UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Explanatory Note: This amended semi-annual report (on Form N-CSRS/A) for WisdomTree Trust (the “Registrant”) is being filed solely to revise the Index performance for the WisdomTree Artificial Intelligence and Innovation Fund and the WisdomTree Battery Value Chain and Innovation Fund and the Index and primary comparative benchmark performance for the WisdomTree BioRevolution Fund, each included in the Average Annual Total Return table in the Performance Summary section of each Fund’s semi-annual report within Item 1 “Reports to Stockholders.” The semi-annual reports for the other series of the Registrant are contained in the Form N-CSRS filed on March 10, 2023 (EDGAR Accession No. 0001193125-23-066989) and, with respect to certain series, as amended on October 12, 2023 (EDGAR Accession No. 0001193125-23-254775), and are not further amended or modified in any way by this Form N-CSRS/A. Other than the aforementioned revision, no other information or disclosures contained in the Registrant’s Form N-CSRS/A filed on October 12, 2023 are being revised or amended by this Form NCSRS/A.

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

(b)	Not applicable.

WisdomTree Trust

Semi-Annual Report

December 31, 2022

International Equity ETFs:

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Emerging Markets ESG Fund (RESE)

WisdomTree Emerging Markets ex-China Fund (XC)

WisdomTree International ESG Fund (RESD)

Fixed Income ETFs:

WisdomTree U.S. Corporate Bond Fund (WFIG)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

Efficient Core ETFs:

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

WisdomTree International Efficient Core Fund (NTSI)

WisdomTree U.S. Efficient Core Fund (NTSX)

Megatrends ETFs:

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

WisdomTree BioRevolution Fund (WDNA)

WisdomTree Cloud Computing Fund (WCLD)

WisdomTree Cybersecurity Fund (WCBR)

“WisdomTree” is a registered mark of WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.4%
Industrials	12.4%
Materials	11.6%
Consumer Discretionary	9.5%
Consumer Staples	9.1%
Health Care	8.5%
Energy	7.2%
Communication Services	6.9%
Utilities	5.3%
Real Estate	4.7%
Information Technology	3.1%
Other Assets less Liabilities‡	-0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
BHP Group Ltd.	3.9%
Novartis AG, Registered Shares	1.8%
Nestle SA, Registered Shares	1.7%
TotalEnergies SE	1.7%
Shell PLC	1.6%
LVMH Moet Hennessy Louis Vuitton SE	1.4%
HSBC Holdings PLC	1.4%
Rio Tinto Ltd.	1.3%
Roche Holding AG	1.3%
Commonwealth Bank of Australia	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Equity Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the industrialized world outside the U.S. and Canada while at the same time dynamically hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,067.80	0.41%	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.41%	$2.09

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	6.78%	-1.23%	2.65%	3.09%	6.73%
Fund Market Price Returns	6.20%	-0.97%	2.84%	3.09%	6.77%
WisdomTree Dynamic Currency Hedged International Equity Index	7.14%	-1.07%	2.94%	3.40%	6.95%
MSCI EAFE Local Currency Index	4.82%	-7.00%	3.64%	3.81%	6.42%
MSCI EAFE Index	6.36%	-14.45%	0.87%	1.54%	5.38%
MSCI EAFE Value Index	7.43%	-5.58%	0.65%	0.17%	4.55%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	23.7%
Financials	13.9%
Consumer Discretionary	13.0%
Materials	12.6%
Real Estate	11.9%
Information Technology	7.7%
Consumer Staples	6.0%
Health Care	4.0%
Communication Services	3.6%
Energy	2.3%
Utilities	2.1%
Other Assets less Liabilities‡	-0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
D/S Norden A/S	0.9%
Azimut Holding SpA	0.7%
Charter Hall Long Wale REIT	0.7%
SSAB AB, Class A	0.6%
Coface SA	0.6%
NOS SGPS SA	0.6%
Sims Ltd.	0.5%
Deterra Royalties Ltd.	0.5%
Sydbank A/S	0.5%
Region RE Ltd.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in the small-capitalization segment of dividend-paying companies in the industrialized world outside the U.S. and Canada while at the same time dynamically hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,033.20	0.49%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.32%	-9.79%	0.95%	1.37%	6.48%
Fund Market Price Returns	2.31%	-10.20%	0.86%	1.30%	6.58%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Index	3.70%	-9.59%	1.28%	1.80%	6.92%
MSCI EAFE Small Cap Local Currency Index	3.17%	-13.60%	2.13%	2.31%	6.29%
MSCI EAFE Small Cap Index	4.41%	-21.39%	-0.93%	-0.05%	5.19%
MSCI EAFE Small Cap Value Index	5.23%	-14.99%	-1.05%	-0.61%	4.98%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	21.5%
Financials	20.7%
Consumer Discretionary	17.1%
Materials	10.0%
Consumer Staples	9.6%
Communication Services	7.4%
Health Care	5.5%
Industrials	5.4%
Utilities	2.9%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Samsung Electronics Co. Ltd.	3.8%
Alibaba Group Holding Ltd.	2.6%
Infosys Ltd.	1.3%
Turkcell Iletisim Hizmetleri AS	1.1%
Ping An Insurance Group Co. of China Ltd., Class H	1.1%
America Movil SAB de CV, Series L	1.1%
ICICI Bank Ltd.	1.1%
Bank Central Asia Tbk PT	0.8%
Orange Polska SA	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ESG Fund (the “Fund”) is actively managed using a model-based approach seeking capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in equity securities of issuers in emerging markets that exhibit certain characteristics believed to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$987.00	0.32%	$1.60
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	0.32%	$1.63

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns[2]	-1.30%	-20.27%	-3.42%	-0.87%	4.71%
Fund Market Price Returns[2]	-2.03%	-19.74%	-3.45%	-0.93%	4.75%
MSCI Emerging Markets Extended ESG Focus Index[3]	-4.20%	-22.15%	-3.01%	N/A	N/A
MSCI Emerging Markets Index	-2.99%	-20.09%	-2.69%	-1.40%	5.02%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.
[2]

The Fund’s objectives and strategies changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was the WisdomTree Emerging Markets Dividend Fund (DVEM) and tracked the performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index.

[3]	The MSCI Emerging Markets Extended ESG Focus Index began on March 27, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree Emerging Markets ex-China Fund (XC)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	27.4%
Financials	19.3%
Materials	10.2%
Consumer Staples	9.5%
Consumer Discretionary	9.4%
Industrials	6.4%
Communication Services	5.1%
Energy	4.7%
Health Care	4.4%
Utilities	2.2%
Real Estate	1.3%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
Samsung Electronics Co. Ltd.	5.8%
Reliance Industries Ltd.	3.5%
Infosys Ltd.	2.2%
ICICI Bank Ltd.	1.8%
Al Rajhi Bank	1.5%
Bank Central Asia Tbk PT	1.4%
Naspers Ltd., Class N	1.1%
Hon Hai Precision Industry Co. Ltd.	1.1%
Hindustan Unilever Ltd.	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-China Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-China Index (the “Index”). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the six-month period1 ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,002.50	0.32%	$0.89
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	0.32%	$1.63
[1]

Fund commenced operations on September 22, 2022. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 101/365 (to reflect the period since commencement of operations).

WisdomTree Trust	5

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree International ESG Fund (RESD)

Sector Breakdown†

Sector	% of Net Assets
Financials	20.9%
Industrials	14.4%
Health Care	14.4%
Consumer Staples	12.6%
Consumer Discretionary	10.7%
Information Technology	9.9%
Materials	6.6%
Communication Services	5.2%
Utilities	3.6%
Real Estate	1.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Nestle SA, Registered Shares	2.9%
Novo Nordisk A/S, Class B	2.4%
Roche Holding AG	1.8%
Novartis AG, Registered Shares	1.7%
ASML Holding NV	1.5%
Unilever PLC	1.4%
AstraZeneca PLC	1.4%
Commonwealth Bank of Australia	1.3%
Diageo PLC	1.2%
Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International ESG Fund (the “Fund”) is actively managed using a model-based approach seeking capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in equity securities of issuers in developed markets excluding the U.S. and Canada that exhibit certain characteristics believed to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,030.70	0.30%	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns[2]	3.07%	-16.41%	1.32%	3.38%	7.12%
Fund Market Price Returns[2]	2.70%	-16.72%	1.23%	3.34%	7.09%
MSCI EAFE Extended ESG Focus Index[3]	6.17%	-15.08%	1.00%	N/A	N/A
MSCI EAFE Index	6.36%	-14.45%	0.87%	1.54%	5.35%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on November 3, 2016.
[2]

The Fund’s objective and strategy changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG) and tracked the performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index.

[3]	The MSCI EAFE Extended ESG Focus Index began on March 27, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

Sector Breakdown†

Sector	% of Net Assets
Financials	31.7%
Information Technology	11.9%
Health Care	10.8%
Utilities	8.1%
Industrials	7.5%
Communication Services	6.2%
Consumer Staples	6.0%
Energy	5.8%
Consumer Discretionary	4.7%
Materials	3.3%
Real Estate	1.8%
U.S. Government Obligations	1.0%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
International Business Machines Corp., 3.50%, 5/15/29	1.1%
Wells Fargo & Co., 1.65%, 6/2/24,	1.0%
JPMorgan Chase & Co., 4.08%, 4/26/26,	1.0%
Comcast Corp., 1.50%, 2/15/31	0.9%
Capital One Financial Corp., 3.75%, 7/28/26	0.9%
Continental Resources, Inc., 4.38%, 1/15/28	0.8%
Diamondback Energy, Inc., 6.25%, 3/15/33	0.8%
BAT Capital Corp., 4.70%, 4/2/27	0.8%
Oracle Corp., 2.88%, 3/25/31	0.8%
Bank of America Corp., 3.42%, 12/20/28,	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund primarily invests in issuers in the U.S. investment grade corporate bond market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$984.30	0.18%	$0.90
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.18%	$0.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-1.57%	-16.33%	-3.19%	0.08%	0.96%
Fund Market Price Returns	-1.61%	-16.23%	-3.27%	0.24%	0.93%
WisdomTree U.S. Corporate Bond Index	-1.23%	-16.17%	-2.95%	0.37%	1.30%
ICE BofA Merrill Lynch U.S. Corporate Index	-1.77%	-15.45%	-2.75%	0.53%	1.49%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	16.5%
Communication Services	15.3%
Energy	12.7%
Health Care	9.9%
Financials	9.5%
Industrials	8.5%
Information Technology	7.0%
Consumer Staples	5.6%
Real Estate	5.1%
Materials	4.7%
Utilities	2.9%
Other Assets less Liabilities‡	2.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
DISH DBS Corp., 7.75%, 7/1/26	0.9%
Frontier Communications Holdings LLC, 5.00%, 5/1/28	0.8%
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27	0.8%
Frontier Communications Holdings LLC, 5.88%, 11/1/29	0.7%
DISH DBS Corp., 5.13%, 6/1/29	0.7%
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	0.7%
CSC Holdings LLC, 5.38%, 2/1/28	0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.70%, 4/1/51	0.7%
Lumen Technologies, Inc., 5.13%, 12/15/26	0.7%
Transocean, Inc., 11.50%, 1/30/27	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Yield Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund primarily invests in issuers in the U.S. non-investment grade corporate bond (“junk bond” or “high yield”) market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,028.60	0.38%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	0.38%	$1.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.86%	-11.99%	-0.88%	2.01%	3.43%
Fund Market Price Returns	2.86%	-11.76%	-0.90%	2.45%	3.49%
WisdomTree U.S. High Yield Corporate Bond Index	3.11%	-12.09%	-0.79%	2.24%	4.03%
ICE BofA Merrill Lynch U.S. High Yield Index	3.27%	-11.22%	-0.23%	2.12%	4.14%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

Sector Breakdown†

Sector	% of Net Assets
Financials	41.5%
Information Technology	11.3%
Health Care	10.7%
Consumer Discretionary	6.7%
Consumer Staples	6.7%
Industrials	5.7%
Utilities	5.7%
Energy	3.4%
Communication Services	3.4%
Materials	2.3%
Real Estate	1.7%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1.3%
Oracle Corp., 1.65%, 3/25/26	1.0%
Citigroup, Inc., 4.45%, 9/29/27	1.0%
JPMorgan Chase & Co., 4.25%, 10/1/27	1.0%
Wells Fargo & Co., 4.30%, 7/22/27	1.0%
Dell International LLC / EMC Corp., 6.02%, 6/15/26	1.0%
JPMorgan Chase & Co., 3.22%, 3/1/25,	0.9%
JPMorgan Chase & Co., 2.08%, 4/22/26,	0.8%
Morgan Stanley, 2.19%, 4/28/26,	0.8%
Goldman Sachs Group, Inc., 4.39%, 6/15/27,	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Short-Term Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Short-Term Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund primarily invests in issuers in the short-term U.S. investment grade corporate bond market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$998.40	0.18%	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.18%	$0.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.16%	-5.67%	-0.73%	0.93%	1.03%
Fund Market Price Returns	-0.12%	-5.65%	-0.76%	1.07%	0.98%
WisdomTree U.S. Short-Term Corporate Bond Index	0.12%	-5.33%	-0.38%	1.29%	1.44%
ICE BofA Merrill Lynch 1-5 year U.S. Corporate Index	-0.13%	-6.11%	-0.36%	1.37%	1.54%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

Sector Breakdown†

Sector	% of Net Assets
Financials	19.3%
Information Technology	19.3%
Consumer Discretionary	14.2%
Communication Services	9.5%
Materials	8.0%
Consumer Staples	5.9%
Energy	4.5%
Health Care	3.3%
Industrials	3.3%
Utilities	2.0%
Real Estate	1.5%
Other Assets less Liabilities‡	9.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.3%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.2%
Reliance Industries Ltd.	1.7%
Naspers Ltd., Class N	1.6%
Meituan, Class B	1.5%
Vale SA	1.4%
Infosys Ltd.	1.2%
China Construction Bank Corp., Class H	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Efficient Core Fund (the “Fund”) is actively managed using a model-based approach seeking total return. The Fund seeks to achieve its investment objective by primarily investing in emerging markets equity securities and U.S. Treasury futures contracts. Under normal circumstances, the Fund will invest approximately 90% of its net assets in emerging market equity securities and the notional exposure to the U.S. Treasury futures contracts’ positions will represent approximately 60% of the Fund’s net assets.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$944.90	0.32%	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	0.32%	$1.63

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-5.51%	-26.50%	-19.70%
Fund Market Price Returns	-5.00%	-26.22%	-19.49%
MSCI Emerging Markets Index	-2.99%	-20.09%	-16.04%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 20, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree International Efficient Core Fund (NTSI)

Sector Breakdown†

Sector	% of Net Assets
Financials	17.2%
Industrials	13.2%
Health Care	13.1%
Consumer Discretionary	10.6%
Consumer Staples	10.2%
Materials	7.1%
Information Technology	6.8%
Energy	4.6%
Communication Services	3.9%
Utilities	2.6%
Real Estate	1.4%
Other Assets less Liabilities‡	9.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Nestle SA, Registered Shares	2.3%
ASML Holding NV	1.7%
Novo Nordisk A/S, Class B	1.6%
Roche Holding AG	1.6%
Shell PLC	1.5%
LVMH Moet Hennessy Louis Vuitton SE	1.5%
Novartis AG, Registered Shares	1.4%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
TotalEnergies SE	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Efficient Core Fund (the “Fund”) is actively managed using a model-based approach seeking total return. The Fund seeks to achieve its investment objective by primarily investing in international equity securities and U.S. Treasury futures contracts. Under normal circumstances, the Fund will invest approximately 90% of its net assets in international equity securities and the notional exposure to the U.S. Treasury futures contracts’ positions will represent approximately 60% of the Fund’s net assets.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,026.70	0.26%	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	0.26%	$1.33

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	2.67%	-19.72%	-10.93%
Fund Market Price Returns	2.80%	-19.63%	-10.81%
MSCI EAFE Index	6.36%	-14.45%	-7.38%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 20, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree U.S. Efficient Core Fund (NTSX)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	23.9%
Health Care	14.0%
Financials	10.5%
Consumer Discretionary	8.9%
Industrials	7.9%
Communication Services	6.7%
Consumer Staples	6.3%
Energy	4.8%
Utilities	2.6%
Real Estate	2.4%
Materials	2.2%
Other Assets less Liabilities‡	9.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	5.1%
Amazon.com, Inc.	2.2%
Alphabet, Inc., Class A	1.5%
Alphabet, Inc., Class C	1.3%
UnitedHealth Group, Inc.	1.3%
Johnson & Johnson	1.3%
Exxon Mobil Corp.	1.3%
JPMorgan Chase & Co.	1.1%
Berkshire Hathaway, Inc., Class B	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Efficient Core Fund (the “Fund”) is actively managed using a model-based approach seeking total return. The Fund seeks to achieve its investment objective by investing in large-capitalization U.S. equity securities and U.S. Treasury futures contracts. Under normal circumstances, the Fund will invest approximately 90% of its net assets in U.S. equity securities and the notional exposure to the U.S. Treasury futures contracts’ positions will represent approximately 60% of the Fund’s net assets.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$980.30	0.20%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-1.97%	-25.72%	4.27%	7.33%
Fund Market Price Returns	-1.74%	-25.87%	4.26%	7.31%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite	-0.21%	-16.17%	3.75%	5.81%
S&P 500® Index	2.31%	-18.11%	7.66%	9.08%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 2, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	79.7%
Consumer Discretionary	6.8%
Industrials	6.0%
Health Care	3.8%
Communication Services	2.3%
Financials	1.4%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Ambarella, Inc.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
Analog Devices, Inc.	2.0%
Lattice Semiconductor Corp.	2.0%
Infineon Technologies AG	2.0%
ASML Holding NV, Registered shares	1.9%
Cadence Design Systems, Inc.	1.9%
Synopsys, Inc.	1.9%
STMicroelectronics NV	1.9%
NXP Semiconductors NV	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Artificial Intelligence and Innovation Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Artificial Intelligence & Innovation Index (the “Index”). In seeking to track the Index, the Fund primarily invests in equity securities of exchange-listed companies globally, including developed countries and emerging markets throughout the world, which are primarily involved in the investment theme of “Artificial Intelligence and Innovation”. Artificial intelligence refers to the application of computer systems or robotics to perform tasks that typically require human intelligence, discernment and adaption, such as decision-making, reasoning, learning from past experiences, visual perception, and speech recognition. Innovation refers to those companies that introduce a new, creative, or different (i.e., “innovative”) technology enabled product or service in seeking to potentially change an industry landscape, as well as companies that service those innovative technologies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$940.90	0.45%	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-5.91%	-42.43%	-41.94%
Fund Market Price Returns	-5.83%	-42.26%	-41.70%
WisdomTree Artificial Intelligence & Innovation Index	-5.78%	-42.32%	-41.85%
Nasdaq 100 Index	-4.46%	-32.38%	-31.07%
S&P 500® Information Technology Index	-1.76%	-28.19%	-26.40%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on December 9, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

Sector Breakdown†

Sector	% of Net Assets
Industrials	39.9%
Materials	35.4%
Consumer Discretionary	10.2%
Information Technology	9.1%
Utilities	3.1%
Energy	1.9%
Health Care	0.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Umicore SA	3.8%
TDK Corp.	3.5%
QuantumScape Corp.	2.9%
Blink Charging Co.	2.9%
GEM Co. Ltd., Class A	2.8%
BASF SE	2.8%
EnerSys	2.3%
Rolls-Royce Holdings PLC	1.9%
Bloom Energy Corp., Class A	1.9%
Qingdao TGOOD Electric Co. Ltd., Class A	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Battery Value Chain and Innovation Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Battery Value Chain and Innovation Index (the “Index”). In seeking to track the Index, the Fund invests in companies primarily involved in battery and energy storage solutions that meet the index eligibility requirements. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$928.30	0.45%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

Performance

	Cumulative Total Return

	6-Month*	Since Inception[1]
Fund NAV Returns	-7.17%	-20.36%
Fund Market Price Returns	-7.90%	-20.41%
WisdomTree Battery Value Chain and Innovation Index	-7.18%	-20.27%
MSCI ACWI Materials Index	7.32%	-11.76%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on February 17, 2022.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree BioRevolution Fund (WDNA)

Sector Breakdown†

Sector	% of Net Assets
Health Care	78.8%
Materials	12.2%
Consumer Staples	5.6%
Energy	3.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
AstraZeneca PLC, ADR	3.1%
Pfizer, Inc.	2.3%
Vertex Pharmaceuticals, Inc.	2.3%
Archer-Daniels-Midland Co.	2.2%
Merck & Co., Inc.	2.2%
Gilead Sciences, Inc.	2.2%
Sarepta Therapeutics, Inc.	2.2%
Alnylam Pharmaceuticals, Inc.	2.2%
Eli Lilly & Co.	2.1%
Thermo Fisher Scientific, Inc.	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree BioRevolution Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree BioRevolution Index (the “Index”). In seeking to track the Index, the Fund primarily invests in equity securities of exchange-listed companies globally that will be significantly transformed by advancements in genetics and biotechnology. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,005.50	0.45%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	0.55%	-26.07%	-20.34%
Fund Market Price Returns	0.43%	-26.23%	-20.42%
WisdomTree BioRevolution Index	0.64%	-25.96%	-20.15%
S&P Biotechnology Select Industry Index	12.04%	-25.62%	-23.52%
S&P 500® Health Care Index	6.96%	-1.95%	9.42%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on June 3, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	94.5%
Health Care	2.1%
Communication Services	1.9%
Consumer Discretionary	1.4%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Yext, Inc.	2.3%
Clearwater Analytics Holdings, Inc., Class A	2.0%
Workiva, Inc.	2.0%
AvidXchange Holdings, Inc.	2.0%
Coupa Software, Inc.	1.9%
Smartsheet, Inc., Class A	1.9%
Wix.com Ltd.	1.9%
Squarespace, Inc., Class A	1.8%
PagerDuty, Inc.	1.7%
Box, Inc., Class A	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Cloud Computing Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bessemer Venture Partners (“BVP”) Nasdaq Emerging Cloud Index (the “Index”). In seeking to track the Index, the Fund invests in emerging public companies primarily involved in providing cloud computing software and services to their customers, which derive the majority of their revenues from business-oriented software products, as determined by BVP. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$893.70	0.45%	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-10.63%	-51.71%	-0.67%	-0.01%
Fund Market Price Returns	-10.40%	-51.67%	-0.66%	0.01%
BVP Nasdaq Emerging Cloud Index	-10.48%	-51.53%	-0.34%	0.36%
S&P 500® Information Technology Index	-1.76%	-28.19%	11.60%	14.69%
S&P 500® Growth Index	-2.47%	-29.41%	7.54%	8.96%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 6, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

Country Breakdown†

Country	% of Net Assets
United States	86.5%
United Kingdom	4.5%
Japan	4.4%
South Korea	2.8%
Israel	1.3%
Canada	0.4%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Okta, Inc.	7.1%
Fortinet, Inc.	6.1%
Akamai Technologies, Inc.	5.2%
Tenable Holdings, Inc.	5.1%
HashiCorp, Inc., Class A	5.0%
Palo Alto Networks, Inc.	5.0%
Datadog, Inc., Class A	4.9%
Fastly, Inc., Class A	4.7%
Cloudflare, Inc., Class A	4.6%
Darktrace PLC	4.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Cybersecurity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Team8 Cybersecurity Index (the “Index”). In seeking to track the Index, the Fund invests in equity securities of exchange-listed companies globally, which are primarily involved in cybersecurity and security-oriented technology that generate a meaningful part of their revenue from security protocols that prevent intrusion and attacks to systems, networks, applications, computers, and mobile devices and are experiencing revenue growth.

Shareholder Expense Example (for the six-month period ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$855.90	0.45%	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-14.41%	-41.57%	-21.11%
Fund Market Price Returns	-14.37%	-41.61%	-21.14%
WisdomTree Team8 Cybersecurity Index	-14.73%	-41.75%	-21.01%
S&P 500® Information Technology Index	-1.76%	-28.19%	-2.31%
S&P 500® Growth Index	-2.47%	-29.41%	-4.03%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on January 28, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	17

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

The 60% S&P 500® Index/40% Bloomberg U.S. Aggregate Index Composite represents a 60% weight to the S&P 500® Index and a 40% weight to the Bloomberg U.S. Aggregate Index. The Bloomberg U.S. Aggregate Index measures the performance of the U.S. investment-grade bond market.

The BVP Nasdaq Emerging Cloud Index is an equally weighted index that is designed to track the performance of emerging public companies primarily involved in providing cloud software and services to their customers.

Cloud computing is a term used to describe the delivery, through the Internet, of computing services, which can include servers, storage, databases, networking, software, analytics, and intelligence.

The ICE BofA Merrill Lynch U.S. Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S.

The ICE BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated high yield corporate debt securities issued in the U.S.

The ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all securities with a remaining term to final maturity less than 5 years.

The MSCI ACWI Materials Index is a modified market capitalization weighted index that measures the performance of securities classified in the Materials GICS sector.

The MSCI EAFE Extended ESG Focus Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI EAFE Index, its parent index.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, in local currency.

The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI EAFE Small Cap Local Currency Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada, in local currency.

The MSCI EAFE Small Cap Value Index captures small cap securities exhibiting overall value style characteristics across Developed Markets countries, excluding the U.S. and Canada.

The MSCI EAFE Value Index is a free float-adjusted market capitalization index that is designed to measure the performance of “value” stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI Emerging Markets Extended ESG Focus Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI Emerging Markets Index, its parent index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Extended ESG Focus Indexes (the “Indexes”) are designed to maximize their exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the underlying market capitalization weighted index.

18	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

The NASDAQ 100 Index is a large-cap growth index that includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.

The S&P 500® Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market.

The S&P 500® Health Care Index is a capitalization weighted index that measures the performance of the members of the GICS Healthcare sector within the S&P 500 Index.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee designed to represent the performance of the leading industries in the United States economy.

The S&P 500® Information Technology Index comprises companies included in the S&P 500® that are classified as members of the GICS® information technology sector.

The S&P Biotechnology Select Industry Index is designed to measure the performance of stocks from the S&P Total Market index that are classified in the GICS biotechnology sub-industry.

The WisdomTree Artificial Intelligence & Innovation Index is designed to measure the performance of companies primarily involved in artificial intelligence and innovation.

The WisdomTree Battery Value Chain and Innovation Index is designed to track the performance of companies primarily involved in battery and energy storage solutions that meet Index eligibility requirements. Battery and energy storage solutions can be defined as technology that captures electric energy in chemical form.

The WisdomTree BioRevolution Index is designed to track performance of companies that will be significantly transformed by advancements in genetics and biotechnology that meet index eligibility requirements.

The WisdomTree Dynamic Currency Hedged International Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States. To hedge the impact of changes to the value of foreign currencies relative to the U.S. dollar, a currency hedge ratio (ranging from 0% to 100%) is applied monthly using a rules-based process that combines momentum, value, and interest rate signals.

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world, excluding Canada and the United States. To hedge the impact of changes to the value of foreign currencies relative to the U.S. dollar, a currency hedge ratio (ranging from 0% to 100%) is applied monthly using a rules-based process that combines momentum, value, and interest rate signals.

The WisdomTree Emerging Markets ex-China Index measures the performance of emerging markets stocks (excluding China) that are not state owned enterprises. State owned enterprises are defined as government ownership of more than 20% of outstanding shares of companies. The index employs a modified float-adjusted market capitalization weighting process to target the weights of countries in the universe (excluding China) prior to the removal of state owned enterprises while also limiting sector deviations to 3% of the starting universe.

The WisdomTree Team8 Cybersecurity Index is designed to track the performance of companies primarily involved in providing cybersecurity-oriented products that meet index eligibility requirements.

The WisdomTree U.S. Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the U.S. investment grade corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of

WisdomTree Trust	19

Description of Terms and Indexes (unaudited) (continued)

public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $350 million in par amount outstanding and a remaining maturity of at least one year. Component securities must be rated investment grade.

The WisdomTree U.S. High Yield Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the U.S. high yield corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $500 million in par amount outstanding and a remaining maturity of at least one year. Component securities must be rated non-investment grade by at least one rating agency.

The WisdomTree U.S. Short-Term Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the U.S. investment-grade corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $350 million in par amount outstanding and a remaining maturity of at least one year but not more than five years. Component securities must be rated investment grade.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

THE INFORMATION SET FORTH IN THE BVP NASDAQ EMERGING CLOUD INDEX IS NOT INTENDED TO BE, AND SHALL NOT BE REGARDED OR CONSTRUED AS, A RECOMMENDATION FOR A TRANSACTION OR INVESTMENT OR FINANCIAL, TAX, INVESTMENT OR OTHER ADVICE OF ANY KIND BY BESSEMER VENTURE PARTNERS. BESSEMER VENTURE PARTNERS DOES NOT PROVIDE INVESTMENT ADVICE TO WISDOMTREE OR THE FUND, IS NOT AN INVESTMENT ADVISER TO THE FUND AND IS NOT RESPONSIBLE FOR THE PERFORMANCE OF THE FUND. THE FUND IS NOT ISSUED, SPONSORED, ENDORSED OR PROMOTED BY BESSEMER VENTURE PARTNERS. BESSEMER VENTURE PARTNERS MAKES NO WARRANTY OR REPRESENTATION REGARDING THE QUALITY, ACCURACY OR COMPLETENESS OF THE BVP NASDAQ EMERGING CLOUD INDEX, INDEX

20	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

VALUES OR ANY INDEX RELATED DATA INCLUDED HEREIN, PROVIDED HEREWITH OR DERIVED THEREFROM AND ASSUMES NO LIABILITY IN CONNECTION WITH ITS USE. BESSEMER VENTURE PARTNERS AND/OR POOLED INVESTMENT VEHICLES WHICH IT MANAGES, AND INDIVIDUALS AND ENTITIES AFFILIATED WITH SUCH VEHICLES, MAY PURCHASE, SELL OR HOLD SECURITIES OF ISSUERS THAT ARE CONSTITUENTS OF THE BVP NASDAQ EMERGING CLOUD INDEX FROM TIME TO TIME AND AT ANY TIME, INCLUDING IN ADVANCE OF OR FOLLOWING AN ISSUER BEING ADDED TO OR REMOVED FROM THE BVP NASDAQ EMERGING CLOUD INDEX.

Nasdaq® and the BVP Nasdaq Emerging Cloud Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by WisdomTree. The fund has not been passed on by the Corporations as to its legality or suitability. The fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar	ILS	Israeli new shekel
CHF	Swiss franc	JPY	Japanese yen
DKK	Danish krone	NOK	Norwegian krone
EUR	Euro	SEK	Swedish krona
GBP	British pound	SGD	Singapore dollar
HKD	Hong Kong dollar	USD	U.S. dollar

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

WisdomTree Trust	21

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

Investments	Shares	Value

COMMON STOCKS – 100.7%

Australia – 13.5%

Abacus Property Group(a)	38,763	$69,135

Accent Group Ltd.(a)	12,282	13,993

Adbri Ltd.(a)	18,004	20,207

AGL Energy Ltd.	14,282	78,161

ALS Ltd.	6,392	53,014

Alumina Ltd.(a)	105,593	108,844

Ampol Ltd.	7,505	143,932

ANZ Group Holdings Ltd.	79,177	1,270,397

APA Group	28,712	209,508

Aristocrat Leisure Ltd.	3,877	80,243

ASX Ltd.	3,350	154,528

Aurizon Holdings Ltd.	38,840	98,246

Australian Clinical Labs Ltd.	16,551	33,448

Bank of Queensland Ltd.(a)	11,683	54,668

Bendigo & Adelaide Bank Ltd.	11,064	73,605

BHP Group Ltd.	277,704	8,593,268

BlueScope Steel Ltd.	9,587	109,484

Brambles Ltd.	16,334	133,698

Brickworks Ltd.	2,392	35,963

BWP Trust(a)	18,688	49,552

carsales.com Ltd.	3,922	55,215

Centuria Capital Group(a)	70,425	81,429

Centuria Industrial REIT(a)	20,682	43,760

Challenger Ltd.(a)	9,092	46,983

Charter Hall Group(a)	7,554	61,370

Charter Hall Long Wale REIT	28,342	85,145

Cochlear Ltd.	291	40,281

Coles Group Ltd.	22,705	257,444

Commonwealth Bank of Australia(a)	30,818	2,144,261

Computershare Ltd.	5,557	98,734

Cromwell Property Group(a)	93,668	42,559

CSL Ltd.	1,904	371,555

CSR Ltd.	17,365	55,465

Deterra Royalties Ltd.	24,231	75,260

Dexus	25,754	135,354

Dicker Data Ltd.(a)	3,476	24,020

Eagers Automotive Ltd.(a)	4,456	32,787

Elders Ltd.	4,485	30,841

Endeavour Group Ltd.	16,823	73,243

First Resources Ltd.	41,100	45,353

Goodman Group	9,926	116,856

GPT Group	23,212	66,113

Growthpoint Properties Australia Ltd.(a)	21,911	44,280

Harvey Norman Holdings Ltd.(a)	39,835	111,568

Healius Ltd.(a)	12,329	25,668

Helia Group Ltd.	22,532	42,020

HomeCo Daily Needs REIT	55,188	48,092

IGO Ltd.	3,362	30,688

Iluka Resources Ltd.	4,805	31,054

Incitec Pivot Ltd.	48,882	124,641

Inghams Group Ltd.	17,278	33,511

Insignia Financial Ltd.	17,180	39,030

Insurance Australia Group Ltd.	16,169	52,084

IVE Group Ltd.	12,313	19,623

JB Hi-Fi Ltd.(a)	3,762	107,023

Lovisa Holdings Ltd.	2,566	40,214

Macquarie Group Ltd.	4,812	544,834

McMillan Shakespeare Ltd.	4,200	38,280

Medibank Pvt Ltd.	43,720	87,464

Metcash Ltd.(a)	26,734	72,156

Mineral Resources Ltd.	917	48,008

Mirvac Group	59,272	85,616

MyState Ltd.	9,273	24,651

National Australia Bank Ltd.	64,623	1,317,352

New Hope Corp. Ltd.(a)	30,226	130,366

NIB Holdings Ltd.(a)	7,090	37,263

Nick Scali Ltd.(a)	2,095	15,117

Nine Entertainment Co. Holdings Ltd.	63,194	78,853

Northern Star Resources Ltd.	10,907	80,697

NRW Holdings Ltd.	24,801	47,261

Orica Ltd.	3,560	36,358

Origin Energy Ltd.	30,072	157,436

Orora Ltd.	21,423	41,986

Perpetual Ltd.(a)	2,737	45,660

Premier Investments Ltd.	3,853	64,905

QBE Insurance Group Ltd.	12,022	109,491

Qube Holdings Ltd.(a)	24,905	47,459

REA Group Ltd.(a)	886	66,573

Reece Ltd.	4,173	40,043

Region RE Ltd.	32,725	60,142

Rio Tinto Ltd.	54,534	3,922,108

Santos Ltd.	39,765	192,542

Scentre Group	103,346	201,842

SEEK Ltd.(a)	4,146	58,903

Seven Group Holdings Ltd.(a)	3,083	43,843

Sigma Healthcare Ltd.	11,953	4,945

Sims Ltd.	7,361	65,343

Sonic Healthcare Ltd.	6,859	139,403

South32 Ltd.	212,765	577,146

Steadfast Group Ltd.(a)	12,286	45,575

Stockland	87,014	214,201

Suncorp Group Ltd.	13,746	112,235

Telstra Group Ltd.(a)	235,154	636,284

Terracom Ltd.(a)	22,936	14,465

TPG Telecom Ltd.(a)	26,016	86,273

Transurban Group	32,501	286,086

Treasury Wine Estates Ltd.	7,488	69,111

Vicinity Ltd.	87,398	118,538

Viva Energy Group Ltd.(b)	51,477	95,302

Washington H Soul Pattinson & Co. Ltd.(a)	3,832	71,879

Waypoint REIT Ltd.	22,777	42,477

Wesfarmers Ltd.	15,837	493,067

Westpac Banking Corp.	55,991	886,606

Whitehaven Coal Ltd.	22,364	142,865

Woodside Energy Group Ltd.(a)	55,141	1,325,239

Woolworths Group Ltd.	10,356	235,689

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

Investments	Shares	Value

Worley Ltd.	7,993	$81,307

Total Australia		29,558,663

Austria – 0.6%

Andritz AG	1,656	94,642

BAWAG Group AG*(b)	2,417	128,461

Erste Group Bank AG	7,849	250,468

EVN AG	2,562	46,210

Lenzing AG	913	53,397

Oesterreichische Post AG	1,664	52,212

OMV AG	5,364	275,359

S IMMO AG	1,301	17,328

Telekom Austria AG*	13,253	81,754

UNIQA Insurance Group AG	11,440	85,465

Verbund AG	713	59,849

Vienna Insurance Group AG Wiener Versicherung Gruppe	2,216	52,858

Voestalpine AG	3,631	96,027

Wienerberger AG	1,905	45,867

Total Austria		1,339,897

Belgium – 1.0%

Ackermans & van Haaren NV	278	47,531

Aedifica SA	734	59,379

Ageas SA/NV	6,702	296,265

Anheuser-Busch InBev SA	5,388	323,572

bpost SA	8,685	44,529

Cofinimmo SA	302	26,977

D’ieteren Group	295	56,419

Elia Group SA/NV	424	60,094

Groupe Bruxelles Lambert NV	2,160	171,926

KBC Group NV	9,888	634,022

Melexis NV	762	65,873

Proximus SADP	12,404	119,090

Solvay SA	1,330	134,080

UCB SA	879	69,007

Umicore SA	1,936	70,912

VGP NV(a)	783	65,014

Warehouses De Pauw CVA	1,820	51,862

Total Belgium		2,296,552

Burkina Faso – 0.0%

Endeavour Mining PLC	2,793	58,862

China – 0.5%

BOC Hong Kong Holdings Ltd.	221,500	754,893

Prosus NV*	2,225	153,045

Wilmar International Ltd.	88,500	275,160

Total China		1,183,098

Denmark – 1.4%

Alm Brand A/S	26,161	42,238

AP Moller – Maersk A/S, Class B	258	578,365

Carlsberg A/S, Class B	964	127,724

Chr Hansen Holding A/S	696	49,914

Coloplast A/S, Class B	1,464	170,608

D/S Norden A/S	1,743	104,562

DSV A/S	447	70,342

Novo Nordisk A/S, Class B	7,595	1,022,426

Novozymes A/S, Class B	1,053	53,180

Orsted A/S(b)	2,457	222,609

Pandora A/S	2,053	143,813

Scandinavian Tobacco Group A/S(b)	2,749	48,172

Sydbank A/S	1,005	42,203

Topdanmark A/S	2,849	149,404

Tryg A/S	6,649	157,784

Total Denmark		2,983,344

Finland – 1.6%

Aktia Bank Oyj	3,268	35,645

Anora Group Oyj	3,793	29,794

Citycon Oyj*(a)	6,836	45,635

Elisa Oyj	2,449	129,273

Fortum Oyj	21,126	350,376

Huhtamaki Oyj	1,265	43,202

Kesko Oyj, Class A	2,595	56,360

Kesko Oyj, Class B	5,040	110,914

Kojamo Oyj	2,742	40,384

Kone Oyj, Class B	5,314	273,927

Konecranes Oyj	1,220	37,447

Metsa Board Oyj, Class B	6,286	58,802

Metso Outotec Oyj	9,561	98,080

Neste Oyj	4,310	197,885

Nokia Oyj	17,411	80,404

Nordea Bank Abp	73,456	787,328

Orion Oyj, Class B	1,454	79,513

Sampo Oyj, Class A	10,616	553,127

Stora Enso Oyj, Class R	7,093	99,545

TietoEVRY Oyj	2,524	71,438

UPM-Kymmene Oyj	6,164	229,788

Valmet Oyj	3,442	92,425

Total Finland		3,501,292

France – 11.2%

Air Liquide SA	2,861	404,270

Airbus SE	3,492	413,753

ALD SA(a)(b)	12,872	147,817

Arkema SA	748	66,962

AXA SA	64,277	1,787,363

BioMerieux	455	47,550

BNP Paribas SA	27,975	1,589,848

Bollore SE	17,420	97,048

Bouygues SA(a)	7,142	213,729

Bureau Veritas SA	1,599	41,998

Capgemini SE	778	129,488

Carrefour SA	6,339	105,809

Cie de Saint-Gobain	5,541	269,957

Cie Generale des Etablissements Michelin SCA	8,928	247,596

Coface SA	8,510	110,259

Danone SA	6,682	351,077

Dassault Aviation SA	480	81,043

Dassault Systemes SE	2,079	74,319

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

Investments	Shares	Value

Edenred	1,544	$83,842

Eiffage SA	1,163	114,092

Electricite de France SA	55,428	709,866

Elis SA	4,451	65,650

Engie SA	71,882	1,027,074

Eramet SA	642	57,452

EssilorLuxottica SA	2,068	373,437

Gaztransport Et Technigaz SA	609	64,866

Gecina SA	918	93,222

Getlink SE	3,130	50,024

Hermes International	295	454,942

Imerys SA	1,206	46,773

Ipsen SA	318	34,108

IPSOS	789	49,260

Kering SA	1,018	516,612

Klepierre SA*	6,753	155,170

L’Oreal SA	3,506	1,248,257

La Francaise des Jeux SAEM(b)	3,467	139,052

Legrand SA	1,994	159,224

LVMH Moet Hennessy Louis Vuitton SE	4,096	2,972,152

Metropole Television SA	5,254	86,072

Nexans SA	396	35,691

Orange SA	77,264	765,311

Pernod Ricard SA	2,599	509,682

Publicis Groupe SA*	3,342	211,936

Remy Cointreau SA	241	40,536

Rexel SA	6,144	120,914

Rothschild & Co.	2,521	100,492

Rubis SCA	2,722	71,464

Sanofi	15,017	1,439,855

Sartorius Stedim Biotech	148	47,781

Schneider Electric SE	3,958	552,184

Societe BIC SA	584	39,858

Societe Generale SA	18,538	464,544

Sodexo SA	806	76,971

Sopra Steria Group SACA	333	50,182

SPIE SA	2,078	54,024

Teleperformance	234	55,616

Thales SA	2,008	255,664

TotalEnergies SE(a)	58,987	3,692,243

Trigano SA	8	1,089

Valeo	1,472	26,236

Veolia Environnement SA	9,205	235,777

Verallia SA(b)	1,539	52,034

Vicat SA	2,535	63,443

Vinci SA	6,415	638,701

Vivendi SE	15,714	149,495

Wendel SE	752	69,984

Total France		24,502,740

Georgia – 0.0%

Bank of Georgia Group PLC	1,691	52,988

Germany – 7.4%

adidas AG	1,799	244,721

Allianz SE, Registered Shares	7,142	1,531,319

BASF SE	19,673	974,004

Bayer AG, Registered Shares	11,388	587,334

Bayerische Motoren Werke AG	13,215	1,175,967

Bechtle AG	1,043	36,800

Beiersdorf AG	504	57,662

Brenntag SE	1,351	86,108

Carl Zeiss Meditec AG, Bearer Shares	345	43,411

Dermapharm Holding SE	627	25,107

Deutsche Bank AG, Registered Shares	14,974	169,207

Deutsche Boerse AG	1,083	186,551

Deutsche Post AG, Registered Shares	18,490	694,223

Deutsche Telekom AG, Registered Shares	77,756	1,546,675

DWS Group GmbH & Co. KGaA(b)	6,564	212,685

E.ON SE	46,767	465,879

Encavis AG	1,648	32,512

Evonik Industries AG	8,519	163,063

Fielmann AG	1,972	77,913

Freenet AG	3,713	80,918

GEA Group AG	1,746	71,183

Hannover Rueck SE	1,794	355,167

Hapag-Lloyd AG(a)(b)	5,458	1,034,529

HeidelbergCement AG	3,307	188,046

Henkel AG & Co. KGaA	2,011	129,311

Hochtief AG	1,023	57,516

Infineon Technologies AG	4,855	147,310

Kloeckner & Co. SE	5,609	55,283

Mercedes-Benz Group AG, Registered Shares	27,433	1,797,660

Merck KGaA	504	97,305

MTU Aero Engines AG	299	64,524

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	1,695	549,932

Puma SE	1,626	98,394

Rheinmetall AG	310	61,554

RWE AG	5,130	227,705

SAP SE	7,180	738,622

Siemens Healthineers AG(b)	6,095	303,973

Siltronic AG	1,331	96,808

Sixt SE	882	80,906

Stroeer SE & Co. KGaA	1,097	50,999

Suedzucker AG	1,980	34,529

Symrise AG	408	44,262

Synlab AG	2,877	34,788

Talanx AG	5,059	239,293

Telefonica Deutschland Holding AG	76,600	188,273

United Internet AG, Registered Shares	2,809	56,630

Vantage Towers AG	3,466	118,741

Varta AG(a)	1,712	41,184

Volkswagen AG	4,055	638,984

Wacker Chemie AG	1,138	145,015

Wacker Neuson SE	6,040	105,331

Total Germany		16,245,816

Hong Kong – 3.5%

AIA Group Ltd.	93,800	1,043,163

Bank of East Asia Ltd.	55,949	67,813

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

Investments	Shares	Value

Champion REIT(a)	171,000	$67,480

CLP Holdings Ltd.	45,500	331,998

Dah Sing Banking Group Ltd.	42,800	30,709

Fortune Real Estate Investment Trust	58,000	47,114

Hang Lung Properties Ltd.	102,000	199,427

Hang Seng Bank Ltd.	20,800	345,914

Henderson Land Development Co. Ltd.	130,000	453,879

Hong Kong & China Gas Co. Ltd.	301,816	286,930

Hong Kong Exchanges & Clearing Ltd.	14,059	607,396

Hutchison Port Holdings Trust	422,100	81,887

Hysan Development Co. Ltd.	19,000	61,589

Link REIT	61,360	450,474

MTR Corp. Ltd.	123,143	652,402

New World Development Co. Ltd.	102,000	287,510

PCCW Ltd.	495,000	223,243

Power Assets Holdings Ltd.	73,500	402,581

Singamas Container Holdings Ltd.	120,000	11,224

Sino Land Co. Ltd.	234,481	293,216

Sun Hung Kai Properties Ltd.	74,500	1,019,430

Swire Pacific Ltd., Class A	13,000	114,427

Swire Pacific Ltd., Class B	57,500	78,239

Swire Properties Ltd.	98,800	251,147

Techtronic Industries Co. Ltd.	13,500	150,654

Total Hong Kong		7,559,846

Indonesia – 0.0%

Nickel Industries Ltd.(a)	78,536	51,661

Ireland – 0.3%

AIB Group PLC	16,448	63,476

CRH PLC	8,443	333,489

Glanbia PLC	3,788	48,189

Kerry Group PLC, Class A	298	26,792

Kingspan Group PLC	491	26,505

Smurfit Kappa Group PLC	3,480	128,357

Total Ireland		626,808

Israel – 0.9%

Alony Hetz Properties & Investments Ltd.	3,747	38,017

Amot Investments Ltd.	11,294	66,096

Ashtrom Group Ltd.	2,510	46,729

Azrieli Group Ltd.	1,193	78,981

Bank Hapoalim BM	12,998	116,848

Bank Leumi Le-Israel BM	38,370	318,726

Bezeq The Israeli Telecommunication Corp. Ltd.	44,486	76,465

Big Shopping Centers Ltd.*	409	41,729

Carasso Motors Ltd.	6,052	34,767

Delek Automotive Systems Ltd.	4,246	49,590

Delek Group Ltd.*	1	79

FIBI Holdings Ltd.	738	30,662

First International Bank of Israel Ltd.	1,398	55,072

Gav-Yam Lands Corp. Ltd.	5,680	44,107

Harel Insurance Investments & Financial Services Ltd.	5,034	44,241

ICL Group Ltd.	50,495	364,205

Israel Discount Bank Ltd., Class A	15,425	80,786

Matrix IT Ltd.	1,655	34,540

Mivne Real Estate KD Ltd.	13,587	43,127

Mizrahi Tefahot Bank Ltd.	4,776	154,169

Phoenix Holdings Ltd.	5,847	62,141

Plus500 Ltd.	2,976	64,580

Strauss Group Ltd.	1,672	44,206

Total Israel		1,889,863

Italy – 2.3%

A2A SpA	65,889	87,548

ACEA SpA	3,494	48,178

Alerion Cleanpower SpA	787	27,046

Anima Holding SpA(b)	13,770	54,993

Assicurazioni Generali SpA	29,617	525,179

Azimut Holding SpA	4,509	100,720

Banca Generali SpA	2,807	96,044

Banca Mediolanum SpA	13,904	115,715

Banca Popolare di Sondrio SpA	14,143	57,056

Banco BPM SpA	33,597	119,545

Brembo SpA	3,201	35,700

Buzzi Unicem SpA	1,843	35,405

Credito Emiliano SpA	9,938	70,320

Cromwell European Real Estate Investment Trust	33,600	53,789

Davide Campari-Milano NV	4,171	42,218

De’ Longhi SpA	1,618	36,228

DiaSorin SpA	249	34,653

Eni SpA	83,964	1,190,566

ERG SpA	2,502	77,331

Esprinet SpA	1,744	12,536

Ferrari NV	625	133,540

FinecoBank Banca Fineco SpA	6,374	105,577

Hera SpA	17,999	48,389

Infrastrutture Wireless Italiane SpA(b)	10,625	106,750

Italgas SpA	15,621	86,525

Leonardo SpA	4,466	38,417

Mediobanca Banca di Credito Finanziario SpA(a)	23,398	224,344

Moncler SpA	1,534	81,039

Piaggio & C. SpA	12,901	38,607

Poste Italiane SpA(b)	27,709	269,878

Prysmian SpA	1,595	59,000

Recordati Industria Chimica e Farmaceutica SpA	2,196	90,818

Snam SpA	85,176	411,523

Terna – Rete Elettrica Nazionale	35,238	259,493

Unieuro SpA(a)(b)	358	4,696

Unipol Gruppo SpA	15,156	73,727

UnipolSai Assicurazioni SpA(a)	62,281	153,012

Total Italy		5,006,105

Japan – 19.5%

ABC-Mart, Inc.	700	39,630

ADEKA Corp.	8,500	139,407

Advantest Corp.	1,200	77,123

Aeon Co. Ltd.	3,500	73,822

Aeon Mall Co. Ltd.	5,000	64,610

AGC, Inc.(a)	3,400	113,252

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

Investments	Shares	Value

Aica Kogyo Co. Ltd.(a)	2,200	$52,188

Air Water, Inc.	3,000	34,901

Aisin Corp.	3,700	98,988

Ajinomoto Co., Inc.	2,900	88,597

Akita Bank Ltd.	1,500	21,748

Alfresa Holdings Corp.	3,600	45,728

Amada Co. Ltd.	10,200	79,933

Aozora Bank Ltd.(a)	4,000	78,669

Asahi Group Holdings Ltd.(a)	3,700	115,505

Asahi Kasei Corp.	5,700	40,668

Astellas Pharma, Inc.	16,600	252,438

Autobacs Seven Co. Ltd.	12,200	133,516

Azbil Corp.	1,000	25,200

Bandai Namco Holdings, Inc.	2,200	138,624

BayCurrent Consulting, Inc.	1,000	31,187

Bridgestone Corp.(a)	6,200	220,427

Brother Industries Ltd.	2,700	41,069

Canon Marketing Japan, Inc.(a)	3,800	86,083

Canon, Inc.(a)	14,500	313,803

Capcom Co. Ltd.	1,200	38,289

Casio Computer Co. Ltd.(a)	4,100	41,732

Central Japan Railway Co.	600	73,690

Chiba Bank Ltd.(a)	11,500	83,846

Chubu Electric Power Co., Inc.	4,900	50,580

Chugai Pharmaceutical Co. Ltd.(a)	19,000	484,990

Coca-Cola Bottlers Japan Holdings, Inc.(a)	5,300	57,722

COMSYS Holdings Corp.	3,300	57,899

Concordia Financial Group Ltd.	20,300	84,619

Cosmo Energy Holdings Co. Ltd.	2,400	63,481

Dai Nippon Printing Co. Ltd.	2,400	48,202

Dai-ichi Life Holdings, Inc.	12,500	283,641

Daicel Corp.	6,100	44,151

Daifuku Co. Ltd.	700	32,786

Daiichi Sankyo Co. Ltd.	3,400	109,515

Daikin Industries Ltd.	900	137,785

Daito Trust Construction Co. Ltd.	1,200	123,142

Daiwa House Industry Co. Ltd.	5,700	131,284

Daiwa Securities Group, Inc.	26,000	114,881

Denka Co. Ltd.	1,600	36,682

Denso Corp.	5,500	272,447

Dentsu Group, Inc.(a)	2,600	81,678

DIC Corp.(a)	3,100	54,649

Disco Corp.	400	114,442

Doshisha Co. Ltd.	12,900	158,677

Earth Corp.	3,100	118,883

East Japan Railway Co.(a)	1,500	85,490

Ebara Corp.	1,300	46,504

Ehime Bank Ltd.	3,400	23,604

Eisai Co. Ltd.	1,600	105,547

Electric Power Development Co. Ltd.	2,700	42,891

ENEOS Holdings, Inc.	69,000	234,279

Exedy Corp.	12,100	148,195

EXEO Group, Inc.(a)	3,800	64,742

FANUC Corp.	1,300	195,426

Fast Retailing Co. Ltd.	200	122,066

FIDEA Holdings Co. Ltd.	3,300	36,140

FUJIFILM Holdings Corp.	2,400	120,505

Fujimi, Inc.	800	37,895

Fujitsu Ltd.	700	93,452

Fukuoka Financial Group, Inc.	3,200	72,879

Gunma Bank Ltd.	12,100	46,219

Hachijuni Bank Ltd.	15,800	65,741

Hakudo Co. Ltd.	900	16,814

Hakuhodo DY Holdings, Inc.	4,100	41,328

Hamamatsu Photonics KK	900	43,109

Hankyu Hanshin Holdings, Inc.	1,800	53,477

Haseko Corp.	4,700	52,470

Hazama Ando Corp.	4,200	26,770

Heiwa Corp.	9,500	178,919

Hirogin Holdings, Inc.	32,300	161,812

Hirose Electric Co. Ltd.	500	62,905

Hitachi Construction Machinery Co. Ltd.	2,800	62,793

Hitachi Ltd.	5,300	268,766

Hokkaido Gas Co. Ltd.	10,400	132,025

Honda Motor Co. Ltd.	20,400	468,777

Horiba Ltd.(a)	2,900	125,939

Hoya Corp.	800	77,032

Hulic Co. Ltd.(a)	9,400	74,091

Hyakujushi Bank Ltd.	1,300	18,848

Idemitsu Kosan Co. Ltd.(a)	6,700	155,891

IHI Corp.	1,000	29,141

Iida Group Holdings Co. Ltd.	3,200	48,529

Inaba Denki Sangyo Co. Ltd.	6,300	129,443

INFRONEER Holdings, Inc.	8,800	66,761

Inpex Corp.	18,500	195,733

Internet Initiative Japan, Inc.	1,600	29,709

Isuzu Motors Ltd.	11,500	134,833

ITOCHU Corp.(a)	17,400	546,746

Itochu Techno-Solutions Corp.	2,200	51,188

Itoham Yonekyu Holdings, Inc.	30,200	160,447

Japan Exchange Group, Inc.	4,800	69,029

Japan Metropolitan Fund Invest	159	126,168

Japan Post Holdings Co. Ltd.	58,200	489,393

Japan Post Insurance Co. Ltd.	5,200	91,471

Japan Tobacco, Inc.(a)	39,100	788,549

K’s Holdings Corp.	5,700	48,729

Kajima Corp.	9,200	107,099

Kaken Pharmaceutical Co. Ltd.	4,100	120,876

Kamigumi Co. Ltd.	2,700	54,984

Kansai Electric Power Co., Inc.	13,800	133,769

Kao Corp.(a)	3,200	127,447

Kawasaki Kisen Kaisha Ltd.(a)	10,400	219,673

KDDI Corp.	32,300	974,790

Keyence Corp.	330	128,604

Ki-Star Real Estate Co. Ltd.(a)	600	20,872

Kikkoman Corp.	800	42,078

Kirin Holdings Co. Ltd.(a)	9,000	137,171

Kobayashi Pharmaceutical Co. Ltd.	500	34,219

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

Investments	Shares	Value

Kobe Steel Ltd.	15,100	$73,472

Koei Tecmo Holdings Co. Ltd.(a)	3,000	54,386

Kokuyo Co. Ltd.(a)	11,600	163,347

Komatsu Ltd.	12,800	279,001

Konami Group Corp.	1,200	54,295

Konica Minolta, Inc.(a)	14,000	55,917

Kuraray Co. Ltd.(a)	3,600	28,867

Kurita Water Industries Ltd.	1,000	41,381

Kyowa Kirin Co. Ltd.	4,500	102,997

Kyushu Railway Co.	2,200	48,720

LIKE, Inc.	500	7,886

Lintec Corp.	2,900	47,189

M3, Inc.	1,100	29,829

Macnica Holdings, Inc.	3,000	71,507

Marubeni Corp.	43,500	499,469

Marui Group Co. Ltd.	2,600	42,977

Maruichi Steel Tube Ltd.	2,500	51,215

Matsui Securities Co. Ltd.	100	595

Mazda Motor Corp.	10,100	76,930

Mebuki Financial Group, Inc.	24,600	62,271

Medipal Holdings Corp.	3,100	40,904

Meitec Corp.	1,900	34,502

MISUMI Group, Inc.	1,200	26,184

Mitsubishi Chemical Group Corp.	25,200	130,770

Mitsubishi Corp.	28,000	908,894

Mitsubishi Electric Corp.	16,500	164,256

Mitsubishi Estate Co. Ltd.	9,200	119,301

Mitsubishi Gas Chemical Co., Inc.	3,200	44,212

Mitsubishi Heavy Industries Ltd.	2,600	103,137

Mitsubishi Logistics Corp.	2,300	52,817

Mitsubishi UFJ Financial Group, Inc.	185,700	1,251,183

Mitsuboshi Belting Ltd.	1,400	36,288

Mitsui & Co. Ltd.	29,700	867,286

Mitsui Chemicals, Inc.	2,300	51,859

Mitsui Fudosan Co. Ltd.	5,900	108,078

Mitsui OSK Lines Ltd.(a)	17,700	441,343

MIXI, Inc.	2,400	44,855

Miyazaki Bank Ltd.	1,100	20,659

Mizuho Financial Group, Inc.	33,350	469,117

Mizuho Medy Co. Ltd.(a)	300	8,526

MS&AD Insurance Group Holdings, Inc.	9,800	313,731

Murata Manufacturing Co. Ltd.	3,900	194,727

NEC Corp.	1,100	38,641

NGK Insulators Ltd.	4,400	55,957

NGK Spark Plug Co. Ltd.	5,000	92,425

NH Foods Ltd.	3,500	97,484

NHK Spring Co. Ltd.	3,800	24,365

Nichias Corp.	3,600	64,445

Nihon Parkerizing Co. Ltd.	20,100	142,891

Nikon Corp.	3,600	32,086

Nintendo Co. Ltd.	13,900	582,779

Nippn Corp.	12,800	157,156

Nippon Carbon Co. Ltd.(a)	2,400	76,486

Nippon Electric Glass Co. Ltd.(a)	2,300	40,859

Nippon Express Holdings, Inc.(a)	1,200	68,574

Nippon Gas Co. Ltd.	2,800	44,182

Nippon Kayaku Co. Ltd.	5,200	44,928

Nippon Sanso Holdings Corp.	2,800	40,659

Nippon Shinyaku Co. Ltd.	500	28,345

Nippon Shokubai Co. Ltd.	1,100	44,018

Nippon Steel Corp.	26,000	451,643

Nippon Steel Trading Corp.	1,300	91,038

Nippon Telegraph & Telephone Corp.	50,200	1,431,296

Nippon Yusen KK(a)	26,700	629,330

Nishimatsu Construction Co. Ltd.	1,400	41,540

Nissan Chemical Corp.	1,100	48,187

Nissan Motor Co. Ltd.	19,500	61,791

Nisshin Seifun Group, Inc.	3,900	48,859

Nisshinbo Holdings, Inc.	3,300	24,360

Nissin Foods Holdings Co. Ltd.	500	39,486

Nitta Corp.	5,700	120,873

Nitto Denko Corp.	1,700	98,564

Noevir Holdings Co. Ltd.	3,000	131,646

NOF Corp.	900	36,015

NOK Corp.	4,800	42,709

Nomura Holdings, Inc.	47,400	175,525

Nomura Real Estate Holdings, Inc.	3,300	70,779

Nomura Research Institute Ltd.	2,300	54,299

NSD Co. Ltd.	9,300	160,985

NSK Ltd.	11,500	61,097

NTT Data Corp.	4,300	62,963

Obayashi Corp.	13,800	104,380

Obic Co. Ltd.	800	117,685

Oji Holdings Corp.	11,800	47,488

Okinawa Cellular Telephone Co.	5,400	118,931

Okumura Corp.	1,200	27,148

Olympus Corp.	2,700	48,129

Ono Pharmaceutical Co. Ltd.	7,000	163,561

Open House Group Co. Ltd.	1,300	47,489

Oracle Corp.	900	58,115

Osaka Gas Co. Ltd.	2,900	46,815

Otsuka Corp.(a)	1,400	44,087

Otsuka Holdings Co. Ltd.	3,500	114,195

Panasonic Holdings Corp.	25,300	212,935

Persol Holdings Co. Ltd.	1,600	34,293

Pola Orbis Holdings, Inc.(a)	2,700	38,061

Prima Meat Packers Ltd.	10,300	171,660

Recruit Holdings Co. Ltd.	2,200	69,646

Resona Holdings, Inc.	29,200	160,047

Ricoh Co. Ltd.	6,000	45,792

Rohm Co. Ltd.	700	50,559

Ryohin Keikaku Co. Ltd.	3,800	45,101

Sangetsu Corp.	6,100	99,305

Sanki Engineering Co. Ltd.	13,000	152,617

Sanshin Electronics Co. Ltd.(a)	1,200	21,809

Santen Pharmaceutical Co. Ltd.	10,000	81,398

Sanwa Holdings Corp.	5,200	48,120

SBI Holdings, Inc.	9,500	181,223

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

Investments	Shares	Value

SCREEN Holdings Co. Ltd.(a)	700	$44,882

Scroll Corp.	3,000	16,211

SCSK Corp.	2,600	39,430

Secom Co. Ltd.	1,100	62,885

Sega Sammy Holdings, Inc.	3,200	48,432

Seiko Epson Corp.	4,500	65,686

Sekisui Chemical Co. Ltd.	4,300	60,127

Sekisui House Ltd.	9,600	169,780

Senshu Ikeda Holdings, Inc.	11,200	21,476

Seven & I Holdings Co. Ltd.	4,600	197,325

Seven Bank Ltd.(a)	20,600	40,905

SG Holdings Co. Ltd.	5,700	79,056

Sharp Corp.(a)	13,200	94,539

Shimadzu Corp.	1,200	34,060

Shimamura Co. Ltd.	500	49,642

Shimano, Inc.(a)	400	63,420

Shin-Etsu Chemical Co. Ltd.	3,600	442,684

Shinko Electric Industries Co. Ltd.	1,000	25,693

Shinnihon Corp.(a)	9,400	53,075

Shionogi & Co. Ltd.	1,800	89,847

Shiseido Co. Ltd.(a)	1,100	53,947

Showa Denko KK(a)	2,200	33,681

SKY Perfect JSAT Holdings, Inc.	9,600	35,287

SMC Corp.	300	126,371

SoftBank Corp.	132,600	1,495,387

Sojitz Corp.	4,780	91,039

Sompo Holdings, Inc.	5,400	239,827

Square Enix Holdings Co. Ltd.	1,600	74,334

Stanley Electric Co. Ltd.	1,600	30,667

Subaru Corp.	5,400	82,978

SUMCO Corp.(a)	3,700	49,270

Sumitomo Bakelite Co. Ltd.	900	26,704

Sumitomo Chemical Co. Ltd.	26,400	94,840

Sumitomo Corp.	34,400	572,529

Sumitomo Electric Industries Ltd.	8,700	99,202

Sumitomo Forestry Co. Ltd.(a)	5,300	93,713

Sumitomo Heavy Industries Ltd.(a)	2,300	46,089

Sumitomo Metal Mining Co. Ltd.	5,800	205,326

Sumitomo Mitsui Financial Group, Inc.	20,600	826,842

Sumitomo Mitsui Trust Holdings, Inc.	4,400	152,997

Sumitomo Pharma Co. Ltd.	3,200	24,228

Sumitomo Realty & Development Co. Ltd.	1,900	44,942

Sumitomo Rubber Industries Ltd.(a)	3,000	26,193

Suncall Corp.(a)	2,400	11,605

Sundrug Co. Ltd.	3,600	106,817

Suntory Beverage & Food Ltd.	1,600	54,568

Suzuki Motor Corp.	3,000	97,109

T&D Holdings, Inc.	9,800	141,268

Taiheiyo Cement Corp.	1,800	28,062

Taisei Corp.	1,600	51,537

Taiyo Yuden Co. Ltd.	1,300	37,735

Takara Holdings, Inc.	15,600	123,551

Takeda Pharmaceutical Co. Ltd.	24,200	753,998

Tama Home Co. Ltd.	900	17,107

TDK Corp.	2,200	72,280

Teijin Ltd.	3,200	31,237

Terumo Corp.	2,500	70,977

THK Co. Ltd.(a)	2,000	38,122

TIS, Inc.	2,000	52,749

Toagosei Co. Ltd.(a)	17,100	144,115

Toho Co. Ltd.	800	30,801

Toho Gas Co. Ltd.	1,500	28,614

TOKAI Holdings Corp.	100	651

Tokai Tokyo Financial Holdings, Inc.	57,300	153,298

Tokio Marine Holdings, Inc.	39,300	842,175

Tokyo Electron Device Ltd.(a)	300	15,165

Tokyo Electron Ltd.	1,700	500,936

Tokyo Gas Co. Ltd.	4,400	86,203

Tokyo Ohka Kogyo Co. Ltd.	700	31,778

Tokyo Seimitsu Co. Ltd.	1,300	42,071

Tokyo Tatemono Co. Ltd.	4,100	49,687

Tokyu Fudosan Holdings Corp.	12,100	57,591

Toray Industries, Inc.	13,700	76,482

Toshiba Corp.	2,800	97,680

Tosoh Corp.	10,600	126,128

TOTO Ltd.	1,200	40,926

Toyo Seikan Group Holdings Ltd.	4,600	56,548

Toyo Tire Corp.(a)	2,100	23,826

Toyota Motor Corp.	146,370	2,010,653

Toyota Tsusho Corp.	3,300	122,176

Transcosmos, Inc.	2,000	49,339

Trend Micro, Inc.(a)	1,800	83,762

Tsubakimoto Chain Co.	5,400	122,042

UBE Corp.(a)	2,800	41,126

Unicharm Corp.	2,000	76,820

USS Co. Ltd.	4,300	68,275

V Technology Co. Ltd.	800	15,267

West Japan Railway Co.	1,500	65,129

Yakult Honsha Co. Ltd.	1,000	64,876

YAMABIKO Corp.(a)	2,400	19,990

Yamada Holdings Co. Ltd.	14,600	51,675

Yamaha Motor Co. Ltd.(a)	4,100	93,531

Yamanashi Chuo Bank Ltd.	3,400	28,603

Yamato Holdings Co. Ltd.	3,400	53,778

Yaskawa Electric Corp.	1,900	60,840

Yokogawa Electric Corp.	1,700	27,121

Yokohama Rubber Co. Ltd.(a)	2,300	35,874

Yokorei Co. Ltd.	17,100	138,801

ZOZO, Inc.	2,400	59,297

Total Japan		42,720,255

Netherlands – 2.0%

Aalberts NV	2,299	88,894

Aegon NV	30,931	156,407

Arcadis NV	935	36,622

ASM International NV	198	49,796

ASML Holding NV	1,315	707,050

ASR Nederland NV	3,833	181,426

BE Semiconductor Industries NV	1,438	86,803

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

Investments	Shares	Value

CTP NV(b)	5,832	$68,715

Euronext NV(b)	849	62,665

Heineken Holding NV	1,668	128,261

Heineken NV	3,990	374,222

IMCD NV	322	45,758

JDE Peet’s NV	4,008	115,579

Koninklijke Ahold Delhaize NV	10,245	293,468

Koninklijke DSM NV	1,102	134,429

Koninklijke KPN NV	91,983	283,708

Koninklijke Vopak NV	2,234	66,163

NN Group NV	5,259	214,179

OCI NV	10,323	368,195

Ordina NV	6,263	25,901

Randstad NV(a)	5,351	325,290

SBM Offshore NV	3,819	59,752

Signify NV(b)	1,822	61,019

Universal Music Group NV(a)	11,843	284,514

Wolters Kluwer NV	1,775	185,193

Total Netherlands		4,404,009

Norway – 2.1%

ABG Sundal Collier Holding ASA	20,529	11,733

AF Gruppen ASA	5,392	78,710

Aker ASA, Class A	1,052	76,836

Aker BP ASA	11,714	361,611

Bouvet ASA	5,226	31,830

DNB Bank ASA	36,421	718,918

DNO ASA	7,200	8,632

Entra ASA(b)	5,725	61,487

Equinor ASA	32,923	1,175,750

Europris ASA(b)	1,792	12,488

Gjensidige Forsikring ASA	8,255	161,061

Kid ASA(b)	3,296	24,224

Kongsberg Gruppen ASA	1,950	82,268

Leroy Seafood Group ASA	5,805	32,499

Mowi ASA	5,688	96,542

MPC Container Ships ASA*	28,803	47,513

Norsk Hydro ASA	32,157	239,341

Orkla ASA	11,732	84,486

Salmar ASA	2,501	97,694

SpareBank 1 SMN	9,577	123,856

SpareBank 1 SR-Bank ASA	8,852	108,460

Storebrand ASA	5,525	47,897

Telenor ASA	62,276	579,076

TGS ASA	760	10,184

Wallenius Wilhelmsen ASA	5,279	52,007

Yara International ASA	4,830	211,125

Total Norway		4,536,228

Portugal – 0.4%

EDP – Energias de Portugal SA	51,851	257,654

Galp Energia SGPS SA	13,673	184,011

Jeronimo Martins SGPS SA	9,442	203,353

Navigator Co. SA	19,116	70,467

NOS SGPS SA	18,318	73,977

REN – Redes Energeticas Nacionais SGPS SA	9,088	24,442

Sonae SGPS SA	51,850	51,740

Total Portugal		865,644

Singapore – 3.1%

BOC Aviation Ltd.(b)	10,200	85,142

CapitaLand Ascendas REIT	107,800	220,230

CapitaLand Ascott Trust	87,300	68,346

CapitaLand Integrated Commercial Trust	168,800	256,749

CapitaLand Investment Ltd.	91,400	252,147

City Developments Ltd.	15,400	94,499

ComfortDelGro Corp. Ltd.	31,300	28,705

DBS Group Holdings Ltd.	49,463	1,250,958

Frasers Centrepoint Trust	33,200	51,983

Frasers Logistics & Commercial Trust	144,600	125,064

Genting Singapore Ltd.	126,300	89,932

Hour Glass Ltd.	29,000	44,110

Jardine Cycle & Carriage Ltd.(a)	8,100	172,726

Kenon Holdings Ltd.	2,049	67,710

Keppel Corp. Ltd.	34,000	184,044

Keppel DC REIT	50,000	65,986

Keppel Infrastructure Trust	130,200	52,422

Keppel REIT	120,800	81,963

Mapletree Industrial Trust	77,600	128,446

Mapletree Logistics Trust(a)	86,300	102,309

Mapletree Pan Asia Commercial Trust	93,800	116,796

NetLink NBN Trust	95,200	58,914

Olam Group Ltd.	77,800	84,691

OUE Commercial Real Estate Investment Trust	213,100	53,227

Oversea-Chinese Banking Corp. Ltd.	95,701	869,101

Parkway Life Real Estate Investment Trust	16,300	45,696

Propnex Ltd.	16,000	18,252

Sembcorp Industries Ltd.	32,100	80,896

Sheng Siong Group Ltd.	46,600	57,329

Singapore Exchange Ltd.	16,900	112,776

Singapore Technologies Engineering Ltd.	43,800	109,402

Singapore Telecommunications Ltd.	281,200	538,834

SPH REIT	128,600	86,296

StarHub Ltd.	78,600	60,948

Suntec Real Estate Investment Trust	89,600	92,192

United Overseas Bank Ltd.	33,628	769,743

UOL Group Ltd.	11,000	55,115

Venture Corp. Ltd.	3,400	43,248

Total Singapore		6,676,927

Spain – 3.7%

Acciona SA	623	114,296

Acerinox SA	7,784	76,778

ACS Actividades de Construccion y Servicios SA(a)	10,704	305,816

Atresmedia Corp. de Medios de Comunicacion SA(a)	22,017	75,004

Banco Bilbao Vizcaya Argentaria SA	105,801	636,169

Banco de Sabadell SA	75,638	71,102

Banco Santander SA	204,970	613,058

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

Investments	Shares	Value

Bankinter SA(a)	17,542	$117,348

CaixaBank SA	104,393	409,110

Cia de Distribucion Integral Logista Holdings SA	5,230	131,728

Cie Automotive SA	1,351	34,691

Corp. ACCIONA Energias Renovables SA	1,073	41,386

EDP Renovaveis SA	1,860	40,853

Enagas SA(a)	7,914	131,127

Endesa SA	45,263	851,892

Ferrovial SA	5,734	149,747

Fluidra SA(a)	4,290	66,480

Fomento de Construcciones y Contratas SA	7,295	68,669

Grupo Catalana Occidente SA	2,805	88,462

Iberdrola SA	82,770	965,515

Industria de Diseno Textil SA	36,661	972,292

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	38,442	42,340

Mapfre SA(a)	34,961	67,535

Merlin Properties Socimi SA	24,411	228,612

Naturgy Energy Group SA	20,687	536,721

Neinor Homes SA(b)	2,495	21,782

Prosegur Cash SA(a)(b)	37,981	24,240

Prosegur Cia de Seguridad SA	17,668	33,432

Red Electrica Corp. SA(a)	8,140	141,257

Repsol SA	23,641	374,678

Sacyr SA(a)	18,412	51,091

Telefonica SA	159,116	574,829

Viscofan SA(a)	910	58,466

Total Spain		8,116,506

Sweden – 2.5%

AAK AB	1,940	33,114

AFRY AB	6,057	99,347

Alfa Laval AB	2,807	81,116

Assa Abloy AB, Class B	5,266	113,058

Atlas Copco AB, Class A	18,258	215,707

Atlas Copco AB, Class B	7,591	80,941

Atrium Ljungberg AB, Class B	2,239	36,724

Avanza Bank Holding AB(a)	2,737	58,735

Axfood AB	3,306	90,713

Billerud AB	3,866	47,159

Boliden AB*	3,895	146,256

Castellum AB(a)	6,468	78,371

Clas Ohlson AB, Class B(a)	3,037	20,986

Dios Fastigheter AB	4,254	30,804

Dometic Group AB(b)	7,085	45,749

Elekta AB, Class B	5,558	33,499

Epiroc AB, Class A	5,975	108,868

EQT AB(a)	3,733	79,034

Essity AB, Class B	5,627	147,594

Evolution AB(b)	907	88,389

FastPartner AB, Class A	291	1,991

Hexagon AB, Class B	6,936	72,559

Hexpol AB	6,038	64,381

Holmen AB, Class B	932	37,022

Hufvudstaden AB, Class A	2,690	38,287

Husqvarna AB, Class B	12,124	85,082

Industrivarden AB, Class A	3,120	75,908

Industrivarden AB, Class C(a)	1,765	42,857

Indutrade AB	2,366	47,935

Investment AB Latour, Class B	4,007	75,798

JM AB	1,759	29,054

L E Lundbergforetagen AB, Class B	750	31,967

Lifco AB, Class B	5,754	96,171

Loomis AB	1,260	34,585

Nordic Paper Holding AB	7,615	24,118

Nordnet AB publ	4,664	67,569

Saab AB, Class B	152	5,991

Sandvik AB	7,656	138,432

Securitas AB, Class B	5,010	41,813

Skandinaviska Enskilda Banken AB, Class A	26,898	309,652

Skandinaviska Enskilda Banken AB, Class C	3,486	41,553

SKF AB, Class B	5,310	81,106

SSAB AB, Class A	12,835	70,140

SSAB AB, Class B	34,224	178,026

Svenska Cellulosa AB SCA, Class B	3,858	48,857

Svenska Handelsbanken AB, Class A	27,317	275,543

Sweco AB, Class B	4,493	43,056

Swedbank AB, Class A	27,398	466,209

Tele2 AB, Class B	13,253	108,242

Telefonaktiebolaget LM Ericsson, Class B	43,148	252,192

Telia Co. AB	126,029	322,466

Thule Group AB(b)	4,054	84,702

Trelleborg AB, Class B	2,230	51,536

Volvo AB, Class A	4,908	93,313

Volvo AB, Class B	14,863	268,859

Wihlborgs Fastigheter AB	8,078	60,859

Total Sweden		5,403,995

Switzerland – 9.3%

ABB Ltd., Registered Shares	18,280	554,406

Alcon, Inc.	455	31,071

Allreal Holding AG, Registered Shares	405	65,837

Baloise Holding AG, Registered Shares	1,111	171,357

Banque Cantonale Vaudoise, Registered Shares	1,701	163,169

BKW AG	478	65,356

Cembra Money Bank AG	540	44,883

Cie Financiere Richemont SA, Class A, Registered Shares	3,578	463,686

Clariant AG, Registered Shares*	2,552	40,409

Coca-Cola HBC AG*	3,437	81,571

DKSH Holding AG	1,149	87,181

EFG International AG*	6,773	64,641

Galenica AG(b)	925	75,534

Geberit AG, Registered Shares	313	147,332

Georg Fischer AG, Registered Shares	884	54,080

Givaudan SA, Registered Shares	50	153,102

Helvetia Holding AG, Registered Shares	1,663	193,765

Holcim AG, Registered Shares*	9,437	488,374

Julius Baer Group Ltd.	4,058	236,234

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

Investments	Shares	Value

Kuehne + Nagel International AG, Registered Shares	1,764	$410,304

Logitech International SA, Registered Shares	936	57,726

Lonza Group AG, Registered Shares	162	79,337

Mobilezone Holding AG, Registered Shares	3,249	53,799

Nestle SA, Registered Shares	32,376	3,749,205

Novartis AG, Registered Shares	43,417	3,922,641

OC Oerlikon Corp. AG, Registered Shares	9,956	65,211

Partners Group Holding AG	289	255,140

PSP Swiss Property AG, Registered Shares	664	77,869

Roche Holding AG	8,944	2,808,292

Roche Holding AG, Bearer Shares	1,182	457,878

Schindler Holding AG, Participation Certificate	646	121,422

Schindler Holding AG, Registered Shares	278	50,119

SFS Group AG	471	44,544

SGS SA, Registered Shares	127	295,125

SIG Group AG*	3,849	84,036

Sika AG, Registered Shares	598	143,295

Sonova Holding AG, Registered Shares	318	75,375

Stadler Rail AG	1,041	36,905

STMicroelectronics NV	2,879	101,381

Straumann Holding AG, Registered Shares	574	65,515

Sulzer AG, Registered Shares	915	71,206

Swatch Group AG, Bearer Shares	264	75,045

Swatch Group AG, Registered Shares	1,011	52,495

Swiss Life Holding AG, Registered Shares	514	264,889

Swiss Prime Site AG, Registered Shares	1,025	88,796

Swiss Re AG	7,678	717,676

Swisscom AG, Registered Shares	1,103	603,956

Temenos AG, Registered Shares	349	19,140

UBS Group AG, Registered Shares	33,532	623,560

VAT Group AG(b)	308	84,157

Vontobel Holding AG, Registered Shares	795	52,673

Zurich Insurance Group AG	3,336	1,594,804

Total Switzerland		20,385,504

United Kingdom – 12.8%

Airtel Africa PLC(b)	60,248	81,024

Anglo American PLC	32,547	1,267,116

Ashtead Group PLC, Class B	2,371	134,618

Associated British Foods PLC	7,425	140,761

Assura PLC	58,843	38,612

AstraZeneca PLC	12,000	1,619,296

Auto Trader Group PLC(b)	4,678	29,014

Aviva PLC	47,039	250,551

BAE Systems PLC	31,303	322,322

Balfour Beatty PLC	13,042	52,963

Barclays PLC	216,737	413,282

Beazley PLC	6,609	54,020

Bodycote PLC	15,610	106,749

BP PLC	267,478	1,527,988

Bridgepoint Group PLC(b)(c)	13,655	31,307

British American Tobacco PLC	47,099	1,859,147

British Land Co. PLC	11,585	55,060

Britvic PLC	8,995	84,072

BT Group PLC	188,840	254,528

Bunzl PLC	3,019	100,195

Burberry Group PLC	3,160	77,164

Close Brothers Group PLC	4,344	54,710

CNH Industrial NV	8,116	129,624

Compass Group PLC	8,382	193,336

ConvaTec Group PLC(b)	18,334	51,298

Cranswick PLC	1,439	53,279

Croda International PLC	763	60,612

DCC PLC	747	36,662

Derwent London PLC	2,797	79,672

Diageo PLC	21,584	947,664

Diploma PLC	1,154	38,535

Diversified Energy Co. PLC	41,905	58,674

Drax Group PLC	7,995	67,609

DS Smith PLC	19,083	73,800

Dunelm Group PLC	4,681	55,125

FDM Group Holdings PLC	2,958	26,651

Fresnillo PLC	7,538	81,770

Games Workshop Group PLC	802	82,629

Grainger PLC	8,830	26,766

Greggs PLC	1,704	48,087

H&T Group PLC	3,365	19,429

Halma PLC	1,400	33,243

Harbour Energy PLC	15,635	57,250

Hargreaves Lansdown PLC	6,597	67,944

Howden Joinery Group PLC	16,574	111,965

HSBC Holdings PLC	478,134	2,966,036

Hunting PLC	4,759	19,063

IMI PLC	3,053	47,301

Imperial Brands PLC	31,634	788,068

Inchcape PLC	6,279	61,935

InterContinental Hotels Group PLC	2,126	121,321

Intertek Group PLC	930	45,128

Investec PLC	15,300	94,120

ITV PLC	104,325	94,320

J. Sainsbury PLC	38,528	100,894

Kingfisher PLC	32,192	91,427

Land Securities Group PLC	13,541	101,217

Legal & General Group PLC	135,156	405,635

Lloyds Banking Group PLC	1,032,310	563,886

London Stock Exchange Group PLC	2,211	189,790

Londonmetric Property PLC	38,518	79,832

Micro Focus International PLC	6,394	40,718

Mondi PLC	6,278	106,443

National Grid PLC	89,263	1,070,953

Next PLC	1,686	117,751

OSB Group PLC	15,326	88,454

Pagegroup PLC	13,371	74,179

Pan African Resources PLC	58,221	11,584

Pearson PLC	6,153	69,514

Pennon Group PLC	6,185	66,104

Primary Health Properties PLC	37,041	49,369

Prudential PLC	18,419	249,811

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

Investments	Shares	Value

Quilter PLC(b)	48,897	$54,654

Reckitt Benckiser Group PLC	9,542	660,449

RELX PLC	19,163	527,411

Rentokil Initial PLC	10,082	61,608

Rightmove PLC	6,488	39,912

RS Group PLC	5,180	55,799

Safestore Holdings PLC	4,295	48,823

Sage Group PLC	8,024	71,966

Savills PLC	2,292	22,759

Schroders PLC	14,350	75,261

Segro PLC	7,898	72,546

Serco Group PLC	14,567	27,230

Severn Trent PLC	2,615	83,389

Shell PLC	128,820	3,604,315

Smith & Nephew PLC	7,778	103,807

Smiths Group PLC	4,168	80,144

Spectris PLC	1,229	44,381

Spirax-Sarco Engineering PLC	359	45,840

SSE PLC	17,528	360,966

St. James’s Place PLC	7,846	103,346

Standard Chartered PLC	20,421	152,889

TBC Bank Group PLC	1,198	32,712

Tesco PLC	99,503	268,350

Travis Perkins PLC	9,704	103,819

Tritax Big Box REIT PLC	43,755	72,949

Unilever PLC	29,511	1,484,560

Unite Group PLC	7,397	80,970

United Utilities Group PLC	8,960	106,853

Vesuvius PLC	15,972	77,658

Victrex PLC	1,481	28,450

Vodafone Group PLC	709,955	719,414

Weir Group PLC	2,836	56,937

Whitbread PLC	2,593	80,161

Total United Kingdom		28,081,304

United States – 1.1%

GSK PLC	77,178	1,334,631

Stellantis NV	74,122	1,049,271

Total United States		2,383,902
TOTAL COMMON STOCKS (Cost: $205,431,503)		220,431,809

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.0%

United States – 4.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(d)
(Cost: $8,776,952)	8,776,952	8,776,952

TOTAL INVESTMENTS IN SECURITIES – 104.7% (Cost: $214,208,455)		229,208,761

Other Assets less Liabilities – (4.7)%		(10,318,820)

NET ASSETS – 100.0%		$218,889,941

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,410,764. The Fund also had securities on loan having a total market value of $17,323 that were sold and pending settlement. The total market value of the collateral held by the Fund was $16,322,330. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,545,378.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/5/2023	448,198	USD	668,227	AUD	$—	$(4,979)
Bank of America NA	1/5/2023	5,228,975	USD	7,796,109	AUD	—	(58,172)
Bank of America NA	1/5/2023	5,228,975	USD	7,796,086	AUD	—	(58,157)
Bank of America NA	1/5/2023	5,228,975	USD	7,795,946	AUD	—	(58,062)
Bank of America NA	1/5/2023	5,228,973	USD	7,795,885	AUD	—	(58,023)
Bank of America NA	1/5/2023	448,198	USD	650,802	AUD	6,839	—
Bank of America NA	1/5/2023	298,799	USD	447,095	AUD	—	(4,411)
Bank of America NA	1/5/2023	267,496	USD	253,685	CHF	—	(6,728)
Bank of America NA	1/5/2023	3,120,788	USD	2,959,627	CHF	—	(78,460)
Bank of America NA	1/5/2023	3,120,788	USD	2,959,599	CHF	—	(78,430)
Bank of America NA	1/5/2023	3,120,788	USD	2,959,568	CHF	—	(78,396)
Bank of America NA	1/5/2023	3,120,787	USD	2,959,626	CHF	—	(78,460)
Bank of America NA	1/5/2023	267,496	USD	247,062	CHF	431	—
Bank of America NA	1/5/2023	178,331	USD	165,918	CHF	—	(1,020)
Bank of America NA	1/5/2023	178,331	USD	166,269	CHF	—	(1,400)
Bank of America NA	1/5/2023	36,969	USD	266,256	DKK	—	(1,246)

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/5/2023	431,306	USD	3,106,321	DKK	$—	$(14,537)
Bank of America NA	1/5/2023	431,306	USD	3,105,995	DKK	—	(14,490)
Bank of America NA	1/5/2023	431,306	USD	3,106,192	DKK	—	(14,518)
Bank of America NA	1/5/2023	431,304	USD	3,106,101	DKK	—	(14,507)
Bank of America NA	1/5/2023	36,969	USD	257,983	DKK	—	(59)
Bank of America NA	1/5/2023	24,646	USD	172,427	DKK	—	(102)
Bank of America NA	1/5/2023	908,520	USD	879,750	EUR	—	(30,459)
Bank of America NA	1/5/2023	10,599,399	USD	10,263,625	EUR	—	(355,229)
Bank of America NA	1/5/2023	10,599,399	USD	10,263,803	EUR	—	(355,420)
Bank of America NA	1/5/2023	10,599,399	USD	10,263,634	EUR	—	(355,240)
Bank of America NA	1/5/2023	10,599,397	USD	10,263,672	EUR	—	(355,282)
Bank of America NA	1/5/2023	908,520	USD	852,270	EUR	—	(1,130)
Bank of America NA	1/5/2023	605,680	USD	569,721	EUR	—	(2,398)
Bank of America NA	1/5/2023	442,291	USD	370,900	GBP	—	(3,876)
Bank of America NA	1/5/2023	5,160,058	USD	4,327,169	GBP	—	(45,233)
Bank of America NA	1/5/2023	5,160,058	USD	4,327,220	GBP	—	(45,294)
Bank of America NA	1/5/2023	5,160,058	USD	4,327,136	GBP	—	(45,194)
Bank of America NA	1/5/2023	5,160,057	USD	4,327,266	GBP	—	(45,351)
Bank of America NA	1/5/2023	442,291	USD	356,457	GBP	13,497	—
Bank of America NA	1/5/2023	294,861	USD	242,512	GBP	3,136	—
Bank of America NA	1/5/2023	20,490	USD	70,588	ILS	484	—
Bank of America NA	1/5/2023	239,058	USD	823,562	ILS	5,648	—
Bank of America NA	1/5/2023	239,058	USD	823,548	ILS	5,652	—
Bank of America NA	1/5/2023	239,058	USD	823,618	ILS	5,632	—
Bank of America NA	1/5/2023	239,058	USD	823,499	ILS	5,666	—
Bank of America NA	1/5/2023	20,490	USD	69,626	ILS	757	—
Bank of America NA	1/5/2023	13,660	USD	47,273	ILS	262	—
Bank of America NA	1/5/2023	13,660	USD	47,820	ILS	107	—
Bank of America NA	1/5/2023	77,852	USD	775,308	NOK	—	(855)
Bank of America NA	1/5/2023	908,270	USD	9,045,053	NOK	—	(9,956)
Bank of America NA	1/5/2023	908,270	USD	9,045,163	NOK	—	(9,967)
Bank of America NA	1/5/2023	908,270	USD	9,045,052	NOK	—	(9,956)
Bank of America NA	1/5/2023	908,271	USD	9,045,133	NOK	—	(9,963)
Bank of America NA	1/5/2023	77,852	USD	759,512	NOK	749	—
Bank of America NA	1/5/2023	51,901	USD	513,917	NOK	—	(270)
Bank of America NA	1/5/2023	51,901	USD	512,705	NOK	—	(147)
Bank of America NA	1/5/2023	84,668	USD	900,561	SEK	—	(1,768)
Bank of America NA	1/5/2023	987,799	USD	10,506,434	SEK	—	(20,606)
Bank of America NA	1/5/2023	987,799	USD	10,505,563	SEK	—	(20,522)
Bank of America NA	1/5/2023	987,799	USD	10,506,438	SEK	—	(20,606)
Bank of America NA	1/5/2023	987,800	USD	10,506,510	SEK	—	(20,612)
Bank of America NA	1/5/2023	84,668	USD	862,568	SEK	1,879	—
Bank of America NA	1/5/2023	56,445	USD	585,803	SEK	220	—
Bank of America NA	1/5/2023	68,044	USD	93,232	SGD	—	(1,472)
Bank of America NA	1/5/2023	793,842	USD	1,087,653	SGD	—	(17,138)
Bank of America NA	1/5/2023	793,842	USD	1,087,664	SGD	—	(17,146)
Bank of America NA	1/5/2023	793,842	USD	1,087,651	SGD	—	(17,136)
Bank of America NA	1/5/2023	793,842	USD	1,087,654	SGD	—	(17,139)
Bank of America NA	1/5/2023	68,044	USD	91,560	SGD	—	(225)
Bank of America NA	1/5/2023	45,362	USD	61,617	SGD	—	(581)
Bank of America NA	1/6/2023	574,665	USD	79,815,451	JPY	—	(30,332)
Bank of America NA	1/6/2023	6,704,423	USD	931,164,572	JPY	—	(353,753)
Bank of America NA	1/6/2023	6,704,424	USD	931,145,938	JPY	—	(353,611)

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/6/2023	6,704,424	USD	931,203,596	JPY	$—	$(354,048)
Bank of America NA	1/6/2023	6,704,424	USD	931,137,222	JPY	—	(353,545)
Bank of America NA	1/6/2023	574,665	USD	77,428,867	JPY	—	(12,242)
Bank of America NA	1/6/2023	383,110	USD	52,230,258	JPY	—	(12,792)
Bank of America NA	1/6/2023	383,110	USD	50,817,204	JPY	—	(2,082)
Citibank NA	1/5/2023	191,499	AUD	128,356	USD	1,514	—
Citibank NA	1/5/2023	8,213,652	AUD	5,570,384	USD	—	(68)
Citibank NA	1/5/2023	8,213,628	AUD	5,570,384	USD	—	(84)
Citibank NA	1/5/2023	8,213,677	AUD	5,570,384	USD	—	(52)
Citibank NA	1/5/2023	8,213,677	AUD	5,570,384	USD	—	(52)
Citibank NA	1/5/2023	71,424	CHF	76,606	USD	601	—
Citibank NA	1/5/2023	3,075,501	CHF	3,324,550	USD	—	(46)
Citibank NA	1/5/2023	3,075,511	CHF	3,324,550	USD	—	(35)
Citibank NA	1/5/2023	3,075,470	CHF	3,324,549	USD	—	(79)
Citibank NA	1/5/2023	3,075,505	CHF	3,324,550	USD	—	(43)
Citibank NA	1/5/2023	74,102	DKK	10,587	USD	49	—
Citibank NA	1/5/2023	3,200,769	DKK	459,466	USD	—	(67)
Citibank NA	1/5/2023	3,200,864	DKK	459,467	USD	—	(55)
Citibank NA	1/5/2023	3,200,952	DKK	459,466	USD	—	(41)
Citibank NA	1/5/2023	3,200,948	DKK	459,466	USD	—	(42)
Citibank NA	1/5/2023	244,915	EUR	260,183	USD	1,221	—
Citibank NA	1/5/2023	10,578,306	EUR	11,291,453	USD	—	(957)
Citibank NA	1/5/2023	10,578,365	EUR	11,291,453	USD	—	(894)
Citibank NA	1/5/2023	10,578,295	EUR	11,291,452	USD	—	(968)
Citibank NA	1/5/2023	10,578,306	EUR	11,291,453	USD	—	(957)
Citibank NA	1/5/2023	104,995	GBP	126,664	USD	—	(362)
Citibank NA	1/5/2023	4,569,546	GBP	5,496,967	USD	—	(113)
Citibank NA	1/5/2023	4,569,588	GBP	5,496,968	USD	—	(63)
Citibank NA	1/5/2023	4,569,566	GBP	5,496,968	USD	—	(90)
Citibank NA	1/5/2023	4,569,592	GBP	5,496,968	USD	—	(58)
Citibank NA	1/5/2023	20,539	ILS	5,868	USD	—	(47)
Citibank NA	1/5/2023	898,531	ILS	254,666	USD	—	(9)
Citibank NA	1/5/2023	898,453	ILS	254,666	USD	—	(31)
Citibank NA	1/5/2023	898,524	ILS	254,666	USD	—	(11)
Citibank NA	1/5/2023	898,505	ILS	254,666	USD	—	(16)
Citibank NA	1/5/2023	220,240	NOK	22,295	USD	63	—
Citibank NA	1/5/2023	9,530,633	NOK	967,573	USD	—	(53)
Citibank NA	1/5/2023	9,530,538	NOK	967,573	USD	—	(62)
Citibank NA	1/5/2023	9,530,983	NOK	967,573	USD	—	(17)
Citibank NA	1/5/2023	9,530,625	NOK	967,573	USD	—	(53)
Citibank NA	1/5/2023	254,912	SEK	24,247	USD	219	—
Citibank NA	1/5/2023	10,962,847	SEK	1,052,294	USD	—	(83)
Citibank NA	1/5/2023	10,962,689	SEK	1,052,294	USD	—	(98)
Citibank NA	1/5/2023	10,962,785	SEK	1,052,294	USD	—	(89)
Citibank NA	1/5/2023	10,962,911	SEK	1,052,294	USD	—	(76)
Citibank NA	1/5/2023	26,316	SGD	19,486	USD	136	—
Citibank NA	1/5/2023	1,133,877	SGD	845,672	USD	—	(226)
Citibank NA	1/5/2023	1,134,135	SGD	845,674	USD	—	(36)
Citibank NA	1/5/2023	1,134,122	SGD	845,674	USD	—	(45)
Citibank NA	1/5/2023	1,134,133	SGD	845,674	USD	—	(38)
Citibank NA	1/6/2023	21,828,913	JPY	164,573	USD	889	—
Citibank NA	1/6/2023	942,221,228	JPY	7,142,168	USD	—	(183)
Citibank NA	1/6/2023	942,203,373	JPY	7,142,168	USD	—	(318)
Citibank NA	1/6/2023	942,228,370	JPY	7,142,168	USD	—	(129)

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	1/6/2023	942,221,092	JPY	7,142,168	USD	$—	$(184)
Citibank NA	2/3/2023	1,643,244	USD	2,420,183	AUD	18	—
Citibank NA	2/3/2023	1,643,245	USD	2,420,199	AUD	8	—
Citibank NA	2/3/2023	1,643,244	USD	2,420,251	AUD	—	(28)
Citibank NA	2/3/2023	1,643,244	USD	2,420,215	AUD	—	(4)
Citibank NA	2/3/2023	1,255,353	USD	1,157,754	CHF	—	(17)
Citibank NA	2/3/2023	1,255,354	USD	1,157,783	CHF	—	(47)
Citibank NA	2/3/2023	1,255,354	USD	1,157,788	CHF	—	(53)
Citibank NA	2/3/2023	1,255,354	USD	1,157,765	CHF	—	(28)
Citibank NA	2/3/2023	91,447	USD	635,600	DKK	23	—
Citibank NA	2/3/2023	91,449	USD	635,642	DKK	19	—
Citibank NA	2/3/2023	91,449	USD	635,633	DKK	20	—
Citibank NA	2/3/2023	91,449	USD	635,641	DKK	19	—
Citibank NA	2/3/2023	2,122,495	USD	1,984,447	EUR	375	—
Citibank NA	2/3/2023	2,122,495	USD	1,984,436	EUR	387	—
Citibank NA	2/3/2023	2,122,496	USD	1,984,426	EUR	398	—
Citibank NA	2/3/2023	2,122,495	USD	1,984,436	EUR	387	—
Citibank NA	2/3/2023	2,043,674	USD	1,697,570	GBP	35	—
Citibank NA	2/3/2023	2,043,674	USD	1,697,570	GBP	35	—
Citibank NA	2/3/2023	2,043,674	USD	1,697,590	GBP	12	—
Citibank NA	2/3/2023	2,043,674	USD	1,697,605	GBP	—	(7)
Citibank NA	2/3/2023	228,544	USD	805,445	ILS	1	—
Citibank NA	2/3/2023	228,546	USD	805,320	ILS	38	—
Citibank NA	2/3/2023	228,546	USD	805,297	ILS	45	—
Citibank NA	2/3/2023	228,546	USD	805,388	ILS	19	—
Citibank NA	2/3/2023	2,665,278	USD	350,340,665	JPY	—	(32)
Citibank NA	2/3/2023	2,665,277	USD	350,332,537	JPY	29	—
Citibank NA	2/3/2023	2,665,278	USD	350,340,665	JPY	—	(32)
Citibank NA	2/3/2023	2,665,278	USD	350,340,614	JPY	—	(32)
Citibank NA	2/3/2023	283,853	USD	2,792,615	NOK	31	—
Citibank NA	2/3/2023	283,853	USD	2,792,575	NOK	35	—
Citibank NA	2/3/2023	283,853	USD	2,792,571	NOK	35	—
Citibank NA	2/3/2023	283,853	USD	2,792,660	NOK	26	—
Citibank NA	2/3/2023	393,005	USD	4,087,470	SEK	53	—
Citibank NA	2/3/2023	393,005	USD	4,087,329	SEK	67	—
Citibank NA	2/3/2023	393,005	USD	4,087,427	SEK	57	—
Citibank NA	2/3/2023	393,005	USD	4,087,411	SEK	59	—
Citibank NA	2/3/2023	839,886	USD	1,125,814	SGD	35	—
Citibank NA	2/3/2023	839,886	USD	1,125,841	SGD	15	—
Citibank NA	2/3/2023	839,886	USD	1,125,657	SGD	152	—
Citibank NA	2/3/2023	839,886	USD	1,125,940	SGD	—	(59)
Goldman Sachs	1/3/2023	107,034	USD	100,000	EUR	309	—
JP Morgan Chase Bank NA	1/5/2023	298,799	USD	445,793	AUD	—	(3,528)
JP Morgan Chase Bank NA	1/5/2023	24,646	USD	172,513	DKK	—	(114)
JP Morgan Chase Bank NA	1/5/2023	605,680	USD	570,147	EUR	—	(2,853)
JP Morgan Chase Bank NA	1/5/2023	294,861	USD	244,426	GBP	834	—
JP Morgan Chase Bank NA	1/5/2023	56,445	USD	593,474	SEK	—	(516)
JP Morgan Chase Bank NA	1/5/2023	45,362	USD	61,263	SGD	—	(317)
						$59,227	$(3,947,330)

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$220,431,809	$—	$—	$220,431,809
Investment of Cash Collateral for Securities Loaned	—	8,776,952	—	8,776,952
Total Investments in Securities	$220,431,809	$8,776,952	$—	$229,208,761
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$59,227	$—	$59,227
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,947,330)	$—	$(3,947,330)
Total – Net	$220,431,809	$4,888,849	$—	$225,320,658
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2022

Investments	Shares	Value

COMMON STOCKS – 100.8%

Australia – 14.7%

Abacus Property Group(a)	324,268	$578,343

Accent Group Ltd.	101,420	115,547

Adbri Ltd.(a)	178,806	200,681

APM Human Services International Ltd.	51,472	83,076

ARB Corp. Ltd.(a)	8,209	142,903

AUB Group Ltd.	9,248	141,298

Austal Ltd.	47,403	66,864

Australian Clinical Labs Ltd.	132,851	268,477

Baby Bunting Group Ltd.(a)	34,722	63,812

Bapcor Ltd.(a)	44,033	192,902

Blackmores Ltd.	1,167	57,139

Bravura Solutions Ltd.	76,160	45,192

Breville Group Ltd.(a)	9,935	123,632

BWP Trust(a)	149,558	396,563

Capitol Health Ltd.	8,182	1,776

Cedar Woods Properties Ltd.	34,549	101,449

Centuria Capital Group(a)	200,909	232,300

Centuria Industrial REIT(a)	91,060	192,667

Champion Iron Ltd.(a)	79,961	396,389

Charter Hall Long Wale REIT	265,443	797,445

Codan Ltd.(a)	37,101	103,156

Collins Foods Ltd.(a)	11,945	58,243

Costa Group Holdings Ltd.(a)	67,605	126,077

Cromwell Property Group(a)	826,483	375,521

CSR Ltd.	173,261	553,411

Dalrymple Bay Infrastructure Ltd.	51,435	84,760

Data#3 Ltd.	16,000	73,457

DDH1 Ltd.	111,060	67,031

Deterra Royalties Ltd.	209,951	652,092

Dicker Data Ltd.(a)	30,003	207,331

Domain Holdings Australia Ltd.(a)	43,900	80,679

Eagers Automotive Ltd.(a)	51,498	378,919

Elders Ltd.	31,170	214,339

First Resources Ltd.	401,527	443,081

G8 Education Ltd.(a)	136,987	102,652

Gold Road Resources Ltd.	49,383	56,597

GR Engineering Services Ltd.	49,151	67,997

GrainCorp Ltd., Class A	23,154	116,508

Growthpoint Properties Australia Ltd.	166,278	336,029

GUD Holdings Ltd.(a)	28,339	145,673

GWA Group Ltd.	68,108	94,684

Hansen Technologies Ltd.(a)	22,239	77,518

Healius Ltd.(a)	138,876	289,129

Helia Group Ltd.	177,489	331,001

HMC Capital Ltd.(a)	31,899	92,154

HomeCo Daily Needs REIT(a)	492,426	429,111

HUB24 Ltd.	188	3,390

Infomedia Ltd.(a)	66,067	53,540

Ingenia Communities Group	51,330	155,598

Inghams Group Ltd.	46,668	90,513

Insignia Financial Ltd.	171,961	390,661

Integral Diagnostics Ltd.(a)	29,452	58,520

InvoCare Ltd.(a)	19,932	149,091

IPH Ltd.	25,718	152,257

IRESS Ltd.	30,836	199,704

IVE Group Ltd.	62,674	99,881

Johns Lyng Group Ltd.(a)	9,893	41,528

Jumbo Interactive Ltd.	8,679	82,282

Jupiter Mines Ltd.	415,550	61,997

Kelsian Group Ltd.(a)	30,952	120,693

Link Administration Holdings Ltd.	21,477	28,765

Lovisa Holdings Ltd.	19,298	302,439

Maas Group Holdings Ltd.(a)	6,167	11,125

McMillan Shakespeare Ltd.	32,785	298,813

Monadelphous Group Ltd.(a)	18,072	163,734

Monash IVF Group Ltd.	120,325	77,926

Myer Holdings Ltd.	270,378	124,683

MyState Ltd.	28,034	74,524

Navigator Global Investments Ltd.(a)	158,076	124,351

Netwealth Group Ltd.	16,203	132,956

Nick Scali Ltd.(a)	22,931	165,459

NRW Holdings Ltd.	121,398	231,336

Nufarm Ltd.	19,898	82,717

Orora Ltd.	224,631	440,244

Pacific Current Group Ltd.(a)	10,202	50,643

Pact Group Holdings Ltd.	1,902	1,309

Perpetual Ltd.(a)	16,310	272,091

Perseus Mining Ltd.	97,168	139,037

PEXA Group Ltd.*	2,855	23,137

Pinnacle Investment Management Group Ltd.(a)	24,255	143,596

PSC Insurance Group Ltd.	30,617	104,022

PWR Holdings Ltd.	7,984	58,313

Ramelius Resources Ltd.	2,564	1,617

Region RE Ltd.	329,999	606,468

Regis Healthcare Ltd.	41,277	52,765

Reliance Worldwide Corp. Ltd.	116,004	232,858

Ridley Corp. Ltd.	59,917	80,453

Sigma Healthcare Ltd.	86,415	35,747

Sims Ltd.	73,804	655,157

SmartGroup Corp. Ltd.	59,991	207,483

Super Retail Group Ltd.(a)	61,961	450,022

Terracom Ltd.(a)	307,203	193,747

United Malt Group Ltd.(a)	22,147	52,116

Ventia Services Group Pty. Ltd.	99,975	163,393

Waypoint REIT Ltd.	221,409	412,908

Total Australia		17,611,214

Austria – 1.5%

AT&S Austria Technologie & Systemtechnik AG	3,000	102,456

Lenzing AG	8,267	483,498

Oesterreichische Post AG	14,846	465,825

Porr AG	5,615	70,473

S IMMO AG	6,243	83,152

Schoeller-Bleckmann Oilfield Equipment AG	863	53,604

Semperit AG Holding	3,939	83,321

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2022

Investments	Shares	Value

UNIQA Insurance Group AG	51,961	$388,188

Zumtobel Group AG	7,911	57,497

Total Austria		1,788,014

Belgium – 1.4%

Barco NV	5,843	143,925

Bekaert SA	9,915	383,907

bpost SA(a)	58,543	300,154

Deceuninck NV(a)	543	1,420

Econocom Group SA/NV	1,408	4,283

Fagron	4,132	58,519

Intervest Offices & Warehouses NV	6,581	135,133

Recticel SA(a)	4,026	66,771

VGP NV(a)	6,141	509,900

Xior Student Housing NV(a)	3,821	117,853

Total Belgium		1,721,865

China – 0.3%

AustAsia Group Ltd.*	39,600	32,320

CITIC Telecom International Holdings Ltd.	629,678	213,793

CPMC Holdings Ltd.	900	487

Yanlord Land Group Ltd.	187,609	142,679

Total China		389,279

Denmark – 2.8%

Alm Brand A/S	173,399	279,963

Cementir Holding NV	20,695	135,613

Chemometec A/S*	22	2,180

D/S Norden A/S	17,096	1,025,586

Dfds A/S	7,657	281,759

FLSmidth & Co. A/S	3,684	133,077

Huscompagniet A/S	158	930

Matas A/S	140	1,400

Per Aarsleff Holding A/S	2,797	105,171

Scandinavian Tobacco Group A/S(b)	20,039	351,150

Schouw & Co. A/S	2,826	212,522

Spar Nord Bank A/S	11,031	168,445

Sydbank A/S	15,150	636,192

Total Denmark		3,333,988

Finland – 2.5%

Anora Group Oyj	13,409	105,327

Cargotec Oyj, Class B	5,813	256,346

Caverion Oyj	16,858	124,682

Citycon Oyj*(a)	39,616	264,462

Fiskars Oyj Abp	10,188	167,229

Harvia Oyj	3,070	57,928

Kemira Oyj	21,094	322,605

Konecranes Oyj	14,859	456,084

Lassila & Tikanoja Oyj(a)	4,344	49,328

Marimekko Oyj	5,250	49,083

Musti Group Oyj*	3,016	50,246

Outokumpu Oyj(a)	56,894	287,267

Puuilo Oyj	17,582	109,678

Raisio Oyj, Class V	28,409	75,495

Sanoma Oyj	8,080	84,682

Terveystalo Oyj(b)	23,108	154,137

Tokmanni Group Corp.	15,344	184,884

Uponor Oyj	10,808	191,594

Total Finland		2,991,057

France – 3.1%

Beneteau SA	8,638	130,355

Bigben Interactive	95	646

Cie Plastic Omnium SA	10,790	156,382

Coface SA	55,894	724,186

Derichebourg SA	38,804	228,603

Etablissements Maurel et Prom SA	30,656	131,361

Fnac Darty SA	5,547	203,886

IPSOS	5,286	330,027

Jacquet Metals SACA	4,360	77,802

Lectra	2,504	94,068

LISI	2,636	54,746

Maisons du Monde SA(a)(b)	8,629	108,209

Mersen SA	2,340	94,276

Metropole Television SA	31,150	510,308

Quadient SA	4,127	60,651

Television Francaise 1	47,695	364,207

Trigano SA(a)	1,195	162,736

Vicat SA	9,609	240,484

Total France		3,672,933

Georgia – 0.4%

Bank of Georgia Group PLC	15,219	476,896

Germany – 3.3%

7C Solarparken AG	12,357	56,313

alstria office REIT AG	5,895	49,073

AURELIUS Equity Opportunities SE & Co. KGaA	6,685	130,705

BayWa AG	2,497	115,125

Bilfinger SE	5,285	152,742

CompuGroup Medical SE & Co. KGaA	2,960	113,663

CropEnergies AG	8,762	121,753

Dermapharm Holding SE	9,736	389,861

Deutz AG	20,286	87,597

Duerr AG	4,638	156,021

Energiekontor AG	749	61,552

Gerresheimer AG	2,170	145,441

Hamborner REIT AG	17,272	124,058

Hamburger Hafen und Logistik AG	14,188	180,191

Hornbach Holding AG & Co. KGaA	965	79,559

Indus Holding AG	4,638	108,650

Instone Real Estate Group SE(b)	12,942	111,466

Jenoptik AG	2,577	70,298

JOST Werke AG(b)	1,524	85,553

Kloeckner & Co. SE	40,270	396,903

Mutares SE & Co. KGaA	4,375	84,046

SAF-Holland SE	8,161	76,777

Salzgitter AG	6,793	206,765

Siltronic AG	4,855	353,119

Varta AG(a)	11,565	278,205

Wacker Neuson SE	8,807	153,584

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2022

Investments	Shares	Value

Wuestenrot & Wuerttembergische AG	4,798	$79,063

Total Germany		3,968,083

Hong Kong – 1.2%

Dah Sing Banking Group Ltd.	119,200	85,525

Dah Sing Financial Holdings Ltd.	36,000	83,393

Fortune Real Estate Investment Trust	493,000	400,467

Hutchison Port Holdings Trust	2,025,500	392,947

Nissin Foods Co. Ltd.	132,000	113,144

Singamas Container Holdings Ltd.	1,492,000	139,547

Tam Jai International Co. Ltd.	455,000	153,319

Total Hong Kong		1,368,342

Indonesia – 0.4%

Bumitama Agri Ltd.	217,800	95,811

Nickel Industries Ltd.(a)	536,268	352,760

Total Indonesia		448,571

Ireland – 0.3%

Cairn Homes PLC*	148,181	137,271

Kenmare Resources PLC	23,676	124,884

Origin Enterprises PLC	23,039	105,976

Total Ireland		368,131

Israel – 3.1%

Altshuler Shaham Penn Ltd.	77,789	151,742

AudioCodes Ltd.	2,268	39,941

Automatic Bank Services Ltd.	12,565	51,136

Azorim-Investment Development & Construction Co. Ltd.	15,325	49,035

Delek Automotive Systems Ltd.	21,178	247,342

Delek Group Ltd.*‡	0	37

Delta Galil Ltd.	2,329	97,226

Electra Consumer Products 1970 Ltd.	1,823	52,440

Electra Real Estate Ltd.	9,600	91,960

FIBI Holdings Ltd.	6,317	262,455

G City Ltd.	52,478	159,137

Gav-Yam Lands Corp. Ltd.	21,460	166,644

Harel Insurance Investments & Financial Services Ltd.	42,025	369,334

Israel Canada T.R Ltd.	25,387	55,041

Israel Land Development Co. Ltd.	4,087	44,918

Magic Software Enterprises Ltd.	5,682	90,210

Matrix IT Ltd.	12,173	254,051

Max Stock Ltd.	51,439	85,661

Maytronics Ltd.	12,317	122,172

Mediterranean Towers Ltd.	26,730	61,717

Mega Or Holdings Ltd.	4,031	110,814

Mehadrin Ltd.*‡	0	13

Migdal Insurance & Financial Holdings Ltd.*	43,896	49,886

Oil Refineries Ltd.	574,775	200,524

One Software Technologies Ltd.	6,617	91,740

Paz Oil Co. Ltd.*	1	107

Plus500 Ltd.	25,016	542,855

Retailors Ltd.	1,822	34,235

Shufersal Ltd.	20,925	120,325

Tamar Petroleum Ltd.(b)	13,829	36,018

Tiv Taam Holdings 1 Ltd.	676	1,207

Total Israel		3,639,923

Italy – 3.9%

Alerion Cleanpower SpA	3,457	118,801

Anima Holding SpA(b)	97,664	390,036

Ariston Holding NV	5,429	55,739

Arnoldo Mondadori Editore SpA	43,784	84,485

Azimut Holding SpA	36,070	805,715

Banca Popolare di Sondrio SpA	78,148	315,265

Cairo Communication SpA	50,434	80,093

Carel Industries SpA(b)	2,637	66,137

Credito Emiliano SpA	32,128	227,333

Danieli & C. Officine Meccaniche SpA, RSP	5,459	83,430

El.En. SpA	474	7,209

Enav SpA(b)	46,565	196,798

Esprinet SpA	12,305	88,447

Immobiliare Grande Distribuzione SIIQ SpA	42,410	140,991

Iren SpA	294,359	461,179

Maire Tecnimont SpA(a)	65,421	216,583

MARR SpA	9,227	112,262

OVS SpA(b)	22,692	51,003

Piaggio & C. SpA	72,596	217,248

RAI Way SpA(b)	36,751	212,194

Salcef Group SpA	6,040	112,293

Sanlorenzo SpA	2,461	97,049

SOL SpA	3,547	67,004

Technogym SpA(b)	3,672	28,020

Unieuro SpA(a)(b)	8,379	109,903

Webuild SpA(a)	129,478	190,005

Zignago Vetro SpA	10,058	151,355

Total Italy		4,686,577

Japan – 27.8%

77 Bank Ltd.	9,235	154,681

ADEKA Corp.	8,000	131,206

Advan Group Co. Ltd.	200	1,302

Aeon Delight Co. Ltd.	4,700	107,931

Ai Holdings Corp.(a)	5,600	88,916

Aica Kogyo Co. Ltd.(a)	6,000	142,332

Aichi Corp.	15,600	91,274

Alleanza Holdings Co. Ltd.(a)	200	1,501

Alps Alpine Co. Ltd.	13,000	117,935

Amano Corp.	6,000	110,637

Anritsu Corp.	6,700	65,098

Arcs Co. Ltd.	6,800	113,174

Ariake Japan Co. Ltd.	1,500	49,623

ARTERIA Networks Corp.	9,900	93,264

As One Corp.	1,500	65,482

Asahi Holdings, Inc.(a)	8,200	119,633

Asanuma Corp.	3,500	80,109

ASKUL Corp.	5,100	66,057

Autobacs Seven Co. Ltd.	13,500	147,743

Awa Bank Ltd.	270	4,363

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2022

Investments	Shares	Value

Bando Chemical Industries Ltd.(a)	12,600	$91,293

Bank of Nagoya Ltd.	2,049	51,635

Bank of Saga Ltd.	6,300	84,799

Belc Co. Ltd.	800	34,863

Bell System24 Holdings, Inc.	10,201	105,377

Benesse Holdings, Inc.	5,600	85,138

BeNext-Yumeshin Group Co.(a)	6,600	85,085

Bic Camera, Inc.(a)	200	1,943

BML, Inc.	2,500	63,568

Bunka Shutter Co. Ltd.(a)	8,200	68,859

C Uyemura & Co. Ltd.	1,400	64,512

Central Glass Co. Ltd.	2,700	57,501

Chori Co. Ltd.	6,500	106,506

Citizen Watch Co. Ltd.(a)	32,800	147,413

CKD Corp.	7,300	103,958

Computer Engineering & Consulting Ltd.	200	2,316

CONEXIO Corp.	200	2,892

Create SD Holdings Co. Ltd.	3,300	82,659

Daicel Corp.	25,300	183,118

Daido Steel Co. Ltd.	4,300	140,623

Daihen Corp.	1,737	50,947

Daiho Corp.(a)	2,700	80,522

Daiichikosho Co. Ltd.	4,200	126,689

Daiken Corp.	5,200	82,486

Daiki Aluminium Industry Co. Ltd.(a)	200	1,881

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	200	2,592

Daio Paper Corp.	10,300	79,000

Daiseki Co. Ltd.	1,400	48,172

Daishi Hokuetsu Financial Group, Inc.	6,100	132,592

Daiwabo Holdings Co. Ltd.	7,800	115,039

DCM Holdings Co. Ltd.	11,000	100,208

Denka Co. Ltd.	7,200	165,069

Dexerials Corp.(a)	3,200	61,844

DIC Corp.(a)	8,000	141,028

Dip Corp.	1,741	50,009

DMG Mori Co. Ltd.(a)	10,000	133,010

DTS Corp.	5,400	122,042

Eagle Industry Co. Ltd.	7,800	63,372

EDION Corp.(a)	10,500	102,338

Eiken Chemical Co. Ltd.	7,300	94,552

Eizo Corp.	1,800	46,724

Elecom Co. Ltd.	6,500	66,505

Elematec Corp.	10,100	118,342

en Japan, Inc.	2,600	47,765

ES-Con Japan Ltd.(a)	16,300	96,605

ESPEC Corp.	200	2,877

Exedy Corp.	9,730	119,168

EXEO Group, Inc.(a)	9,800	166,967

Ezaki Glico Co. Ltd.(a)	4,200	115,230

Financial Partners Group Co. Ltd.(a)	10,900	91,945

France Bed Holdings Co. Ltd.	400	2,850

Fuji Co. Ltd.	2,700	37,447

Fuji Oil Holdings, Inc.	4,600	71,051

Fuji Soft, Inc.	1,400	80,215

Fujikura Ltd.	9,400	71,527

Fujimi, Inc.	2,200	104,210

Fujitec Co. Ltd.	5,000	113,570

Fukuyama Transporting Co. Ltd.	2,600	60,396

Funai Soken Holdings, Inc.(a)	5,500	113,297

Furukawa Electric Co. Ltd.	3,300	61,876

Furuno Electric Co. Ltd.	200	1,469

Future Corp.(a)	6,200	77,391

G-7 Holdings, Inc.(a)	200	2,507

Glory Ltd.	5,300	88,129

GMO Internet Group, Inc.	6,900	128,958

Goldcrest Co. Ltd.(a)	8,000	101,921

GS Yuasa Corp.	4,851	77,942

Gunma Bank Ltd.	38,587	147,394

H.U. Group Holdings, Inc.	7,600	165,945

H2O Retailing Corp.	7,300	71,371

Hachijuni Bank Ltd.	42,200	175,587

Hakuto Co. Ltd.	3,400	107,583

Hanwa Co. Ltd.	2,239	63,550

Hazama Ando Corp.	16,700	106,444

Heiwa Corp.	8,149	153,475

Heiwa Real Estate Co. Ltd.	2,500	69,442

Hiday Hidaka Corp.	200	2,932

Hirogin Holdings, Inc.	32,600	163,315

Hogy Medical Co. Ltd.(a)	2,200	56,857

Hokuetsu Corp.	11,000	63,526

Hokuhoku Financial Group, Inc.	14,006	103,709

Hokuto Corp.	200	2,847

Horiba Ltd.(a)	2,900	125,939

Hyakujushi Bank Ltd.	7,300	105,839

Ichibanya Co. Ltd.(a)	2,700	94,744

Ichigo, Inc.	26,500	57,240

Ichiyoshi Securities Co. Ltd.(a)	400	1,867

Idec Corp.	3,200	70,817

Iino Kaiun Kaisha Ltd.	17,900	126,166

Inaba Denki Sangyo Co. Ltd.	7,300	149,989

Inabata & Co. Ltd.	5,700	103,118

Information Services International-Dentsu Ltd.	3,600	107,090

INFRONEER Holdings, Inc.	21,623	164,043

Inui Global Logistics Co. Ltd.(a)	7,700	116,132

Itochu Enex Co. Ltd.	16,200	128,917

Itoham Yonekyu Holdings, Inc.	27,500	146,103

IwaiCosmo Holdings, Inc.	200	1,967

Izumi Co. Ltd.	5,000	113,229

JAC Recruitment Co. Ltd.	6,000	110,455

Japan Aviation Electronics Industry Ltd.	6,600	105,494

Japan Lifeline Co. Ltd.	9,000	62,481

Japan Steel Works Ltd.	2,600	51,411

Jeol Ltd.	1,200	32,650

Joyful Honda Co. Ltd.(a)	7,900	115,675

Juroku Financial Group, Inc.	5,500	119,550

K’s Holdings Corp.	23,200	198,337

Kaga Electronics Co. Ltd.	3,000	92,880

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2022

Investments	Shares	Value

Kagome Co. Ltd.(a)	4,300	$99,560

Kaken Pharmaceutical Co. Ltd.	4,600	135,617

Kamei Corp.	200	1,851

Kanamoto Co. Ltd.	5,700	97,761

Kandenko Co. Ltd.	11,178	72,941

Kaneka Corp.	4,200	104,725

Kanematsu Corp.	10,400	118,231

Kanematsu Electronics Ltd.	2,900	97,806

Kanto Denka Kogyo Co. Ltd.	200	1,402

Katitas Co. Ltd.	2,600	59,510

Kato Sangyo Co. Ltd.	4,348	115,665

Keiyo Bank Ltd.	22,800	101,433

KH Neochem Co. Ltd.(a)	4,900	100,009

Ki-Star Real Estate Co. Ltd.(a)	1,900	66,096

Kitz Corp.(a)	15,100	90,294

Kobe Steel Ltd.	49,300	239,877

Kokuyo Co. Ltd.(a)	10,300	145,041

KOMEDA Holdings Co. Ltd.	5,600	105,468

Komeri Co. Ltd.	4,700	97,352

Konica Minolta, Inc.(a)	49,500	197,707

Kumagai Gumi Co. Ltd.	5,400	107,677

Kumiai Chemical Industry Co. Ltd.	9,200	63,241

Kurabo Industries Ltd.	5,863	96,247

Kureha Corp.	1,100	67,195

KYB Corp.	3,200	82,580

Kyoei Steel Ltd.(a)	200	1,904

Kyokuyo Co. Ltd.	200	5,760

KYORIN Holdings, Inc.	7,173	93,505

Kyudenko Corp.	5,200	128,675

Kyushu Financial Group, Inc.	39,100	134,536

Life Corp.	3,600	72,166

Lintec Corp.	10,000	162,719

Mabuchi Motor Co. Ltd.	3,400	96,245

Macnica Holdings, Inc.	6,200	147,781

Makino Milling Machine Co. Ltd.	1,800	59,070

Mani, Inc.	2,900	44,617

Maruha Nichiro Corp.	6,000	114,138

Maruichi Steel Tube Ltd.	7,600	155,692

Marusan Securities Co. Ltd.	600	1,819

Marvelous, Inc.	400	2,074

Matsui Securities Co. Ltd.	23,900	142,192

Max Co. Ltd.	6,200	91,629

MCJ Co. Ltd.	8,900	63,810

Megmilk Snow Brand Co. Ltd.	8,300	113,292

Meitec Corp.	7,500	136,193

Mie Kotsu Group Holdings, Inc.	600	2,205

MIRAIT ONE Corp.	9,400	108,288

Mirarth Holdings, Inc.	29,800	83,565

Miroku Jyoho Service Co. Ltd.	200	2,187

Mitsubishi Logistics Corp.	7,000	160,749

Mitsubishi Materials Corp.	7,800	123,197

Mitsubishi Shokuhin Co. Ltd.	5,000	118,231

Mitsuboshi Belting Ltd.(a)	6,600	171,071

Mitsui High-Tec, Inc.(a)	700	32,521

Mitsui Matsushima Holdings Co. Ltd.(a)	2,200	49,637

Mitsui Mining & Smelting Co. Ltd.	5,800	135,610

Mitsui-Soko Holdings Co. Ltd.	4,600	125,333

MIXI, Inc.	9,000	168,206

Mochida Pharmaceutical Co. Ltd.	3,000	79,124

Monex Group, Inc.(a)	16,600	52,463

Morinaga & Co. Ltd.	4,200	124,938

Morinaga Milk Industry Co. Ltd.	2,000	75,713

Morita Holdings Corp.	200	1,760

Morningstar Japan KK	697	2,398

Musashi Seimitsu Industry Co. Ltd.(a)	5,900	69,980

Musashino Bank Ltd.	200	3,138

Nachi-Fujikoshi Corp.(a)	3,300	90,038

Nafco Co. Ltd.	200	2,359

Nagase & Co. Ltd.	8,400	127,453

Nakanishi, Inc.	4,917	95,288

NEC Networks & System Integration Corp.	7,900	98,911

NET One Systems Co. Ltd.	4,400	114,381

NHK Spring Co. Ltd.	28,700	184,018

Nichias Corp.	7,074	126,634

Nichicon Corp.	6,700	62,255

Nichiden Corp.	200	2,609

Nihon Chouzai Co. Ltd.	300	2,765

Nihon Kohden Corp.	2,800	68,013

Nihon Parkerizing Co. Ltd.	14,240	101,232

Nikkon Holdings Co. Ltd.	6,800	121,214

Nippn Corp.	9,300	114,184

Nippon Carbon Co. Ltd.(a)	3,200	101,982

Nippon Denko Co. Ltd.(a)	23,700	63,226

Nippon Electric Glass Co. Ltd.(a)	13,300	236,274

Nippon Gas Co. Ltd.	8,900	140,436

Nippon Kanzai Co. Ltd.(a)	5,000	95,419

Nippon Kayaku Co. Ltd.	18,800	162,431

Nippon Light Metal Holdings Co. Ltd.	7,200	82,562

Nippon Parking Development Co. Ltd.	1,200	2,819

Nippon Pillar Packing Co. Ltd.	4,600	95,315

Nippon Shokubai Co. Ltd.	4,500	180,075

Nippon Signal Co. Ltd.	400	3,153

Nippon Soda Co. Ltd.	4,200	137,512

Nippon Steel Trading Corp.	3,900	273,114

Nipro Corp.(a)	9,100	71,313

Nishi-Nippon Financial Holdings, Inc.	17,700	129,183

Nishi-Nippon Railroad Co. Ltd.	5,300	99,256

Nishimatsu Construction Co. Ltd.	7,350	218,085

Nishio Rent All Co. Ltd.	4,700	110,959

Nissan Shatai Co. Ltd.(a)	400	2,501

Nisshinbo Holdings, Inc.	16,750	123,646

Nissin Electric Co. Ltd.	7,300	69,656

Nissui Corp.	15,800	65,741

Nitta Corp.	5,700	120,873

Nitto Kogyo Corp.	3,800	67,853

Nittoc Construction Co. Ltd.	13,700	96,148

Noevir Holdings Co. Ltd.	3,273	143,626

NOK Corp.	14,600	129,906

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2022

Investments	Shares	Value

Nomura Co. Ltd.	8,558	$62,331

Noritake Co. Ltd.	2,400	73,121

North Pacific Bank Ltd.	40,300	77,885

NS United Kaiun Kaisha Ltd.(a)	3,800	111,600

NSD Co. Ltd.	7,900	136,751

Ogaki Kyoritsu Bank Ltd.	6,600	93,989

Ohsho Food Service Corp.	1,572	71,246

Okamura Corp.	8,800	94,906

Okasan Securities Group, Inc.	36,400	105,659

Okinawa Cellular Telephone Co.	6,700	147,563

Okinawa Electric Power Co., Inc.	270	2,069

Okinawa Financial Group, Inc.	242	4,275

OKUMA Corp.	2,000	71,242

Okumura Corp.	5,390	121,938

Okuwa Co. Ltd.(a)	400	2,689

Onoken Co. Ltd.(a)	200	2,205

Optorun Co. Ltd.	200	3,398

Osaka Soda Co. Ltd.	2,100	60,957

Osaki Electric Co. Ltd.	600	2,387

OSG Corp.	7,900	108,790

PAL GROUP Holdings Co. Ltd.	4,490	85,380

PALTAC Corp.	2,100	73,769

Paramount Bed Holdings Co. Ltd.	5,700	111,369

Penta-Ocean Construction Co. Ltd.	16,800	78,687

PHC Holdings Corp.	12,600	140,663

Pigeon Corp.(a)	8,600	141,307

Pilot Corp.(a)	1,800	65,550

Piolax, Inc.(a)	4,600	59,337

Press Kogyo Co. Ltd.	31,700	101,386

Pressance Corp.	286	3,336

Prima Meat Packers Ltd.	257	4,283

Raito Kogyo Co. Ltd.	6,100	87,516

Raiznext Corp.	8,200	81,786

Relia, Inc.	200	1,522

Rengo Co. Ltd.	18,150	124,902

Resorttrust, Inc.	6,800	121,060

Restar Holdings Corp.	4,654	72,590

Roland Corp.(a)	2,100	55,387

Round One Corp.	10,900	39,653

Ryoden Corp.	200	2,568

Ryosan Co. Ltd.	4,500	96,927

S Foods, Inc.	3,300	74,256

Sakata Seed Corp.	1,800	59,684

Sala Corp.	400	2,216

SAMTY Co. Ltd.	6,400	103,704

San ju San Financial Group, Inc.	7,800	93,994

San-In Godo Bank Ltd.	29,900	176,076

Sangetsu Corp.	9,200	149,771

Sanki Engineering Co. Ltd.	8,500	99,788

Sankyu, Inc.	3,100	113,479

Sanyo Special Steel Co. Ltd.	7,100	116,284

Sapporo Holdings Ltd.(a)	3,400	84,520

Sawai Group Holdings Co. Ltd.	2,700	84,410

Scroll Corp.	13,800	74,572

Seikitokyu Kogyo Co. Ltd.	500	2,994

Seiko Group Corp.	2,600	61,185

Seino Holdings Co. Ltd.	10,700	95,043

Senko Group Holdings Co. Ltd.	16,380	119,798

Senshu Ikeda Holdings, Inc.	63,700	122,143

Seria Co. Ltd.	6,000	130,463

Shiga Bank Ltd.	6,900	138,319

Shin Nippon Air Technologies Co. Ltd.(a)	200	2,842

Shin-Etsu Polymer Co. Ltd.	9,100	78,072

Shinmaywa Industries Ltd.	9,400	75,089

Shinsho Corp.	2,100	81,807

Ship Healthcare Holdings, Inc.	4,600	93,712

Shoei Co. Ltd.	1,800	69,984

Sinfonia Technology Co. Ltd.	200	2,234

Sinko Industries Ltd.	200	2,190

SKY Perfect JSAT Holdings, Inc.	33,400	122,771

Sotetsu Holdings, Inc.	5,000	84,278

SRA Holdings	4,100	94,153

ST Corp.	200	2,295

St. Marc Holdings Co. Ltd.	200	2,562

Star Micronics Co. Ltd.(a)	6,500	79,757

Starts Corp., Inc.	6,400	126,792

Stella Chemifa Corp.	200	3,750

Sumitomo Bakelite Co. Ltd.	3,000	89,014

Sumitomo Mitsui Construction Co. Ltd.	26,000	82,171

Sumitomo Osaka Cement Co. Ltd.(a)	2,400	59,206

Sun Frontier Fudousan Co. Ltd.	12,100	100,967

Suzuden Corp.	5,600	96,598

Systena Corp.	400	1,246

T Hasegawa Co. Ltd.	2,900	64,090

T-Gaia Corp.	6,800	84,005

Tachibana Eletech Co. Ltd.	200	2,675

Taihei Dengyo Kaisha Ltd.	3,200	79,184

Taiheiyo Cement Corp.	8,600	134,073

Taikisha Ltd.	1,800	45,496

Taiyo Holdings Co. Ltd.	5,900	100,029

Takamatsu Construction Group Co. Ltd.	200	2,903

Takara Bio, Inc.	6,500	84,880

Takara Holdings, Inc.	18,600	147,311

Takara Standard Co. Ltd.	8,200	85,949

Takasago International Corp.	200	3,858

Takasago Thermal Engineering Co. Ltd.	5,300	71,620

Takeuchi Manufacturing Co. Ltd.	3,300	72,880

Takuma Co. Ltd.	7,500	70,200

Tama Home Co. Ltd.	4,500	85,536

Tamron Co. Ltd.(a)	4,200	94,730

Tatsuta Electric Wire and Cable Co. Ltd.	600	3,229

Teijin Ltd.	12,800	124,949

TKC Corp.	3,300	90,163

Toagosei Co. Ltd.(a)	16,600	139,901

Tocalo Co. Ltd.	11,000	96,123

Toda Corp.	23,704	127,552

Tokai Carbon Co. Ltd.(a)	13,500	109,784

TOKAI Holdings Corp.	18,600	121,091

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2022

Investments	Shares	Value

Tokai Rika Co. Ltd.	9,300	$99,594

Tokai Tokyo Financial Holdings, Inc.	45,518	121,777

Token Corp.	1,200	67,483

Tokuyama Corp.	6,400	87,115

Tokyo Kiraboshi Financial Group, Inc.	5,100	100,883

Tokyo Ohka Kogyo Co. Ltd.	2,900	131,653

Tokyo Sangyo Co. Ltd.	800	4,559

Tokyo Seimitsu Co. Ltd.	5,300	171,518

Tokyo Steel Manufacturing Co. Ltd.	10,400	94,191

Tokyu Construction Co. Ltd.	200	964

Tomy Co. Ltd.	8,900	85,260

Topcon Corp.	7,700	89,346

Totech Corp.	2,400	60,389

Totetsu Kogyo Co. Ltd.	4,845	96,536

Toyo Construction Co. Ltd.	8,100	52,733

Toyo Ink SC Holdings Co. Ltd.(a)	7,028	95,876

Toyo Tire Corp.(a)	14,300	162,243

Toyobo Co. Ltd.	8,000	60,571

Transcosmos, Inc.	7,400	182,553

TS Tech Co. Ltd.	11,100	127,451

Tsubakimoto Chain Co.	5,956	134,608

Tsumura & Co.	4,913	107,908

UACJ Corp.	4,400	73,964

UBE Corp.(a)	9,100	133,660

Ulvac, Inc.	2,100	88,491

Valor Holdings Co. Ltd.	7,200	99,423

Valqua Ltd.	5,300	105,843

VT Holdings Co. Ltd.	25,600	91,578

Wacoal Holdings Corp.	5,900	106,065

Wacom Co. Ltd.(a)	12,900	57,097

Wowow, Inc.	200	1,927

YAMABIKO Corp.(a)	7,100	59,138

Yamaguchi Financial Group, Inc.	21,800	142,255

Yamaichi Electronics Co. Ltd.(a)	5,800	74,992

Yamazen Corp.	13,300	101,102

Yaoko Co. Ltd.	1,100	56,524

Yellow Hat Ltd.	7,900	107,413

Yokogawa Bridge Holdings Corp.	5,800	82,509

Yokorei Co. Ltd.	500	4,059

Yuasa Trading Co. Ltd.	2,900	79,563

Yurtec Corp.	18,500	103,054

Zenrin Co. Ltd.	300	1,880

Total Japan		33,256,667

Malaysia – 0.1%

Frencken Group Ltd.(a)	96,700	68,134

Netherlands – 0.8%

AMG Advanced Metallurgical Group NV	2,533	92,995

Brunel International NV	8,385	85,730

Corbion NV	4,212	143,129

ForFarmers NV	26,424	82,488

Heijmans NV, CVA	10,349	111,775

Ordina NV	21,543	89,093

RHI Magnesita NV	12,621	337,643

Sligro Food Group NV	3,464	60,039

Total Netherlands		1,002,892

Norway – 3.5%

ABG Sundal Collier Holding ASA	164,686	94,121

AF Gruppen ASA	2,925	42,698

Aker Solutions ASA	12,356	46,910

AMSC ASA*	18,347	81,296

Atea ASA*	17,152	198,490

Austevoll Seafood ASA	40,832	366,622

Belships ASA	137,859	199,840

Bonheur ASA	2,051	59,754

Borregaard ASA	5,327	82,195

Bouvet ASA	14,255	86,824

DNO ASA	173,281	207,740

Elopak ASA	23,190	58,852

Entra ASA(b)	29,062	312,127

Europris ASA(b)	35,558	247,798

Grieg Seafood ASA	8,977	71,626

Kid ASA(a)(b)	10,981	80,705

MPC Container Ships ASA*	271,975	448,644

OKEA ASA(a)	24,639	85,540

Pareto Bank ASA	13,444	65,303

Protector Forsikring ASA	15,645	199,791

Rana Gruber ASA	28,118	145,571

Selvaag Bolig ASA	13,871	45,129

SpareBank 1 Nord Norge	17,727	172,753

SpareBank 1 Oestlandet	8,614	105,981

SpareBank 1 SMN	16,953	219,248

Sparebanken Vest	7,845	73,584

TGS ASA	13,982	187,354

Veidekke ASA	18,040	177,268

Total Norway		4,163,764

Peru – 0.1%

Hochschild Mining PLC	102,272	86,424

Portugal – 1.6%

Altri SGPS SA	29,673	158,501

Banco Comercial Portugues SA, Class R(a)	336,862	52,633

Corticeira Amorim SGPS SA	13,778	128,224

CTT – Correios de Portugal SA(a)	24,969	82,076

NOS SGPS SA	165,098	666,744

REN – Redes Energeticas Nacionais SGPS SA	191,220	514,280

Sonae SGPS SA	361,442	360,675

Total Portugal		1,963,133

Singapore – 3.6%

AEM Holdings Ltd.(a)	63,700	162,432

CapitaLand India Trust	280,500	236,329

Chip Eng Seng Corp. Ltd.	107,000	59,835

Geo Energy Resources Ltd.(a)	761,100	184,430

Hour Glass Ltd.	152,500	231,956

Japfa Ltd.	198,000	50,932

Jiutian Chemical Group Ltd.	1,729,900	104,475

Kenon Holdings Ltd.	15,550	513,853

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2022

Investments	Shares	Value

Keppel DC REIT	392,600	$518,120

Keppel Infrastructure Trust	1,205,491	485,360

Parkway Life Real Estate Investment Trust	112,400	315,109

Raffles Medical Group Ltd.	141,700	147,912

Samudera Shipping Line Ltd.(a)	270,500	169,415

Sheng Siong Group Ltd.	301,800	371,287

Silverlake Axis Ltd.	306,400	82,243

Singapore Post Ltd.	303,200	117,554

StarHub Ltd.	201,300	156,093

UMS Holdings Ltd.(a)	199,425	175,456

Wing Tai Holdings Ltd.	149,200	166,866

Total Singapore		4,249,657

Spain – 1.8%

Almirall SA	11,410	110,083

Applus Services SA	11,817	80,904

Atresmedia Corp. de Medios de Comunicacion SA(a)	89,623	305,315

Construcciones y Auxiliar de Ferrocarriles SA	4,168	117,880

Ence Energia y Celulosa SA(a)	63,301	189,838

Faes Farma SA	65,640	245,890

Gestamp Automocion SA(b)	46,285	178,523

Global Dominion Access SA(a)(b)	12,216	46,740

Indra Sistemas SA	10,023	113,923

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	185,642	204,466

Neinor Homes SA(a)(b)	11,298	98,633

Pharma Mar SA	746	51,194

Prosegur Cash SA(a)(b)	95,576	60,998

Prosegur Cia de Seguridad SA(a)	46,790	88,538

Sacyr SA(a)	99,873	277,132

Total Spain		2,170,057

Sweden – 6.2%

AcadeMedia AB(b)	6,628	28,396

AddLife AB, Class B	7,277	75,846

AFRY AB	14,790	242,585

Akelius Residential Property AB, Class D	51,691	101,839

Alimak Group AB(b)	207	1,482

Atrium Ljungberg AB, Class B	15,680	257,182

Beijer Alma AB	5,439	85,295

Betsson AB, Class B*	19,145	155,758

Bilia AB, Class A	19,816	217,378

Bravida Holding AB(b)	21,751	232,551

Bufab AB	850	19,089

Catella AB	15,007	52,426

Catena AB	3,461	129,080

Clas Ohlson AB, Class B(a)	11,756	81,235

Cloetta AB, Class B	11,881	23,786

Coor Service Management Holding AB(b)	20,908	129,026

Corem Property Group AB, Class B	204,753	164,871

Dios Fastigheter AB	24,143	174,825

Dometic Group AB(b)	45,761	295,484

Electrolux Professional AB, Class B	13,795	58,016

Elekta AB, Class B	50,617	305,077

Fagerhult AB	267	1,036

Granges AB	11,745	96,151

HMS Networks AB	1,909	62,219

Instalco AB	16,984	64,598

Inwido AB	13,379	142,143

JM AB	19,195	317,046

KNOW IT AB	3,816	74,639

Lagercrantz Group AB, Class B	12,485	123,778

Lindab International AB	8,627	105,483

Loomis AB	7,228	198,398

MEKO AB	7,255	78,402

MIPS AB(a)	1,573	64,901

Munters Group AB(b)	8,043	79,430

Mycronic AB	6,234	117,147

NCC AB, Class B	21,127	197,188

New Wave Group AB, Class B	4,935	97,757

Nolato AB, Class B	29,226	153,290

Nordic Paper Holding AB	23,282	73,737

Nordic Waterproofing Holding AB	4,367	61,024

Peab AB, Class B	73,916	419,256

Platzer Fastigheter Holding AB, Class B	12,169	96,119

Pricer AB, Class B	1,013	1,591

Ratos AB, Class B	28,512	113,534

Resurs Holding AB(b)	73,591	176,217

Rottneros AB	1,594	1,869

Sagax AB, Class D	49,251	126,206

Samhallsbyggnadsbolaget i Norden AB, Class D(a)	84,355	153,012

Sectra AB, Class B*	4,545	64,907

Skandinaviska Enskilda Banken AB, Class C	1,201	14,316

SkiStar AB(a)	4,651	49,548

SSAB AB, Class A	133,852	731,468

Svenska Handelsbanken AB, Class B	2,253	26,423

Synsam AB(a)	13,878	52,638

Tethys Oil AB	237	1,376

Troax Group AB	4,345	76,145

Wihlborgs Fastigheter AB	44,792	337,461

Total Sweden		7,381,680

Switzerland – 1.4%

Arbonia AG	6,095	85,114

Comet Holding AG, Registered Shares	669	141,580

Huber + Suhner AG, Registered Shares	2,286	213,231

Landis + Gyr Group AG*(a)	3,461	244,088

Medmix AG(b)	4,700	89,408

Mobilezone Holding AG, Registered Shares	12,123	200,740

Sulzer AG, Registered Shares	6,003	467,159

Swissquote Group Holding SA, Registered Shares	1,012	146,025

u-blox Holding AG*	419	49,907

Zehnder Group AG	966	58,261

Total Switzerland		1,695,513

United Kingdom – 15.0%

AG Barr PLC	14,131	90,600

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2022

Investments	Shares	Value

AJ Bell PLC	30,722	$132,375

Alliance Pharma PLC	2,347	1,496

Ashmore Group PLC	196,260	565,178

Assura PLC	724,123	475,157

Begbies Traynor Group PLC	1,142	1,995

Biffa PLC(b)	17,525	85,883

Bloomsbury Publishing PLC	16,459	88,994

Bodycote PLC	22,273	152,314

Bridgepoint Group PLC(b)(c)	73,279	168,009

Bytes Technology Group PLC	18,136	84,427

Capital & Counties Properties PLC	56,726	72,671

Central Asia Metals PLC	72,596	216,568

Chemring Group PLC	24,266	86,839

Chesnara PLC	30,904	105,390

Clarkson PLC	3,194	124,291

Close Brothers Group PLC	31,165	392,503

CLS Holdings PLC	81,454	155,594

CMC Markets PLC(b)	46,525	125,361

Coats Group PLC	162,899	129,720

Concentric AB	2,667	49,964

Craneware PLC	2,251	49,145

Cranswick PLC	6,573	243,367

Crest Nicholson Holdings PLC	65,852	187,419

Currys PLC(a)	167,677	108,111

Devro PLC	38,374	142,173

DFS Furniture PLC	65,575	122,264

DiscoverIE Group PLC	5,505	48,407

Diversified Energy Co. PLC	329,339	461,133

Domino’s Pizza Group PLC	64,352	227,118

Dunelm Group PLC	32,177	378,929

EMIS Group PLC	2,008	45,217

Empiric Student Property PLC	154,652	156,638

Essentra PLC	30,498	86,763

FDM Group Holdings PLC	20,863	187,970

Fevertree Drinks PLC	6,880	85,325

Firstgroup PLC	40,445	49,138

Forterra PLC(b)	59,458	133,460

FRP Advisory Group PLC(a)	27,482	52,562

Galliford Try Holdings PLC	28,489	54,488

Gamma Communications PLC	4,092	53,259

Genuit Group PLC	34,120	115,331

Genus PLC	2,820	101,223

Grainger PLC	55,485	168,192

Great Portland Estates PLC	21,224	126,375

Greggs PLC	9,824	277,234

Halfords Group PLC	39,028	98,119

Hammerson PLC	259,514	74,296

Headlam Group PLC	26,137	94,949

Helical PLC	14,503	58,181

Hill & Smith PLC	7,833	110,430

Hilton Food Group PLC	12,865	86,197

Hunting PLC	19,059	76,344

I3 Energy PLC	157,701	46,761

Ibstock PLC(b)	108,182	201,445

Impax Asset Management Group PLC	15,800	137,412

IntegraFin Holdings PLC	37,781	137,340

Jadestone Energy PLC	80,629	74,196

James Halstead PLC(a)	33,382	75,492

Kainos Group PLC	7,834	145,405

Keller Group PLC	11,055	106,384

Learning Technologies Group PLC	43,372	60,207

Liontrust Asset Management PLC	20,859	281,023

Londonmetric Property PLC	209,689	434,601

Lookers PLC	73,689	67,544

LSL Property Services PLC	13,555	40,763

ME Group International PLC	116,507	161,168

Mears Group PLC	23,320	58,347

Mitie Group PLC	124,909	112,089

MJ Gleeson PLC(a)	326	1,349

Moneysupermarket.com Group PLC	111,718	258,558

Morgan Advanced Materials PLC	39,566	149,683

Morgan Sindall Group PLC	9,441	173,756

Mortgage Advice Bureau Holdings Ltd.	192	1,224

NCC Group PLC	26,725	64,295

Next Fifteen Communications Group PLC	5,662	67,427

Ninety One PLC(a)	154,262	344,959

Oxford Instruments PLC	2,447	66,523

Pagegroup PLC	106,137	588,824

Pan African Resources PLC(a)	346,237	68,887

PayPoint PLC	20,019	122,812

Pets at Home Group PLC	68,134	232,434

Premier Foods PLC	32,535	42,502

Primary Health Properties PLC	240,468	320,499

PZ Cussons PLC	48,204	121,478

Quilter PLC(b)	265,016	296,218

Redde Northgate PLC	53,031	262,819

Redrow PLC	87,317	476,643

RWS Holdings PLC	53,257	240,620

Safestore Holdings PLC	28,083	319,231

Savills PLC	18,476	183,466

Serica Energy PLC	68,930	236,310

Smart Metering Systems PLC	19,353	182,047

Speedy Hire PLC	167,026	79,864

Spirent Communications PLC	45,676	142,963

SThree PLC	15,969	77,413

TBC Bank Group PLC	12,468	340,449

Telecom Plus PLC	10,611	280,169

TORM PLC, Class A	9,401	267,681

TP ICAP Group PLC	129,597	272,032

Travis Perkins PLC	31,655	338,664

TT Electronics PLC	834	1,746

Tyman PLC	41,181	111,705

Vesuvius PLC	54,432	264,655

Victrex PLC	8,742	167,937

VIDENDUM PLC	7,333	95,089

Virgin Money UK PLC	133,131	291,621

Volution Group PLC	13,901	61,034

Watkin Jones PLC	78,205	94,449

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2022

Investments	Shares	Value

Wickes Group PLC	86,137	$151,588

Wincanton PLC	23,182	93,975

Workspace Group PLC	33,372	178,477

XPS Pensions Group PLC	44,897	75,069

Total United Kingdom		17,914,407
TOTAL COMMON STOCKS (Cost: $115,380,887)		120,417,201

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%

United States – 4.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(d)
(Cost: $5,403,758)	5,403,758	5,403,758

TOTAL INVESTMENTS IN SECURITIES – 105.3% (Cost: $120,784,645)		125,820,959

Other Assets less Liabilities – (5.3)%		(6,318,353)
NET ASSETS – 100.0%		$119,502,606

*	Non-income producing security.

‡	Share amount represents a fractional share.

(a)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,799,312 and the total market value of the collateral held by the Fund was $14,723,167. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,319,409.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/5/2023	5,369,291	AUD	3,641,389	USD	$—	$(55)
Bank of America NA	1/5/2023	258,112	CHF	279,016	USD	—	(7)
Bank of America NA	1/5/2023	3,602,439	DKK	517,111	USD	—	(62)
Bank of America NA	1/5/2023	3,724,802	EUR	3,975,917	USD	—	(341)
Bank of America NA	1/5/2023	2,700,254	GBP	3,248,289	USD	—	(67)
Bank of America NA	1/5/2023	1,775,766	ILS	503,300	USD	—	(21)
Bank of America NA	1/5/2023	8,223,579	NOK	834,886	USD	—	(54)
Bank of America NA	1/5/2023	12,731,425	SEK	1,222,055	USD	—	(96)
Bank of America NA	1/5/2023	786,039	SGD	586,246	USD	—	(157)
Bank of America NA	1/6/2023	723,766,403	JPY	5,486,354	USD	—	(244)
Bank of America NA	2/3/2023	1,070,505	USD	1,576,658	AUD	5	—
Bank of America NA	2/3/2023	106,384	USD	98,113	CHF	—	(1)
Bank of America NA	2/3/2023	106,209	USD	738,203	DKK	26	—
Bank of America NA	2/3/2023	756,166	USD	706,977	EUR	142	—
Bank of America NA	2/3/2023	1,197,120	USD	994,383	GBP	21	—
Bank of America NA	2/3/2023	449,759	USD	1,585,061	ILS	1	—
Bank of America NA	2/3/2023	2,059,837	USD	270,751,566	JPY	22	—
Bank of America NA	2/3/2023	257,521	USD	2,533,554	NOK	28	—
Bank of America NA	2/3/2023	457,524	USD	4,758,454	SEK	67	—
Bank of America NA	2/3/2023	574,992	USD	770,633	SGD	104	—
Citibank NA	1/5/2023	242,619	AUD	163,337	USD	1,202	—
Citibank NA	1/5/2023	178,777	AUD	119,829	USD	1,414	—
Citibank NA	1/5/2023	11,709	CHF	12,515	USD	142	—
Citibank NA	1/5/2023	8,561	CHF	9,182	USD	72	—
Citibank NA	1/5/2023	163,830	DKK	23,195	USD	319	—
Citibank NA	1/5/2023	119,108	DKK	17,017	USD	78	—
Citibank NA	1/5/2023	169,371	EUR	178,342	USD	2,432	—
Citibank NA	1/5/2023	123,159	EUR	130,837	USD	614	—
Citibank NA	1/5/2023	119,354	GBP	145,704	USD	—	(2,129)
Citibank NA	1/5/2023	88,606	GBP	106,893	USD	—	(306)
Citibank NA	1/5/2023	77,406	ILS	22,576	USD	—	(638)
Citibank NA	1/5/2023	57,969	ILS	16,562	USD	—	(133)
Citibank NA	1/5/2023	374,483	NOK	37,449	USD	567	—
Citibank NA	1/5/2023	271,401	NOK	27,474	USD	78	—

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	1/5/2023	566,387	SEK	54,816	USD	$—	$(454)
Citibank NA	1/5/2023	422,787	SEK	40,215	USD	364	—
Citibank NA	1/5/2023	35,639	SGD	26,296	USD	277	—
Citibank NA	1/5/2023	26,054	SGD	19,292	USD	135	—
Citibank NA	1/5/2023	3,526,573	USD	5,257,774	AUD	—	(39,132)
Citibank NA	1/5/2023	3,526,573	USD	5,257,923	AUD	—	(39,233)
Citibank NA	1/5/2023	3,526,573	USD	5,257,907	AUD	—	(39,222)
Citibank NA	1/5/2023	3,526,573	USD	5,257,813	AUD	—	(39,159)
Citibank NA	1/5/2023	270,219	USD	256,265	CHF	—	(6,794)
Citibank NA	1/5/2023	270,220	USD	256,266	CHF	—	(6,794)
Citibank NA	1/5/2023	270,220	USD	256,263	CHF	—	(6,791)
Citibank NA	1/5/2023	270,220	USD	256,260	CHF	—	(6,788)
Citibank NA	1/5/2023	500,806	USD	3,606,869	DKK	—	(16,879)
Citibank NA	1/5/2023	500,807	USD	3,606,638	DKK	—	(16,845)
Citibank NA	1/5/2023	500,806	USD	3,606,490	DKK	—	(16,825)
Citibank NA	1/5/2023	500,806	USD	3,606,720	DKK	—	(16,858)
Citibank NA	1/5/2023	3,850,553	USD	3,728,591	EUR	—	(129,067)
Citibank NA	1/5/2023	3,850,552	USD	3,728,572	EUR	—	(129,048)
Citibank NA	1/5/2023	3,850,552	USD	3,728,637	EUR	—	(129,117)
Citibank NA	1/5/2023	3,850,552	USD	3,728,575	EUR	—	(129,052)
Citibank NA	1/5/2023	3,145,867	USD	2,638,150	GBP	—	(27,649)
Citibank NA	1/5/2023	3,145,867	USD	2,638,090	GBP	—	(27,577)
Citibank NA	1/5/2023	3,145,867	USD	2,638,121	GBP	—	(27,614)
Citibank NA	1/5/2023	3,145,867	USD	2,638,070	GBP	—	(27,553)
Citibank NA	1/5/2023	487,429	USD	1,679,078	ILS	11,553	—
Citibank NA	1/5/2023	487,430	USD	1,679,210	ILS	11,516	—
Citibank NA	1/5/2023	487,430	USD	1,679,182	ILS	11,524	—
Citibank NA	1/5/2023	808,560	USD	8,052,148	NOK	—	(8,869)
Citibank NA	1/5/2023	808,561	USD	8,052,096	NOK	—	(8,863)
Citibank NA	1/5/2023	808,561	USD	8,052,194	NOK	—	(8,873)
Citibank NA	1/5/2023	808,561	USD	8,052,095	NOK	—	(8,863)
Citibank NA	1/5/2023	1,183,524	USD	12,588,284	SEK	—	(24,696)
Citibank NA	1/5/2023	1,183,523	USD	12,588,194	SEK	—	(24,689)
Citibank NA	1/5/2023	1,183,523	USD	12,587,152	SEK	—	(24,589)
Citibank NA	1/5/2023	1,183,523	USD	12,588,199	SEK	—	(24,689)
Citibank NA	1/5/2023	567,761	USD	777,897	SGD	—	(12,258)
Citibank NA	1/5/2023	567,763	USD	777,899	SGD	—	(12,257)
Citibank NA	1/5/2023	567,763	USD	777,907	SGD	—	(12,263)
Citibank NA	1/5/2023	567,763	USD	777,898	SGD	—	(12,256)
Citibank NA	1/6/2023	33,509,586	JPY	246,094	USD	7,907	—
Citibank NA	1/6/2023	23,947,036	JPY	180,542	USD	975	—
Citibank NA	1/6/2023	5,313,363	USD	737,948,014	JPY	—	(280,242)
Citibank NA	1/6/2023	5,313,361	USD	737,962,613	JPY	—	(280,355)
Citibank NA	1/6/2023	5,313,363	USD	737,993,709	JPY	—	(280,589)
Citibank NA	1/6/2023	5,313,363	USD	737,941,106	JPY	—	(280,190)
Goldman Sachs	1/5/2023	5,369,310	AUD	3,641,391	USD	—	(44)
Goldman Sachs	1/5/2023	258,117	CHF	279,018	USD	—	(3)
Goldman Sachs	1/5/2023	3,602,348	DKK	517,112	USD	—	(76)
Goldman Sachs	1/5/2023	3,724,828	EUR	3,975,919	USD	—	(315)
Goldman Sachs	1/5/2023	2,700,266	GBP	3,248,290	USD	—	(53)
Goldman Sachs	1/5/2023	1,775,621	ILS	503,299	USD	—	(61)
Goldman Sachs	1/5/2023	8,223,963	NOK	834,886	USD	—	(15)
Goldman Sachs	1/5/2023	12,731,263	SEK	1,222,057	USD	—	(114)
Goldman Sachs	1/5/2023	786,210	SGD	586,248	USD	—	(31)
Goldman Sachs	1/5/2023	487,430	USD	1,679,326	ILS	11,484	—

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	1/6/2023	723,780,119	JPY	5,486,354	USD	$—	$(140)
Goldman Sachs	2/3/2023	1,070,507	USD	1,576,696	AUD	—	(18)
Goldman Sachs	2/3/2023	106,384	USD	98,115	CHF	—	(4)
Goldman Sachs	2/3/2023	106,208	USD	738,229	DKK	22	—
Goldman Sachs	2/3/2023	756,168	USD	706,986	EUR	133	—
Goldman Sachs	2/3/2023	1,197,120	USD	994,383	GBP	21	—
Goldman Sachs	2/3/2023	449,761	USD	1,584,762	ILS	88	—
Goldman Sachs	2/3/2023	2,059,839	USD	270,758,009	JPY	—	(25)
Goldman Sachs	2/3/2023	257,522	USD	2,533,528	NOK	32	—
Goldman Sachs	2/3/2023	457,526	USD	4,758,360	SEK	78	—
Goldman Sachs	2/3/2023	574,994	USD	770,743	SGD	24	—
HSBC Holdings PLC	1/5/2023	371,218	USD	549,298	AUD	—	(1,303)
HSBC Holdings PLC	1/5/2023	28,444	USD	26,586	CHF	—	(295)
HSBC Holdings PLC	1/5/2023	52,717	USD	371,482	DKK	—	(601)
HSBC Holdings PLC	1/5/2023	405,322	USD	384,015	EUR	—	(4,547)
HSBC Holdings PLC	1/5/2023	51,308	USD	174,313	ILS	1,905	—
HSBC Holdings PLC	1/5/2023	85,112	USD	839,928	NOK	—	(155)
HSBC Holdings PLC	1/5/2023	124,582	USD	1,287,474	SEK	1,011	—
HSBC Holdings PLC	1/5/2023	59,764	USD	80,890	SGD	—	(550)
HSBC Holdings PLC	1/6/2023	559,301	USD	75,914,148	JPY	—	(16,124)
JP Morgan Chase Bank NA	1/5/2023	5,369,326	AUD	3,641,391	USD	—	(34)
JP Morgan Chase Bank NA	1/5/2023	258,116	CHF	279,018	USD	—	(4)
JP Morgan Chase Bank NA	1/5/2023	3,602,553	DKK	517,112	USD	—	(46)
JP Morgan Chase Bank NA	1/5/2023	3,724,807	EUR	3,975,919	USD	—	(337)
JP Morgan Chase Bank NA	1/5/2023	2,700,279	GBP	3,248,290	USD	—	(37)
JP Morgan Chase Bank NA	1/5/2023	1,775,777	ILS	503,299	USD	—	(17)
JP Morgan Chase Bank NA	1/5/2023	8,223,661	NOK	834,886	USD	—	(45)
JP Morgan Chase Bank NA	1/5/2023	12,731,374	SEK	1,222,057	USD	—	(103)
JP Morgan Chase Bank NA	1/5/2023	786,218	SGD	586,248	USD	—	(25)
JP Morgan Chase Bank NA	1/5/2023	371,218	USD	548,315	AUD	—	(637)
JP Morgan Chase Bank NA	1/5/2023	28,444	USD	26,545	CHF	—	(250)
JP Morgan Chase Bank NA	1/5/2023	52,717	USD	371,034	DKK	—	(537)
JP Morgan Chase Bank NA	1/5/2023	405,322	USD	383,523	EUR	—	(4,022)
JP Morgan Chase Bank NA	1/5/2023	331,144	USD	270,760	GBP	5,438	—
JP Morgan Chase Bank NA	1/5/2023	51,308	USD	175,863	ILS	1,466	—
JP Morgan Chase Bank NA	1/5/2023	85,112	USD	848,173	NOK	—	(992)
JP Morgan Chase Bank NA	1/5/2023	124,582	USD	1,286,430	SEK	1,111	—
JP Morgan Chase Bank NA	1/5/2023	59,764	USD	80,866	SGD	—	(531)
JP Morgan Chase Bank NA	1/6/2023	723,785,605	JPY	5,486,354	USD	—	(99)
JP Morgan Chase Bank NA	1/6/2023	559,301	USD	76,073,940	JPY	—	(17,335)
JP Morgan Chase Bank NA	2/3/2023	1,070,507	USD	1,576,652	AUD	12	—
JP Morgan Chase Bank NA	2/3/2023	106,384	USD	98,116	CHF	—	(4)
JP Morgan Chase Bank NA	2/3/2023	106,208	USD	738,218	DKK	23	—
JP Morgan Chase Bank NA	2/3/2023	756,168	USD	706,983	EUR	138	—
JP Morgan Chase Bank NA	2/3/2023	1,197,120	USD	994,395	GBP	7	—
JP Morgan Chase Bank NA	2/3/2023	449,761	USD	1,584,808	ILS	75	—
JP Morgan Chase Bank NA	2/3/2023	2,059,839	USD	270,758,009	JPY	—	(25)
JP Morgan Chase Bank NA	2/3/2023	257,522	USD	2,533,524	NOK	32	—
JP Morgan Chase Bank NA	2/3/2023	457,526	USD	4,758,524	SEK	62	—
JP Morgan Chase Bank NA	2/3/2023	574,994	USD	770,762	SGD	10	—
Morgan Stanley & Co. International	1/5/2023	5,369,326	AUD	3,641,391	USD	—	(34)
Morgan Stanley & Co. International	1/5/2023	258,116	CHF	279,018	USD	—	(4)
Morgan Stanley & Co. International	1/5/2023	3,602,548	DKK	517,112	USD	—	(47)
Morgan Stanley & Co. International	1/5/2023	3,724,807	EUR	3,975,919	USD	—	(337)
Morgan Stanley & Co. International	1/5/2023	2,700,281	GBP	3,248,290	USD	—	(34)

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	1/5/2023	1,775,724	ILS	503,299	USD	$—	$(32)
Morgan Stanley & Co. International	1/5/2023	8,223,654	NOK	834,886	USD	—	(46)
Morgan Stanley & Co. International	1/5/2023	12,731,521	SEK	1,222,057	USD	—	(89)
Morgan Stanley & Co. International	1/5/2023	786,217	SGD	586,248	USD	—	(26)
Morgan Stanley & Co. International	1/6/2023	723,780,014	JPY	5,486,354	USD	—	(141)
Morgan Stanley & Co. International	2/3/2023	1,070,507	USD	1,576,672	AUD	—	(2)
Morgan Stanley & Co. International	2/3/2023	106,384	USD	98,114	CHF	—	(2)
Morgan Stanley & Co. International	2/3/2023	106,208	USD	738,228	DKK	22	—
Morgan Stanley & Co. International	2/3/2023	756,168	USD	706,983	EUR	138	—
Morgan Stanley & Co. International	2/3/2023	1,197,120	USD	994,404	GBP	—	(4)
Morgan Stanley & Co. International	2/3/2023	449,761	USD	1,584,942	ILS	37	—
Morgan Stanley & Co. International	2/3/2023	2,059,839	USD	270,757,970	JPY	—	(24)
Morgan Stanley & Co. International	2/3/2023	257,522	USD	2,533,605	NOK	24	—
Morgan Stanley & Co. International	2/3/2023	457,526	USD	4,758,455	SEK	69	—
Morgan Stanley & Co. International	2/3/2023	574,994	USD	770,829	SGD	—	(41)
Standard Chartered Bank	1/3/2023	1,000	AUD	677	USD	2	—
						$75,049	$(2,237,720)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$120,417,201	$—	$—	$120,417,201
Investment of Cash Collateral for Securities Loaned	—	5,403,758	—	5,403,758
Total Investments in Securities	$120,417,201	$5,403,758	$—	$125,820,959
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$75,049	$—	$75,049
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,237,720)	$—	$(2,237,720)
Total – Net	$120,417,201	$3,241,087	$—	$123,658,288
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2022

Investments	Shares	Value

COMMON STOCKS – 98.0%

Brazil – 4.3%

Ambev SA	46,014	$126,545

B3 SA - Brasil Bolsa Balcao	54,854	137,245

Banco Santander Brasil SA	11,943	63,767

CCR SA	35,977	73,729

Cia Siderurgica Nacional SA	9,527	26,255

CPFL Energia SA	8,994	56,556

Energisa SA	7,968	66,720

Equatorial Energia SA	13,832	70,788

Hypera SA	4,492	38,456

Lojas Renner SA	12,581	48,801

Magazine Luiza SA*	41,876	21,732

Raia Drogasil SA	9,387	42,172

Suzano SA	7,904	72,217

Telefonica Brasil SA	22,355	162,378

TOTVS SA	9,686	50,670

Total Brazil		1,058,031

Chile – 0.4%

Banco Santander Chile	1,652,576	65,855

Cia Cervecerias Unidas SA	4,844	32,210

Total Chile		98,065

China – 26.2%

3SBio, Inc.(a)	131,000	139,309

Alibaba Group Holding Ltd.*	58,500	646,465

Alibaba Health Information Technology Ltd.*	44,000	37,489

ANTA Sports Products Ltd.	10,000	131,071

Avary Holding Shenzhen Co. Ltd., Class A	11,400	45,212

Beijing Kingsoft Office Software, Inc., Class A	600	22,936

Beijing United Information Technology Co. Ltd., Class A	1,800	23,008

Bosideng International Holdings Ltd.	54,000	25,668

BYD Co. Ltd., Class H	7,500	185,075

China Energy Engineering Corp. Ltd., Class A	83,200	27,538

China Feihe Ltd.(a)	119,000	101,238

China Hongqiao Group Ltd.	68,000	64,211

China Medical System Holdings Ltd.	72,000	113,282

China Meidong Auto Holdings Ltd.	20,000	41,051

China Minsheng Banking Corp. Ltd., Class H(b)	285,800	98,868

Dali Foods Group Co. Ltd.(a)	171,200	78,088

Daqo New Energy Corp., ADR*	1,029	39,730

Dongyue Group Ltd.	82,000	90,248

ENN Energy Holdings Ltd.	10,100	141,828

ENN Natural Gas Co. Ltd., Class A	10,000	23,270

Fosun International Ltd.	44,000	35,854

Foxconn Industrial Internet Co. Ltd., Class A	25,500	33,834

Fuyao Glass Industry Group Co. Ltd., Class H(a)	10,000	41,961

Ganfeng Lithium Group Co. Ltd., Class H(a)(b)	3,000	22,409

Geely Automobile Holdings Ltd.	53,000	77,412

Great Wall Motor Co. Ltd., Class H(b)	61,000	79,406

Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	2,900	24,746

H World Group Ltd., ADR	951	40,341

Haidilao International Holding Ltd.*(a)(b)	29,000	83,229

Haier Smart Home Co. Ltd., Class H	10,000	34,081

Haitian International Holdings Ltd.(b)	36,000	96,400

Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	60,000	114,081

Hengan International Group Co. Ltd.	18,600	98,780

Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,100	24,369

JD.com, Inc., Class A	5,764	162,619

Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,300	47,430

Jiumaojiu International Holdings Ltd.(a)(b)	32,000	85,484

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	22,200	36,225

Jointown Pharmaceutical Group Co. Ltd., Class A	24,700	46,552

Keda Industrial Group Co. Ltd.	17,200	35,326

Kingboard Holdings Ltd.	23,500	74,821

Li Auto, Inc., ADR*	1,171	23,888

Li Ning Co. Ltd.	20,000	173,608

Lufax Holding Ltd., ADR	12,667	24,574

Meituan, Class B*(a)	3,900	87,295

Minth Group Ltd.	18,000	48,777

Nongfu Spring Co. Ltd., Class H(a)	20,200	114,135

Pinduoduo, Inc., ADR*	509	41,509

Ping An Bank Co. Ltd., Class A	14,200	27,009

Ping An Healthcare and Technology Co. Ltd.*(a)(b)	11,800	32,203

Ping An Insurance Group Co. of China Ltd., Class H	41,000	271,321

Pop Mart International Group Ltd.(a)(b)	10,200	25,902

Sany Heavy Equipment International Holdings Co. Ltd.	81,000	83,232

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	76,800	126,148

Shanghai Baosight Software Co. Ltd., Class B	21,920	67,842

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	31,000	99,296

Shenzhen Inovance Technology Co. Ltd., Class A	2,500	25,113

Shenzhou International Group Holdings Ltd.	2,700	30,373

Sichuan Hebang Biotechnology Co. Ltd., Class A	50,800	22,320

Sichuan Yahua Industrial Group Co. Ltd., Class A	6,800	22,851

Sino Biopharmaceutical Ltd.	201,000	117,691

Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	4,900	39,575

TAL Education Group, ADR*	11,899	83,888

TBEA Co. Ltd., Class A	7,800	22,637

Tingyi Cayman Islands Holding Corp.(b)	60,000	105,933

Tongcheng Travel Holdings Ltd.*(b)	44,000	105,871

Tongwei Co. Ltd., Class A	3,600	20,074

Topsports International Holdings Ltd.(a)	61,000	48,378

Trip.com Group Ltd., ADR*	3,573	122,911

Uni-President China Holdings Ltd.	99,000	99,064

Vipshop Holdings Ltd., ADR*	8,185	111,643

Want Want China Holdings Ltd.(b)	151,600	101,391

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	59,800	53,250

XPeng, Inc., Class A, ADR*(b)	2,270	22,564

Xtep International Holdings Ltd.(b)	22,500	25,051

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2022

Investments	Shares	Value

Yadea Group Holdings Ltd.(a)	60,000	$100,398

YongXing Special Materials Technology Co. Ltd., Class A	1,800	23,979

YTO Express Group Co. Ltd., Class A	9,700	28,166

Yum China Holdings, Inc.	2,896	158,266

Zangge Mining Co. Ltd., Class A	6,100	22,896

ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	32,600	89,802

Zhongsheng Group Holdings Ltd.	11,000	56,586

ZTO Express Cayman, Inc., ADR	5,034	135,264

Total China		6,413,619

Hong Kong – 0.8%

Kingboard Laminates Holdings Ltd.	80,500	88,494

Super Hi International Holding Ltd.*	2,900	3,693

Vinda International Holdings Ltd.	40,000	117,874

Total Hong Kong		210,061

India – 15.7%

Adani Green Energy Ltd.*	4,333	101,178

Adani Total Gas Ltd.	3,866	172,568

Ambuja Cements Ltd.	23,408	148,291

Asian Paints Ltd.	4,138	154,451

AU Small Finance Bank Ltd.(a)	5,798	45,866

Axis Bank Ltd.	15,037	169,718

Bajaj Auto Ltd.	1,720	75,180

Balkrishna Industries Ltd.	1,310	33,748

Bandhan Bank Ltd.*(a)	8,612	24,380

Berger Paints India Ltd.	3,358	23,597

Cipla Ltd.	6,329	82,312

Colgate-Palmolive India Ltd.	3,973	73,779

Dabur India Ltd.	9,332	63,332

Divi’s Laboratories Ltd.	1,250	51,571

Dr. Reddy’s Laboratories Ltd.	1,545	79,137

Godrej Consumer Products Ltd.*	7,183	75,889

Grasim Industries Ltd.	3,756	78,248

Havells India Ltd.	4,815	64,019

HCL Technologies Ltd.	8,886	111,631

HDFC Life Insurance Co. Ltd.(a)	6,749	46,194

Hero MotoCorp Ltd.	2,253	74,588

ICICI Bank Ltd.	24,090	259,405

ICICI Lombard General Insurance Co. Ltd.(a)	2,738	40,933

ICICI Prudential Life Insurance Co. Ltd.(a)	5,921	32,300

Indus Towers Ltd.	60,784	139,929

Infosys Ltd.	17,088	311,521

JSW Steel Ltd.	9,101	84,492

Kotak Mahindra Bank Ltd.	4,450	98,287

LTIMindtree Ltd.(a)	1,013	53,453

Marico Ltd.	16,199	99,831

Maruti Suzuki India Ltd.	931	94,468

Mphasis Ltd.	1,853	44,187

Nestle India Ltd.	407	96,454

Page Industries Ltd.	87	45,048

PI Industries Ltd.	1,127	46,588

Samvardhana Motherson International Ltd.	22,084	19,794

Siemens Ltd.	1,500	51,246

SRF Ltd.	1,731	47,922

Sun Pharmaceutical Industries Ltd.	4,609	55,789

Tata Elxsi Ltd.	457	34,723

Tech Mahindra Ltd.	7,560	92,880

Torrent Pharmaceuticals Ltd.	3,600	67,474

UltraTech Cement Ltd.	1,470	123,653

UPL Ltd.	4,428	38,331

Wipro Ltd.	17,520	83,174

Zomato Ltd.*	33,200	23,797

Total India		3,835,356

Indonesia – 1.7%

Bank Central Asia Tbk PT	365,900	200,960

Bank Jago Tbk PT*	94,300	22,534

Barito Pacific Tbk PT	446,572	21,658

Indofood CBP Sukses Makmur Tbk PT	49,900	32,054

Indofood Sukses Makmur Tbk PT	70,000	30,239

Kalbe Farma Tbk PT	609,300	81,801

Merdeka Copper Gold Tbk PT*	97,600	25,830

Total Indonesia		415,076

Malaysia – 1.5%

AMMB Holdings Bhd	40,600	38,157

HAP Seng Consolidated Bhd	21,000	30,511

Hong Leong Bank Bhd	20,200	94,282

Hong Leong Financial Group Bhd	16,500	69,671

MR DIY Group M Bhd(a)	53,100	24,109

Nestle Malaysia Bhd	3,200	101,703

Total Malaysia		358,433

Mexico – 4.6%

Alfa SAB de CV, Class A	36,100	22,989

America Movil SAB de CV, Series L	287,120	260,492

Arca Continental SAB de CV	16,502	133,999

Cemex SAB de CV, Series CPO*	216,610	87,590

Coca-Cola Femsa SAB de CV	17,899	121,095

Gruma SAB de CV, Class B	2,294	30,694

Grupo Aeroportuario del Sureste SAB de CV, Class B	2,615	61,011

Grupo Bimbo SAB de CV, Series A	37,897	160,166

Grupo Financiero Banorte SAB de CV, Class O	24,106	173,071

Kimberly-Clark de Mexico SAB de CV, Class A	48,440	82,203

Total Mexico		1,133,310

Philippines – 1.4%

Globe Telecom, Inc.	4,727	184,915

Jollibee Foods Corp.	7,120	29,386

PLDT, Inc.	5,530	130,690

Total Philippines		344,991

Poland – 0.9%

Orange Polska SA	130,497	197,133

Santander Bank Polska SA	590	34,892

Total Poland		232,025

Russia – 0.0%

Novolipetsk Steel PJSC*†	27,720	0

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2022

Investments	Shares	Value

PhosAgro PJSC, GDR*†(c)	1,150	$0

Polyus PJSC, GDR*†(c)	436	0

TCS Group Holding PLC, GDR*†(c)	872	0

X5 Retail Group NV, GDR*†(c)	2,404	0

Total Russia		0

South Africa – 6.1%

Absa Group Ltd.	8,777	100,021

Anglo American Platinum Ltd.	1,059	88,683

AngloGold Ashanti Ltd.	5,103	98,740

Clicks Group Ltd.	4,468	70,921

FirstRand Ltd.	39,805	145,324

Gold Fields Ltd.	10,799	111,798

Harmony Gold Mining Co. Ltd.	18,902	65,321

Impala Platinum Holdings Ltd.	8,591	107,616

Mr. Price Group Ltd.	4,321	40,363

Nedbank Group Ltd.	6,519	81,446

Old Mutual Ltd.	84,978	52,240

Pepkor Holdings Ltd.(a)	23,415	27,523

Remgro Ltd.	4,679	36,582

Sibanye Stillwater Ltd.	28,223	74,178

Standard Bank Group Ltd.	11,881	117,162

Vodacom Group Ltd.	23,109	166,646

Woolworths Holdings Ltd.	29,082	113,542

Total South Africa		1,498,106

South Korea – 14.6%

CJ CheilJedang Corp.	314	94,486

Coway Co. Ltd.*	1,397	61,757

DB Insurance Co. Ltd.*	2,093	108,085

Doosan Bobcat, Inc.	989	27,062

Hana Financial Group, Inc.	3,800	126,366

Hankook Tire & Technology Co. Ltd.*	2,249	55,402

Hanon Systems	4,068	26,026

Hanwha Solutions Corp.*	1,817	61,788

Hyundai Glovis Co. Ltd.*	614	79,390

Hyundai Steel Co.*	2,564	62,047

KakaoBank Corp.*	2,485	47,754

KB Financial Group, Inc.	3,578	137,235

Korea Investment Holdings Co. Ltd.*	604	25,459

Korea Zinc Co. Ltd.*	74	33,006

LG Chem Ltd.	327	155,160

LG Electronics, Inc.*	1,284	87,834

LG Innotek Co. Ltd.*	310	61,902

LG Uplus Corp.	19,371	169,276

Lotte Chemical Corp.*	410	57,877

Meritz Financial Group, Inc.*	2,046	69,090

Meritz Fire & Marine Insurance Co. Ltd.*	920	36,160

Meritz Securities Co. Ltd.*	18,013	88,890

Mirae Asset Securities Co. Ltd.*	6,278	30,186

NH Investment & Securities Co. Ltd.*	5,615	38,943

Pan Ocean Co. Ltd.*	6,528	29,581

POSCO Chemical Co. Ltd.	224	31,886

Samsung Electro-Mechanics Co. Ltd.*	796	82,149

Samsung Electronics Co. Ltd.	21,066	921,273

Samsung Engineering Co. Ltd.*	4,719	83,035

Samsung Fire & Marine Insurance Co. Ltd.*	566	89,522

Samsung Life Insurance Co. Ltd.*	1,428	80,180

Samsung SDS Co. Ltd.*	557	54,180

Samsung Securities Co. Ltd.*	2,148	53,424

Shinhan Financial Group Co. Ltd.	4,669	129,971

SK Chemicals Co. Ltd.	547	31,665

SK Hynix, Inc.	2,999	177,877

Woori Financial Group, Inc.	7,322	66,880

Total South Korea		3,572,804

Taiwan – 16.7%

Acer, Inc.	56,000	42,908

Advantech Co. Ltd.	5,499	59,220

ASE Technology Holding Co. Ltd.	20,000	61,102

Asia Cement Corp.	20,000	26,679

Asustek Computer, Inc.	5,000	43,679

Catcher Technology Co. Ltd.	6,000	32,991

Cathay Financial Holding Co. Ltd.	70,159	91,307

Cheng Shin Rubber Industry Co. Ltd.	24,000	26,471

China Development Financial Holding Corp.	215,114	88,186

Compal Electronics, Inc.	38,000	28,498

CTBC Financial Holding Co. Ltd.	137,720	99,026

Delta Electronics, Inc.	10,000	93,215

E Ink Holdings, Inc.	7,000	36,668

E.Sun Financial Holding Co. Ltd.	99,293	77,695

Eclat Textile Co. Ltd.	2,000	32,243

Evergreen Marine Corp. Taiwan Ltd.*	14,800	78,489

Far Eastern New Century Corp.	45,000	46,705

Far EasTone Telecommunications Co. Ltd.	57,000	122,214

Feng TAY Enterprise Co. Ltd.	8,200	55,093

Fubon Financial Holding Co. Ltd.	66,561	121,924

Giant Manufacturing Co. Ltd.	4,145	27,039

Hon Hai Precision Industry Co. Ltd.	48,880	158,875

Hotai Motor Co. Ltd.	1,000	19,131

Inventec Corp.	31,000	26,476

Lite-On Technology Corp.	17,014	35,317

MediaTek, Inc.	7,000	142,343

Micro-Star International Co. Ltd.	9,000	34,992

momo.com, Inc.	1,200	25,065

Nan Ya Printed Circuit Board Corp.	3,000	22,157

Nanya Technology Corp.	14,000	23,322

Nien Made Enterprise Co. Ltd.	3,000	28,745

Novatek Microelectronics Corp.	3,000	30,795

Pegatron Corp.	13,000	26,858

Pou Chen Corp.	29,000	32,269

Quanta Computer, Inc.	18,000	42,342

Shanghai Commercial & Savings Bank Ltd.	25,759	36,918

Shin Kong Financial Holding Co. Ltd.	110,297	31,472

SinoPac Financial Holdings Co. Ltd.	111,180	60,590

Synnex Technology International Corp.	24,150	46,516

Taishin Financial Holding Co. Ltd.	82,700	40,629

Taiwan Semiconductor Manufacturing Co. Ltd.	103,000	1,503,001

Unimicron Technology Corp.	7,000	27,330

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2022

Investments	Shares	Value

United Microelectronics Corp.*	60,000	$79,452

Voltronic Power Technology Corp.	1,000	50,268

Walsin Lihwa Corp.	22,000	33,785

Wan Hai Lines Ltd.	9,440	24,602

Wiwynn Corp.	1,000	25,931

WPG Holdings Ltd.	16,000	25,039

Yageo Corp.	2,000	29,347

Yuanta Financial Holding Co. Ltd.	145,743	102,898

Zhen Ding Technology Holding Ltd.	7,000	23,914

Total Taiwan		4,081,731

Thailand – 1.7%

Asset World Corp. PCL, NVDR	158,500	28,831

Bangkok Dusit Medical Services PCL, NVDR	72,100	60,370

Delta Electronics Thailand PCL, NVDR	3,100	74,289

Energy Absolute PCL, NVDR	16,000	44,810

Gulf Energy Development PCL, NVDR	26,400	42,114

Home Product Center PCL, NVDR	59,600	26,672

Indorama Ventures PCL, NVDR	42,700	50,239

Kasikornbank PCL, NVDR	12,800	54,511

Thai Union Group PCL, NVDR	78,800	38,450

Total Thailand		420,286

Turkey – 1.4%

Turkcell Iletisim Hizmetleri AS	139,074	281,424

Turkiye Is Bankasi AS, Class C	84,111	57,379

Total Turkey		338,803
TOTAL COMMON STOCKS (Cost: $22,415,207)		24,010,697

PREFERRED STOCKS – 2.1%

Brazil – 2.1%

Banco Bradesco SA	45,694	131,117

Braskem SA, Class A	8,320	37,442

Gerdau SA	7,877	43,818

Itau Unibanco Holding SA	39,261	185,904
Itausa SA	68,539	110,472
TOTAL PREFERRED STOCKS (Cost: $592,850)		508,753

RIGHTS – 0.0%

South Korea – 0.0%

Lotte Chemical Corp., expiring 1/20/23*
(Cost: $0)	82	2,303

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%

United States – 1.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(d)
(Cost: $413,113)	413,113	413,113

TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $23,421,170)		24,934,866

Other Assets less Liabilities – (1.8)%		(448,389)

NET ASSETS – 100.0%		$24,486,477
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $974,306 and the total market value of the collateral held by the Fund was $1,042,669. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $629,556.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	24,010,697	—	—		24,010,697
Preferred Stocks	508,753	—	—		508,753
Rights	—	2,303	—		2,303
Investment of Cash Collateral for Securities Loaned	—	413,113	—		413,113
Total Investments in Securities	$24,519,450	$415,416	$0		$24,934,866
*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2022

Investments	Shares	Value

COMMON STOCKS – 99.9%

Brazil – 5.8%

Aerospace & Defense – 0.1%

Embraer SA*	4,815	$13,050

Banks – 0.3%

Banco Bradesco SA	10,154	25,906

Banco Santander Brasil SA	1,905	10,171

Itau Unibanco Holding SA	2,477	10,270

Total Banks		46,347

Beverages – 0.6%

Ambev SA	30,404	83,615

Capital Markets – 0.6%

B3 SA – Brasil Bolsa Balcao	35,362	88,476

Diversified Telecommunication Services – 0.1%

Telefonica Brasil SA	2,850	20,701

Electric Utilities – 0.4%

CPFL Energia SA	1,181	7,426

Energisa SA	1,149	9,621

Equatorial Energia SA	4,964	25,404

Transmissora Alianca de Energia Eletrica SA	1,464	9,614

Total Electric Utilities		52,065

Electrical Equipment – 0.4%

WEG SA	8,539	62,283

Food & Staples Retailing – 0.4%

Atacadao SA	3,566	9,982

Raia Drogasil SA	6,818	30,631

Sendas Distribuidora SA	5,162	19,036

Total Food & Staples Retailing		59,649

Food Products – 0.0%

BRF SA*	3,759	5,895

Health Care Providers & Services – 0.4%

Hapvida Participacoes e Investimentos SA*(a)	30,247	29,103

Rede D’Or Sao Luiz SA(a)	4,858	27,217

Total Health Care Providers & Services		56,320

Independent Power & Renewable Electricity Producers – 0.1%

Engie Brasil Energia SA	1,783	12,792

Internet & Direct Marketing Retail – 0.0%

Americanas SA	3,066	5,604

Metals & Mining – 0.1%

Cia Siderurgica Nacional SA	3,525	9,714

Multiline Retail – 0.0%

Magazine Luiza SA*	14,197	7,368

Oil, Gas & Consumable Fuels – 0.5%

3R Petroleum Oleo E Gas SA*	915	6,542

Cosan SA	8,413	27,280

Petro Rio SA*	3,638	25,639

Ultrapar Participacoes SA	4,333	10,349

Total Oil, Gas & Consumable Fuels		69,810

Paper & Forest Products – 0.3%

Suzano SA	4,727	43,190

Personal Products – 0.1%

Natura & Co. Holding SA	5,576	12,261

Pharmaceuticals – 0.1%

Hypera SA	2,548	21,814

Real Estate Management & Development – 0.1%

BR Malls Participacoes SA	5,194	8,165

Multiplan Empreendimentos Imobiliarios SA	1,859	7,711

Total Real Estate Management & Development		15,876

Road & Rail – 0.5%

Localiza Rent a Car SA	4,545	45,796

Rumo SA	6,802	23,976

Total Road & Rail		69,772

Software – 0.1%

TOTVS SA	2,759	14,433

Specialty Retail – 0.3%

Lojas Renner SA	5,921	22,968

Vibra Energia SA	7,171	21,120

Total Specialty Retail		44,088

Textiles, Apparel & Luxury Goods – 0.1%

Arezzo Industria e Comercio SA	384	5,691

Grupo De Moda Soma SA	3,549	6,816

Total Textiles, Apparel & Luxury Goods		12,507

Transportation Infrastructure – 0.1%

CCR SA	7,835	16,057

Wireless Telecommunication Services – 0.1%

TIM SA	5,368	12,607

Total Brazil		856,294

Chile – 0.5%

Banks – 0.2%

Banco de Chile	167,907	17,344

Banco de Credito e Inversiones SA	258	7,386

Banco Santander Chile	226,150	9,012

Total Banks		33,742

Food & Staples Retailing – 0.1%

Cencosud SA	5,190	8,498

Marine – 0.0%

Cia Sud Americana de Vapores SA	67,527	5,311

Multiline Retail – 0.0%

Falabella SA	3,237	6,269

Oil, Gas & Consumable Fuels – 0.1%

Empresas COPEC SA	1,433	10,646

Paper & Forest Products – 0.1%

Empresas CMPC SA	5,054	8,399

Total Chile		72,865

Czech Republic – 0.2%

Banks – 0.2%

Komercni Banka AS	1,067	30,880

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2022

Investments	Shares	Value

Hungary – 0.3%

Banks – 0.1%

OTP Bank Nyrt	888	$23,926

Oil, Gas & Consumable Fuels – 0.1%

MOL Hungarian Oil & Gas PLC	1,703	11,810

Pharmaceuticals – 0.1%

Richter Gedeon Nyrt	430	9,512

Total Hungary		45,248

India – 26.9%

Airlines – 0.1%

InterGlobe Aviation Ltd.*(a)	474	11,503

Auto Components – 0.7%

Apollo Tyres Ltd.	1,553	6,088

Balkrishna Industries Ltd.	372	9,583

Bharat Forge Ltd.	1,223	13,007

Bosch Ltd.	42	8,765

Motherson Sumi Wiring India Ltd.	9,607	6,770

MRF Ltd.	13	13,912

Samvardhana Motherson International Ltd.	8,704	7,801

Sona Blw Precision Forgings Ltd.(a)	933	4,731

Sundram Fasteners Ltd.	546	6,413

Tube Investments of India Ltd.	480	16,104

UNO Minda Ltd.	901	5,676

Total Auto Components		98,850

Automobiles – 1.8%

Bajaj Auto Ltd.	324	14,162

Eicher Motors Ltd.	740	28,871

Hero MotoCorp Ltd.	662	21,916

Mahindra & Mahindra Ltd.	4,860	73,385

Maruti Suzuki India Ltd.	659	66,869

Tata Motors Ltd.*	8,942	41,932

TVS Motor Co. Ltd.	1,089	14,287

Total Automobiles		261,422

Banks – 3.9%

AU Small Finance Bank Ltd.(a)	1,609	12,728

Axis Bank Ltd.	12,529	141,411

Bandhan Bank Ltd.*(a)	3,575	10,120

Federal Bank Ltd.	7,314	12,293

ICICI Bank Ltd.	24,752	266,534

IDFC First Bank Ltd.*	13,987	9,941

Kotak Mahindra Bank Ltd.	5,345	118,055

Total Banks		571,082

Beverages – 0.3%

Radico Khaitan Ltd.	385	4,711

United Breweries Ltd.	368	7,561

United Spirits Ltd.*	1,472	15,614

Varun Beverages Ltd.	1,111	17,761

Total Beverages		45,647

Biotechnology – 0.1%

Biocon Ltd.	2,457	7,777

Building Products – 0.1%

Astral Ltd.	455	10,801

Kajaria Ceramics Ltd.	462	6,479

Total Building Products		17,280

Capital Markets – 0.1%

HDFC Asset Management Co. Ltd.(a)	368	9,704

IDFC Ltd.	5,677	5,579

Total Capital Markets		15,283

Chemicals – 1.4%

Aarti Industries Ltd.	977	7,205

Asian Paints Ltd.	2,299	85,810

Atul Ltd.	84	8,385

Berger Paints India Ltd.	1,314	9,234

Carborundum Universal Ltd.	510	5,395

Coromandel International Ltd.	597	6,402

Deepak Nitrite Ltd.	306	7,343

Gujarat Fluorochemicals Ltd.	175	6,580

Navin Fluorine International Ltd.	162	7,968

PI Industries Ltd.	405	16,742

Solar Industries India Ltd.	113	5,989

SRF Ltd.	714	19,767

Supreme Industries Ltd.	335	9,921

Tata Chemicals Ltd.	684	7,748

Total Chemicals		204,489

Construction & Engineering – 0.1%

Voltas Ltd.	1,213	11,728

Construction Materials – 1.1%

ACC Ltd.	444	13,104

Ambuja Cements Ltd.	3,562	22,565

Dalmia Bharat Ltd.	452	10,178

Grasim Industries Ltd.	1,900	39,582

JK Cement Ltd.	169	5,966

Ramco Cements Ltd.	752	6,365

Shree Cement Ltd.	54	15,202

UltraTech Cement Ltd.	577	48,536

Total Construction Materials		161,498

Diversified Financial Services – 0.2%

Bajaj Finserv Ltd.	1,858	34,763

Diversified Telecommunication Services – 0.1%

Indus Towers Ltd.	4,071	9,372

Electric Utilities – 0.4%

Adani Transmission Ltd.*	1,497	46,852

Tata Power Co. Ltd.	7,947	19,952

Total Electric Utilities		66,804

Electrical Equipment – 0.3%

ABB India Ltd.	246	7,978

CG Power & Industrial Solutions Ltd.*	2,860	9,344

Havells India Ltd.	1,280	17,019

Polycab India Ltd.	228	7,080

Total Electrical Equipment		41,421

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2022

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 0.0%

Honeywell Automation India Ltd.	11	$5,545

Entertainment – 0.0%

PVR Ltd.*	222	4,616

Food & Staples Retailing – 0.2%

Avenue Supermarts Ltd.*(a)	720	35,410

Food Products – 0.8%

Britannia Industries Ltd.	589	30,667

Marico Ltd.	2,472	15,234

Nestle India Ltd.	182	43,132

Patanjali Foods Ltd.	322	4,645

Tata Consumer Products Ltd.	3,256	30,185

Total Food Products		123,863

Gas Utilities – 0.5%

Adani Total Gas Ltd.	1,464	65,349

Gujarat Gas Ltd.	932	5,477

Total Gas Utilities		70,826

Health Care Providers & Services – 0.4%

Apollo Hospitals Enterprise Ltd.	524	28,360

Dr. Lal PathLabs Ltd.(a)	213	5,820

Fortis Healthcare Ltd.*	2,500	8,646

Max Healthcare Institute Ltd.*	3,442	18,287

Total Health Care Providers & Services		61,113

Hotels, Restaurants & Leisure – 0.2%

Indian Hotels Co. Ltd.	4,170	16,062

Jubilant Foodworks Ltd.	2,042	12,614

Total Hotels, Restaurants & Leisure		28,676

Household Durables – 0.1%

Crompton Greaves Consumer Electricals Ltd.	3,079	12,522

Dixon Technologies India Ltd.	162	7,646

Total Household Durables		20,168

Independent Power & Renewable Electricity Producers – 0.3%

Adani Green Energy Ltd.*	1,848	43,152

Industrial Conglomerates – 0.1%

Siemens Ltd.	426	14,554

Insurance – 0.5%

HDFC Life Insurance Co. Ltd.(a)	4,737	32,423

ICICI Lombard General Insurance Co. Ltd.(a)	1,245	18,613

ICICI Prudential Life Insurance Co. Ltd.(a)	2,015	10,992

Max Financial Services Ltd.*	1,185	9,704

Total Insurance		71,732

Interactive Media & Services – 0.1%

Info Edge India Ltd.	372	17,681

Internet & Direct Marketing Retail – 0.0%

Zomato Ltd.*	9,129	6,544

IT Services – 3.4%

Coforge Ltd.	194	9,108

Computer Age Management Services Ltd.	157	4,216

HCL Technologies Ltd.	5,184	65,124

Infosys Ltd.	17,816	324,793

Mphasis Ltd.	390	9,300

Persistent Systems Ltd.	248	11,604

Tech Mahindra Ltd.	3,182	39,093

Wipro Ltd.	7,212	34,238

Total IT Services		497,476

Life Sciences Tools & Services – 0.2%

Divi’s Laboratories Ltd.	641	26,446

Machinery – 0.4%

Ashok Leyland Ltd.	7,181	12,447

Cummins India Ltd.	666	11,113

Elgi Equipments Ltd.	1,051	5,329

Grindwell Norton Ltd.	263	5,670

Schaeffler India Ltd.	206	6,839

SKF India Ltd.	130	7,070

Thermax Ltd.	194	4,616

Total Machinery		53,084

Media – 0.1%

Zee Entertainment Enterprises Ltd.	4,823	13,994

Metals & Mining – 0.9%

APL Apollo Tubes Ltd.	733	9,675

Jindal Steel & Power Ltd.	2,023	14,197

JSW Steel Ltd.	4,523	41,991

Tata Steel Ltd.	38,572	52,522

Vedanta Ltd.	4,862	18,125

Total Metals & Mining		136,510

Oil, Gas & Consumable Fuels – 3.5%

Reliance Industries Ltd.	16,841	518,523

Personal Products – 1.4%

Colgate-Palmolive India Ltd.	607	11,272

Dabur India Ltd.	3,149	21,371

Emami Ltd.	1,094	5,621

Godrej Consumer Products Ltd.*	2,001	21,140

Hindustan Unilever Ltd.	4,690	145,187

Total Personal Products		204,591

Pharmaceuticals – 1.2%

Aarti Pharmalabs Ltd.*†	203	931

Alkem Laboratories Ltd.	186	6,755

Aurobindo Pharma Ltd.	1,367	7,242

Cipla Ltd.	2,706	35,193

Dr. Reddy’s Laboratories Ltd.	615	31,501

Ipca Laboratories Ltd.	533	5,432

Laurus Labs Ltd.(a)	1,810	8,210

Lupin Ltd.	1,121	9,942

Sun Pharmaceutical Industries Ltd.	5,284	63,960

Torrent Pharmaceuticals Ltd.	394	7,385

Zydus Lifesciences Ltd.	1,205	6,117

Total Pharmaceuticals		182,668

Real Estate Management & Development – 0.3%

DLF Ltd.	3,280	14,868

Godrej Properties Ltd.*	552	8,171

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2022

Investments	Shares	Value

Oberoi Realty Ltd.	684	$7,176

Phoenix Mills Ltd.	426	7,325

Total Real Estate Management & Development		37,540

Software – 0.1%

KPIT Technologies Ltd.	757	6,444

Tata Elxsi Ltd.	186	14,132

Total Software		20,576

Specialty Retail – 0.1%

Trent Ltd.	852	13,917

Textiles, Apparel & Luxury Goods – 0.6%

Aditya Birla Fashion & Retail Ltd.*	1,638	5,692

Bata India Ltd.	335	6,678

Page Industries Ltd.	28	14,498

Titan Co. Ltd.	1,995	62,638

Total Textiles, Apparel & Luxury Goods		89,506

Transportation Infrastructure – 0.0%

GMR Airports Infrastructure Ltd.*	13,537	6,504

Wireless Telecommunication Services – 0.8%

Bharti Airtel Ltd.	11,916	116,106

Total India		3,980,240

Indonesia – 3.5%

Automobiles – 0.3%

Astra International Tbk PT	140,900	51,590

Banks – 1.4%

Bank Central Asia Tbk PT	377,400	207,276

Bank Jago Tbk PT*	30,000	7,169

Total Banks		214,445

Chemicals – 0.2%

Barito Pacific Tbk PT	196,222	9,517

Chandra Asri Petrochemical Tbk PT	157,500	26,001

Total Chemicals		35,518

Construction Materials – 0.1%

Indocement Tunggal Prakarsa Tbk PT	12,600	8,013

Diversified Telecommunication Services – 0.1%

Sarana Menara Nusantara Tbk PT	171,400	12,111

Food & Staples Retailing – 0.2%

Sumber Alfaria Trijaya Tbk PT	134,600	22,913

Food Products – 0.3%

Charoen Pokphand Indonesia Tbk PT	52,000	18,872

Indofood CBP Sukses Makmur Tbk PT	14,400	9,250

Indofood Sukses Makmur Tbk PT	25,500	11,016

Total Food Products		39,138

Household Products – 0.1%

Unilever Indonesia Tbk PT	39,300	11,865

Internet & Direct Marketing Retail – 0.3%

GoTo Gojek Tokopedia Tbk PT*	6,697,800	39,152

Media – 0.1%

Elang Mahkota Teknologi Tbk PT	259,700	17,183

Metals & Mining – 0.2%

Merdeka Copper Gold Tbk PT*	97,400	25,777

Oil, Gas & Consumable Fuels – 0.1%

United Tractors Tbk PT	10,500	17,587

Pharmaceuticals – 0.1%

Kalbe Farma Tbk PT	134,900	18,111

Total Indonesia		513,403

Malaysia – 1.8%

Banks – 0.5%

Hong Leong Bank Bhd	11,800	55,076

Hong Leong Financial Group Bhd	4,000	16,890

Total Banks		71,966

Food Products – 0.6%

Nestle Malaysia Bhd	1,000	31,782

PPB Group Bhd	11,100	43,946

QL Resources Bhd	17,000	21,265

Total Food Products		96,993

Hotels, Restaurants & Leisure – 0.2%

Genting Malaysia Bhd	44,800	27,358

Metals & Mining – 0.4%

Press Metal Aluminium Holdings Bhd	51,100	56,610

Specialty Retail – 0.1%

MR DIY Group M Bhd(a)	42,700	19,387

Total Malaysia		272,314

Mexico – 3.5%

Banks – 0.5%

Banco del Bajio SA(a)	2,616	8,263

Grupo Financiero Banorte SAB de CV, Class O	8,700	62,462

Total Banks		70,725

Beverages – 0.6%

Arca Continental SAB de CV	1,800	14,616

Coca-Cola Femsa SAB de CV	1,920	12,990

Fomento Economico Mexicano SAB de CV	7,100	55,245

Total Beverages		82,851

Chemicals – 0.1%

Orbia Advance Corp. SAB de CV	4,300	7,613

Construction Materials – 0.1%

Cemex SAB de CV, Series CPO*	58,004	23,455

Equity Real Estate Investment Trusts (REITs) – 0.1%

Concentradora Fibra Danhos SA de CV	3,609	4,333

Fibra Uno Administracion SA de CV	11,200	13,196

Total Equity Real Estate Investment Trusts (REITs)		17,529

Food & Staples Retailing – 0.5%

Wal-Mart de Mexico SAB de CV	19,900	70,043

Food Products – 0.2%

Gruma SAB de CV, Class B	810	10,838

Grupo Bimbo SAB de CV, Series A	5,292	22,366

Total Food Products		33,204

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2022

Investments	Shares	Value

Household Products – 0.1%

Kimberly-Clark de Mexico SAB de CV, Class A	6,000	$10,182

Industrial Conglomerates – 0.1%

Alfa SAB de CV, Class A	14,400	9,170

Grupo Carso SAB de CV, Series A1	2,200	9,231

Total Industrial Conglomerates		18,401

Media – 0.1%

Grupo Televisa SAB, Series CPO	10,100	9,184

Metals & Mining – 0.3%

Grupo Mexico SAB de CV, Series B	12,518	43,944

Industrias Penoles SAB de CV*	605	7,441

Total Metals & Mining		51,385

Real Estate Management & Development – 0.0%

Corp. Inmobiliaria Vesta SAB de CV	3,000	7,160

Transportation Infrastructure – 0.3%

Grupo Aeroportuario del Centro Norte SAB de CV	1,200	9,241

Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,349	19,324

Grupo Aeroportuario del Sureste SAB de CV, Class B	695	16,215

Promotora y Operadora de Infraestructura SAB de CV	965	7,902

Total Transportation Infrastructure		52,682

Wireless Telecommunication Services – 0.5%

America Movil SAB de CV, Series L	77,200	70,040

Total Mexico		524,454

Philippines – 1.3%

Banks – 0.3%

Bank of the Philippine Islands	7,320	13,398

BDO Unibank, Inc.	8,928	16,934

Metropolitan Bank & Trust Co.	7,800	7,558

Total Banks		37,890

Food Products – 0.1%

Monde Nissin Corp.(a)	29,800	5,925

Universal Robina Corp.	4,100	10,006

Total Food Products		15,931

Hotels, Restaurants & Leisure – 0.0%

Jollibee Foods Corp.	1,780	7,346

Industrial Conglomerates – 0.4%

Aboitiz Equity Ventures, Inc.	10,010	10,364

Ayala Corp.	1,010	12,596

JG Summit Holdings, Inc.	12,600	11,373

SM Investments Corp.	1,940	31,331

Total Industrial Conglomerates		65,664

Real Estate Management & Development – 0.3%

Ayala Land, Inc.	25,200	13,928

SM Prime Holdings, Inc.	46,800	29,813

Total Real Estate Management & Development		43,741

Transportation Infrastructure – 0.1%

International Container Terminal Services, Inc.	3,240	11,628

Wireless Telecommunication Services – 0.1%

PLDT, Inc.	330	7,799

Total Philippines		189,999

Poland – 1.0%

Banks – 0.3%

Bank Polska Kasa Opieki SA	1,547	30,508

Santander Bank Polska SA	341	20,167

Total Banks		50,675

Entertainment – 0.1%

CD Projekt SA	587	17,349

Food & Staples Retailing – 0.3%

Dino Polska SA*(a)	476	40,728

Software – 0.1%

Asseco Poland SA	696	11,520

Textiles, Apparel & Luxury Goods – 0.2%

LPP SA	10	24,280

Total Poland		144,552

Saudi Arabia – 3.4%

Banks – 2.2%

Al Rajhi Bank*	10,925	218,616

Alinma Bank	5,463	47,318

Arab National Bank	769	6,559

Bank Al-Jazira	2,244	11,393

Bank AlBilad*	2,608	30,848

Saudi British Bank	2,061	21,361

Total Banks		336,095

Chemicals – 0.2%

Advanced Petrochemical Co.	794	8,980

National Industrialization Co.*	2,046	6,729

Sahara International Petrochemical Co.	2,062	18,628

Total Chemicals		34,337

Food & Staples Retailing – 0.1%

Abdullah Al Othaim Markets Co.	252	6,974

Nahdi Medical Co.	240	10,678

Total Food & Staples Retailing		17,652

Food Products – 0.1%

Savola Group	1,407	10,277

Health Care Providers & Services – 0.3%

Dallah Healthcare Co.	178	7,010

Dr. Sulaiman Al Habib Medical Services Group Co.	434	25,476

Mouwasat Medical Services Co.	253	14,071

Total Health Care Providers & Services		46,557

Media – 0.1%

Saudi Research & Media Group*	168	8,136

Real Estate Management & Development – 0.1%

Dar Al Arkan Real Estate Development Co.*	3,220	9,957

Specialty Retail – 0.1%

Jarir Marketing Co.	330	13,172

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2022

Investments	Shares	Value

Wireless Telecommunication Services – 0.2%

Etihad Etisalat Co.	2,198	$20,325

Mobile Telecommunications Co. Saudi Arabia*	2,249	6,020

Total Wireless Telecommunication Services		26,345
Total Saudi Arabia		502,528

South Africa – 6.4%

Banks – 1.2%

Absa Group Ltd.	3,869	44,091

Capitec Bank Holdings Ltd.	401	43,802

Nedbank Group Ltd.	2,277	28,448

Standard Bank Group Ltd.	6,089	60,045

Total Banks		176,386

Capital Markets – 0.1%

Investec Ltd.	1,499	9,471

Diversified Financial Services – 0.8%

FirstRand Ltd.	25,409	92,765

Remgro Ltd.	2,479	19,382

Total Diversified Financial Services		112,147

Equity Real Estate Investment Trusts (REITs) – 0.1%

Growthpoint Properties Ltd.	14,695	12,557

Redefine Properties Ltd.	32,251	8,018

Total Equity Real Estate Investment Trusts (REITs)		20,575

Food & Staples Retailing – 0.5%

Bid Corp. Ltd.	1,544	29,932

Clicks Group Ltd.	1,094	17,365

Pick n Pay Stores Ltd.	1,732	5,781

Shoprite Holdings Ltd.	2,210	29,354

Total Food & Staples Retailing		82,432

Food Products – 0.1%

Tiger Brands Ltd.	861	10,628

Insurance – 0.4%

Discovery Ltd.*	2,184	15,833

Momentum Metropolitan Holdings	5,371	5,429

Old Mutual Ltd.	21,332	13,114

Sanlam Ltd.	8,817	25,246

Total Insurance		59,622

Internet & Direct Marketing Retail – 1.1%

Naspers Ltd., Class N	994	164,995

Media – 0.1%

MultiChoice Group	1,959	13,498

Metals & Mining – 1.4%

African Rainbow Minerals Ltd.	538	9,106

Anglo American Platinum Ltd.	224	18,758

AngloGold Ashanti Ltd.	1,840	35,603

Gold Fields Ltd.	3,932	40,706

Harmony Gold Mining Co. Ltd.	2,455	8,484

Impala Platinum Holdings Ltd.	3,668	45,948

Kumba Iron Ore Ltd.	298	8,622

Northam Platinum Holdings Ltd.*	1,129	12,420

Sibanye Stillwater Ltd.	12,846	33,763

Total Metals & Mining		213,410

Multiline Retail – 0.1%

Woolworths Holdings Ltd.	4,614	18,014

Pharmaceuticals – 0.1%

Aspen Pharmacare Holdings Ltd.	1,635	13,100

Specialty Retail – 0.2%

Motus Holdings Ltd.	840	5,464

Mr. Price Group Ltd.	1,307	12,209

Pepkor Holdings Ltd.(a)	6,786	7,977

Total Specialty Retail		25,650

Wireless Telecommunication Services – 0.2%

Vodacom Group Ltd.	3,443	24,829

Total South Africa		944,757

South Korea – 18.3%

Aerospace & Defense – 0.1%

Hanwha Aerospace Co. Ltd.*	132	7,683

Air Freight & Logistics – 0.1%

Hyundai Glovis Co. Ltd.*	84	10,861

Airlines – 0.1%

Korean Air Lines Co. Ltd.*	714	12,959

Auto Components – 0.1%

Hankook Tire & Technology Co. Ltd.*	305	7,513

Hanon Systems	870	5,566

HL Mando Co. Ltd.*	150	4,781

Total Auto Components		17,860

Automobiles – 0.9%

Hyundai Motor Co.	614	73,321

Kia Corp.*	1,190	55,806

Total Automobiles		129,127

Banks – 1.4%

BNK Financial Group, Inc.*	1,199	6,163

Hana Financial Group, Inc.	1,182	39,307

KakaoBank Corp.*	1,387	26,654

KB Financial Group, Inc.	1,550	59,450

Shinhan Financial Group Co. Ltd.	2,050	57,066

Woori Financial Group, Inc.	2,492	22,762

Total Banks		211,402

Biotechnology – 0.5%

Alteogen, Inc.*	211	6,383

Celltrion, Inc.	444	56,356

SK Bioscience Co. Ltd.*	120	6,975

Total Biotechnology		69,714

Capital Markets – 0.1%

Korea Investment Holdings Co. Ltd.*	186	7,840

Mirae Asset Securities Co. Ltd.*	1,187	5,708

Samsung Securities Co. Ltd.*	270	6,715

Total Capital Markets		20,263

Chemicals – 0.9%

Ecopro Co. Ltd.	70	5,702

Hansol Chemical Co. Ltd.*	36	5,281

Hanwha Solutions Corp.*	490	16,663

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2022

Investments	Shares	Value

Kumho Petrochemical Co. Ltd.*	72	$7,174

LG Chem Ltd.	175	83,037

Lotte Chemical Corp.*	66	9,317

OCI Co. Ltd.	78	4,984

SKC Co. Ltd.*	78	5,459

Total Chemicals		137,617

Construction & Engineering – 0.2%

GS Engineering & Construction Corp.*	348	5,820

Hyundai Engineering & Construction Co. Ltd.*	312	8,611

Samsung Engineering Co. Ltd.*	523	9,203

Total Construction & Engineering		23,634

Construction Materials – 0.1%

POSCO Chemical Co. Ltd.	125	17,794

Diversified Telecommunication Services – 0.1%

LG Uplus Corp.	1,013	8,852

Electrical Equipment – 0.7%

CS Wind Corp.	120	6,529

Doosan Enerbility Co. Ltd.*	1,710	20,826

Ecopro BM Co. Ltd.	192	13,984

LG Energy Solution Ltd.*	150	51,661

LS Corp.*	120	6,614

Total Electrical Equipment		99,614

Electronic Equipment, Instruments & Components – 1.0%

L&F Co. Ltd.*	90	12,349

LG Display Co. Ltd.*	764	7,522

LG Innotek Co. Ltd.*	52	10,383

Samsung Electro-Mechanics Co. Ltd.*	228	23,530

Samsung SDI Co. Ltd.	208	97,215

Total Electronic Equipment, Instruments & Components		150,999

Entertainment – 0.4%

HYBE Co. Ltd.*	81	11,114

Kakao Games Corp.*	193	6,815

Krafton, Inc.*	164	21,789

NCSoft Corp.*	61	21,611

Pearl Abyss Corp.*	154	5,109

Total Entertainment		66,438

Food & Staples Retailing – 0.1%

BGF Retail Co. Ltd.*	36	5,993

E-Mart, Inc.	90	6,975

Total Food & Staples Retailing		12,968

Food Products – 0.1%

CJ CheilJedang Corp.	35	10,532

Orion Corp.*	96	9,718

Total Food Products		20,250

Health Care Equipment & Supplies – 0.1%

HLB, Inc.*	450	10,107

Health Care Providers & Services – 0.1%

Celltrion Healthcare Co. Ltd.	436	19,998

Household Durables – 0.3%

Coway Co. Ltd.*	233	10,300

LG Electronics, Inc.*	437	29,894

Total Household Durables		40,194

Industrial Conglomerates – 0.7%

GS Holdings Corp.	366	12,678

LG Corp.*	524	32,364

Lotte Corp.*	174	4,238

Samsung C&T Corp.*	347	31,146

SK, Inc.	146	21,822

Total Industrial Conglomerates		102,248

Insurance – 0.4%

DB Insurance Co. Ltd.*	210	10,844

Hyundai Marine & Fire Insurance Co. Ltd.*	234	5,450

Samsung Fire & Marine Insurance Co. Ltd.*	132	20,878

Samsung Life Insurance Co. Ltd.*	384	21,561

Total Insurance		58,733

Interactive Media & Services – 1.1%

Kakao Corp.	1,406	59,042

NAVER Corp.	743	104,296

Total Interactive Media & Services		163,338

IT Services – 0.1%

Samsung SDS Co. Ltd.*	169	16,439

Life Sciences Tools & Services – 0.4%

Samsung Biologics Co. Ltd.*(a)	81	52,591

Machinery – 0.2%

Hyundai Rotem Co. Ltd.*	306	6,873

Korea Shipbuilding & Offshore Engineering Co. Ltd.	174	9,728

Samsung Heavy Industries Co. Ltd.*	2,842	11,485

Total Machinery		28,086

Media – 0.0%

Cheil Worldwide, Inc.*	336	6,125

Metals & Mining – 0.6%

Hyundai Steel Co.*	318	7,696

Korea Zinc Co. Ltd.*	46	20,517

POSCO Holdings, Inc.	288	62,975

Total Metals & Mining		91,188

Multiline Retail – 0.0%

Shinsegae, Inc.	37	6,437

Oil, Gas & Consumable Fuels – 0.2%

HD Hyundai Co. Ltd.	174	7,857

SK Innovation Co. Ltd.*	198	24,114

Total Oil, Gas & Consumable Fuels		31,971

Personal Products – 0.2%

Amorepacific Corp.*	114	12,396

LG H&H Co. Ltd.*	40	22,839

Total Personal Products		35,235

Pharmaceuticals – 0.2%

Hanmi Pharm Co. Ltd.*	30	7,070

SK Biopharmaceuticals Co. Ltd.*	138	7,868

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2022

Investments	Shares	Value

Yuhan Corp.*	207	$9,364

Total Pharmaceuticals		24,302

Semiconductors & Semiconductor Equipment – 0.8%

SK Hynix, Inc.	1,936	114,828

SK Square Co. Ltd.*	366	9,711

Total Semiconductors & Semiconductor Equipment		124,539

Specialty Retail – 0.1%

Hotel Shilla Co. Ltd.*	125	8,215

Technology Hardware, Storage & Peripherals – 5.8%

Samsung Electronics Co. Ltd.	19,465	851,257

Textiles, Apparel & Luxury Goods – 0.1%

F&F Co. Ltd.*	71	8,114

Fila Holdings Corp.	228	5,995

Total Textiles, Apparel & Luxury Goods		14,109
Total South Korea		2,703,147

Taiwan – 22.4%

Airlines – 0.1%

Eva Airways Corp.	12,000	10,991

Auto Components – 0.1%

Cheng Shin Rubber Industry Co. Ltd.	10,000	11,030

Banks – 1.4%

CTBC Financial Holding Co. Ltd.	82,000	58,961

E.Sun Financial Holding Co. Ltd.	64,000	50,079

Far Eastern International Bank	17,000	6,084

Shanghai Commercial & Savings Bank Ltd.	20,392	29,226

SinoPac Financial Holdings Co. Ltd.	51,000	27,794

Taichung Commercial Bank Co. Ltd.	16,629	6,925

Taishin Financial Holding Co. Ltd.	53,000	26,038

Union Bank of Taiwan	12,000	6,247

Total Banks		211,354

Chemicals – 1.0%

Formosa Chemicals & Fibre Corp.	18,000	41,287

Formosa Plastics Corp.	19,000	53,658

Nan Ya Plastics Corp.	24,000	55,441

Total Chemicals		150,386

Communications Equipment – 0.1%

Accton Technology Corp.	2,000	15,259

Construction Materials – 0.3%

Asia Cement Corp.	12,000	16,008

Taiwan Cement Corp.	28,000	30,655

Total Construction Materials		46,663

Diversified Financial Services – 0.2%

Yuanta Financial Holding Co. Ltd.	54,000	38,125

Electrical Equipment – 0.2%

Tatung Co. Ltd.*	8,000	8,980

Teco Electric & Machinery Co. Ltd.	6,000	5,378

Walsin Lihwa Corp.	12,000	18,428

Total Electrical Equipment		32,786

Electronic Equipment, Instruments & Components – 2.6%

AUO Corp.*	38,000	18,545

Chroma ATE, Inc.	2,000	11,778

Compeq Manufacturing Co. Ltd.	6,000	8,687

Delta Electronics, Inc.	8,000	74,572

Elite Material Co. Ltd.	2,000	11,127

Genius Electronic Optical Co. Ltd.	1,000	10,916

Hon Hai Precision Industry Co. Ltd.	50,000	162,516

Innolux Corp.*	43,725	15,720

Nan Ya Printed Circuit Board Corp.	1,000	7,385

Sinbon Electronics Co. Ltd.	1,000	8,947

Synnex Technology International Corp.	6,000	11,557

Tripod Technology Corp.	3,000	9,175

Unimicron Technology Corp.	6,000	23,426

WPG Holdings Ltd.	8,000	12,520

Total Electronic Equipment, Instruments & Components		386,871

Food & Staples Retailing – 0.2%

President Chain Store Corp.	3,000	26,549

Food Products – 0.4%

Great Wall Enterprise Co. Ltd.	4,000	5,928

Lien Hwa Industrial Holdings Corp.	4,000	6,520

Uni-President Enterprises Corp.	21,000	45,504

Total Food Products		57,952

Household Durables – 0.1%

Nien Made Enterprise Co. Ltd.	1,000	9,582

Industrial Conglomerates – 0.1%

Far Eastern New Century Corp.	18,000	18,682

Insurance – 1.1%

Cathay Financial Holding Co. Ltd.	38,101	49,586

China Development Financial Holding Corp.	73,000	29,926

Fubon Financial Holding Co. Ltd.	34,250	62,738

Shin Kong Financial Holding Co. Ltd.	66,000	18,832

Total Insurance		161,082

Leisure Products – 0.1%

Giant Manufacturing Co. Ltd.	1,036	6,758

Merida Industry Co. Ltd.	1,000	5,434

Total Leisure Products		12,192

Machinery – 0.1%

Hiwin Technologies Corp.	2,000	11,875

Marine – 0.2%

Evergreen Marine Corp. Taiwan Ltd.*	4,000	21,213

Wan Hai Lines Ltd.	6,000	15,637

Total Marine		36,850

Metals & Mining – 0.1%

TA Chen Stainless Pipe	7,000	9,657

Oil, Gas & Consumable Fuels – 0.1%

Formosa Petrochemical Corp.	8,000	20,901

Real Estate Management & Development – 0.1%

Highwealth Construction Corp.	6,100	7,998

Ruentex Development Co. Ltd.	8,500	11,961

Total Real Estate Management & Development		19,959

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2022

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 11.1%

ASE Technology Holding Co. Ltd.	16,000	$48,882

King Yuan Electronics Co. Ltd.	6,000	7,067

Macronix International Co. Ltd.	10,000	10,981

MediaTek, Inc.	7,000	142,343

Nanya Technology Corp.	5,000	8,329

Novatek Microelectronics Corp.	2,000	20,530

Powerchip Semiconductor Manufacturing Corp.	15,000	15,544

Powertech Technology, Inc.	4,000	10,307

Realtek Semiconductor Corp.	2,000	18,285

Taiwan Semiconductor Manufacturing Co. Ltd.	88,000	1,284,118

United Microelectronics Corp.*	52,000	68,858

Winbond Electronics Corp.	16,000	10,203

Total Semiconductors & Semiconductor Equipment		1,645,447

Specialty Retail – 0.3%

Hotai Motor Co. Ltd.	2,000	38,262

Technology Hardware, Storage & Peripherals – 1.7%

Acer, Inc.	13,000	9,961

Advantech Co. Ltd.	2,000	21,539

Asustek Computer, Inc.	3,000	26,207

Catcher Technology Co. Ltd.	4,000	21,994

Chicony Electronics Co. Ltd.	4,000	11,231

Compal Electronics, Inc.	22,000	16,499

Gigabyte Technology Co. Ltd.	3,000	10,395

Inventec Corp.	16,000	13,665

Lite-On Technology Corp.	11,000	22,833

Micro-Star International Co. Ltd.	4,000	15,552

Pegatron Corp.	11,000	22,726

Qisda Corp.	8,000	7,327

Quanta Computer, Inc.	14,000	32,933

Wistron Corp.	14,000	13,392

Total Technology Hardware, Storage & Peripherals		246,254

Textiles, Apparel & Luxury Goods – 0.4%

Eclat Textile Co. Ltd.	1,000	16,121

Feng TAY Enterprise Co. Ltd.	2,000	13,437

Makalot Industrial Co. Ltd.	1,000	7,581

Pou Chen Corp.	12,000	13,353

Ruentex Industries Ltd.	3,000	6,345

Total Textiles, Apparel & Luxury Goods		56,837

Wireless Telecommunication Services – 0.3%

Far EasTone Telecommunications Co. Ltd.	7,000	15,009

Taiwan Mobile Co. Ltd.	8,000	24,649

Total Wireless Telecommunication Services		39,658
Total Taiwan		3,315,204

Thailand – 3.6%

Banks – 0.4%

Bangkok Bank PCL, NVDR	2,900	12,392

Bank of Ayudhya PCL, NVDR	8,200	7,280

Kasikornbank PCL, NVDR	6,600	28,107

TMBThanachart Bank PCL, NVDR	244,600	9,958

Total Banks		57,737

Beverages – 0.1%

Carabao Group PCL, NVDR	3,000	8,380

Osotspa PCL, NVDR	9,000	7,341

Total Beverages		15,721

Chemicals – 0.1%

Indorama Ventures PCL, NVDR	10,800	12,707

Containers & Packaging – 0.1%

SCG Packaging PCL, NVDR	7,300	12,014

Diversified Telecommunication Services – 0.1%

True Corp. PCL, NVDR	87,300	12,200

Electronic Equipment, Instruments & Components – 0.4%

Delta Electronics Thailand PCL, NVDR	2,500	59,910

Food & Staples Retailing – 0.5%

CP ALL PCL, NVDR	36,200	71,334

Food Products – 0.1%

Charoen Pokphand Foods PCL, NVDR	19,800	14,177

Thai Union Group PCL, NVDR	13,800	6,734

Total Food Products		20,911

Health Care Providers & Services – 0.2%

Bangkok Dusit Medical Services PCL, NVDR	22,200	18,588

Bumrungrad Hospital PCL, NVDR	2,200	13,466

Total Health Care Providers & Services		32,054

Hotels, Restaurants & Leisure – 0.1%

Asset World Corp. PCL, NVDR	46,200	8,403

Minor International PCL, NVDR*	13,800	12,850

Total Hotels, Restaurants & Leisure		21,253

Independent Power & Renewable Electricity Producers – 0.6%

Energy Absolute PCL, NVDR	10,600	29,687

Gulf Energy Development PCL, NVDR	33,700	53,758

Total Independent Power & Renewable Electricity Producers		83,445

Multiline Retail – 0.2%

Central Retail Corp. PCL, NVDR	17,400	23,235

Real Estate Management & Development – 0.1%

Central Pattana PCL, NVDR	8,600	17,630

Road & Rail – 0.1%

BTS Group Holdings PCL, NVDR	37,200	9,022

Specialty Retail – 0.1%

Home Product Center PCL, NVDR	24,000	10,741

Transportation Infrastructure – 0.1%

Bangkok Expressway & Metro PCL, NVDR	45,000	12,733

Wireless Telecommunication Services – 0.3%

Advanced Info Service PCL, NVDR	6,600	37,159

Intouch Holdings PCL, NVDR	6,600	14,721

Total Wireless Telecommunication Services		51,880
Total Thailand		524,527

Turkey – 1.0%

Automobiles – 0.1%

Ford Otomotiv Sanayi AS	378	10,591

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2022

Investments	Shares	Value

Banks – 0.2%

Akbank TAS	13,519	$14,119

Turkiye Is Bankasi AS, Class C	17,231	11,754

Yapi ve Kredi Bankasi AS	10,816	6,824

Total Banks		32,697

Chemicals – 0.1%

Hektas Ticaret TAS*	4,938	9,924

Food & Staples Retailing – 0.1%

BIM Birlesik Magazalar AS	2,163	15,819

Industrial Conglomerates – 0.3%

Enka Insaat ve Sanayi AS	8,905	15,765

KOC Holding AS	5,193	23,219

Turkiye Sise ve Cam Fabrikalari AS	6,323	14,498

Total Industrial Conglomerates		53,482

Oil, Gas & Consumable Fuels – 0.1%

Turkiye Petrol Rafinerileri AS*	564	15,965

Wireless Telecommunication Services – 0.1%

Turkcell Iletisim Hizmetleri AS	4,678	9,466

Total Turkey		147,944
TOTAL COMMON STOCKS (Cost: $14,097,212)		14,768,356

RIGHTS – 0.0%

South Korea – 0.0%

Lotte Chemical Corp., expiring 1/20/23*
(Cost: $0)	13	365

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $14,097,212)		14,768,721

Other Assets less Liabilities – 0.1%		21,692

NET ASSETS – 100.0%		$14,790,413
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $931, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Pharmaceuticals	$268,576	$—	$931	*	$269,507
Other	14,498,849	—	—		14,498,849
Rights	—	365	—		365
Total Investments in Securities	$14,767,425	$365	$931		$14,768,721
*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited)

WisdomTree International ESG Fund (RESD)

December 31, 2022

Investments	Shares	Value

COMMON STOCKS – 99.0%

Australia – 8.3%

ANZ Group Holdings Ltd.(a)	4,011	$64,357

Aristocrat Leisure Ltd.	327	6,768

BlueScope Steel Ltd.	1,242	14,184

Brambles Ltd.	6,307	51,624

Cochlear Ltd.	55	7,613

Commonwealth Bank of Australia	1,463	101,793

Computershare Ltd.	399	7,089

CSL Ltd.	225	43,908

Fortescue Metals Group Ltd.	2,464	34,271

Medibank Pvt Ltd.	11,763	23,532

National Australia Bank Ltd.	3,882	79,135

Newcrest Mining Ltd.	1,743	24,397

Qantas Airways Ltd.*	1,794	7,312

QBE Insurance Group Ltd.	4,120	37,523

Sonic Healthcare Ltd.	704	14,308

Telstra Group Ltd.	3,200	8,659

Transurban Group	4,763	41,926

Westpac Banking Corp.(a)	3,991	63,197

Total Australia		631,596

Belgium – 0.7%

D’ieteren Group	38	7,267

UCB SA	179	14,053

Umicore SA	788	28,863

Total Belgium		50,183

China – 0.3%

BOC Hong Kong Holdings Ltd.	2,500	8,520

Xinyi Glass Holdings Ltd.	8,000	14,903

Total China		23,423

Denmark – 3.5%

AP Moller - Maersk A/S, Class B	10	22,417

Chr Hansen Holding A/S	335	24,024

DSV A/S	54	8,498

Novo Nordisk A/S, Class B	1,363	183,485

Novozymes A/S, Class B	552	27,878

Total Denmark		266,302

Finland – 0.7%

Elisa Oyj	146	7,707

Nordea Bank Abp	1,756	18,821

Orion Oyj, Class B	486	26,577

Total Finland		53,105

France – 9.2%

AXA SA	2,517	69,991

BioMerieux	182	19,020

Bouygues SA	1,104	33,038

Capgemini SE	276	45,937

Cie de Saint-Gobain	1,048	51,059

Danone SA	820	43,083

Edenred	714	38,771

EssilorLuxottica SA	139	25,100

Getlink SE	445	7,112

Hermes International	14	21,590

Ipsen SA	283	30,354

Kering SA	52	26,389

Klepierre SA*	352	8,088

La Francaise des Jeux SAEM(b)	761	30,522

Legrand SA	143	11,419

Orange SA	4,070	40,314

Pernod Ricard SA	261	51,184

Sanofi	817	78,335

Sodexo SA	578	55,198

Wendel SE	90	8,376

Total France		694,880

Germany – 8.2%

adidas AG	137	18,636

Allianz SE, Registered Shares	240	51,459

Bayer AG, Registered Shares	687	35,432

Bayerische Motoren Werke AG	592	52,680

Beiersdorf AG	291	33,293

Brenntag SE	136	8,668

Deutsche Boerse AG	298	51,332

Deutsche Post AG, Registered Shares	1,621	60,862

Deutsche Telekom AG, Registered Shares	1,281	25,481

Evonik Industries AG	1,405	26,893

Fresenius Medical Care AG & Co. KGaA	269	8,776

GEA Group AG	209	8,521

Hannover Rueck SE	40	7,919

HeidelbergCement AG	586	33,322

Merck KGaA	236	45,563

Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	248	80,462

Puma SE	172	10,408

SAP SE	606	62,341

Total Germany		622,048

Hong Kong – 1.9%

CK Asset Holdings Ltd.	1,500	9,235

Hang Seng Bank Ltd.	2,200	36,587

Hong Kong Exchanges & Clearing Ltd.	700	30,242

MTR Corp. Ltd.	8,000	42,383

Sino Land Co. Ltd.	6,000	7,503

Swire Properties Ltd.	3,800	9,660

WH Group Ltd.(b)	12,000	6,980

Total Hong Kong		142,590

Ireland – 0.6%

CRH PLC	1,229	48,544

Israel – 0.3%

Check Point Software Technologies Ltd.*	178	22,456

Italy – 1.5%

Ferrari NV	32	6,837

Moncler SpA	156	8,241

Nexi SpA*(b)	944	7,421

Poste Italiane SpA(b)	820	7,987

Recordati Industria Chimica e Farmaceutica SpA	214	8,850

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

December 31, 2022

Investments	Shares	Value

Snam SpA	6,107	$29,506

Terna - Rete Elettrica Nazionale	5,801	42,719

Total Italy		111,561

Japan – 23.4%

AGC, Inc.(a)	700	23,317

Ajinomoto Co., Inc.	1,500	45,826

Asahi Group Holdings Ltd.(a)	700	21,852

Astellas Pharma, Inc.	2,100	31,935

Canon, Inc.(a)	1,600	34,627

Chiba Bank Ltd.	1,400	10,207

Chugai Pharmaceutical Co. Ltd.	700	17,868

Dai Nippon Printing Co. Ltd.	1,200	24,101

Dai-ichi Life Holdings, Inc.	1,900	43,113

Daito Trust Construction Co. Ltd.	100	10,262

Daiwa House Industry Co. Ltd.	400	9,213

Daiwa Securities Group, Inc.	5,000	22,093

Dentsu Group, Inc.(a)	300	9,424

Fast Retailing Co. Ltd.	100	61,033

Fuji Electric Co. Ltd.	700	26,685

FUJIFILM Holdings Corp.	700	35,147

Fujitsu Ltd.	400	53,401

Hirose Electric Co. Ltd.	100	12,581

Honda Motor Co. Ltd.	1,700	39,065

Hoshizaki Corp.	300	10,584

Hulic Co. Ltd.(a)	1,000	7,882

Ibiden Co. Ltd.	600	21,759

Isuzu Motors Ltd.	700	8,207

Itochu Techno-Solutions Corp.	700	16,287

Japan Post Holdings Co. Ltd.(a)	1,700	14,295

Japan Post Insurance Co. Ltd.	600	10,554

Kajima Corp.	1,100	12,805

Kao Corp.	700	27,879

KDDI Corp.	700	21,126

Kirin Holdings Co. Ltd.	800	12,193

Kyowa Kirin Co. Ltd.	400	9,155

Mazda Motor Corp.	4,000	30,467

McDonald’s Holdings Co. Japan Ltd.(a)	300	11,357

MEIJI Holdings Co. Ltd.	300	15,325

Mitsubishi Chemical Group Corp.	1,500	7,784

Mitsui Chemicals, Inc.	700	15,783

Mitsui Fudosan Co. Ltd.	400	7,327

Mitsui OSK Lines Ltd.(a)	600	14,961

Mizuho Financial Group, Inc.	2,700	37,979

MS&AD Insurance Group Holdings, Inc.	1,100	35,215

NEC Corp.	1,100	38,641

NGK Insulators Ltd.	1,200	15,261

Nintendo Co. Ltd.	200	8,385

Nippon Telegraph & Telephone Corp.	2,000	57,024

Nissin Foods Holdings Co. Ltd.	100	7,897

Nitto Denko Corp.	400	23,192

Nomura Holdings, Inc.	7,100	26,292

Nomura Real Estate Holdings, Inc.	300	6,435

Nomura Research Institute Ltd.	1,200	28,330

NTT Data Corp.	2,100	30,749

Obayashi Corp.	3,400	25,717

Oji Holdings Corp.	1,900	7,646

Ono Pharmaceutical Co. Ltd.	600	14,020

Otsuka Holdings Co. Ltd.	300	9,788

Panasonic Holdings Corp.	900	7,575

SBI Holdings, Inc.	500	9,538

SCSK Corp.	2,000	30,331

Secom Co. Ltd.	300	17,150

Seiko Epson Corp.	1,600	23,355

Sekisui Chemical Co. Ltd.	2,000	27,966

Sekisui House Ltd.	1,600	28,297

SG Holdings Co. Ltd.	700	9,709

Shimizu Corp.	2,400	12,805

Sompo Holdings, Inc.	700	31,089

Square Enix Holdings Co. Ltd.	100	4,646

SUMCO Corp.	500	6,658

Sumitomo Metal Mining Co. Ltd.	300	10,620

Sumitomo Mitsui Financial Group, Inc.(a)	1,300	52,179

Sumitomo Mitsui Trust Holdings, Inc.	700	24,340

Suntory Beverage & Food Ltd.	500	17,053

Taisei Corp.	500	16,105

Takeda Pharmaceutical Co. Ltd.	900	28,041

TDK Corp.	200	6,571

TIS, Inc.	600	15,825

Toho Co. Ltd.	200	7,700

Tokio Marine Holdings, Inc.	2,400	51,431

Tokyo Gas Co. Ltd.	2,000	39,183

Toshiba Corp.	600	20,931

Tosoh Corp.	700	8,329

TOTO Ltd.	700	23,874

USS Co. Ltd.	500	7,939

Yakult Honsha Co. Ltd.	200	12,975

Yamaha Motor Co. Ltd.	1,200	27,375

Yamato Holdings Co. Ltd.	500	7,909

Yokogawa Electric Corp.	500	7,977

Total Japan		1,775,527

Netherlands – 5.5%

ABN AMRO Bank NV, CVA(b)	659	9,090

ASML Holding NV	205	110,224

Heineken Holding NV	384	29,528

Heineken NV	392	36,766

Koninklijke DSM NV	299	36,474

Koninklijke KPN NV	13,182	40,658

Koninklijke Philips NV	1,179	17,621

NN Group NV	237	9,652

OCI NV	416	14,838

QIAGEN NV*	225	11,288

Randstad NV	761	46,262

Wolters Kluwer NV	529	55,193

Total Netherlands		417,594

Norway – 1.1%

Norsk Hydro ASA	3,908	29,087

Orkla ASA	3,280	23,620

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

December 31, 2022

Investments	Shares	Value

Telenor ASA	3,137	$29,170

Total Norway		81,877

Singapore – 1.5%

DBS Group Holdings Ltd.	700	17,704

Genting Singapore Ltd.	40,900	29,123

Keppel Corp. Ltd.	8,400	45,470

Oversea-Chinese Banking Corp. Ltd.	900	8,173

Singapore Telecommunications Ltd.	4,100	7,856

United Overseas Bank Ltd.	300	6,867

Total Singapore		115,193

Spain – 3.7%

Acciona SA	201	36,876

Aena SME SA*(b)	65	8,137

Banco Bilbao Vizcaya Argentaria SA	11,872	71,385

Enagas SA(a)	1,628	26,975

Industria de Diseno Textil SA	2,286	60,627

Red Electrica Corp. SA	2,266	39,323

Telefonica SA	11,428	41,285

Total Spain		284,608

Sweden – 2.1%

Assa Abloy AB, Class B	468	10,048

Essity AB, Class B	1,085	28,459

H & M Hennes & Mauritz AB, Class B(a)	3,190	34,363

Skandinaviska Enskilda Banken AB, Class A	1,049	12,076

Svenska Handelsbanken AB, Class A	896	9,038

Swedbank AB, Class A	492	8,372

Swedish Orphan Biovitrum AB*	350	7,246

Tele2 AB, Class B	937	7,653

Telefonaktiebolaget LM Ericsson, Class B	5,314	31,059

Telia Co. AB	3,020	7,727

Total Sweden		156,041

Switzerland – 12.2%

ABB Ltd., Registered Shares	1,882	57,078

Baloise Holding AG, Registered Shares	54	8,329

Clariant AG, Registered Shares*	1,404	22,232

Coca-Cola HBC AG*	1,364	32,372

Geberit AG, Registered Shares	85	40,010

Holcim AG, Registered Shares*	157	8,125

Kuehne + Nagel International AG, Registered Shares	151	35,122

Nestle SA, Registered Shares	1,917	221,992

Novartis AG, Registered Shares	1,419	128,204

Roche Holding AG	435	136,584

Sonova Holding AG, Registered Shares	92	21,807

STMicroelectronics NV	1,296	45,637

Swatch Group AG, Bearer Shares	30	8,528

Swiss Re AG	230	21,499

Swisscom AG, Registered Shares	87	47,637

Temenos AG, Registered Shares	342	18,756

Zurich Insurance Group AG	155	74,099

Total Switzerland		928,011

United Kingdom – 14.1%

Anglo American PLC	1,423	$55,400

AstraZeneca PLC	779	105,119

Barclays PLC	27,785	52,981

British Land Co. PLC	1,678	7,975

BT Group PLC	5,628	7,586

Bunzl PLC	1,123	37,270

Burberry Group PLC	1,659	40,511

CNH Industrial NV	3,454	55,165

Compass Group PLC	393	9,065

Diageo PLC	2,021	88,734

HSBC Holdings PLC	9,787	60,712

Kingfisher PLC	13,207	37,508

Land Securities Group PLC	1,263	9,441

Legal & General Group PLC	15,468	46,423

London Stock Exchange Group PLC	175	15,022

National Grid PLC	5,045	60,529

Next PLC	416	29,054

Pearson PLC	736	8,315

Reckitt Benckiser Group PLC	767	53,088

RELX PLC	2,695	74,173

Smith & Nephew PLC	650	8,675

Standard Chartered PLC	6,344	47,497

Taylor Wimpey PLC	30,006	36,690

Unilever PLC	2,150	108,156

Vodafone Group PLC	10,447	10,586

Whitbread PLC	253	7,821

Total United Kingdom		1,073,496

United States – 0.2%

Stellantis NV	1,180	16,704
TOTAL COMMON STOCKS (Cost: $7,384,666)		7,515,739

PREFERRED STOCK – 0.5%

Germany – 0.5%
Henkel AG & Co. KgaA (Cost: $36,120)	480	33,309

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%

United States – 1.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c)
(Cost: $139,492)	139,492	139,492

TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $7,560,278)		7,688,540

Other Assets less Liabilities – (1.3)%		(98,735)

NET ASSETS – 100.0%		$7,589,805
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $235,227 and the total market value of the collateral held by the Fund was $248,732. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $109,240.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International ESG Fund (RESD)

December 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	1/4/2023	1,090	USD	1,600	AUD	$5	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$7,515,739	$—	$—	$7,515,739
Preferred Stock	33,309	—	—	33,309
Investment of Cash Collateral for Securities Loaned	—	139,492	—	139,492
Total Investments in Securities	$7,549,048	$139,492	$—	$7,688,540
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$5	$—	$5
Total – Net	$7,549,048	$139,497	$—	$7,688,545
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2022

Investments	Principal Amount	Value

CORPORATE BONDS – 97.8%

Canada – 0.2%

Barrick North America Finance LLC 5.75%, 5/1/43	$16,000	$16,235

Switzerland – 0.4%

Novartis Capital Corp. 3.00%, 11/20/25	33,000	31,674

United Kingdom – 1.2%

BAT Capital Corp. 4.70%, 4/2/27	72,000	69,226
4.39%, 8/15/37	11,000	8,565
4.76%, 9/6/49	14,000	10,219

GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	10,000	11,283

RELX Capital, Inc. 4.00%, 3/18/29	10,000	9,283

Total United Kingdom		108,576

United States – 96.0%

3M Co. 3.38%, 3/1/29(a)	7,000	6,447
3.13%, 9/19/46(a)	9,000	6,189

Abbott Laboratories 2.95%, 3/15/25	29,000	28,031

AbbVie, Inc. 2.60%, 11/21/24	18,000	17,237
3.80%, 3/15/25	17,000	16,582
3.60%, 5/14/25	25,000	24,236
3.20%, 11/21/29	14,000	12,634
4.50%, 5/14/35	27,000	25,166
4.88%, 11/14/48	16,000	14,740
4.25%, 11/21/49	20,000	16,825

Aetna, Inc. 6.63%, 6/15/36	12,000	12,788

Alexandria Real Estate Equities, Inc. 3.95%, 1/15/28	40,000	37,661

Ally Financial, Inc. 7.10%, 11/15/27(a)	60,000	61,207
2.20%, 11/2/28	11,000	8,607

Amazon.com, Inc. 4.25%, 8/22/57	13,000	11,289
2.70%, 6/3/60	17,000	10,401

Amcor Finance USA, Inc. 3.63%, 4/28/26	12,000	11,386

Ameren Corp. 3.50%, 1/15/31	28,000	24,772

American Electric Power Co., Inc. 4.30%, 12/1/28, Series J	18,000	17,211

American Express Co. 3.63%, 12/5/24	17,000	16,580

American Honda Finance Corp. 1.30%, 9/9/26	20,000	17,675

American International Group, Inc. 2.50%, 6/30/25	31,000	29,235

American Water Capital Corp. 4.30%, 12/1/42	20,000	17,514

AmerisourceBergen Corp. 2.80%, 5/15/30	30,000	25,482

Amgen, Inc. 4.66%, 6/15/51	19,000	16,465

Amphenol Corp. 2.80%, 2/15/30	16,000	13,701

Aon Corp. / Aon Global Holdings PLC 2.05%, 8/23/31	22,000	17,508

Apple, Inc. 1.65%, 2/8/31	11,000	8,864
3.85%, 5/4/43	13,000	11,312
4.65%, 2/23/46	18,000	17,141

Arizona Public Service Co. 6.35%, 12/15/32	17,000	17,907

Atmos Energy Corp. 1.50%, 1/15/31	17,000	13,265

AutoNation, Inc. 3.50%, 11/15/24	42,000	40,300

AutoZone, Inc. 1.65%, 1/15/31	30,000	23,281

Bank of America Corp. 4.20%, 8/26/24	18,000	17,728
4.45%, 3/3/26	47,000	46,079
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(b)	63,000	55,247
3.25%, 10/21/27	19,000	17,581
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(b)(c)	75,000	68,056
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.18% thereafter)(b)(c)	66,000	56,916
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(b)(c)	54,000	43,915
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(b)	57,000	46,550
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(b)	59,000	45,475
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(b)	19,000	17,436
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(b)	2,000	1,899
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(b)	14,000	11,605

Bank of New York Mellon Corp. 2.45%, 8/17/26	20,000	18,415
3.30%, 8/23/29	40,000	35,914

Becton Dickinson and Co. 3.79%, 5/20/50	49,000	37,845

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2022

Investments	Principal Amount	Value

Berkshire Hathaway Energy Co. 6.13%, 4/1/36	$30,000	$31,580

Berkshire Hathaway Finance Corp. 3.85%, 3/15/52	10,000	8,106

Biogen, Inc. 3.15%, 5/1/50	26,000	17,210

Booking Holdings, Inc. 3.55%, 3/15/28	10,000	9,337

BorgWarner, Inc. 4.38%, 3/15/45	18,000	13,959

Boston Scientific Corp. 4.70%, 3/1/49	19,000	17,181

Brighthouse Financial, Inc. 5.63%, 5/15/30	17,000	16,192
4.70%, 6/22/47	8,000	5,924

Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	21,000	19,898

Broadcom, Inc. 2.45%, 2/15/31(d)	51,000	40,210
4.30%, 11/15/32	35,000	30,951
3.42%, 4/15/33(d)	40,000	32,167
3.47%, 4/15/34(d)	42,000	33,385

Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	21,000	19,696

Brown & Brown, Inc. 4.20%, 3/17/32	22,000	19,099

Burlington Northern Santa Fe LLC 5.05%, 3/1/41	12,000	11,759
5.40%, 6/1/41	11,000	11,132

Campbell Soup Co. 2.38%, 4/24/30(a)	40,000	33,270

Capital One Financial Corp. 3.75%, 7/28/26	84,000	79,373
3.80%, 1/31/28	33,000	30,953

Carrier Global Corp. 3.38%, 4/5/40	34,000	25,819

Caterpillar Financial Services Corp. 2.85%, 5/17/24	35,000	34,041

Celanese U.S. Holdings LLC 5.90%, 7/5/24	20,000	19,999
6.05%, 3/15/25	30,000	29,927
6.17%, 7/15/27	20,000	19,759

CF Industries, Inc. 4.95%, 6/1/43	20,000	17,133

Charles Schwab Corp. 1.15%, 5/13/26	13,000	11,566

Chubb Corp. 6.50%, 5/15/38, Series 1	13,000	14,506

Cigna Corp. 4.50%, 2/25/26	32,000	31,543
4.38%, 10/15/28	27,000	26,074
4.90%, 12/15/48	19,000	17,275
3.40%, 3/15/51	23,000	16,458

Cisco Systems, Inc. 5.50%, 1/15/40	12,000	12,541

Citigroup, Inc. 5.50%, 9/13/25	41,000	41,308
4.30%, 11/20/26	33,000	31,917
4.45%, 9/29/27	42,000	40,143
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month U.S. dollar London Interbank Offered Rate + 1.563% thereafter)(b)(c)	23,000	21,528
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(b)	53,000	48,768
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(b)	44,000	34,773
6.63%, 6/15/32	37,000	38,928
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(b)	53,000	42,877

Citizens Financial Group, Inc. 3.25%, 4/30/30	20,000	17,414

Clorox Co. 4.60%, 5/1/32	18,000	17,323

CNA Financial Corp. 4.50%, 3/1/26	18,000	17,810

Coca-Cola Co. 2.25%, 1/5/32	10,000	8,385
3.00%, 3/5/51	11,000	8,071

Comcast Corp. 3.38%, 8/15/25	10,000	9,651
3.15%, 2/15/28	4,000	3,698
4.15%, 10/15/28	17,000	16,350
4.25%, 10/15/30	24,000	23,035
1.50%, 2/15/31	102,000	79,541
4.25%, 1/15/33	42,000	39,628
2.94%, 11/1/56	14,000	8,811

Commonwealth Edison Co. 3.65%, 6/15/46	16,000	12,176

Conagra Brands, Inc. 4.30%, 5/1/24	16,000	15,782
7.00%, 10/1/28	17,000	18,164

Connecticut Light and Power Co. 4.30%, 4/15/44	10,000	8,637

ConocoPhillips Co. 4.03%, 3/15/62	21,000	16,790

Consolidated Edison Co. of New York, Inc. 6.75%, 4/1/38, Series 08-B	33,000	36,310
4.50%, 5/15/58	5,000	4,202
3.60%, 6/15/61	11,000	7,940

Continental Resources, Inc. 4.38%, 1/15/28	80,000	72,902
4.90%, 6/1/44	20,000	14,835

Corebridge Financial, Inc. 6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846%)(b)(d)	60,000	56,006

Corning, Inc. 5.45%, 11/15/79	10,000	8,706

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2022

Investments	Principal Amount	Value

CSX Corp. 6.00%, 10/1/36	$7,000	$7,351
4.25%, 11/1/66	15,000	11,844

CubeSmart LP 2.50%, 2/15/32	22,000	16,868

CVS Health Corp. 3.38%, 8/12/24	16,000	15,622
3.88%, 7/20/25	43,000	42,005
4.30%, 3/25/28	18,000	17,417
4.78%, 3/25/38	32,000	29,343
5.13%, 7/20/45	14,000	12,789
5.05%, 3/25/48	27,000	24,398

Dell International LLC / EMC Corp. 6.02%, 6/15/26	48,000	49,038
5.30%, 10/1/29	27,000	26,400
3.38%, 12/15/41(d)	16,000	10,783

Devon Energy Corp. 4.50%, 1/15/30	40,000	37,385

Diamondback Energy, Inc. 6.25%, 3/15/33	70,000	71,170
4.25%, 3/15/52	11,000	8,174

Discover Financial Services 3.95%, 11/6/24	33,000	32,162

Dollar General Corp. 3.88%, 4/15/27	9,000	8,594

Dow Chemical Co. 2.10%, 11/15/30	57,000	45,888

DTE Electric Co. 3.00%, 3/1/32, Series A	20,000	17,305

Duke Energy Carolinas LLC 6.05%, 4/15/38	20,000	21,167

Duke Energy Corp. 2.65%, 9/1/26	29,000	26,825

Duke Energy Florida LLC 4.20%, 7/15/48	13,000	10,986

Duke Energy Progress LLC 3.70%, 10/15/46	15,000	11,514
4.00%, 4/1/52	20,000	16,162

Eastern Gas Transmission & Storage, Inc. 4.80%, 11/1/43	10,000	8,683

eBay, Inc. 4.00%, 7/15/42	25,000	19,858

Elevance Health, Inc. 3.65%, 12/1/27	34,000	32,089
4.65%, 1/15/43	8,000	7,262
4.55%, 5/15/52	19,000	16,694

Energy Transfer LP 6.63%, 10/15/36	40,000	40,401

Enterprise Products Operating LLC 2.80%, 1/31/30	42,000	35,809
4.85%, 3/15/44	38,000	33,516
3.95%, 1/31/60	19,000	13,822

Essential Utilities, Inc. 4.28%, 5/1/49	12,000	9,779

Essex Portfolio LP 2.65%, 3/15/32	20,000	15,851

Evergy, Inc. 2.90%, 9/15/29	13,000	11,250

Exelon Corp. 4.45%, 4/15/46	14,000	11,910
4.10%, 3/15/52	10,000	8,044

Exxon Mobil Corp. 2.02%, 8/16/24	11,000	10,545
2.71%, 3/6/25	17,000	16,269
3.45%, 4/15/51	12,000	9,105

FedEx Corp. 4.20%, 10/17/28	37,000	35,262

Fifth Third Bancorp 8.25%, 3/1/38	14,000	17,372

Fiserv, Inc. 2.75%, 7/1/24	38,000	36,670

Flex Ltd. 4.75%, 6/15/25	20,000	19,629

Fortune Brands Innovations, Inc. 4.00%, 3/25/32	20,000	17,367

Fox Corp. 3.50%, 4/8/30	61,000	54,066

General Dynamics Corp. 4.25%, 4/1/40	20,000	18,274

General Electric Co. 6.88%, 1/10/39, Series GMTN	20,000	22,108

General Mills, Inc. 4.00%, 4/17/25	23,000	22,490
4.20%, 4/17/28	9,000	8,709

Georgia Power Co. 2.20%, 9/15/24, Series A	47,000	44,855
5.13%, 5/15/52	18,000	16,991

Gilead Sciences, Inc. 4.60%, 9/1/35	20,000	19,016
4.80%, 4/1/44	19,000	17,555
4.50%, 2/1/45	10,000	8,808
4.15%, 3/1/47	8,000	6,646

Global Payments, Inc. 2.90%, 5/15/30	36,000	29,582

Hartford Financial Services Group, Inc. 6.10%, 10/1/41	7,000	7,095

Hasbro, Inc. 3.50%, 9/15/27	19,000	17,677

HCA, Inc. 4.50%, 2/15/27	18,000	17,351
4.13%, 6/15/29	29,000	26,536
5.25%, 6/15/49	31,000	26,618

Healthpeak Properties, Inc. 3.50%, 7/15/29	31,000	27,641

Home Depot, Inc. 4.88%, 2/15/44	17,000	16,347
4.40%, 3/15/45	16,000	14,329
4.50%, 12/6/48	9,000	8,247

Honeywell International, Inc. 5.70%, 3/15/37	4,000	4,235

HP, Inc. 2.65%, 6/17/31	13,000	10,147
6.00%, 9/15/41	23,000	22,083

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2022

Investments	Principal Amount	Value

Humana, Inc. 3.13%, 8/15/29	$29,000	$25,485

Huntington Bancshares, Inc. 2.55%, 2/4/30	20,000	16,498

Indiana Michigan Power Co. 4.55%, 3/15/46, Series K	12,000	10,108

Intel Corp. 2.00%, 8/12/31	11,000	8,738
4.75%, 3/25/50	14,000	12,226
4.90%, 8/5/52(a)	14,000	12,475
4.95%, 3/25/60(a)	16,000	14,327

Intercontinental Exchange, Inc. 4.60%, 3/15/33	9,000	8,641
3.00%, 6/15/50	26,000	17,499

International Business Machines Corp. 3.50%, 5/15/29	100,000	91,940

International Paper Co. 5.00%, 9/15/35	22,000	20,867
4.80%, 6/15/44	3,000	2,621

Interpublic Group of Cos., Inc. 4.65%, 10/1/28	22,000	21,112

J.M. Smucker Co. 4.25%, 3/15/35	14,000	12,518

Jabil, Inc. 3.00%, 1/15/31	20,000	16,601

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 6.50%, 12/1/52(d)	40,000	38,178

Jefferies Financial Group, Inc. 4.85%, 1/15/27	50,000	49,346

Johnson & Johnson 4.38%, 12/5/33	12,000	11,845

Johnson Controls International PLC 3.90%, 2/14/26	44,000	42,753

JPMorgan Chase & Co. 4.08%, 4/26/26, (4.08% fixed rate until 4/26/25; Secured Overnight Financing Rate + 1.32% thereafter)(b)	91,000	88,530
3.63%, 12/1/27	50,000	46,474
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(b)	45,000	42,926
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(b)	4,000	3,781
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; Secured Overnight Financing Rate + 3.79% thereafter)(b)	46,000	43,098
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.25% thereafter)(b)	52,000	41,694
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(b)	3,000	2,856
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(b)	6,000	5,902
6.40%, 5/15/38	22,000	23,872
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; Secured Overnight Financing Rate + 1.51% thereafter)(b)	24,000	15,799
4.85%, 2/1/44	11,000	10,182
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(b)(c)	15,000	11,778
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(b)	19,000	12,675
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(b)	21,000	14,486

Kansas City Southern 4.70%, 5/1/48	13,000	11,363

Kellogg Co. 4.50%, 4/1/46	20,000	17,214

Keurig Dr. Pepper, Inc. 4.05%, 4/15/32	14,000	12,763
4.50%, 4/15/52	15,000	12,600

KeyCorp 2.55%, 10/1/29	20,000	16,881

Kilroy Realty LP 4.38%, 10/1/25	33,000	32,019

Kimberly-Clark Corp. 2.88%, 2/7/50	13,000	9,002

Kimco Realty Corp. 2.80%, 10/1/26	43,000	39,544

KLA Corp. 3.30%, 3/1/50(a)	13,000	9,476

Kraft Heinz Foods Co. 6.50%, 2/9/40	20,000	21,216
4.38%, 6/1/46	20,000	16,368

Kroger Co. 5.15%, 8/1/43	2,000	1,855
4.45%, 2/1/47	16,000	13,536

L3Harris Technologies, Inc. 5.05%, 4/27/45	10,000	9,014

Laboratory Corp. of America Holdings 1.55%, 6/1/26	11,000	9,749

Lam Research Corp. 3.80%, 3/15/25	4,000	3,917

Lear Corp. 3.50%, 5/30/30	20,000	16,909

Leidos, Inc. 4.38%, 5/15/30	20,000	18,077

Life Storage LP 2.40%, 10/15/31(a)	22,000	16,856

Lincoln National Corp. 3.80%, 3/1/28	25,000	23,024

Lockheed Martin Corp. 4.50%, 5/15/36	20,000	19,124

Lowe’s Cos., Inc. 4.05%, 5/3/47	26,000	20,469
4.45%, 4/1/62	20,000	15,695

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2022

Investments	Principal Amount	Value

LYB International Finance III LLC 4.20%, 5/1/50	$19,000	$14,145

Magellan Midstream Partners LP 5.15%, 10/15/43	9,000	7,883

Marriott International, Inc. 5.75%, 5/1/25, Series EE	53,000	53,637

Marsh & McLennan Cos., Inc. 2.90%, 12/15/51	12,000	7,777

Martin Marietta Materials, Inc. 2.40%, 7/15/31	35,000	28,022

McDonald’s Corp. 6.30%, 3/1/38, Series MTN	20,000	21,833
4.60%, 5/26/45	10,000	8,938

Merck & Co., Inc. 4.00%, 3/7/49	12,000	10,293

MetLife, Inc. 4.60%, 5/13/46	31,000	28,099

Microchip Technology, Inc. 0.98%, 9/1/24	20,000	18,555

Micron Technology, Inc. 5.33%, 2/6/29	24,000	23,057

Microsoft Corp. 2.92%, 3/17/52	23,000	16,434

MidAmerican Energy Co. 3.65%, 8/1/48	10,000	7,900

Mondelez International, Inc. 2.75%, 4/13/30	17,000	14,667

Moody’s Corp. 5.25%, 7/15/44	20,000	19,316

Morgan Stanley 3.88%, 4/29/24, Series F	33,000	32,501
5.00%, 11/24/25	47,000	46,892
3.95%, 4/23/27	61,000	57,738
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(b)(c)	42,000	39,249
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(b)	45,000	34,507
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(b)	53,000	43,012
6.34%, 10/18/33, (6.342% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.57% thereafter)(b)	2,000	2,094
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(b)	37,000	33,885

Mosaic Co. 5.45%, 11/15/33	20,000	19,528

Motorola Solutions, Inc. 4.60%, 5/23/29	21,000	19,982

Newmont Corp. 2.25%, 10/1/30	30,000	24,166

NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/27	33,000	31,152
2.25%, 6/1/30	13,000	10,710
3.00%, 1/15/52	25,000	16,602
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(b)(c)	11,000	9,068

NIKE, Inc. 3.38%, 11/1/46	8,000	6,269

Norfolk Southern Corp. 3.70%, 3/15/53	32,000	24,140

Northrop Grumman Corp. 4.03%, 10/15/47	10,000	8,311
5.25%, 5/1/50	15,000	14,858

Nucor Corp. 2.70%, 6/1/30	30,000	25,532

O’Reilly Automotive, Inc. 3.60%, 9/1/27	12,000	11,335

Omnicom Group, Inc. 4.20%, 6/1/30	20,000	18,643

Oracle Corp. 2.65%, 7/15/26	50,000	46,003
2.88%, 3/25/31	82,000	68,083
4.30%, 7/8/34	3,000	2,645
3.85%, 7/15/36	20,000	16,387
5.38%, 7/15/40	44,000	40,427
4.38%, 5/15/55	28,000	21,556
4.10%, 3/25/61	35,000	24,490

Otis Worldwide Corp. 3.11%, 2/15/40	20,000	14,768

Owens Corning 4.30%, 7/15/47	7,000	5,465

PacifiCorp 6.00%, 1/15/39	17,000	17,752

Paramount Global 7.88%, 7/30/30	58,000	61,900

Parker-Hannifin Corp. 4.45%, 11/21/44	11,000	9,496

PepsiCo, Inc. 1.95%, 10/21/31	11,000	8,889
2.75%, 10/21/51	12,000	8,394

PerkinElmer, Inc. 0.85%, 9/15/24	35,000	32,470

Pfizer, Inc. 4.10%, 9/15/38	22,000	19,998

Philip Morris International, Inc. 2.75%, 2/25/26	30,000	28,178
3.13%, 8/17/27(a)	20,000	18,564
3.13%, 3/2/28(a)	16,000	14,573
3.88%, 8/21/42	12,000	9,164

Phillips 66 3.55%, 10/1/26(d)	28,000	26,292
5.88%, 5/1/42	17,000	17,517

Pinnacle West Capital Corp. 1.30%, 6/15/25	10,000	9,127

PNC Financial Services Group, Inc. 2.55%, 1/22/30	21,000	17,863

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2022

Investments	Principal Amount	Value

PPL Capital Funding, Inc. 4.13%, 4/15/30	$19,000	$17,665

Progress Energy, Inc. 7.75%, 3/1/31	16,000	18,167

Prudential Financial, Inc. 5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(b)(c)	40,000	38,872
3.70%, 3/13/51	21,000	16,116

Public Service Co. of Colorado 4.50%, 6/1/52, Series 39	9,000	8,103

Public Service Enterprise Group, Inc. 0.80%, 8/15/25	30,000	26,988

QUALCOMM, Inc. 4.80%, 5/20/45	18,000	16,974

Quanta Services, Inc. 2.35%, 1/15/32	11,000	8,382

Quest Diagnostics, Inc. 2.95%, 6/30/30	12,000	10,398

Raytheon Technologies Corp. 1.90%, 9/1/31	15,000	11,781
4.15%, 5/15/45	24,000	20,062
4.63%, 11/16/48	24,000	21,786

Republic Services, Inc. 2.90%, 7/1/26	42,000	39,267

Roper Technologies, Inc. 4.20%, 9/15/28	23,000	22,215

Royalty Pharma PLC 3.55%, 9/2/50	20,000	12,939

S&P Global, Inc. 2.30%, 8/15/60	13,000	7,198

Salesforce, Inc. 2.90%, 7/15/51	12,000	8,005

Sempra Energy 6.00%, 10/15/39	26,000	26,479

Sherwin-Williams Co. 3.80%, 8/15/49	13,000	9,784

Southern Co. 4.25%, 7/1/36	7,000	6,131
4.40%, 7/1/46	25,000	20,991

Southern Co. Gas Capital Corp. 5.15%, 9/15/32	13,000	12,805

Southwestern Electric Power Co. 3.25%, 11/1/51	25,000	16,562

Stanley Black & Decker, Inc. 4.25%, 11/15/28	27,000	25,861

Starbucks Corp. 4.00%, 11/15/28	17,000	16,218

State Street Corp. 3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(b)	20,000	16,883

Steel Dynamics, Inc. 5.00%, 12/15/26	14,000	13,987

SVB Financial Group 1.80%, 2/2/31	20,000	14,568

Synchrony Financial 4.38%, 3/19/24	20,000	19,648
3.95%, 12/1/27	29,000	25,908

Target Corp. 2.50%, 4/15/26	11,000	10,313

TD SYNNEX Corp. 2.38%, 8/9/28	70,000	56,869

Teledyne Technologies, Inc. 1.60%, 4/1/26	18,000	16,102

Textron, Inc. 4.30%, 3/1/24	34,000	33,619

Toyota Motor Credit Corp. 1.90%, 9/12/31	38,000	30,080

Travelers Cos., Inc. 6.75%, 6/20/36	12,000	13,520

Truist Financial Corp. 1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(b)	26,000	21,930

Tyson Foods, Inc. 4.88%, 8/15/34(a)	26,000	24,980

U.S. Bancorp 3.00%, 7/30/29	25,000	22,008

Union Pacific Corp. 3.84%, 3/20/60	13,000	10,139
2.97%, 9/16/62	12,000	7,743
3.80%, 4/6/71	10,000	7,423

United Parcel Service, Inc. 6.20%, 1/15/38	6,000	6,653

UnitedHealth Group, Inc. 3.75%, 7/15/25	23,000	22,518
3.38%, 4/15/27	18,000	17,097
4.63%, 7/15/35	22,000	21,338
3.50%, 8/15/39	15,000	12,316

Valero Energy Partners LP 4.50%, 3/15/28	45,000	43,735

Verizon Communications, Inc. 4.33%, 9/21/28	16,000	15,418
4.02%, 12/3/29	16,000	14,985
4.50%, 8/10/33	22,000	20,651
4.40%, 11/1/34	49,000	45,114
4.81%, 3/15/39	23,000	21,229
3.85%, 11/1/42	9,000	7,167
4.00%, 3/22/50	16,000	12,648
2.99%, 10/30/56	25,000	15,389
3.00%, 11/20/60	22,000	13,232
3.70%, 3/22/61	19,000	13,362

VMware, Inc. 1.40%, 8/15/26	50,000	43,627

Walmart, Inc. 4.00%, 4/11/43	20,000	17,845

WEC Energy Group, Inc. 1.80%, 10/15/30	23,000	18,036

Wells Fargo & Co. 1.65%, 6/2/24, (1.654% fixed rate until 6/2/23; Secured Overnight Financing Rate + 1.60% thereafter)(b)	92,000	90,549

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2022

Investments	Principal Amount	Value
3.00%, 2/19/25	$39,000	$37,392
3.55%, 9/29/25	38,000	36,565
4.30%, 7/22/27	45,000	43,366
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(b)	61,000	51,433
4.90%, 7/25/33, (4.897% fixed rate until 7/25/33; 5-year Constant Maturity Treasury Rate +2.10% thereafter)(b)	27,000	25,620
Westlake Corp. 3.38%, 8/15/61	14,000	8,320

Weyerhaeuser Co. 7.38%, 3/15/32	17,000	18,882

Willis North America, Inc. 3.88%, 9/15/49	11,000	7,850

WRKCo, Inc. 4.20%, 6/1/32	20,000	18,035

Wyeth LLC 6.50%, 2/1/34	10,000	11,351
Xcel Energy, Inc. 3.30%, 6/1/25	39,000	37,473
Xylem, Inc. 4.38%, 11/1/46	10,000	8,330
Zoetis, Inc. 3.00%, 9/12/27	15,000	13,892

Total United States		8,308,635
TOTAL CORPORATE BONDS (Cost: $9,683,076)		8,465,120

U.S. GOVERNMENT OBLIGATIONS – 1.0%

U.S. Treasury Bonds – 0.8%
3.38%, 8/15/42	67,000	59,944
3.00%, 8/15/52	14,000	11,611

Total U.S. Treasury Bonds		71,555

U.S. Treasury Notes – 0.2%
3.13%, 8/31/29	7,000	6,647
3.88%, 9/30/29	8,000	7,944
2.75%, 8/15/32	2,000	1,821

Total U.S. Treasury Notes		16,412

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $87,671)		87,967
	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%

United States – 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(e)
(Cost: $165,615)	165,615	165,615

TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $9,936,362)		8,718,702

Other Assets less Liabilities – (0.7)%		(64,626)

NET ASSETS – 100.0%		$8,654,076
(a)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $174,201 and the total market value of the collateral held by the Fund was $179,715. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,100.

(b)	Rate shown reflects the accrual rate as of December 31, 2022 on securities with variable or step rates.

(c)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$8,465,120	$—	$8,465,120
U.S. Government Obligations	—	87,967	—	87,967
Investment of Cash Collateral for Securities Loaned	—	165,615	—	165,615
Total Investments in Securities	$—	$8,718,702	$—	$8,718,702

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2022

Investments	Principal Amount	Value

CORPORATE BONDS – 97.7%

Canada – 0.9%

1375209 BC Ltd. 9.00%, 1/30/28(a)	$151,999	$148,263

Bausch Health Cos., Inc. 11.00%, 9/30/28(a)	270,000	212,279
14.00%, 10/15/30(a)	52,999	31,585
Open Text Holdings, Inc. 4.13%, 2/15/30(a)	340,000	277,216
4.13%, 12/1/31(a)	413,000	322,673
Primo Water Holdings, Inc. 4.38%, 4/30/29(a)	467,000	405,052

Total Canada		1,397,068

Germany – 0.8%
Deutsche Bank AG 5.88%, 7/8/31, (5.882% fixed rate until 4/8/30; Secured Overnight Financing Rate + 5.438% thereafter)(b)	695,000	604,462
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(b)	210,000	154,871
3.74%, 1/7/33, (3.742% fixed rate until 10/7/31; Secured Overnight Financing Rate + 2.257% thereafter)(b)	850,000	609,620

Total Germany		1,368,953

United States – 96.0%
ACCO Brands Corp. 4.25%, 3/15/29(a)	249,000	205,724
AdaptHealth LLC 4.63%, 8/1/29(a)	619,000	519,199
ADT Security Corp. 4.88%, 7/15/32(a)	723,000	617,977
AECOM 5.13%, 3/15/27	269,000	261,941
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.50%, 3/15/29(a)	831,000	697,458
4.88%, 2/15/30(a)	779,000	695,943
Allison Transmission, Inc. 5.88%, 6/1/29(a)	597,000	561,090
AMC Networks, Inc. 4.75%, 8/1/25	377,000	289,947
4.25%, 2/15/29	600,000	374,928
American Axle & Manufacturing, Inc. 5.00%, 10/1/29	280,000	225,949
AmeriGas Partners LP / AmeriGas Finance Corp. 5.50%, 5/20/25	200,000	192,434
5.75%, 5/20/27	812,000	759,723
Amkor Technology, Inc. 6.63%, 9/15/27(a)	191,000	190,165
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.75%, 1/15/28(a)	554,000	516,550
Antero Resources Corp. 7.63%, 2/1/29(a)	546,000	553,622
Apache Corp. 5.10%, 9/1/40	404,000	335,853
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(a)	343,000	275,052
APX Group, Inc. 5.75%, 7/15/29(a)	411,000	342,211
Aramark Services, Inc. 6.38%, 5/1/25(a)	559,000	554,478
5.00%, 2/1/28(a)(c)	256,000	239,437
Archrock Partners LP / Archrock Partners Finance Corp. 6.88%, 4/1/27(a)	372,000	357,172
6.25%, 4/1/28(a)	339,000	312,304
Asbury Automotive Group, Inc. 5.00%, 2/15/32(a)	473,000	391,039
ASGN, Inc. 4.63%, 5/15/28(a)	182,000	165,312
Audacy Capital Corp. 6.75%, 3/31/29(a)	83,000	15,252
Avantor Funding, Inc. 4.63%, 7/15/28(a)	318,000	289,037
Avient Corp. 5.75%, 5/15/25(a)	150,000	147,063
Axalta Coating Systems LLC 3.38%, 2/15/29(a)	354,000	294,365
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(a)(c)	200,000	185,176
B&G Foods, Inc. 5.25%, 4/1/25	448,000	395,284
5.25%, 9/15/27	426,000	328,067
Ball Corp. 4.00%, 11/15/23	124,000	122,064
5.25%, 7/1/25	347,000	343,953
2.88%, 8/15/30	330,000	263,739
Bath & Body Works, Inc. 5.25%, 2/1/28	81,000	75,761
6.63%, 10/1/30(a)	150,000	140,799
6.75%, 7/1/36	392,000	344,548
Berry Global, Inc. 4.50%, 2/15/26(a)(c)	232,000	223,604
5.63%, 7/15/27(a)	9,000	8,833
Black Knight InfoServ LLC 3.63%, 9/1/28(a)	122,000	106,967
Block, Inc. 3.50%, 6/1/31	25,000	19,977
Booz Allen Hamilton, Inc. 3.88%, 9/1/28(a)	225,000	201,247
Boyd Gaming Corp. 4.75%, 12/1/27(c)	400,000	372,740
4.75%, 6/15/31(a)	70,000	61,044
Brink’s Co. 4.63%, 10/15/27(a)	50,000	45,767
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC 5.75%, 5/15/26(a)	558,000	515,207

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2022

Investments	Principal Amount	Value
Builders FirstSource, Inc. 5.00%, 3/1/30(a)	$243,000	$216,822
4.25%, 2/1/32(a)	412,000	335,801
6.38%, 6/15/32(a)	600,000	565,344
Cable One, Inc. 4.00%, 11/15/30(a)(c)	330,000	258,090
California Resources Corp. 7.13%, 2/1/26(a)	200,000	191,112
Catalent Pharma Solutions, Inc. 3.13%, 2/15/29(a)	1,000	797
CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 5/1/27(a)	149,000	139,156
5.00%, 2/1/28(a)	420,000	382,318
5.38%, 6/1/29(a)	192,000	173,702
4.75%, 3/1/30(a)	480,000	415,056
4.50%, 8/15/30(a)	820,000	679,550
4.25%, 2/1/31(a)	10,000	8,052
4.50%, 5/1/32	213,000	169,816
CDI Escrow Issuer, Inc. 5.75%, 4/1/30(a)	200,000	180,650
CDW LLC / CDW Finance Corp. 4.25%, 4/1/28	285,000	262,599
3.25%, 2/15/29	1,000,000	853,710
Centene Corp. 4.63%, 12/15/29	775,000	711,341
3.00%, 10/15/30	997,000	818,178
2.50%, 3/1/31	1,100,000	862,378
Central Garden & Pet Co. 4.13%, 10/15/30	100,000	82,761
CF Industries, Inc. 5.15%, 3/15/34	1,000	947
Charles River Laboratories International, Inc. 4.25%, 5/1/28(a)	335,000	308,726
Charter Communications Operating LLC / Charter Communications Operating Capital 3.70%, 4/1/51	1,823,000	1,118,064
Chemours Co. 5.38%, 5/15/27(c)	388,000	358,916
4.63%, 11/15/29(a)	344,000	282,562
Cheniere Energy Partners LP 4.00%, 3/1/31	300,000	257,811
Cheniere Energy, Inc. 4.63%, 10/15/28	352,000	320,017
CHS / Community Health Systems, Inc. 8.00%, 3/15/26(a)	408,000	372,688
5.63%, 3/15/27(a)	450,000	387,149
8.00%, 12/15/27(a)(c)	426,000	386,480
6.00%, 1/15/29(a)	170,000	142,628
6.88%, 4/15/29(a)	321,000	166,853
6.13%, 4/1/30(a)	250,000	126,500
5.25%, 5/15/30(a)	750,000	567,975
4.75%, 2/15/31(a)	1,308,000	956,671
Churchill Downs, Inc. 5.50%, 4/1/27(a)	430,000	410,177
Cinemark USA, Inc. 5.25%, 7/15/28(a)	450,000	334,773
Clarivate Science Holdings Corp. 4.88%, 7/1/29(a)(c)	630,000	536,382
Clean Harbors, Inc. 4.88%, 7/15/27(a)	167,000	158,663
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/28(a)(c)	928,000	682,850
Clearway Energy Operating LLC 4.75%, 3/15/28(a)	315,000	292,276
3.75%, 2/15/31(a)	176,000	147,159
Cleveland-Cliffs, Inc. 6.75%, 3/15/26(a)	176,000	177,005
4.63%, 3/1/29(a)(c)	398,000	357,440
4.88%, 3/1/31(a)(c)	31,000	27,487
CNX Resources Corp. 7.25%, 3/14/27(a)(c)	420,000	419,173
Coherent Corp. 5.00%, 12/15/29(a)	510,000	443,114
Coinbase Global, Inc. 3.63%, 10/1/31(a)	1,088,000	530,052
CommScope Technologies LLC 6.00%, 6/15/25(a)	680,000	619,793
5.00%, 3/15/27(a)	877,000	604,455
CommScope, Inc. 6.00%, 3/1/26(a)	690,000	639,030
8.25%, 3/1/27(a)	314,000	246,236
7.13%, 7/1/28(a)	696,000	502,157
Compass Minerals International, Inc. 6.75%, 12/1/27(a)	225,000	217,586
Comstock Resources, Inc. 5.88%, 1/15/30(a)	1,060,000	918,055
Conduent Business Services LLC / Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(a)	370,000	303,959
CoreCivic, Inc. 8.25%, 4/15/26(c)	422,000	432,888
Cornerstone Building Brands, Inc. 6.13%, 1/15/29(a)	324,000	228,770
Coty, Inc. 5.00%, 4/15/26(a)	300,000	287,091
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50%, 6/15/31(a)	440,000	385,937
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75%, 4/1/25	596,000	580,587
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75%, 2/1/26	50,000	48,642

CSC Holdings LLC 5.50%, 4/15/27(a)	440,000	370,960
5.38%, 2/1/28(a)	1,394,000	1,126,101
7.50%, 4/1/28(a)	850,000	577,167
6.50%, 2/1/29(a)	300,000	246,540
5.75%, 1/15/30(a)	500,000	283,565

Curo Group Holdings Corp. 7.50%, 8/1/28(a)	185,000	86,010

DaVita, Inc. 4.63%, 6/1/30(a)	1,151,000	929,156
3.75%, 2/15/31(a)	882,000	658,775

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2022

Investments	Principal Amount	Value

Delta Air Lines, Inc. 3.80%, 4/19/23	$59,000	$58,671
3.75%, 10/28/29(c)	248,000	208,818

Deluxe Corp. 8.00%, 6/1/29(a)	359,000	296,764

Diamond Sports Group LLC / Diamond Sports Finance Co. 5.38%, 8/15/26(a)	1,369,000	169,564
6.63%, 8/15/27(a)	1,498,000	23,279

DISH DBS Corp. 5.88%, 11/15/24	624,000	583,396
7.75%, 7/1/26	1,739,000	1,405,895
5.13%, 6/1/29	1,792,000	1,159,764

Diversified Healthcare Trust 4.75%, 2/15/28	422,000	240,274

DT Midstream, Inc. 4.38%, 6/15/31(a)	750,000	628,290

Dycom Industries, Inc. 4.50%, 4/15/29(a)	250,000	219,005

Edgewell Personal Care Co. 4.13%, 4/1/29(a)	530,000	457,162

Elanco Animal Health, Inc. 6.40%, 8/28/28	350,000	333,281

Element Solutions, Inc. 3.88%, 9/1/28(a)	391,000	334,364

Enact Holdings, Inc. 6.50%, 8/15/25(a)	365,000	359,748

Encompass Health Corp. 4.50%, 2/1/28	707,000	642,408

Energizer Holdings, Inc. 4.75%, 6/15/28(a)	297,000	258,743
4.38%, 3/31/29(a)	438,000	372,747

EnLink Midstream LLC 5.63%, 1/15/28(a)	234,000	223,730

EnLink Midstream Partners LP 5.45%, 6/1/47	450,000	361,850

EQM Midstream Partners LP 6.00%, 7/1/25(a)	338,000	328,600
6.50%, 7/1/27(a)	332,000	318,182
5.50%, 7/15/28	1,047,000	936,332
4.75%, 1/15/31(a)	611,000	503,959
6.50%, 7/15/48	173,000	130,712

EQT Corp. 7.00%, 2/1/30	290,000	300,878

Ferrellgas LP / Ferrellgas Finance Corp. 5.88%, 4/1/29(a)	302,000	247,981

Fluor Corp. 4.25%, 9/15/28	1,000	909

Ford Motor Co. 4.35%, 12/8/26	478,000	454,750
9.63%, 4/22/30	223,000	252,982
3.25%, 2/12/32	494,000	372,106
4.75%, 1/15/43	501,000	363,215
5.29%, 12/8/46	1,135,000	875,664

Ford Motor Credit Co. LLC 4.54%, 8/1/26	150,000	138,513
4.95%, 5/28/27	300,000	280,401
4.00%, 11/13/30	350,000	288,148

Freeport-McMoRan, Inc. 3.88%, 3/15/23	351,000	350,603
5.25%, 9/1/29	490,000	472,909
5.40%, 11/14/34	134,000	126,319
5.45%, 3/15/43	279,000	251,853

Frontier Communications Holdings LLC 5.00%, 5/1/28(a)	1,515,000	1,324,822
5.88%, 11/1/29	1,500,000	1,166,670
6.00%, 1/15/30(a)	621,000	490,391

Gap, Inc. 3.88%, 10/1/31(a)(c)	627,000	443,120

Gartner, Inc. 3.75%, 10/1/30(a)	451,000	391,495

Gates Global LLC / Gates Corp. 6.25%, 1/15/26(a)	286,000	277,042

Genesis Energy LP / Genesis Energy Finance Corp. 7.75%, 2/1/28	1,226,000	1,130,629

GLP Capital LP / GLP Financing II, Inc. 5.38%, 4/15/26	280,000	276,279
4.00%, 1/15/31	252,000	215,067

Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50%, 3/1/29(a)	198,000	167,300

Goodyear Tire & Rubber Co. 5.00%, 5/31/26(c)	400,000	378,844
4.88%, 3/15/27(c)	180,000	164,882
5.00%, 7/15/29	227,000	189,724
5.25%, 7/15/31	677,000	555,302

GrafTech Finance, Inc. 4.63%, 12/15/28(a)	284,000	234,913

Gray Escrow II, Inc. 5.38%, 11/15/31(a)	840,000	609,134

Gray Television, Inc. 5.88%, 7/15/26(a)	758,000	676,197
7.00%, 5/15/27(a)	323,000	287,441

Griffon Corp. 5.75%, 3/1/28	550,000	503,399

Group 1 Automotive, Inc. 4.00%, 8/15/28(a)	253,000	215,667

Hanesbrands, Inc. 4.88%, 5/15/26(a)(c)	277,000	249,422

Hilton Domestic Operating Co., Inc. 5.38%, 5/1/25(a)	371,000	368,618
5.75%, 5/1/28(a)	389,000	379,349

Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc. 4.88%, 7/1/31(a)	674,000	552,761

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2022

Investments	Principal Amount	Value

Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.88%, 4/1/27	$535,000	$512,262

HLF Financing Sarl LLC / Herbalife International, Inc. 4.88%, 6/1/29(a)	400,000	274,360

Holly Energy Partners LP / Holly Energy Finance Corp. 5.00%, 2/1/28(a)	197,000	180,757

Hologic, Inc. 3.25%, 2/15/29(a)	172,000	148,754

Horizon Therapeutics USA, Inc. 5.50%, 8/1/27(a)	250,000	256,723

Hughes Satellite Systems Corp. 5.25%, 8/1/26	200,000	192,088
6.63%, 8/1/26	594,000	556,519

Huntsman International LLC 4.50%, 5/1/29	2,000	1,802

iHeartCommunications, Inc. 8.38%, 5/1/27(c)	912,050	777,751
4.75%, 1/15/28(a)(c)	686,000	559,701

Ingevity Corp. 3.88%, 11/1/28(a)	196,000	169,238

IQVIA, Inc. 5.00%, 5/15/27(a)	200,000	191,064

Iron Mountain, Inc. 4.88%, 9/15/27(a)	389,000	358,615
5.25%, 3/15/28(a)	361,000	332,311
4.88%, 9/15/29(a)	425,000	370,681
5.63%, 7/15/32(a)	514,000	448,707

iStar, Inc. 4.25%, 8/1/25	1,000	984

Kaiser Aluminum Corp. 4.50%, 6/1/31(a)	458,000	368,379

KAR Auction Services, Inc. 5.13%, 6/1/25(a)(c)	504,000	494,308

Kennedy-Wilson, Inc. 5.00%, 3/1/31	912,000	698,264

Koppers, Inc. 6.00%, 2/15/25(a)	323,000	312,315

Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.25%, 2/1/27(a)	320,000	269,670

Lamar Media Corp. 4.00%, 2/15/30(c)	298,000	260,541
3.63%, 1/15/31	34,000	28,164

Lamb Weston Holdings, Inc. 4.88%, 5/15/28(a)	186,000	176,538
4.13%, 1/31/30(a)	130,000	115,107
4.38%, 1/31/32(a)	355,000	310,352

Level 3 Financing, Inc. 4.63%, 9/15/27(a)	350,000	292,331
4.25%, 7/1/28(a)	629,000	495,954
3.63%, 1/15/29(a)	894,000	654,944
3.75%, 7/15/29(a)	700,000	504,728

Lions Gate Capital Holdings LLC 5.50%, 4/15/29(a)	397,000	230,371

Lithia Motors, Inc. 4.38%, 1/15/31(a)	176,000	144,566

Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)	710,000	633,441
3.75%, 1/15/28(a)	121,000	103,826

LPL Holdings, Inc. 4.00%, 3/15/29(a)	214,000	186,492

Lumen Technologies, Inc. 5.63%, 4/1/25	391,000	377,299
5.13%, 12/15/26(a)(c)	1,261,000	1,096,881

Macy’s Retail Holdings LLC 5.88%, 4/1/29(a)(c)	220,000	195,989

Marriott Ownership Resorts, Inc. 6.13%, 9/15/25(a)	288,000	296,821

Masonite International Corp. 5.38%, 2/1/28(a)	254,000	235,778

Match Group Holdings II LLC 3.63%, 10/1/31(a)	70,000	53,969

Mattel, Inc. 5.88%, 12/15/27(a)	220,000	216,053

MGM Resorts International 6.75%, 5/1/25	453,000	457,974
4.63%, 9/1/26	146,000	134,015
5.50%, 4/15/27	449,000	417,808
4.75%, 10/15/28	77,000	67,301

Michaels Cos., Inc. 5.25%, 5/1/28(a)	200,000	162,190
7.88%, 5/1/29(a)	1,075,000	727,173

MicroStrategy, Inc. 6.13%, 6/15/28(a)(c)	330,000	239,927

Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 4.88%, 5/1/29(a)	353,000	302,048

ModivCare Escrow Issuer, Inc. 5.00%, 10/1/29(a)	532,000	448,646

Molina Healthcare, Inc. 3.88%, 11/15/30(a)	539,000	458,285

MPH Acquisition Holdings LLC 5.75%, 11/1/28(a)(c)	991,000	659,966

MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26(c)	212,000	193,762
5.00%, 10/15/27(c)	901,000	759,552
4.63%, 8/1/29	599,000	464,794

MSCI, Inc. 4.00%, 11/15/29(a)	309,000	270,758

Murphy Oil USA, Inc. 4.75%, 9/15/29	92,000	84,297
3.75%, 2/15/31(a)	234,000	195,449

Nabors Industries, Inc. 7.38%, 5/15/27(a)	530,000	519,919

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/27(a)	1,410,000	1,268,168

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2022

Investments	Principal Amount	Value

Navient Corp. 5.50%, 1/25/23	$100,000	$100,001
6.13%, 3/25/24	639,000	630,591
6.75%, 6/25/25	97,000	93,524
6.75%, 6/15/26	261,000	249,631
5.00%, 3/15/27	47,000	41,149
4.88%, 3/15/28	230,000	189,129

NCR Corp. 5.00%, 10/1/28(a)	731,000	627,856
5.13%, 4/15/29(a)	360,000	301,478

Necessity Retail REIT, Inc. / American Finance Operating Partner LP 4.50%, 9/30/28(a)	284,000	210,768

Newell Brands, Inc. 4.45%, 4/1/26	748,000	709,201
5.75%, 4/1/46	222,000	176,157

News Corp. 3.88%, 5/15/29(a)	300,000	260,475

Nexstar Media, Inc. 5.63%, 7/15/27(a)	615,000	565,615
4.75%, 11/1/28(a)	340,000	295,215

NextEra Energy Operating Partners LP 4.25%, 9/15/24(a)	7,000	6,520
3.88%, 10/15/26(a)	1,000	920

Nordstrom, Inc. 5.00%, 1/15/44	215,000	130,853

NRG Energy, Inc. 5.25%, 6/15/29(a)	600,000	531,090
3.63%, 2/15/31(a)	500,000	383,640
3.88%, 2/15/32(a)	580,000	438,573

NuStar Logistics LP 5.63%, 4/28/27	598,000	562,778
6.38%, 10/1/30	340,000	315,602

Occidental Petroleum Corp. 2.90%, 8/15/24	550,000	529,204
3.40%, 4/15/26	165,000	154,833
3.50%, 8/15/29	600,000	538,914
7.50%, 5/1/31	101,000	108,258
6.45%, 9/15/36	580,000	592,673
4.40%, 8/15/49	621,000	486,870

Olin Corp. 5.13%, 9/15/27	310,000	294,878

ON Semiconductor Corp. 3.88%, 9/1/28(a)	166,000	145,912

OneMain Finance Corp. 5.63%, 3/15/23	411,000	410,642
6.13%, 3/15/24	353,000	341,859
6.88%, 3/15/25	575,000	554,254
7.13%, 3/15/26	61,000	58,045
6.63%, 1/15/28	265,000	244,635
5.38%, 11/15/29	465,000	381,393
4.00%, 9/15/30	909,000	680,432

Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/28(a)	650,000	576,179
5.13%, 4/30/31(a)	782,000	678,792

Outfront Media Capital LLC / Outfront Media Capital Corp. 4.63%, 3/15/30(a)	$686,000	$569,414

Owens & Minor, Inc. 4.50%, 3/31/29(a)(c)	334,000	266,342
6.63%, 4/1/30(a)	258,000	222,068

Owens-Brockway Glass Container, Inc. 5.88%, 8/15/23(a)	218,000	217,163

Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC 4.38%, 10/15/28(a)	589,000	527,020

Paramount Global 6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; 3-month U.S. dollar London Interbank Offered Rate + 3.899% thereafter)(b)(d)	195,000	158,722
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(b)	700,000	570,864

Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, Inc. 7.50%, 6/1/25(a)	100,000	100,220
5.88%, 10/1/28(a)	364,000	332,125

Party City Holdings, Inc. 8.75%, 2/15/26(a)	288,000	85,896

Patterson-UTI Energy, Inc. 3.95%, 2/1/28	249,000	220,263

PBF Holding Co. LLC / PBF Finance Corp. 7.25%, 6/15/25	249,000	245,863
6.00%, 2/15/28	431,000	383,499

PDC Energy, Inc. 5.75%, 5/15/26	241,000	229,866

PennyMac Financial Services, Inc. 4.25%, 2/15/29(a)	1,040,000	817,502

Performance Food Group, Inc. 5.50%, 10/15/27(a)	461,000	438,595
4.25%, 8/1/29(a)	165,000	143,187

PGT Innovations, Inc. 4.38%, 10/1/29(a)	345,000	289,396

Pilgrim’s Pride Corp. 5.88%, 9/30/27(a)	223,000	218,928
4.25%, 4/15/31(a)	270,000	229,956

Post Holdings, Inc. 5.63%, 1/15/28(a)	261,000	247,258
5.50%, 12/15/29(a)	204,000	184,989
4.63%, 4/15/30(a)	738,000	637,322
4.50%, 9/15/31(a)	1,069,000	904,171

PRA Health Sciences, Inc. 2.88%, 7/15/26(a)	200,000	182,084

Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 5.88%, 9/1/31(a)	949,000	671,256

Prestige Brands, Inc. 3.75%, 4/1/31(a)	218,000	180,526

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2022

Investments	Principal Amount	Value

Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/24(a)	$113,000	$111,418
5.75%, 4/15/26(a)	715,000	690,654
6.25%, 1/15/28(a)	623,000	569,366

PROG Holdings, Inc. 6.00%, 11/15/29(a)	444,000	358,175

Qorvo, Inc. 4.38%, 10/15/29	308,000	272,481

QVC, Inc. 4.45%, 2/15/25	179,000	146,694
4.75%, 2/15/27	462,000	327,687

Rackspace Technology Global, Inc. 3.50%, 2/15/28(a)	517,000	301,866

Radian Group, Inc. 6.63%, 3/15/25	102,000	101,033

Range Resources Corp. 4.75%, 2/15/30(a)	219,000	193,883

Realogy Group LLC / Realogy Co-Issuer Corp. 5.75%, 1/15/29(a)	180,000	136,280
5.25%, 4/15/30(a)	982,000	717,518

RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	4,000	3,639
4.50%, 2/15/29(a)	243,000	211,063

Rithm Capital Corp. 6.25%, 10/15/25(a)	300,000	269,529

RLJ Lodging Trust LP 4.00%, 9/15/29(a)	202,000	165,177

Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(a)	250,000	217,503

Sabra Health Care LP 3.20%, 12/1/31	151,000	112,891

Sally Holdings LLC / Sally Capital, Inc. 5.63%, 12/1/25	1,000	969

Scientific Games International, Inc. 7.25%, 11/15/29(a)	337,000	323,773

SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(a)	375,000	327,506

Select Medical Corp. 6.25%, 8/15/26(a)	302,000	288,211

Sensata Technologies BV 4.00%, 4/15/29(a)	500,000	431,865

Sensata Technologies, Inc. 3.75%, 2/15/31(a)	247,000	204,674

Service Corp. International 4.63%, 12/15/27	355,000	332,081
5.13%, 6/1/29	233,000	219,789
3.38%, 8/15/30	176,000	144,894

Service Properties Trust 4.35%, 10/1/24	828,000	755,914

Silgan Holdings, Inc. 4.13%, 2/1/28	102,000	94,492

Sinclair Television Group, Inc. 5.50%, 3/1/30(a)(c)	484,000	339,405
4.13%, 12/1/30(a)	163,000	122,154

Sirius XM Radio, Inc. 5.00%, 8/1/27(a)	88,000	81,673
4.00%, 7/15/28(a)	500,000	434,705
5.50%, 7/1/29(a)	835,000	764,426
4.13%, 7/1/30(a)	757,000	626,100
3.88%, 9/1/31(a)	1,010,000	798,748

Six Flags Entertainment Corp. 5.50%, 4/15/27(a)(c)	38,000	34,284

Six Flags Theme Parks, Inc. 7.00%, 7/1/25(a)	37,000	37,360

Skyworks Solutions, Inc. 3.00%, 6/1/31	209,000	164,101

Sonic Automotive, Inc. 4.88%, 11/15/31(a)	458,000	360,950

Southwestern Energy Co. 5.38%, 3/15/30	382,000	347,597
4.75%, 2/1/32	500,000	427,445

Spectrum Brands, Inc. 3.88%, 3/15/31(a)(c)	373,000	291,887

Sprint LLC 7.13%, 6/15/24	279,000	284,848
7.63%, 2/15/25	200,000	207,204
7.63%, 3/1/26	109,000	114,915

SS&C Technologies, Inc. 5.50%, 9/30/27(a)	380,000	358,503

Stagwell Global LLC 5.63%, 8/15/29(a)	622,000	513,175

Station Casinos LLC 4.50%, 2/15/28(a)	9,000	7,826
4.63%, 12/1/31(a)	470,000	379,121

Stericycle, Inc. 3.88%, 1/15/29(a)	300,000	262,098

Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00%, 6/1/31(a)	350,000	300,265

Summit Materials LLC / Summit Materials Finance Corp. 5.25%, 1/15/29(a)	265,000	247,192

Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 8.50%, 10/15/26(a)	322,000	306,145

SunCoke Energy, Inc. 4.88%, 6/30/29(a)	345,000	294,827

Sunoco LP / Sunoco Finance Corp. 4.50%, 4/30/30	180,000	156,506

Syneos Health, Inc. 3.63%, 1/15/29(a)	363,000	289,500

Talos Production, Inc. 12.00%, 1/15/26	400,000	422,408

Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)	592,000	515,697

TEGNA, Inc. 4.63%, 3/15/28	313,000	297,513
5.00%, 9/15/29	128,000	121,379

Teleflex, Inc. 4.63%, 11/15/27	169,000	161,334

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2022

Investments	Principal Amount	Value

Tempur Sealy International, Inc. 3.88%, 10/15/31(a)	$471,000	$369,391

Tenet Healthcare Corp. 4.63%, 7/15/24	51,000	49,965
4.63%, 9/1/24(a)	664,000	648,389
4.88%, 1/1/26(a)	830,000	791,861
6.25%, 2/1/27(a)	615,000	591,907
6.13%, 10/1/28(a)	1,094,000	982,882

Terex Corp. 5.00%, 5/15/29(a)	343,000	308,553

TerraForm Power Operating LLC 5.00%, 1/31/28(a)	537,000	483,735

TopBuild Corp. 4.13%, 2/15/32(a)	266,000	216,266

Townsquare Media, Inc. 6.88%, 2/1/26(a)	296,000	261,140

TransDigm, Inc. 6.38%, 6/15/26	519,000	506,212
4.88%, 5/1/29	245,000	213,870

Transocean, Inc. 11.50%, 1/30/27(a)	1,048,000	1,056,174
8.00%, 2/1/27(a)	47,000	38,410

Travel + Leisure Co. 6.63%, 7/31/26(a)	230,000	225,655

TreeHouse Foods, Inc. 4.00%, 9/1/28	264,000	225,831

TriNet Group, Inc. 3.50%, 3/1/29(a)	317,000	263,205

Tronox, Inc. 4.63%, 3/15/29(a)	495,000	411,781

TTM Technologies, Inc. 4.00%, 3/1/29(a)(c)	239,000	205,564

Tutor Perini Corp. 6.88%, 5/1/25(a)	239,000	209,878

U.S. Foods, Inc. 6.25%, 4/15/25(a)	316,000	313,690
4.75%, 2/15/29(a)	375,000	333,360

Under Armour, Inc. 3.25%, 6/15/26	1,000	897

United Airlines, Inc. 4.38%, 4/15/26(a)	590,000	550,057
4.63%, 4/15/29(a)	850,000	743,308

United Natural Foods, Inc. 6.75%, 10/15/28(a)	314,000	302,379

United Rentals North America, Inc. 5.50%, 5/15/27	389,000	384,511
4.88%, 1/15/28	373,000	353,791
5.25%, 1/15/30	55,000	51,703

United States Steel Corp. 6.88%, 3/1/29(c)	396,000	386,132

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.88%, 2/15/25(a)	600,000	582,756

Univar Solutions USA, Inc. 5.13%, 12/1/27(a)	198,000	188,235

Urban One, Inc. 7.38%, 2/1/28(a)	526,000	445,522

USA Compression Partners LP / USA Compression Finance Corp. 6.88%, 4/1/26	820,000	788,651

Vail Resorts, Inc. 6.25%, 5/15/25(a)	29,000	29,125

Valvoline, Inc. 4.25%, 2/15/30(a)	308,000	300,824
3.63%, 6/15/31(a)	124,000	102,294

Vector Group Ltd. 5.75%, 2/1/29(a)	152,000	132,074

Vertiv Group Corp. 4.13%, 11/15/28(a)	200,000	171,400

Victors Merger Corp. 6.38%, 5/15/29(a)	253,000	140,529

Vista Outdoor, Inc. 4.50%, 3/15/29(a)	357,000	263,562

Vistra Operations Co. LLC 5.63%, 2/15/27(a)	959,000	917,840

Vontier Corp. 2.95%, 4/1/31	458,000	336,163

W&T Offshore, Inc. 9.75%, 11/1/23(a)	77,000	76,139

Western Digital Corp. 4.75%, 2/15/26	998,000	940,944
2.85%, 2/1/29	500,000	387,820

Western Midstream Operating LP 3.95%, 6/1/25	749,000	711,415
4.65%, 7/1/26	220,000	209,783
4.30%, 2/1/30	356,000	312,383

Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/28	362,000	348,251

Williams Scotsman International, Inc. 4.63%, 8/15/28(a)	235,000	214,282

WW International, Inc. 4.50%, 4/15/29(a)	1,000	500

Xerox Holdings Corp. 5.50%, 8/15/28(a)	804,000	650,315

Yum! Brands, Inc. 4.75%, 1/15/30(a)	100,000	92,164
3.63%, 3/15/31	30,000	25,162

Ziff Davis, Inc. 4.63%, 10/15/30(a)	232,000	196,720

ZipRecruiter, Inc. 5.00%, 1/15/30(a)	150,000	123,680

Total United States		151,650,280
TOTAL CORPORATE BONDS (Cost: $177,500,745)		154,416,301

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2022

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.5%

United States – 5.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(e)
(Cost: $8,657,393)	8,657,393	$8,657,393

TOTAL INVESTMENTS IN SECURITIES – 103.2% (Cost: $186,158,138)		163,073,694

Other Assets less Liabilities – (3.2)%		(5,079,911)

NET ASSETS – 100.0%		$157,993,783
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of December 31, 2022 on securities with variable or step rates.

(c)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,015,639 and the total market value of the collateral held by the Fund was $9,299,738. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $642,345.

(d)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(e)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$–	$154,416,301	$–	$154,416,301
Investment of Cash Collateral for Securities Loaned	–	8,657,393	–	8,657,393
Total Investments in Securities	$–	$163,073,694	$–	$163,073,694

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2022

Investments	Principal Amount	Value

CORPORATE BONDS – 99.1%

Germany – 2.0%

Deutsche Bank AG 0.90%, 5/28/24	$50,000	$46,826
3.70%, 5/30/24	100,000	97,209
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(a)	150,000	143,559
4.10%, 1/13/26	129,000	123,475
1.69%, 3/19/26	200,000	179,652
2.13%, 11/24/26, (2.129% fixed rate until 11/24/25; Secured Overnight Financing Rate + 1.87% thereafter)(a)	150,000	132,541

Total Germany		723,262

Switzerland – 0.1%

Novartis Capital Corp. 2.00%, 2/14/27	50,000	45,568

United Kingdom – 2.3%

AstraZeneca Finance LLC 1.20%, 5/28/26	130,000	115,909

BAT Capital Corp. 3.22%, 8/15/24	235,000	226,761
2.79%, 9/6/24	50,000	47,935
3.22%, 9/6/26	62,000	57,383
3.56%, 8/15/27	203,000	185,154

Reynolds American, Inc. 4.45%, 6/12/25	137,000	134,166

Unilever Capital Corp. 2.00%, 7/28/26	100,000	91,375

Total United Kingdom		858,683

United States – 94.7%

3M Co. 2.65%, 4/15/25	9,000	8,604
3.00%, 8/7/25	13,000	12,475
2.88%, 10/15/27	120,000	111,192

Abbott Laboratories 3.88%, 9/15/25	15,000	14,725

AbbVie, Inc. 2.60%, 11/21/24	223,000	213,551
3.60%, 5/14/25	174,000	168,683
3.20%, 5/14/26	78,000	73,843
2.95%, 11/21/26	179,000	166,855

Affiliated Managers Group, Inc. 3.50%, 8/1/25	39,000	37,521

Alexandria Real Estate Equities, Inc. 3.45%, 4/30/25	9,000	8,720
3.80%, 4/15/26	49,000	47,510

Allegion U.S. Holding Co., Inc. 3.20%, 10/1/24	50,000	48,107

Ally Financial, Inc. 3.88%, 5/21/24	156,000	152,173
4.63%, 3/30/25	33,000	32,293
5.80%, 5/1/25	71,000	70,761

Amazon.com, Inc. 3.80%, 12/5/24	9,000	8,866
3.15%, 8/22/27	79,000	74,421

Amcor Finance USA, Inc. 3.63%, 4/28/26	160,000	151,808

Ameren Corp. 1.95%, 3/15/27	160,000	141,053

American Express Co. 3.00%, 10/30/24	43,000	41,638
3.63%, 12/5/24	60,000	58,516
1.65%, 11/4/26	140,000	124,198

American Honda Finance Corp. 2.15%, 9/10/24	179,000	170,898
1.20%, 7/8/25	75,000	68,629

American International Group, Inc. 2.50%, 6/30/25	36,000	33,950

American Water Capital Corp. 3.40%, 3/1/25	40,000	38,804

Ameriprise Financial, Inc. 3.70%, 10/15/24	50,000	48,777

Amgen, Inc. 3.63%, 5/22/24	153,000	150,241
2.60%, 8/19/26	6,000	5,550
2.20%, 2/21/27	64,000	57,571

Amphenol Corp. 3.20%, 4/1/24	25,000	24,458

Analog Devices, Inc. 3.45%, 6/15/27(b)	78,000	73,547

Aon Corp. / Aon Global Holdings PLC 2.85%, 5/28/27	50,000	45,922

Apple, Inc. 2.85%, 5/11/24	136,000	132,495
3.25%, 2/23/26	25,000	24,048
2.45%, 8/4/26	50,000	46,451

Archer-Daniels-Midland Co. 2.50%, 8/11/26(c)	32,000	29,728

AutoNation, Inc. 4.50%, 10/1/25	50,000	48,628

AutoZone, Inc. 3.13%, 4/21/26	76,000	71,785

AvalonBay Communities, Inc. 3.35%, 5/15/27	40,000	37,202

Avangrid, Inc. 3.20%, 4/15/25	66,000	63,159

Avnet, Inc. 4.63%, 4/15/26	49,000	47,226

Bank of America Corp.
0.81%, 10/24/24, (0.81% fixed rate until 10/24/23; Secured Overnight Financing Rate + 0.74% thereafter)(a)	70,000	67,127
4.00%, 1/22/25	15,000	14,692
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.97% thereafter)(a)(d)	253,000	246,624
3.95%, 4/21/25, Series L	93,000	90,616
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(a)(d)	161,000	154,415

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2022

Investments	Principal Amount	Value
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(a)(d)	$283,000	$270,664
4.45%, 3/3/26	94,000	92,159
3.50%, 4/19/26	196,000	187,221
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(a)	316,000	284,836
4.25%, 10/22/26	74,000	71,613
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	166,000	148,187
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(a)	300,000	265,329

Bank of New York Mellon Corp. 3.95%, 11/18/25	13,000	12,727
2.45%, 8/17/26	100,000	92,074

BankUnited, Inc. 4.88%, 11/17/25	38,000	37,514

Baxter International, Inc. 1.92%, 2/1/27	61,000	54,209

Becton Dickinson and Co. 3.36%, 6/6/24	33,000	32,218
3.73%, 12/15/24	73,000	71,203

Berkshire Hathaway Energy Co. 4.05%, 4/15/25	39,000	38,458

Biogen, Inc. 4.05%, 9/15/25	130,000	126,372

Boardwalk Pipelines LP 5.95%, 6/1/26(c)	40,000	40,635

BorgWarner, Inc. 2.65%, 7/1/27(c)	150,000	133,683

Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	174,000	164,867

Broadcom, Inc. 3.15%, 11/15/25	34,000	32,241
3.46%, 9/15/26	54,000	50,892
4.11%, 9/15/28	68,000	63,495

Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	46,000	43,143

Bunge Ltd. Finance Corp. 3.75%, 9/25/27	180,000	168,574

Burlington Northern Santa Fe LLC 3.40%, 9/1/24	9,000	8,807
7.00%, 12/15/25	50,000	53,387

Cadence Design Systems, Inc. 4.38%, 10/15/24	29,000	28,765

Capital One Financial Corp. 3.90%, 1/29/24	200,000	197,580
3.30%, 10/30/24	102,000	98,490
4.25%, 4/30/25	90,000	88,378
4.20%, 10/29/25	308,000	298,067
3.75%, 7/28/26	125,000	118,115

Carrier Global Corp. 2.24%, 2/15/25	22,000	20,764
2.49%, 2/15/27	152,000	137,251

Caterpillar Financial Services Corp. 2.15%, 11/8/24	9,000	8,586
0.80%, 11/13/25	156,000	140,227

Celanese U.S. Holdings LLC 3.50%, 5/8/24	20,000	19,331
5.90%, 7/5/24	111,000	110,993
1.40%, 8/5/26	64,000	54,068
6.17%, 7/15/27	134,000	132,385

Charles Schwab Corp. 4.20%, 3/24/25	56,000	55,405
3.63%, 4/1/25	60,000	58,506

Chubb INA Holdings, Inc. 3.35%, 5/15/24	30,000	29,365

Cigna Corp. 3.25%, 4/15/25	114,000	109,917
4.13%, 11/15/25	81,000	79,272
1.25%, 3/15/26	91,000	81,153

Cintas Corp. No. 2 3.70%, 4/1/27	80,000	77,153

Citigroup, Inc.
4.04%, 6/1/24, (4.044% fixed rate until 6/1/23; 3-month U.S. dollar London Interbank Offered Rate + 1.023% thereafter)(a)(d)	100,000	99,370
4.00%, 8/5/24	56,000	55,189
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.897% thereafter)(a)(d)	91,000	88,263
3.30%, 4/27/25	150,000	145,211
4.40%, 6/10/25	193,000	189,617
5.50%, 9/13/25	229,000	230,720
4.60%, 3/9/26	87,000	85,673
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(a)	99,000	93,658
3.20%, 10/21/26	305,000	282,948
4.30%, 11/20/26	48,000	46,425
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	29,000	25,320
4.45%, 9/29/27	386,000	368,931

Citizens Financial Group, Inc. 2.85%, 7/27/26	111,000	102,878

CNA Financial Corp. 4.50%, 3/1/26	52,000	51,451

Comcast Corp. 3.15%, 3/1/26	273,000	260,248

Conagra Brands, Inc. 4.60%, 11/1/25	123,000	121,178

Corebridge Financial, Inc. 3.65%, 4/5/27(b)	190,000	177,388

CSX Corp. 3.35%, 11/1/25	40,000	38,422
2.60%, 11/1/26	70,000	64,633

CVS Health Corp. 2.63%, 8/15/24	196,000	188,289

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2022

Investments	Principal Amount	Value
3.88%, 7/20/25	$190,000	$185,601

D.R. Horton, Inc. 2.50%, 10/15/24	78,000	74,325
2.60%, 10/15/25	25,000	23,283

DCP Midstream Operating LP 5.63%, 7/15/27	150,000	149,415

Dell International LLC / EMC Corp. 6.02%, 6/15/26	348,000	355,527
4.90%, 10/1/26	93,000	91,683

Devon Energy Corp. 5.85%, 12/15/25	160,000	163,118

Discover Bank 3.45%, 7/27/26	260,000	239,834

Discover Financial Services 3.95%, 11/6/24	25,000	24,366
4.50%, 1/30/26	116,000	112,571

Dollar General Corp. 4.63%, 11/1/27	170,000	167,312

Dominion Energy, Inc. 1.45%, 4/15/26, Series A	247,000	220,373

DTE Energy Co. 2.53%, 10/1/24, Series C(a)	26,000	24,867

Duke Energy Corp. 2.65%, 9/1/26	60,000	55,500

Eastman Chemical Co. 3.80%, 3/15/25	54,000	52,436

eBay, Inc. 1.40%, 5/10/26	151,000	134,099

Elevance Health, Inc. 3.50%, 8/15/24	121,000	118,063
3.35%, 12/1/24	9,000	8,750

Emerson Electric Co. 1.80%, 10/15/27	130,000	113,710

Energy Transfer LP 4.40%, 3/15/27	200,000	190,454
4.00%, 10/1/27	250,000	234,162

Enterprise Products Operating LLC 3.75%, 2/15/25	42,000	40,871

EOG Resources, Inc. 4.15%, 1/15/26	52,000	51,051

ERP Operating LP 3.25%, 8/1/27	120,000	109,993

Evergy Kansas Central, Inc. 2.55%, 7/1/26	62,000	57,189

Evergy, Inc. 2.45%, 9/15/24	36,000	34,242

Exelon Corp. 3.40%, 4/15/26	47,000	44,719

Exxon Mobil Corp. 2.71%, 3/6/25	63,000	60,292
2.28%, 8/16/26(c)	55,000	50,960

Fidelity National Information Services, Inc. 4.70%, 7/15/27	120,000	117,300

Fifth Third Bancorp 2.38%, 1/28/25	50,000	47,460

Fifth Third Bank NA 3.85%, 3/15/26	200,000	191,372

Fiserv, Inc. 2.75%, 7/1/24	131,000	126,414

Florida Power & Light Co. 2.85%, 4/1/25	97,000	93,023

FMC Corp. 3.20%, 10/1/26	138,000	128,858

Fortinet, Inc. 1.00%, 3/15/26	42,000	36,817

Fortive Corp. 3.15%, 6/15/26	55,000	51,455

Fox Corp. 3.05%, 4/7/25	47,000	45,035

GE HealthCare Technologies, Inc. 5.65%, 11/15/27(b)	250,000	253,810

General Dynamics Corp. 2.38%, 11/15/24	9,000	8,601
3.25%, 4/1/25	32,000	31,046

General Mills, Inc. 4.00%, 4/17/25	75,000	73,336

Georgia Power Co. 2.20%, 9/15/24, Series A	82,000	78,258

Gilead Sciences, Inc. 3.50%, 2/1/25	283,000	274,216

Global Payments, Inc. 2.65%, 2/15/25	11,000	10,368
1.20%, 3/1/26	280,000	244,303
4.80%, 4/1/26	43,000	41,918

Goldman Sachs BDC, Inc. 2.88%, 1/15/26	81,000	74,673

Goldman Sachs Group, Inc. 5.95%, 1/15/27	460,000	472,682
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	60,000	52,582
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)	310,000	299,156
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(a)	214,000	186,957

Hasbro, Inc. 3.50%, 9/15/27	170,000	158,163

HCA, Inc. 5.00%, 3/15/24	264,000	262,625
5.25%, 4/15/25	28,000	27,840
5.88%, 2/15/26	167,000	168,144
5.25%, 6/15/26	94,000	93,024
4.50%, 2/15/27	75,000	72,296
3.13%, 3/15/27(b)	42,000	38,264

Hewlett Packard Enterprise Co. 1.75%, 4/1/26	185,000	166,409

HF Sinclair Corp. 5.88%, 4/1/26	74,000	74,331

Home Depot, Inc. 2.88%, 4/15/27	80,000	74,780

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2022

Investments	Principal Amount	Value

Honeywell International, Inc. 1.35%, 6/1/25	$56,000	$51,833

HP, Inc. 2.20%, 6/17/25	54,000	50,609
1.45%, 6/17/26	50,000	43,890

Humana, Inc. 1.35%, 2/3/27	271,000	234,201

Huntington Bancshares, Inc. 4.00%, 5/15/25	102,000	99,479

Intel Corp. 2.60%, 5/19/26(c)	179,000	167,188

Intercontinental Exchange, Inc. 3.10%, 9/15/27	120,000	111,557

International Business Machines Corp. 3.00%, 5/15/24	100,000	97,362
3.45%, 2/19/26	200,000	192,236
3.30%, 5/15/26	100,000	95,241

Interstate Power and Light Co. 3.25%, 12/1/24	9,000	8,706

ITC Holdings Corp. 3.35%, 11/15/27	150,000	138,293

J.M. Smucker Co. 3.50%, 3/15/25	57,000	55,198

Jabil, Inc. 4.25%, 5/15/27	40,000	37,915

JB Hunt Transport Services, Inc. 3.88%, 3/1/26	43,000	41,716

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 2.50%, 1/15/27(b)	150,000	131,450

Jefferies Financial Group, Inc. 6.45%, 6/8/27	100,000	104,112

JPMorgan Chase & Co.
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(a)(d)	84,000	82,790
3.13%, 1/23/25	38,000	36,717
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(a)(d)	359,000	348,998
0.82%, 6/1/25, (0.824% fixed rate until 6/1/24; Secured Overnight Financing Rate + 0.54% thereafter)(a)	200,000	186,730
3.90%, 7/15/25	58,000	56,775
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(a)	154,000	142,670
3.30%, 4/1/26	112,000	106,486
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(a)	331,000	307,320
3.20%, 6/15/26	46,000	43,501
2.95%, 10/1/26	54,000	50,408
4.13%, 12/15/26	59,000	57,139
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(a)(d)	75,000	71,738
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	68,000	59,325
4.25%, 10/1/27	383,000	368,917

Juniper Networks, Inc. 1.20%, 12/10/25	48,000	42,963

KeyCorp 4.15%, 10/29/25(c)	120,000	117,208

Keysight Technologies, Inc. 4.55%, 10/30/24	58,000	57,298

Kimco Realty Corp. 3.30%, 2/1/25	95,000	91,188

KLA Corp. 4.65%, 11/1/24	14,000	13,981

Kraft Heinz Foods Co. 3.00%, 6/1/26	20,000	18,746
3.88%, 5/15/27	140,000	133,861

Kroger Co. 3.70%, 8/1/27	170,000	160,755

Laboratory Corp. of America Holdings 3.60%, 2/1/25	18,000	17,433
1.55%, 6/1/26	42,000	37,225

Lam Research Corp. 3.75%, 3/15/26	48,000	46,594

Lazard Group LLC 3.75%, 2/13/25	35,000	33,839

Lennar Corp. 4.75%, 5/30/25	119,000	118,166

Lowe’s Cos., Inc. 2.50%, 4/15/26	196,000	182,976

Marathon Oil Corp. 4.40%, 7/15/27	100,000	95,583

Marriott International, Inc. 3.60%, 4/15/24	110,000	107,786
5.75%, 5/1/25, Series EE	37,000	37,444
3.75%, 10/1/25	16,000	15,412

Marsh & McLennan Cos., Inc. 3.50%, 3/10/25	21,000	20,410

Marvell Technology, Inc. 1.65%, 4/15/26	60,000	53,194

McCormick & Co., Inc. 0.90%, 2/15/26	165,000	145,162

McDonald’s Corp. 3.70%, 1/30/26	170,000	165,444

Meta Platforms, Inc. 3.50%, 8/15/27	120,000	112,043

MetLife, Inc. 3.60%, 11/13/25	41,000	39,897

Micron Technology, Inc. 4.19%, 2/15/27	56,000	53,267

Mid-America Apartments LP 3.75%, 6/15/24	50,000	48,985

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2022

Investments	Principal Amount	Value

MidAmerican Energy Co. 3.50%, 10/15/24	$36,000	$35,185

Mondelez International, Inc. 1.50%, 5/4/25	69,000	63,991

Morgan Stanley 3.70%, 10/23/24	286,000	279,516
0.79%, 5/30/25, (0.79% fixed rate until 5/30/24; Secured Overnight Financing Rate + 0.525% thereafter)(a)	50,000	46,612
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(a)	93,000	89,070
4.00%, 7/23/25	100,000	97,775
0.86%, 10/21/25, Series I, (0.864% fixed rate until 10/21/24; Secured Overnight Financing Rate + 0.745% thereafter)(a)	71,000	65,278
5.00%, 11/24/25	269,000	268,381
3.88%, 1/27/26	205,000	198,592
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(a)	323,000	300,022
4.35%, 9/8/26	110,000	106,943
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	92,000	80,767
3.63%, 1/20/27	114,000	107,713
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; 5-year Constant Maturity Treasury Rate +0.858% thereafter)(a)	214,000	186,069

National Fuel Gas Co. 5.20%, 7/15/25	8,000	7,976

National Retail Properties, Inc. 3.50%, 10/15/27	160,000	145,334

NetApp, Inc. 3.30%, 9/29/24	34,000	32,942
1.88%, 6/22/25	54,000	49,795

NextEra Energy Capital Holdings, Inc. 1.88%, 1/15/27	62,000	54,957
4.63%, 7/15/27	105,000	103,588

Norfolk Southern Corp. 2.90%, 6/15/26	43,000	40,329

Northern Trust Corp. 3.95%, 10/30/25	52,000	50,970

Nucor Corp. 2.00%, 6/1/25	10,000	9,320

O’Reilly Automotive, Inc. 3.60%, 9/1/27	120,000	113,354

Old Republic International Corp. 4.88%, 10/1/24	67,000	66,539

Omega Healthcare Investors, Inc. 5.25%, 1/15/26	118,000	116,105

Omnicom Group, Inc. / Omnicom Capital, Inc. 3.65%, 11/1/24	36,000	35,304
3.60%, 4/15/26	95,000	91,359

Oracle Corp. 2.95%, 11/15/24	48,000	46,222
2.50%, 4/1/25	215,000	202,775
2.95%, 5/15/25	88,000	83,611
1.65%, 3/25/26	416,000	373,081
2.65%, 7/15/26	92,000	84,646

Otis Worldwide Corp. 2.06%, 4/5/25	123,000	115,255

Owens Corning 4.20%, 12/1/24	70,000	69,073

Packaging Corp. of America 3.65%, 9/15/24	9,000	8,765

Paramount Global 2.90%, 1/15/27(c)	120,000	107,856

Parker-Hannifin Corp. 2.70%, 6/14/24	96,000	92,604

PayPal Holdings, Inc. 3.90%, 6/1/27(c)	78,000	75,197

PECO Energy Co. 3.15%, 10/15/25	9,000	8,660

PepsiCo, Inc. 3.50%, 7/17/25	18,000	17,592
2.85%, 2/24/26	18,000	17,130

PerkinElmer, Inc. 0.85%, 9/15/24	70,000	64,940

Pfizer, Inc. 3.40%, 5/15/24	75,000	73,629

Philip Morris International, Inc. 1.50%, 5/1/25	79,000	73,130
0.88%, 5/1/26	110,000	96,781

Phillips 66 3.61%, 2/15/25(b)	57,000	55,244

Pinnacle West Capital Corp. 1.30%, 6/15/25	46,000	41,984

PNC Bank NA 2.50%, 8/27/24	62,000	59,526

PNC Financial Services Group, Inc. 3.50%, 1/23/24	30,000	29,550
2.60%, 7/23/26	30,000	27,818

PPL Capital Funding, Inc. 3.10%, 5/15/26	49,000	45,909

Procter & Gamble Co. 0.55%, 10/29/25	10,000	8,979

Public Service Electric and Gas Co. 3.00%, 5/15/25	33,000	31,706
0.95%, 3/15/26	10,000	8,890

Public Service Enterprise Group, Inc. 2.88%, 6/15/24	82,000	79,363
0.80%, 8/15/25	18,000	16,193

PulteGroup, Inc. 5.50%, 3/1/26	73,000	73,339

QUALCOMM, Inc. 3.45%, 5/20/25	93,000	90,513

Ralph Lauren Corp. 3.75%, 9/15/25	36,000	35,003

Raytheon Technologies Corp. 3.95%, 8/16/25	124,000	121,248

Regions Financial Corp. 2.25%, 5/18/25	37,000	34,629

Republic Services, Inc. 0.88%, 11/15/25	65,000	58,091

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2022

Investments	Principal Amount	Value
2.90%, 7/1/26	$62,000	$57,966

Roper Technologies, Inc. 2.35%, 9/15/24	46,000	43,917
1.00%, 9/15/25	16,000	14,370

Royalty Pharma PLC 1.20%, 9/2/25	26,000	23,297
1.75%, 9/2/27	110,000	93,478

S&P Global, Inc. 2.95%, 1/22/27	50,000	46,816

Sherwin-Williams Co. 3.13%, 6/1/24	9,000	8,747
3.45%, 6/1/27	190,000	178,385

SITE Centers Corp. 4.25%, 2/1/26	90,000	85,127

Southern California Gas Co. 3.15%, 9/15/24	100,000	97,349

Southern Co. 3.25%, 7/1/26	177,000	166,798

Southern Co. Gas Capital Corp. 3.25%, 6/15/26	100,000	93,737

Southwestern Electric Power Co. 1.65%, 3/15/26, Series N	121,000	108,554

Stanley Black & Decker, Inc. 3.40%, 3/1/26	37,000	35,323

Starbucks Corp. 2.45%, 6/15/26	50,000	46,411

State Street Corp. 3.55%, 8/18/25	79,000	76,953

Steel Dynamics, Inc. 1.65%, 10/15/27	180,000	151,236

Stifel Financial Corp. 4.25%, 7/18/24	7,000	6,870

Stryker Corp. 3.38%, 5/15/24	24,000	23,439

SVB Financial Group 1.80%, 10/28/26(c)	100,000	87,727

Synchrony Financial 4.38%, 3/19/24	12,000	11,789
4.25%, 8/15/24	162,000	158,530
3.70%, 8/4/26	68,000	62,854

Take-Two Interactive Software, Inc. 3.70%, 4/14/27	150,000	141,350

Target Corp. 2.25%, 4/15/25	54,000	51,254

TCI Communications, Inc. 7.88%, 2/15/26	100,000	108,554

TD SYNNEX Corp. 1.75%, 8/9/26	125,000	106,381

Teledyne Technologies, Inc. 1.60%, 4/1/26	70,000	62,619

Textron, Inc. 4.00%, 3/15/26	14,000	13,500

Toyota Motor Credit Corp. 2.00%, 10/7/24(c)	27,000	25,702
3.00%, 4/1/25	166,000	159,596
0.80%, 10/16/25	168,000	150,684
5.45%, 11/10/27	250,000	256,152

Truist Bank 3.20%, 4/1/24	46,000	44,970

Truist Financial Corp. 4.00%, 5/1/25	54,000	52,922
3.70%, 6/5/25	101,000	98,253
1.20%, 8/5/25(c)	52,000	47,644
1.13%, 8/3/27	221,000	186,652

Tyson Foods, Inc. 3.95%, 8/15/24	91,000	89,655
4.00%, 3/1/26	45,000	43,632

U.S. Bancorp 3.95%, 11/17/25	66,000	64,667
3.15%, 4/27/27, Series X	79,000	74,302

Union Pacific Corp. 3.25%, 8/15/25	23,000	22,178

UnitedHealth Group, Inc. 2.38%, 8/15/24	104,000	100,179

Valero Energy Corp. 2.15%, 9/15/27	84,000	73,828

Verizon Communications, Inc. 3.50%, 11/1/24	140,000	136,073
3.38%, 2/15/25	46,000	44,605
1.45%, 3/20/26	106,000	95,309
2.63%, 8/15/26	101,000	93,364

VF Corp. 2.40%, 4/23/25	34,000	31,948

Virginia Electric and Power Co. 3.45%, 2/15/24	92,000	90,743

VMware, Inc. 1.40%, 8/15/26	342,000	298,409

Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	75,000	73,241
3.45%, 6/1/26	76,000	72,326

Waste Management, Inc. 3.15%, 11/15/27(c)	120,000	112,106

WEC Energy Group, Inc. 0.80%, 3/15/24	10,000	9,484
3.55%, 6/15/25	26,000	24,931

Wells Fargo & Co. 3.30%, 9/9/24	146,000	141,906
3.00%, 2/19/25	86,000	82,453
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; Secured Overnight Financing Rate + 1.087% thereafter)(a)	145,000	137,424
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(a)(d)	100,000	93,351
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	236,000	219,740
4.10%, 6/3/26	50,000	48,378
3.00%, 10/23/26	135,000	124,907
4.30%, 7/22/27	382,000	368,126

Western Union Co. 2.85%, 1/10/25	57,000	54,477
1.35%, 3/15/26	13,000	11,398

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2022

Investments	Principal Amount	Value

Whirlpool Corp. 3.70%, 5/1/25	$41,000	$39,896

Willis North America, Inc. 4.65%, 6/15/27	110,000	106,541

WRKCo, Inc. 3.00%, 9/15/24	30,000	28,694
3.75%, 3/15/25	89,000	86,238

WW Grainger, Inc. 1.85%, 2/15/25	32,000	30,065

Xcel Energy, Inc. 3.30%, 6/1/25	14,000	13,452
1.75%, 3/15/27	70,000	61,488

Xilinx, Inc. 2.95%, 6/1/24	30,000	29,187

Zimmer Biomet Holdings, Inc. 3.55%, 4/1/25	95,000	91,746

Zoetis, Inc. 3.00%, 9/12/27	80,000	74,090

Total United States		35,428,950
TOTAL CORPORATE BONDS (Cost: $38,841,221)		37,056,463

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%

United States – 1.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(e)
(Cost: $613,530)	613,530	$613,530

TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $39,454,751)		37,669,993

Other Assets less Liabilities – (0.7)%		(267,221)

NET ASSETS – 100.0%		$37,402,772
(a)	Rate shown reflects the accrual rate as of December 31, 2022 on securities with variable or step rates.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $868,544 and the total market value of the collateral held by the Fund was $893,756. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $280,226.

(d)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(e)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 - Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$37,056,463	$—	$37,056,463
Investment of Cash Collateral for Securities Loaned	—	613,530	—	613,530
Total Investments in Securities	$—	$37,669,993	$—	$37,669,993

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2022

Investments	Shares	Value

COMMON STOCKS – 88.4%

Brazil – 3.9%

Ambev SA	44,571	$122,576

B3 SA – Brasil Bolsa Balcao	66,205	165,646

Banco Santander Brasil SA	4,251	22,697

CCR SA	13,064	26,772

Centrais Eletricas Brasileiras SA	4,799	38,285

Cosan SA	5,498	17,828

Equatorial Energia SA	8,802	45,046

Getnet Adquirencia e Servicos para Meios de Pagamento SA	1,111	993

Hapvida Participacoes e Investimentos SA*(a)	48,922	47,071

JBS SA	13,136	54,711

Klabin SA	8,748	33,088

Localiza Rent a Car SA	5,843	58,875

Lojas Renner SA	11,835	45,908

Magazine Luiza SA*	37,363	19,390

Natura & Co. Holding SA	6,544	14,390

Raia Drogasil SA	3,743	16,816

Rumo SA	13,064	46,048

Suzano SA	6,170	56,374

Telefonica Brasil SA	6,532	47,446

Vale SA	34,775	585,407

Via SA*	15,960	7,255

Vibra Energia SA	8,748	25,765

WEG SA	16,008	116,761

Total Brazil		1,615,148

Chile – 0.6%

Banco de Chile	496,467	51,281

Banco de Credito e Inversiones SA	592	16,948

Banco Santander Chile	739,446	29,467

Cencosud SA	28,528	46,712

Empresas CMPC SA	3,682	6,119

Empresas COPEC SA	3,910	29,047

Enel Americas SA	342,127	45,580

Falabella SA	5,617	10,879

Total Chile		236,033

China – 29.1%

Agricultural Bank of China Ltd., Class H	267,000	91,680

Airtac International Group	1,000	30,291

Alibaba Group Holding Ltd.*	118,600	1,310,611

Anhui Conch Cement Co. Ltd., Class H	12,500	43,722

ANTA Sports Products Ltd.	11,000	144,178

Baidu, Inc., ADR*	2,142	245,002

Bank of China Ltd., Class H	616,000	224,145

Bank of Communications Co. Ltd., Class H	92,000	52,925

BeiGene Ltd., ADR*	373	82,038

Bilibili, Inc., ADR*	1,237	29,305

BYD Co. Ltd., Class H	6,500	160,398

BYD Electronic International Co. Ltd.	3,500	11,256

China Conch Venture Holdings Ltd.	19,000	41,287

China Construction Bank Corp., Class H	775,000	485,557

China Everbright Bank Co. Ltd., Class H	59,000	17,991

China International Capital Corp. Ltd., Class H(a)(b)	23,600	45,053

China Life Insurance Co. Ltd., Class H	59,000	101,295

China Longyuan Power Group Corp. Ltd., Class H	25,000	30,557

China Mengniu Dairy Co. Ltd.*	24,000	108,854

China Merchants Bank Co. Ltd., Class H	42,000	234,889

China Minsheng Banking Corp. Ltd., Class H	29,500	10,205

China Overseas Land & Investment Ltd.	33,500	88,418

China Pacific Insurance Group Co. Ltd., Class H	26,200	58,342

China Petroleum & Chemical Corp., Class H	186,000	89,843

China Resources Beer Holdings Co. Ltd.	8,000	55,913

China Resources Gas Group Ltd.	6,200	23,275

China Resources Land Ltd.	22,000	100,769

China Shenhua Energy Co. Ltd., Class H	40,500	117,012

China Taiping Insurance Holdings Co. Ltd.	18,000	22,417

China Tower Corp. Ltd., Class H(a)	360,000	38,745

China Yangtze Power Co. Ltd., Class A	17,900	54,330

CITIC Ltd.	50,000	52,787

CITIC Securities Co. Ltd., Class H	34,500	69,752

CMOC Group Ltd., Class H	12,000	5,535

Contemporary Amperex Technology Co. Ltd., Class A	800	45,490

COSCO Shipping Holdings Co. Ltd., Class H(b)	44,300	45,180

Country Garden Holdings Co. Ltd.(b)	120,000	41,051

Country Garden Services Holdings Co. Ltd.	12,000	29,889

CSPC Pharmaceutical Group Ltd.	104,000	109,264

Daqo New Energy Corp., ADR*	593	22,896

ENN Energy Holdings Ltd.	7,000	98,297

Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,140	36,125

Fosun International Ltd.	13,500	11,001

Fuyao Glass Industry Group Co. Ltd., Class H(a)	9,600	40,282

GDS Holdings Ltd., ADR*	1,143	23,569

Geely Automobile Holdings Ltd.	57,000	83,255

GF Securities Co. Ltd., Class H	36,000	51,752

Great Wall Motor Co. Ltd., Class H(b)	27,500	35,798

H World Group Ltd., ADR	1,944	82,464

Haier Smart Home Co. Ltd., Class H	20,400	69,525

Haitong Securities Co. Ltd., Class H	36,000	22,140

Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	1,100	12,712

Huatai Securities Co. Ltd., Class H(a)	29,800	34,096

Industrial & Commercial Bank of China Ltd., Class H	522,000	268,860

Innovent Biologics, Inc.*(a)	9,500	40,775

iQIYI, Inc., ADR*(b)	2,204	11,681

JD Health International, Inc.*(a)	4,500	41,137

JD.com, Inc., ADR	6,995	392,629

JD.com, Inc., Class A	1,588	44,802

JOYY, Inc., ADR	802	25,335

Kingdee International Software Group Co. Ltd.*	16,000	34,317

Kweichow Moutai Co. Ltd., Class A	600	149,765

Lenovo Group Ltd.	70,000	57,489

Li Auto, Inc., ADR*	1,793	36,577

Li Ning Co. Ltd.	17,500	151,907

Longfor Group Holdings Ltd.(a)	15,500	48,258

LONGi Green Energy Technology Co. Ltd., Class A	3,872	23,650

Luzhou Laojiao Co. Ltd., Class A	900	29,174

Meituan, Class B*(a)	28,100	628,969

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2022

Investments	Shares	Value

Muyuan Foods Co. Ltd., Class A	700	$4,932

NetEase, Inc., ADR	3,311	240,478

New China Life Insurance Co. Ltd., Class H	14,900	36,463

NIO, Inc., ADR*	10,546	102,823

People’s Insurance Co. Group of China Ltd., Class H	90,000	29,866

PetroChina Co. Ltd., Class H	182,000	83,247

PICC Property & Casualty Co. Ltd., Class H	78,000	74,053

Pinduoduo, Inc., ADR*	3,164	258,024

Ping An Bank Co. Ltd., Class A	22,500	42,796

Ping An Healthcare and Technology Co. Ltd.*(a)(b)	3,900	10,643

Ping An Insurance Group Co. of China Ltd., Class H	50,500	334,189

Postal Savings Bank of China Co. Ltd., Class H(a)	125,000	77,675

SF Holding Co. Ltd., Class A	5,400	45,080

Shenzhou International Group Holdings Ltd.	7,100	79,870

Shimao Group Holdings Ltd.*†	9,500	1,411

Silergy Corp.	2,000	28,404

Sino Biopharmaceutical Ltd.	48,000	28,105

Smoore International Holdings Ltd.(a)	5,000	7,764

Sunac China Holdings Ltd.*†	19,000	2,508

Sunny Optical Technology Group Co. Ltd.	6,100	72,567

Tencent Holdings Ltd.	44,400	1,900,025

Tencent Music Entertainment Group, ADR*	4,535	37,550

Trip.com Group Ltd., ADR*	4,304	148,058

Want Want China Holdings Ltd.	67,000	44,810

Weibo Corp., ADR*	1,084	20,726

Weichai Power Co. Ltd., Class H	23,000	30,883

Wharf Holdings Ltd.	9,000	26,464

Wuliangye Yibin Co. Ltd., Class A	3,300	86,181

WuXi AppTec Co. Ltd., Class H(a)	3,640	38,452

Wuxi Biologics Cayman, Inc.*(a)	29,000	222,378

Xiaomi Corp., Class B*(a)	124,200	174,088

Xinyi Solar Holdings Ltd.	52,026	57,592

XPeng, Inc., Class A, ADR*	1,220	12,127

Yum China Holdings, Inc.	3,000	163,950

Zai Lab Ltd., ADR*	846	25,972

Zijin Mining Group Co. Ltd., Class H	54,000	73,200

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	51,200	24,206

ZTE Corp., Class H	18,200	40,108

ZTO Express Cayman, Inc., ADR	2,641	70,964

Total China		11,917,120

Czech Republic – 0.1%

CEZ A/S	1,638	55,729

Hungary – 0.2%

MOL Hungarian Oil & Gas PLC	526	3,648

OTP Bank Nyrt	1,619	43,623

Richter Gedeon Nyrt	1,916	42,383

Total Hungary		89,654

India – 14.5%

Adani Green Energy Ltd.*	2,666	62,253

Adani Ports & Special Economic Zone Ltd.	4,654	46,022

Ambuja Cements Ltd.	7,757	49,141

Apollo Hospitals Enterprise Ltd.	984	53,257

Asian Paints Ltd.	2,670	99,658

Aurobindo Pharma Ltd.	3,062	16,222

Avenue Supermarts Ltd.*(a)	1,899	93,395

Axis Bank Ltd.	18,781	211,976

Bajaj Finance Ltd.	2,301	182,878

Bajaj Finserv Ltd.	3,336	62,415

Bandhan Bank Ltd.*(a)	7,602	21,520

Bharti Airtel Ltd.	19,743	192,371

Britannia Industries Ltd.	582	30,303

Cipla Ltd.	2,630	34,205

Divi’s Laboratories Ltd.	953	39,318

Dr. Reddy’s Laboratories Ltd.	997	51,068

GAIL India Ltd.	7,017	8,147

Godrej Consumer Products Ltd.*	4,374	46,212

Grasim Industries Ltd.	3,410	71,040

HCL Technologies Ltd.	9,204	115,626

HDFC Life Insurance Co. Ltd.(a)	2,048	14,018

Hindalco Industries Ltd.	17,510	100,186

Hindustan Unilever Ltd.	6,820	211,125

Housing Development Finance Corp. Ltd.	13,635	434,711

ICICI Bank Ltd.	40,940	440,848

ICICI Lombard General Insurance Co. Ltd.(a)	220	3,289

Infosys Ltd.	27,198	495,830

ITC Ltd.	23,580	94,500

JSW Steel Ltd.	8,328	77,316

Kotak Mahindra Bank Ltd.	3,691	81,523

Larsen & Toubro Ltd.	6,534	164,736

Lupin Ltd.	2,580	22,881

Mahindra & Mahindra Ltd.	6,766	102,165

Marico Ltd.	4,374	26,956

Maruti Suzuki India Ltd.	1,151	116,792

NTPC Ltd.	32,078	64,540

Oil & Natural Gas Corp. Ltd.	20,183	35,801

Pidilite Industries Ltd.	1,233	38,007

Power Grid Corp. of India Ltd.	26,566	68,623

Reliance Industries Ltd.	23,059	709,971

Samvardhana Motherson International Ltd.	15,163	13,590

SBI Life Insurance Co. Ltd.(a)	3,854	57,360

Shriram Finance Ltd.	2,223	36,998

State Bank of India	13,642	101,198

Sun Pharmaceutical Industries Ltd.	6,702	81,124

Tata Consultancy Services Ltd.	7,530	296,421

Tata Consumer Products Ltd.	6,568	60,889

Tata Motors Ltd.*	15,967	74,875

Tata Steel Ltd.	51,706	70,406

Tech Mahindra Ltd.	6,282	77,179

Titan Co. Ltd.	2,194	68,886

UltraTech Cement Ltd.	1,093	91,940

UPL Ltd.	2,599	22,498

Vedanta Ltd.	17,525	65,329

Wipro Ltd.	8,748	41,530

Total India		5,951,068

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2022

Investments	Shares	Value

Indonesia – 1.9%

Astra International Tbk PT	224,000	$82,017

Bank Central Asia Tbk PT	430,800	236,605

Bank Mandiri Persero Tbk PT	208,700	133,056

Bank Rakyat Indonesia Persero Tbk PT	486,400	154,348

Charoen Pokphand Indonesia Tbk PT	123,300	44,750

Telkom Indonesia Persero Tbk PT	434,700	104,713

Unilever Indonesia Tbk PT	98,300	29,678

Total Indonesia		785,167

Luxembourg – 0.1%

Reinet Investments SCA	1,488	28,628

Malaysia – 1.3%

CIMB Group Holdings Bhd	78,243	103,021

Dialog Group Bhd	25,600	14,238

Hartalega Holdings Bhd	25,600	9,880

Hong Leong Bank Bhd	5,900	27,538

IHH Healthcare Bhd	37,200	52,528

Malayan Banking Bhd	3,850	7,604

Petronas Chemicals Group Bhd	31,500	61,498

Petronas Gas Bhd	15,700	61,018

Press Metal Aluminium Holdings Bhd	37,600	41,654

Public Bank Bhd	101,900	99,934

Tenaga Nasional Bhd	14,900	32,574

Top Glove Corp. Bhd*	25,100	5,157

Total Malaysia		516,644

Mexico – 2.7%

America Movil SAB de CV, Series L	297,517	269,925

Cemex SAB de CV, Series CPO*	121,232	49,022

Fibra Uno Administracion SA de CV	27,368	32,245

Fomento Economico Mexicano SAB de CV	19,098	148,601

Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,915	41,757

Grupo Aeroportuario del Sureste SAB de CV, Class B	2,520	58,795

Grupo Bimbo SAB de CV, Series A	17,866	75,508

Grupo Financiero Banorte SAB de CV, Class O	22,851	164,060

Grupo Mexico SAB de CV, Series B	24,064	84,477

Grupo Televisa SAB, Series CPO	18,217	16,565

Sitios Latinoamerica SAB de CV*(b)	15,432	7,404

Wal-Mart de Mexico SAB de CV	49,912	175,677

Total Mexico		1,124,036

Philippines – 0.6%

ACEN Corp.	8,730	1,194

Ayala Corp.	3,710	46,269

Ayala Land, Inc.	108,000	59,690

Bank of the Philippine Islands	18,970	34,721

BDO Unibank, Inc.	22,632	42,927

JG Summit Holdings, Inc.	27,730	25,029

SM Investments Corp.	20	323

SM Prime Holdings, Inc.	86,200	54,912

Total Philippines		265,065

Poland – 0.7%

Allegro.eu SA*(a)	3,338	19,124

Bank Polska Kasa Opieki SA	2,237	44,115

CD Projekt SA	616	18,207

Dino Polska SA*(a)	95	8,128

KGHM Polska Miedz SA	1,795	51,870

Polski Koncern Naftowy Orlen SA	2,855	41,814

Powszechna Kasa Oszczednosci Bank Polski SA	4,151	28,665

Powszechny Zaklad Ubezpieczen SA	6,852	55,332

Total Poland		267,255

Russia – 0.0%

Gazprom PJSC†	99,020	0

Lukoil PJSC, ADR†	2,998	0

Magnit PJSC, GDR*†	903	0

MMC Norilsk Nickel PJSC, ADR*†	375	0

Mobile TeleSystems PJSC, ADR*†	2,887	0

Novatek PJSC†	6,960	0

Novolipetsk Steel PJSC*†	12,900	0

Polymetal International PLC*	2,011	5,939

Polyus PJSC*†	326	0

Rosneft Oil Co. PJSC†	3,254	0

Rosneft Oil Co. PJSC, GDR*†(c)	1,340	0

Sberbank of Russia PJSC, ADR*†	21,191	0

Severstal PAO, GDR*†(c)	2,080	0

Surgutneftegas PJSC†	112,960	0

Tatneft PJSC†	12,210	0

TCS Group Holding PLC, GDR*†(c)	430	0

X5 Retail Group NV, GDR*†(c)	1,673	0

Yandex NV, Class A*†	2,324	0

Total Russia		5,939

South Africa – 5.4%

Absa Group Ltd.	7,540	85,925

Anglo American Platinum Ltd.	712	59,625

AngloGold Ashanti Ltd.	4,810	93,071

Aspen Pharmacare Holdings Ltd.	5,203	41,688

Bid Corp. Ltd.	2,134	41,369

Bidvest Group Ltd.	3,682	46,393

Capitec Bank Holdings Ltd.	499	54,506

Clicks Group Ltd.	843	13,381

Discovery Ltd.*	3,872	28,070

Exxaro Resources Ltd.	2,073	26,476

FirstRand Ltd.	30,660	111,936

Gold Fields Ltd.	7,314	75,719

Growthpoint Properties Ltd.	40,461	34,576

Impala Platinum Holdings Ltd.	5,293	66,303

Mr. Price Group Ltd.	3,561	33,264

MTN Group Ltd.	15,647	117,065

MultiChoice Group	3,652	25,164

Naspers Ltd., Class N	3,914	649,689

Nedbank Group Ltd.	5,186	64,792

Northam Platinum Holdings Ltd.*	3,444	37,887

Old Mutual Ltd.	64,479	39,639

Remgro Ltd.	5,571	43,556

Sanlam Ltd.	18,638	53,367

Sasol Ltd.	5,177	81,977

Shoprite Holdings Ltd.	6,730	89,391

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2022

Investments	Shares	Value

Sibanye Stillwater Ltd.	17,106	$44,959

Standard Bank Group Ltd.	6,374	62,856

Vodacom Group Ltd.	4,080	29,422

Woolworths Holdings Ltd.	11,873	46,355

Total South Africa		2,198,421

South Korea – 10.8%

Amorepacific Corp.*	405	44,039

Celltrion Healthcare Co. Ltd.	858	39,355

Celltrion, Inc.	742	94,180

CJ CheilJedang Corp.	59	17,754

Coway Co. Ltd.*	371	16,401

E-Mart, Inc.	149	11,548

Hana Financial Group, Inc.	2,283	75,919

Hankook Tire & Technology Co. Ltd.*	766	18,870

Hanon Systems	1,952	12,488

Hanwha Solutions Corp.*	1,153	39,208

HLB, Inc.*	1,064	23,897

Hyundai Engineering & Construction Co. Ltd.*	1,052	29,035

Hyundai Glovis Co. Ltd.*	149	19,266

Hyundai Motor Co.	1,268	151,418

Hyundai Steel Co.*	616	14,907

Kakao Corp.	250	10,498

KB Financial Group, Inc.	2,574	98,726

Kia Corp.*	2,022	94,824

Korea Electric Power Corp.	1,983	34,187

Korea Investment Holdings Co. Ltd.*	397	16,734

Korea Shipbuilding & Offshore Engineering Co. Ltd.	306	17,109

Korean Air Lines Co. Ltd.*	1,367	24,810

KT&G Corp.*	706	51,087

Kumho Petrochemical Co. Ltd.*	225	22,420

LG Chem Ltd.	381	180,783

LG Display Co. Ltd.*	2,783	27,401

LG Electronics, Inc.*	749	51,236

LG H&H Co. Ltd.*	62	35,401

Lotte Chemical Corp.*	90	12,705

NAVER Corp.	909	127,598

NCSoft Corp.*	131	46,412

Orion Corp.*	207	20,954

POSCO Chemical Co. Ltd.	246	35,018

POSCO Holdings, Inc.	471	102,990

S-Oil Corp.	444	29,284

Samsung Biologics Co. Ltd.*(a)	126	81,808

Samsung Electro-Mechanics Co. Ltd.*	445	45,925

Samsung Electronics Co. Ltd.	41,520	1,815,782

Samsung Fire & Marine Insurance Co. Ltd.*	225	35,587

Samsung Heavy Industries Co. Ltd.*	3,632	14,677

Samsung Life Insurance Co. Ltd.*	397	22,291

Samsung SDI Co. Ltd.	433	202,375

Samsung SDS Co. Ltd.*	248	24,123

Shinhan Financial Group Co. Ltd.	3,502	97,485

SK Hynix, Inc.	4,158	246,619

SK Innovation Co. Ltd.*	373	45,427

SK Square Co. Ltd.*	178	4,723

SK Telecom Co. Ltd.	615	23,053

SK, Inc.	371	55,452

Woori Financial Group, Inc.	4,221	38,555

Yuhan Corp.*	426	19,270

Total South Korea		4,421,614

Taiwan – 13.9%

Acer, Inc.	57,000	43,674

Advantech Co. Ltd.	1,000	10,769

ASE Technology Holding Co. Ltd.	33,000	100,818

Asia Cement Corp.	4,000	5,336

AUO Corp.*	39,800	19,424

Cathay Financial Holding Co. Ltd.	72,468	94,312

Chang Hwa Commercial Bank Ltd.	22,220	12,398

Cheng Shin Rubber Industry Co. Ltd.	19,000	20,956

China Development Financial Holding Corp.	116,000	47,554

China Steel Corp.	99,000	95,987

Chunghwa Telecom Co. Ltd.	31,000	113,972

Compal Electronics, Inc.	53,000	39,747

CTBC Financial Holding Co. Ltd.	143,000	102,822

Delta Electronics, Inc.	12,000	111,858

E.Sun Financial Holding Co. Ltd.	91,795	71,828

Evergreen Marine Corp. Taiwan Ltd.*	5,600	29,698

Far EasTone Telecommunications Co. Ltd.	8,000	17,153

First Financial Holding Co. Ltd.	87,660	75,580

Formosa Chemicals & Fibre Corp.	30,000	68,813

Formosa Petrochemical Corp.	8,000	20,901

Formosa Plastics Corp.	33,000	93,195

Fubon Financial Holding Co. Ltd.	57,739	105,764

Giant Manufacturing Co. Ltd.	2,036	13,282

Hon Hai Precision Industry Co. Ltd.	101,000	328,282

Hotai Motor Co. Ltd.	2,000	38,262

Hua Nan Financial Holdings Co. Ltd.	130,698	95,465

Innolux Corp.*	50,200	18,048

Largan Precision Co. Ltd.	1,000	66,373

Lite-On Technology Corp.	30,000	62,273

MediaTek, Inc.	10,000	203,348

Mega Financial Holding Co. Ltd.	83,650	82,601

Nan Ya Plastics Corp.	36,000	83,161

Nanya Technology Corp.	17,000	28,319

Novatek Microelectronics Corp.	4,000	41,060

President Chain Store Corp.	2,000	17,699

Quanta Computer, Inc.	24,000	56,456

SinoPac Financial Holdings Co. Ltd.	118,340	64,492

Taishin Financial Holding Co. Ltd.	94,103	46,232

Taiwan Cement Corp.	39,997	43,790

Taiwan Cooperative Financial Holding Co. Ltd.	82,113	69,462

Taiwan Mobile Co. Ltd.	21,000	64,704

Taiwan Semiconductor Manufacturing Co. Ltd.	177,000	2,582,828

Uni-President Enterprises Corp.	55,000	119,178

Unimicron Technology Corp.	8,000	31,234

United Microelectronics Corp.*	95,000	125,799

Winbond Electronics Corp.	38,000	24,233

Yuanta Financial Holding Co. Ltd.	94,490	66,712

Total Taiwan		5,675,852

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2022

Investments	Shares	Value

Thailand – 2.5%

Advanced Info Service PCL, NVDR	14,300	$80,511

Airports of Thailand PCL, NVDR*	33,700	72,975

Bangkok Dusit Medical Services PCL, NVDR	61,500	51,494

Central Pattana PCL, NVDR	36,700	75,233

Charoen Pokphand Foods PCL, NVDR	52,600	37,664

CP ALL PCL, NVDR	34,600	68,181

Delta Electronics Thailand PCL, NVDR	2,700	64,704

Energy Absolute PCL, NVDR	22,500	63,014

Gulf Energy Development PCL, NVDR	11,900	18,983

Home Product Center PCL, NVDR	74,300	33,251

Intouch Holdings PCL, NVDR	14,900	33,233

Kasikornbank PCL, NVDR	11,200	47,698

Minor International PCL, NVDR*	39,200	36,501

PTT Exploration & Production PCL, NVDR	11,200	57,075

PTT Global Chemical PCL, NVDR	22,500	30,695

PTT Oil & Retail Business PCL, NVDR	56,200	38,619

PTT PCL, NVDR	110,700	106,273

SCB X PCL, NVDR	4,200	12,975

Siam Cement PCL, NVDR	8,600	84,920

Total Thailand		1,013,999

Turkey – 0.1%

BIM Birlesik Magazalar AS	4,994	36,522
TOTAL COMMON STOCKS (Cost: $43,038,303)		36,203,894

PREFERRED STOCKS – 2.4%

Brazil – 2.2%

Banco Bradesco SA	63,105	181,077

Gerdau SA	12,692	70,603

Itau Unibanco Holding SA	44,039	208,528

Itausa SA	55,616	89,643

Petroleo Brasileiro SA	78,438	363,981

Total Brazil		913,832

Chile – 0.2%
Sociedad Quimica y Minera de Chile SA, Class B	772	62,162
TOTAL PREFERRED STOCKS (Cost: $975,668)		975,994

RIGHTS – 0.0%

South Korea – 0.0%

Lotte Chemical Corp., expiring 1/20/23*
(Cost: $0)	18	505

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%

United States – 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(d)
(Cost: $133,352)	133,352	133,352

TOTAL INVESTMENTS IN SECURITIES – 91.1% (Cost: $44,147,323)		37,313,745

Other Assets less Liabilities – 8.9%		3,664,456

NET ASSETS – 100.0%		$40,978,201
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $3,919, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $165,191 and the total market value of the collateral held by the Fund was $176,733. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $43,381.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	24	3/31/23	$4,921,875	$7,130
5 Year U.S. Treasury Note	47	3/31/23	5,072,695	3,312
10 Year U.S. Treasury Note	44	3/22/23	4,941,063	(19,551)
U.S. Treasury Long Bond	39	3/22/23	4,888,406	(49,113)
Ultra 10 Year U.S. Treasury Note	42	3/22/23	4,967,813	(40,320)
			$24,791,852	$(98,542)

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Brazil	$1,614,155	$993	$—		$1,615,148
China	11,913,201	—	3,919	*	11,917,120
Russia	5,939	—	0	*	5,939
Other	22,665,687	—	—		22,665,687
Preferred Stocks	975,994	—	—		975,994
Rights	—	505	—		505
Investment of Cash Collateral for Securities Loaned	—	133,352	—		133,352
Total Investments in Securities	$37,174,976	$134,850	$3,919		$37,313,745
Financial Derivative Instruments
Futures Contracts[1]	$10,442	$—	$—		$10,442
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(108,984)	$—	$—		$(108,984)
Total – Net	$37,076,434	$134,850	$3,919		$37,215,203
*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2022

Investments	Shares	Value

COMMON STOCKS – 90.2%

Australia – 7.3%

ANZ Group Holdings Ltd.	39,860	$639,555

Aristocrat Leisure Ltd.	9,250	191,449

ASX Ltd.	3,875	178,745

BHP Group Ltd.	69,603	2,153,794

Brambles Ltd.	20,500	167,798

Cochlear Ltd.	110	15,227

Coles Group Ltd.	18,500	209,765

Commonwealth Bank of Australia	24,750	1,722,060

CSL Ltd.	6,510	1,270,390

Dexus	3,000	15,767

Fortescue Metals Group Ltd.	22,500	312,949

Goodman Group	25,229	297,013

Insurance Australia Group Ltd.	43,375	139,720

Lottery Corp. Ltd.*	26,375	80,130

Macquarie Group Ltd.	4,851	549,249

National Australia Bank Ltd.	46,143	940,634

Newcrest Mining Ltd.	10,751	150,482

Northern Star Resources Ltd.	16,676	123,379

QBE Insurance Group Ltd.	25,125	228,827

Ramsay Health Care Ltd.	2,500	109,691

Rio Tinto Ltd.	20,499	1,472,040

Santos Ltd.	11,875	57,499

Scentre Group	36,263	70,824

Sonic Healthcare Ltd.	8,875	180,377

South32 Ltd.	67,250	182,422

Stockland	12,386	30,490

Tabcorp Holdings Ltd.	26,375	19,228

Telstra Group Ltd.	91,125	246,568

Transurban Group	38,375	337,792

Wesfarmers Ltd.	17,375	540,951

Westpac Banking Corp.	51,250	811,534

Woodside Energy Group Ltd.	23,773	571,352

Woolworths Group Ltd.	19,626	446,662

Total Australia		14,464,363

Austria – 0.1%

Erste Group Bank AG	3,723	118,804

Belgium – 0.7%

Ageas SA/NV	2,500	110,514

Anheuser-Busch InBev SA	11,125	668,102

KBC Group NV	3,344	214,419

Solvay SA	625	63,008

UCB SA	1,500	117,760

Umicore SA	3,058	112,008

Total Belgium		1,285,811

China – 0.4%

BOC Hong Kong Holdings Ltd.	65,500	223,230

Prosus NV*	7,131	490,501

WH Group Ltd.(a)	244,500	142,221

Total China		855,952

Denmark – 3.0%

Ambu A/S, Class B*	3,375	43,109

AP Moller – Maersk A/S, Class B	125	280,216

Carlsberg A/S, Class B	771	102,153

Chr Hansen Holding A/S	1,500	107,573

Coloplast A/S, Class B	2,104	245,190

Danske Bank A/S	3,378	66,563

DSV A/S	3,196	502,941

Genmab A/S*	875	369,321

GN Store Nord A/S	2,375	54,451

Novo Nordisk A/S, Class B	23,705	3,191,126

Novozymes A/S, Class B	3,000	151,510

Orsted A/S(a)	2,886	261,477

Pandora A/S	1,375	96,319

Vestas Wind Systems A/S	13,889	402,845

Total Denmark		5,874,794

Finland – 1.1%

Elisa Oyj	1,385	73,109

Fortum Oyj	6,226	103,259

Kesko Oyj, Class B	5,125	112,784

Kone Oyj, Class B	5,875	302,845

Neste Oyj	6,500	298,435

Nokia Oyj	89,118	411,546

Nordea Bank Abp	38,114	408,520

Sampo Oyj, Class A	5,125	267,028

Stora Enso Oyj, Class R	5,628	78,985

UPM-Kymmene Oyj	5,375	200,375

Total Finland		2,256,886

France – 10.9%

Air Liquide SA	7,523	1,063,029

Airbus SE	8,611	1,020,283

Alstom SA	4,374	106,527

Arkema SA	250	22,380

Atos SE*(b)	1,250	12,023

AXA SA	27,750	771,649

BNP Paribas SA	14,545	826,607

Bouygues SA	834	24,958

Bureau Veritas SA	1,125	29,548

Capgemini SE	2,649	440,893

Carrefour SA	4,256	71,040

Cie de Saint-Gobain	7,875	383,670

Cie Generale des Etablissements Michelin SCA	7,500	207,994

Credit Agricole SA	9,076	95,227

Danone SA	8,500	446,596

Dassault Systemes SE	10,976	392,365

Edenred	2,750	149,330

Eiffage SA	377	36,984

Engie SA	27,288	389,900

EssilorLuxottica SA	3,852	695,589

Hermes International	396	610,702

Kering SA	1,125	570,912

L’Oreal SA	3,754	1,336,553

Legrand SA	4,000	319,406

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2022

Investments	Shares	Value

LVMH Moet Hennessy Louis Vuitton SE	4,000	$2,902,492

Orange SA	17,126	169,635

Pernod Ricard SA	3,125	612,835

Publicis Groupe SA*	2,875	182,321

Renault SA*	2,326	77,638

Safran SA	4,505	562,147

Sanofi	15,625	1,498,151

Sartorius Stedim Biotech	375	121,066

Schneider Electric SE	8,083	1,127,666

Societe Generale SA	10,128	253,798

Sodexo SA	1,000	95,497

Teleperformance	875	207,967

Thales SA	1,125	143,238

TotalEnergies SE	35,817	2,241,936

Unibail-Rodamco-Westfield*	1,534	79,615

Valeo	3,206	57,141

Veolia Environnement SA	7,000	179,298

Vinci SA	7,355	732,291

Vivendi SE	10,880	103,506

Worldline SA*(a)	3,772	147,058

Total France		21,519,461

Germany – 7.1%

adidas AG	2,875	391,091

Allianz SE, Registered Shares	5,893	1,263,521

BASF SE	13,250	656,004

Bayer AG, Registered Shares	13,398	691,000

Bayerische Motoren Werke AG	3,484	310,032

Beiersdorf AG	1,375	157,313

Brenntag SE	1,875	119,505

Continental AG	1,375	82,149

Covestro AG(a)	3,005	117,219

Daimler Truck Holding AG*	1,272	39,294

Delivery Hero SE*(a)	1,891	90,374

Deutsche Bank AG, Registered Shares	27,500	310,751

Deutsche Boerse AG	2,727	469,737

Deutsche Post AG, Registered Shares	14,203	533,263

Deutsche Telekom AG, Registered Shares	43,403	863,346

Deutsche Wohnen SE	3,500	74,278

E.ON SE	21,875	217,912

Fresenius Medical Care AG & Co. KGaA	2,266	73,930

Fresenius SE & Co. KGaA	5,250	147,080

Hannover Rueck SE	501	99,185

HeidelbergCement AG	1,592	90,526

HelloFresh SE*	2,500	54,777

Infineon Technologies AG	25,749	781,274

Knorr-Bremse AG	875	47,663

Mercedes-Benz Group AG, Registered Shares	10,639	697,164

Merck KGaA	1,906	367,983

MTU Aero Engines AG	752	162,280

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	2,000	648,888

Puma SE	1,500	90,769

RWE AG	9,739	432,284

SAP SE	15,357	1,579,808

Scout24 SE(a)	2,500	125,215

Siemens AG, Registered Shares	10,664	1,475,452

Siemens Energy AG*	6,392	119,894

Siemens Healthineers AG(a)	3,979	198,443

Symrise AG	1,625	176,290

Vonovia SE	6,224	146,269

Zalando SE*(a)	2,743	96,928

Total Germany		13,998,891

Hong Kong – 1.9%

AIA Group Ltd.	175,000	1,946,201

CK Asset Holdings Ltd.	54,500	335,521

CLP Holdings Ltd.	12,000	87,560

Hang Seng Bank Ltd.	14,100	234,490

Hong Kong & China Gas Co. Ltd.	149,100	141,746

Hong Kong Exchanges & Clearing Ltd.	12,600	544,362

Link REIT	39,712	291,545

MTR Corp. Ltd.	11,500	60,926

Power Assets Holdings Ltd.	11,500	62,989

Techtronic Industries Co. Ltd.	10,000	111,596

Total Hong Kong		3,816,936

Ireland – 0.5%

CRH PLC	10,372	409,683

Flutter Entertainment PLC*	2,320	316,435

Kerry Group PLC, Class A	1,621	145,736

Kingspan Group PLC	2,389	128,962

Smurfit Kappa Group PLC	1,753	64,658

Total Ireland		1,065,474

Israel – 0.4%

Bank Hapoalim BM	13,369	120,183

Bank Leumi Le-Israel BM	16,017	133,048

Check Point Software Technologies Ltd.*	1,273	160,602

Nice Ltd.*	1,252	241,281

Teva Pharmaceutical Industries Ltd., ADR*	737	6,721

Wix.com Ltd.*	738	56,700

Total Israel		718,535

Italy – 1.7%

Assicurazioni Generali SpA	13,373	237,135

Enel SpA	120,141	644,949

Eni SpA	35,002	496,310

Ferrari NV	1,755	374,979

FinecoBank Banca Fineco SpA	11,250	186,342

Intesa Sanpaolo SpA	228,139	505,954

Moncler SpA	3,375	178,297

Nexi SpA*(a)	8,383	65,902

Prysmian SpA	3,625	134,092

Snam SpA	7,000	33,820

Telecom Italia SpA*(b)	123,117	28,421

Terna – Rete Elettrica Nazionale	9,261	68,198

UniCredit SpA	27,250	385,983

Total Italy		3,340,382

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2022

Investments	Shares	Value

Japan – 20.2%

Aeon Co. Ltd.	12,500	$263,652

Ajinomoto Co., Inc.	12,500	381,883

Asahi Group Holdings Ltd.	12,100	377,732

Asahi Kasei Corp.	37,500	267,555

Astellas Pharma, Inc.	38,900	591,556

Bridgestone Corp.	12,500	444,409

Canon, Inc.(b)	24,000	519,398

Central Japan Railway Co.	500	61,408

Chugai Pharmaceutical Co. Ltd.	12,500	319,072

Dai-ichi Life Holdings, Inc.	25,000	567,282

Daiichi Sankyo Co. Ltd.	27,000	869,681

Daikin Industries Ltd.	1,100	168,404

Daiwa House Industry Co. Ltd.	11,700	269,478

FANUC Corp.	600	90,197

Fast Retailing Co. Ltd.	500	305,165

Fujitsu Ltd.	1,500	200,254

Hitachi Ltd.	12,500	633,882

Honda Motor Co. Ltd.	25,000	574,482

Hoya Corp.	1,700	163,693

ITOCHU Corp.	24,500	769,844

Japan Exchange Group, Inc.	12,500	179,762

Japan Post Holdings Co. Ltd.	62,500	525,550

Japan Tobacco, Inc.	25,000	504,187

Kao Corp.	12,500	497,840

KDDI Corp.	25,000	754,481

Keyence Corp.	900	350,737

Kirin Holdings Co. Ltd.	25,000	381,030

Komatsu Ltd.	23,400	510,049

Kubota Corp.	24,800	341,518

Kyowa Kirin Co. Ltd.	12,000	274,660

M3, Inc.	11,500	311,850

Marubeni Corp.	39,000	447,800

MINEBEA MITSUMI, Inc.	12,500	186,726

MISUMI Group, Inc.	12,300	268,382

Mitsubishi Chemical Group Corp.	50,000	259,464

Mitsubishi Corp.	25,000	811,512

Mitsubishi Electric Corp.	50,000	497,745

Mitsubishi Estate Co. Ltd.	27,300	354,013

Mitsubishi Heavy Industries Ltd.	9,100	360,979

Mitsubishi UFJ Financial Group, Inc.	250,000	1,684,414

Mitsui Fudosan Co. Ltd.	23,000	421,320

Mizuho Financial Group, Inc.	49,800	700,510

Murata Manufacturing Co. Ltd.	12,500	624,124

Nexon Co. Ltd.	11,600	260,406

Nidec Corp.	300	15,550

Nihon M&A Center Holdings, Inc.	11,400	140,745

Nintendo Co. Ltd.	12,500	524,082

Nippon Paint Holdings Co. Ltd.	22,700	178,751

Nippon Steel Corp.	23,100	401,267

Nippon Telegraph & Telephone Corp.	14,200	404,869

Nissan Motor Co. Ltd.	60,600	192,026

Nomura Holdings, Inc.	101,800	376,971

Nomura Research Institute Ltd.	2,300	54,299

NTT Data Corp.	14,800	216,709

Odakyu Electric Railway Co. Ltd.	12,500	162,094

Olympus Corp.	24,600	438,510

Ono Pharmaceutical Co. Ltd.	10,900	254,687

Otsuka Holdings Co. Ltd.	11,200	365,425

Pan Pacific International Holdings Corp.	11,300	210,079

Panasonic Holdings Corp.	50,500	425,028

Rakuten Group, Inc.(b)	27,200	122,863

Recruit Holdings Co. Ltd.	25,000	791,428

Renesas Electronics Corp.*	35,500	318,422

Resona Holdings, Inc.	60,300	330,509

Sekisui House Ltd.	24,400	431,524

Seven & I Holdings Co. Ltd.	12,500	536,208

Shimadzu Corp.	10,400	295,184

Shin-Etsu Chemical Co. Ltd.	1,200	147,562

Shiseido Co. Ltd.	100	4,904

SoftBank Corp.	62,500	704,839

SoftBank Group Corp.	25,000	1,069,385

Sompo Holdings, Inc.	10,700	475,213

Sony Group Corp.	21,900	1,665,592

Subaru Corp.	12,800	196,688

Sumitomo Chemical Co. Ltd.	75,000	269,430

Sumitomo Corp.	26,700	444,376

Sumitomo Electric Industries Ltd.	25,000	285,062

Sumitomo Mitsui Financial Group, Inc.	25,000	1,003,448

Sumitomo Mitsui Trust Holdings, Inc.	11,800	410,310

Sumitomo Realty & Development Co. Ltd.	11,100	262,557

Suzuki Motor Corp.	11,200	362,539

Takeda Pharmaceutical Co. Ltd.	25,000	778,923

Terumo Corp.	12,500	354,883

Tokio Marine Holdings, Inc.	25,600	548,592

Tokyo Electron Ltd.	900	265,201

Tokyo Gas Co. Ltd.	12,100	237,057

Toray Industries, Inc.	38,500	214,931

Toshiba Corp.	10,300	359,323

Toyota Motor Corp.	174,100	2,391,574

Unicharm Corp.	11,600	445,555

Yamato Holdings Co. Ltd.	12,500	197,715

Z Holdings Corp.(b)	64,600	162,547

Total Japan		39,793,522

Luxembourg – 0.2%

ArcelorMittal SA	8,500	222,935

Eurofins Scientific SE	1,875	134,193

Total Luxembourg		357,128

Macau – 0.1%

Sands China Ltd.*	54,400	180,521

Netherlands – 3.5%

Adyen NV*(a)	250	343,761

Aegon NV	19,779	100,015

Akzo Nobel NV	2,375	158,572

Argenx SE*	576	214,113

ASM International NV	1,003	252,252

ASML Holding NV	6,141	3,301,895

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2022

Investments	Shares	Value

Heineken NV	3,250	$304,817

ING Groep NV	51,497	625,886

Just Eat Takeaway.com NV*(a)	2,000	42,156

Koninklijke Ahold Delhaize NV	15,503	444,083

Koninklijke DSM NV	2,390	291,548

Koninklijke KPN NV	44,750	138,025

Koninklijke Philips NV	13,126	196,178

QIAGEN NV*	2,375	119,157

Randstad NV	750	45,593

Wolters Kluwer NV	2,750	286,919

Total Netherlands		6,864,970

New Zealand – 0.1%

Xero Ltd.*	3,000	142,961

Norway – 0.6%

DNB Bank ASA	10,873	214,623

Equinor ASA	14,875	531,218

Mowi ASA	6,875	116,689

Norsk Hydro ASA	19,875	147,927

Telenor ASA	5,000	46,493

Yara International ASA	1,753	76,626

Total Norway		1,133,576

Portugal – 0.1%

EDP – Energias de Portugal SA	51,769	257,246

Singapore – 0.9%

DBS Group Holdings Ltd.	27,400	692,968

Oversea-Chinese Banking Corp. Ltd.	50,000	454,071

Singapore Telecommunications Ltd.	161,500	309,465

United Overseas Bank Ltd.	12,500	286,124

Total Singapore		1,742,628

Spain – 2.2%

ACS Actividades de Construccion y Servicios SA	2,762	78,911

Aena SME SA*(a)	1,125	140,837

Amadeus IT Group SA*	7,121	368,974

Banco Bilbao Vizcaya Argentaria SA	87,792	527,883

Banco Santander SA	168,886	505,133

CaixaBank SA	39,375	154,308

Cellnex Telecom SA*(a)	4,866	160,575

Endesa SA	2,875	54,110

Ferrovial SA	6,594	172,206

Grifols SA*	2,875	33,046

Iberdrola SA	91,905	1,072,075

Industria de Diseno Textil SA	16,000	424,339

Repsol SA	20,249	320,920

Telefonica SA	60,821	219,724

Total Spain		4,233,041

Sweden – 2.3%

Alfa Laval AB	5,000	144,489

Alleima AB*	1,421	5,240

Assa Abloy AB, Class B	15,023	322,534

Atlas Copco AB, Class A	65,000	767,935

Boliden AB*	3,874	145,468

Epiroc AB, Class A	15,649	285,135

EQT AB	3,875	82,041

Essity AB, Class B	7,000	183,608

Evolution AB(a)	2,488	242,460

H & M Hennes & Mauritz AB, Class B	11,878	127,951

Hexagon AB, Class B	35,621	372,637

Kinnevik AB, Class B*	4,750	65,281

Nibe Industrier AB, Class B	19,364	180,454

Sandvik AB	18,500	334,507

Skandinaviska Enskilda Banken AB, Class A	8,751	100,742

Skanska AB, Class B	2,375	37,610

SKF AB, Class B	6,250	95,464

Svenska Cellulosa AB SCA, Class B	9,625	121,889

Svenska Handelsbanken AB, Class A	11,753	118,551

Swedbank AB, Class A	6,499	110,588

Telefonaktiebolaget LM Ericsson, Class B	40,353	235,855

Telia Co. AB	9,250	23,668

Volvo AB, Class B	21,625	391,178

Total Sweden		4,495,285

Switzerland – 10.0%

ABB Ltd., Registered Shares	30,176	915,195

Accelleron Industries AG*	1,597	33,046

Adecco Group AG, Registered Shares	1,622	53,400

Alcon, Inc.	7,750	529,232

Cie Financiere Richemont SA, Class A, Registered Shares	7,746	1,003,832

Credit Suisse Group AG, Registered Shares	35,181	105,102

Geberit AG, Registered Shares	750	353,032

Givaudan SA, Registered Shares	125	382,755

Holcim AG, Registered Shares*	5,000	258,755

Julius Baer Group Ltd.	1,750	101,875

Kuehne + Nagel International AG, Registered Shares	978	227,481

Logitech International SA, Registered Shares	3,267	201,486

Lonza Group AG, Registered Shares	1,078	527,931

Nestle SA, Registered Shares	39,963	4,627,795

Novartis AG, Registered Shares	29,727	2,685,776

Partners Group Holding AG	375	331,064

Roche Holding AG	9,747	3,060,423

Schindler Holding AG, Participation Certificate	1,250	234,949

Sika AG, Registered Shares	2,375	569,107

Sonova Holding AG, Registered Shares	995	235,845

STMicroelectronics NV	15,261	537,399

Straumann Holding AG, Registered Shares	1,250	142,672

Swatch Group AG, Bearer Shares	625	177,664

Swiss Life Holding AG, Registered Shares	250	128,837

Swiss Re AG	3,250	303,783

Swisscom AG, Registered Shares	377	206,429

Temenos AG, Registered Shares	1,250	68,553

UBS Group AG, Registered Shares	41,125	764,760

Zurich Insurance Group AG	2,000	956,118

Total Switzerland		19,724,296

United Kingdom – 14.2%

abrdn PLC	22,520	51,267

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2022

Investments	Shares	Value

Admiral Group PLC	2,118	$54,445

Anglo American PLC	17,894	696,647

Antofagasta PLC	5,251	97,620

Ashtead Group PLC, Class B	6,735	382,392

Associated British Foods PLC	3,646	69,120

AstraZeneca PLC	17,783	2,399,662

Aviva PLC	32,111	171,037

BAE Systems PLC	39,466	406,375

Barclays PLC	241,012	459,571

Barratt Developments PLC	15,503	73,998

BP PLC	292,263	1,669,574

British American Tobacco PLC	31,771	1,254,102

BT Group PLC	123,908	167,009

Bunzl PLC	4,750	157,643

Burberry Group PLC	5,250	128,199

CK Hutchison Holdings Ltd.	57,000	342,148

CNH Industrial NV	16,771	267,856

Coca-Cola Europacific Partners PLC	2,000	110,640

Compass Group PLC	26,861	619,566

Croda International PLC	2,375	188,669

DCC PLC	652	31,999

Diageo PLC	34,500	1,514,752

Entain PLC	10,125	160,950

Experian PLC	13,869	469,294

Ferguson PLC	3,247	407,767

Glencore PLC	132,417	879,887

Haleon PLC*	67,250	264,810

Halma PLC	6,977	165,671

HSBC Holdings PLC	273,000	1,693,517

Informa PLC	24,000	178,876

InterContinental Hotels Group PLC	2,500	142,664

Intertek Group PLC	2,375	115,247

James Hardie Industries PLC	8,046	144,049

Johnson Matthey PLC	2,625	67,162

Kingfisher PLC	23,289	66,142

Legal & General Group PLC	94,751	284,370

Lloyds Banking Group PLC	963,250	526,163

London Stock Exchange Group PLC	4,355	373,829

Melrose Industries PLC	57,126	92,424

Mondi PLC	6,122	103,798

National Grid PLC	48,378	580,426

NatWest Group PLC	38,096	121,530

Next PLC	1,625	113,491

Ocado Group PLC*	8,125	60,283

Pearson PLC	10,250	115,801

Persimmon PLC	3,998	58,528

Prudential PLC	40,274	546,224

Reckitt Benckiser Group PLC	10,423	721,427

RELX PLC	27,000	743,104

Rentokil Initial PLC	24,125	147,422

Rolls-Royce Holdings PLC*	129,238	144,889

Sage Group PLC	19,632	176,076

Segro PLC	7,272	66,796

Shell PLC	105,717	2,957,905

Smith & Nephew PLC	15,625	208,534

Smiths Group PLC	5,121	98,468

Spirax-Sarco Engineering PLC	1,125	143,649

SSE PLC	13,982	287,941

St. James’s Place PLC	8,875	116,899

Standard Chartered PLC	35,641	266,839

Taylor Wimpey PLC	48,250	58,998

Tesco PLC	97,622	263,277

Unilever PLC	37,720	1,897,516

United Utilities Group PLC	1,625	19,379

Vodafone Group PLC	337,771	342,271

Whitbread PLC	3,125	96,608

WPP PLC	17,501	172,668

Total United Kingdom		27,977,860

United States – 0.7%

GSK PLC	53,770	929,839

Stellantis NV	28,638	405,399

Total United States		1,335,238
TOTAL COMMON STOCKS (Cost: $184,173,969)		177,554,561

PREFERRED STOCKS – 0.5%

Germany – 0.5%

Henkel AG & Co. KGaA	3,875	268,896

Porsche Automobil Holding SE	1,875	102,536

Sartorius AG	625	246,401
Volkswagen AG	2,857	354,980
TOTAL PREFERRED STOCKS (Cost: $1,172,211)		972,813

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c)
(Cost: $266,775)	266,775	266,775

TOTAL INVESTMENTS IN SECURITIES – 90.8% (Cost: $185,612,955)		178,794,149

Other Assets less Liabilities – 9.2%		18,187,534

NET ASSETS – 100.0%		$196,981,683
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $750,410 and the total market value of the collateral held by the Fund was $792,176. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $525,401.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank NA	1/3/2023	273,975	HKD	35,151	USD	$—	$(48)

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	115	3/31/23	$23,583,984	$22,813
5 Year U.S. Treasury Note	220	3/31/23	23,744,531	(9,700)
10 Year U.S. Treasury Note	209	3/22/23	23,470,047	(118,398)
U.S. Treasury Long Bond	187	3/22/23	23,439,281	(271,302)
Ultra 10 Year U.S. Treasury Note	198	3/22/23	23,419,688	(212,780)
			$117,657,531	$(589,367)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$177,554,561	$—	$—	$177,554,561
Preferred Stocks	972,813	—	—	972,813
Investment of Cash Collateral for Securities Loaned	—	266,775	—	266,775
Total Investments in Securities	$178,527,374	$266,775	$—	$178,794,149
Financial Derivative Instruments
Futures Contracts[1]	$22,813	$—	$—	$22,813
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(48)	$—	$(48)
Futures Contracts[1]	(612,180)	—	—	(612,180)
Total – Net	$177,938,007	$266,727	$—	$178,204,734
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2022

Investments	Shares	Value

COMMON STOCKS – 90.2%

Argentina – 0.1%

Internet & Direct Marketing Retail – 0.1%

MercadoLibre, Inc.*	759	$642,296

Brazil – 0.0%

Banks – 0.0%

NU Holdings Ltd., Class A*(a)	46,998	191,282

China – 0.2%

Hotels, Restaurants & Leisure – 0.1%

Yum China Holdings, Inc.	7,410	404,956

Semiconductors & Semiconductor Equipment – 0.1%

NXP Semiconductors NV	4,452	703,550
Total China		1,108,506

Ireland – 0.0%

Technology Hardware, Storage & Peripherals – 0.0%

Seagate Technology Holdings PLC	3,492	183,714

Israel – 0.0%

Software – 0.0%

Check Point Software Technologies Ltd.*	1,856	234,153

Russia – 0.0%

Interactive Media & Services – 0.0%

Yandex NV, Class A*†	6,719	0

South Korea – 0.0%

Internet & Direct Marketing Retail – 0.0%

Coupang, Inc.*	20,548	302,261

United Kingdom – 0.5%

Chemicals – 0.5%

Linde PLC	10,137	3,306,487

United States – 89.4%

Aerospace & Defense – 1.7%

Boeing Co.*	12,004	2,286,642

General Dynamics Corp.	4,824	1,196,882

Howmet Aerospace, Inc.	7,639	301,053

L3Harris Technologies, Inc.	3,601	749,764

Lockheed Martin Corp.	4,763	2,317,152

Northrop Grumman Corp.	2,808	1,532,073

Raytheon Technologies Corp.	28,778	2,904,276

Textron, Inc.	4,115	291,342

TransDigm Group, Inc.	846	532,684

Total Aerospace & Defense		12,111,868

Air Freight & Logistics – 0.5%

C.H. Robinson Worldwide, Inc.	2,619	239,796

Expeditors International of Washington, Inc.	2,789	289,833

FedEx Corp.	4,606	797,759

United Parcel Service, Inc., Class B	14,012	2,435,846

Total Air Freight & Logistics		3,763,234

Airlines – 0.1%

Delta Air Lines, Inc.*	12,269	403,159

Southwest Airlines Co.	9,638	324,512

United Airlines Holdings, Inc.*	7,159	269,894

Total Airlines		997,565

Auto Components – 0.1%

Aptiv PLC*	5,206	484,835

Automobiles – 1.2%

Ford Motor Co.	79,825	928,365

General Motors Co.	28,189	948,278

Rivian Automotive, Inc., Class A*(a)	8,811	162,387

Tesla, Inc.*	53,684	6,612,795

Total Automobiles		8,651,825

Banks – 3.5%

Bank of America Corp.	141,001	4,669,953

Citigroup, Inc.	39,242	1,774,916

Citizens Financial Group, Inc.	9,946	391,574

Fifth Third Bancorp	11,347	372,295

First Citizens BancShares, Inc., Class A	332	251,776

First Horizon Corp.	10,002	245,049

First Republic Bank	3,326	405,406

Huntington Bancshares, Inc.	25,495	359,479

JPMorgan Chase & Co.	59,229	7,942,609

KeyCorp	18,343	319,535

M&T Bank Corp.	3,603	522,651

PNC Financial Services Group, Inc.	8,372	1,322,274

Regions Financial Corp.	17,153	369,819

SVB Financial Group*	939	216,101

Truist Financial Corp.	26,679	1,147,997

U.S. Bancorp	27,896	1,216,545

Wells Fargo & Co.	77,263	3,190,189

Total Banks		24,718,168

Beverages – 1.7%

Brown-Forman Corp., Class B	6,663	437,626

Coca-Cola Co.	79,940	5,084,983

Constellation Brands, Inc., Class A	3,363	779,375

Keurig Dr. Pepper, Inc.	17,404	620,627

Monster Beverage Corp.*	7,664	778,126

PepsiCo, Inc.	26,043	4,704,928

Total Beverages		12,405,665

Biotechnology – 2.4%

AbbVie, Inc.	36,459	5,892,139

Alnylam Pharmaceuticals, Inc.*	1,571	373,348

Amgen, Inc.	10,136	2,662,119

Biogen, Inc.*	2,475	685,377

Biohaven Ltd.*	60	833

BioMarin Pharmaceutical, Inc.*	3,213	332,513

Gilead Sciences, Inc.	23,284	1,998,931

Horizon Therapeutics PLC*	4,014	456,793

Incyte Corp.*	4,205	337,746

Moderna, Inc.*	6,858	1,231,834

Regeneron Pharmaceuticals, Inc.*	1,716	1,238,077

Seagen, Inc.*	3,399	436,806

Vertex Pharmaceuticals, Inc.*	4,576	1,321,457

Total Biotechnology		16,967,973

Building Products – 0.3%

Carlisle Cos., Inc.	935	220,333

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2022

Investments	Shares	Value

Carrier Global Corp.	12,156	$501,435

Johnson Controls International PLC	12,869	823,616

Masco Corp.	4,841	225,929

Trane Technologies PLC	4,013	674,545

Total Building Products		2,445,858

Capital Markets – 3.0%

Ameriprise Financial, Inc.	2,056	640,177

Bank of New York Mellon Corp.	14,380	654,578

BlackRock, Inc.	3,059	2,167,699

Blackstone, Inc.	14,151	1,049,863

Charles Schwab Corp.	30,911	2,573,650

CME Group, Inc.	6,680	1,123,309

Coinbase Global, Inc., Class A*	2,440	86,352

FactSet Research Systems, Inc.	707	283,655

Goldman Sachs Group, Inc.	6,915	2,374,473

Intercontinental Exchange, Inc.	11,175	1,146,443

KKR & Co., Inc.	10,277	477,058

LPL Financial Holdings, Inc.	1,597	345,223

Moody’s Corp.	3,284	914,988

Morgan Stanley	27,310	2,321,896

MSCI, Inc.	1,662	773,113

Nasdaq, Inc.	7,122	436,935

Northern Trust Corp.	3,713	328,563

Raymond James Financial, Inc.	3,665	391,605

S&P Global, Inc.	6,468	2,166,392

State Street Corp.	7,374	572,001

T. Rowe Price Group, Inc.	4,081	445,074

Total Capital Markets		21,273,047

Chemicals – 1.2%

Air Products and Chemicals, Inc.	4,204	1,295,925

Albemarle Corp.	2,366	513,091

CF Industries Holdings, Inc.	3,252	277,070

Corteva, Inc.	13,736	807,402

Dow, Inc.	14,401	725,666

DuPont de Nemours, Inc.	9,719	667,015

Ecolab, Inc.	5,013	729,692

FMC Corp.	2,654	331,219

International Flavors & Fragrances, Inc.	5,091	533,741

LyondellBasell Industries NV, Class A	5,336	443,048

Mosaic Co.	5,824	255,499

PPG Industries, Inc.	4,843	608,959

Sherwin-Williams Co.	4,775	1,133,251

Total Chemicals		8,321,578

Commercial Services & Supplies – 0.5%

Cintas Corp.	1,818	821,045

Copart, Inc.*	8,672	528,038

Republic Services, Inc.	4,303	555,044

Waste Connections, Inc.	5,113	677,780

Waste Management, Inc.	7,974	1,250,961

Total Commercial Services & Supplies		3,832,868

Communications Equipment – 0.7%

Arista Networks, Inc.*	5,265	638,908

Cisco Systems, Inc.	78,034	3,717,540

Motorola Solutions, Inc.	2,850	734,473

Total Communications Equipment		5,090,921

Construction & Engineering – 0.1%

Quanta Services, Inc.	2,731	389,168

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	1,235	417,393

Vulcan Materials Co.	2,747	481,027

Total Construction Materials		898,420

Consumer Finance – 0.5%

American Express Co.	12,320	1,820,280

Capital One Financial Corp.	7,185	667,917

Discover Financial Services	4,918	481,128

Synchrony Financial	7,051	231,696

Total Consumer Finance		3,201,021

Containers & Packaging – 0.1%

Amcor PLC	27,334	325,548

Avery Dennison Corp.	1,615	292,315

Ball Corp.	4,916	251,404

Total Containers & Packaging		869,267

Distributors – 0.1%

Genuine Parts Co.	2,535	439,848

LKQ Corp.	5,625	300,431

Pool Corp.	686	207,399

Total Distributors		947,678

Diversified Financial Services – 1.6%

Apollo Global Management, Inc.	6,861	437,663

Berkshire Hathaway, Inc., Class A*	7	3,280,977

Berkshire Hathaway, Inc., Class B*	24,157	7,462,097

Total Diversified Financial Services		11,180,737

Diversified Telecommunication Services – 0.8%

AT&T, Inc.	144,145	2,653,709

Verizon Communications, Inc.	84,677	3,336,274

Total Diversified Telecommunication Services		5,989,983

Electric Utilities – 1.7%

Alliant Energy Corp.	4,910	271,081

American Electric Power Co., Inc.	9,810	931,460

Constellation Energy Corp.	5,373	463,206

Duke Energy Corp.	14,846	1,528,990

Edison International	6,552	416,838

Entergy Corp.	3,776	424,800

Evergy, Inc.	3,686	231,960

Eversource Energy	6,716	563,070

Exelon Corp.	19,374	837,538

FirstEnergy Corp.	10,269	430,682

NextEra Energy, Inc.	39,614	3,311,730

PG&E Corp.*	35,742	581,165

PPL Corp.	15,356	448,702

Southern Co.	18,796	1,342,222

Xcel Energy, Inc.	9,485	664,993

Total Electric Utilities		12,448,437

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2022

Investments	Shares	Value

Electrical Equipment – 0.6%

AMETEK, Inc.	4,459	$623,012

Eaton Corp. PLC	8,227	1,291,228

Emerson Electric Co.	11,789	1,132,451

Generac Holdings, Inc.*	914	92,003

Hubbell, Inc.	918	215,436

Plug Power, Inc.*(a)	10,544	130,429

Rockwell Automation, Inc.	2,403	618,941

Total Electrical Equipment		4,103,500

Electronic Equipment, Instruments & Components – 0.5%

Amphenol Corp., Class A	10,100	769,014

CDW Corp.	2,791	498,417

Corning, Inc.	16,966	541,894

Keysight Technologies, Inc.*	3,662	626,458

TE Connectivity Ltd.	5,394	619,231

Teledyne Technologies, Inc.*	760	303,931

Trimble, Inc.*	3,980	201,229

Zebra Technologies Corp., Class A*	1,143	293,077

Total Electronic Equipment, Instruments & Components		3,853,251

Energy Equipment & Services – 0.4%

Baker Hughes Co.	15,639	461,819

Halliburton Co.	15,902	625,744

Schlumberger Ltd.	27,165	1,452,241

Total Energy Equipment & Services		2,539,804

Entertainment—1.2%

Activision Blizzard, Inc.	14,320	1,096,196

Electronic Arts, Inc.	4,979	608,334

Live Nation Entertainment, Inc.*	2,621	182,788

Netflix, Inc.*	8,945	2,637,702

ROBLOX Corp., Class A*	9,734	277,030

Take-Two Interactive Software, Inc.*	2,870	298,853

Walt Disney Co.*	36,826	3,199,443

Warner Bros Discovery, Inc.*	47,832	453,447

Total Entertainment		8,753,793

Equity Real Estate Investment Trusts (REITs) – 2.3%

Alexandria Real Estate Equities, Inc.	2,668	388,648

American Tower Corp.	9,386	1,988,518

AvalonBay Communities, Inc.	2,723	439,819

Boston Properties, Inc.	3,169	214,161

Camden Property Trust	2,109	235,955

Crown Castle, Inc.	8,280	1,123,099

Digital Realty Trust, Inc.	5,632	564,721

Equinix, Inc.	1,714	1,122,721

Equity LifeStyle Properties, Inc.	3,697	238,826

Equity Residential	6,724	396,716

Essex Property Trust, Inc.	1,128	239,046

Extra Space Storage, Inc.	2,444	359,708

Gaming and Leisure Properties, Inc.	4,705	245,083

Healthpeak Properties, Inc.	8,958	224,577

Host Hotels & Resorts, Inc.	13,014	208,875

Invitation Homes, Inc.	12,291	364,305

Iron Mountain, Inc.	4,719	235,242

Kimco Realty Corp.	13,466	285,210

Mid-America Apartment Communities, Inc.	2,201	345,535

Prologis, Inc.	17,606	1,984,724

Public Storage	2,916	817,034

Realty Income Corp.	12,415	787,484

SBA Communications Corp.	1,954	547,726

Simon Property Group, Inc.	5,915	694,894

Sun Communities, Inc.	2,476	354,068

UDR, Inc.	5,143	199,188

Ventas, Inc.	6,598	297,240

VICI Properties, Inc.	14,483	469,249

W.P. Carey, Inc.	4,217	329,559

Welltower, Inc.	8,902	583,526

Weyerhaeuser Co.	15,500	480,500

Total Equity Real Estate Investment Trusts (REITs)		16,765,957

Food & Staples Retailing – 1.4%

Costco Wholesale Corp.	8,885	4,056,002

Kroger Co.	12,039	536,699

Sysco Corp.	10,742	821,226

Walgreens Boots Alliance, Inc.	13,805	515,755

Walmart, Inc.	29,613	4,198,827

Total Food & Staples Retailing		10,128,509

Food Products – 1.0%

Archer-Daniels-Midland Co.	9,658	896,745

Bunge Ltd.	2,919	291,229

Conagra Brands, Inc.	8,484	328,331

Darling Ingredients, Inc.*	3,068	192,026

General Mills, Inc.	10,070	844,369

Hershey Co.	2,594	600,693

Hormel Foods Corp.	5,074	231,121

J.M. Smucker Co.	2,008	318,188

Kellogg Co.	4,153	295,860

Kraft Heinz Co.	16,299	663,532

McCormick & Co., Inc., Non-Voting Shares	4,151	344,076

Mondelez International, Inc., Class A	27,230	1,814,879

Tyson Foods, Inc., Class A	5,294	329,552

Total Food Products		7,150,601

Gas Utilities – 0.0%

Atmos Energy Corp.	2,184	244,761

Health Care Equipment & Supplies – 2.4%

Abbott Laboratories	35,390	3,885,468

Align Technology, Inc.*	1,339	282,395

Baxter International, Inc.	8,690	442,929

Becton Dickinson and Co.	5,334	1,356,436

Boston Scientific Corp.*	29,498	1,364,873

Cooper Cos., Inc.	784	259,245

Dexcom, Inc.*	7,778	880,781

Edwards Lifesciences Corp.*	11,789	879,577

Hologic, Inc.*	4,689	350,784

IDEXX Laboratories, Inc.*	1,613	658,040

Insulet Corp.*	945	278,199

Intuitive Surgical, Inc.*	6,687	1,774,395

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2022

Investments	Shares	Value

Medtronic PLC	25,174	$1,956,523

ResMed, Inc.	2,914	606,491

STERIS PLC	1,648	304,369

Stryker Corp.	6,790	1,660,087

Zimmer Biomet Holdings, Inc.	4,158	530,145

Total Health Care Equipment & Supplies		17,470,737

Health Care Providers & Services – 3.1%

AmerisourceBergen Corp.	2,940	487,187

Cardinal Health, Inc.	4,858	373,435

Centene Corp.*	9,513	780,161

Cigna Corp.	5,678	1,881,349

CVS Health Corp.	26,332	2,453,879

Elevance Health, Inc.	4,849	2,487,392

HCA Healthcare, Inc.	4,475	1,073,821

Humana, Inc.	2,382	1,220,037

Laboratory Corp. of America Holdings	1,610	379,123

McKesson Corp.	2,778	1,042,083

Molina Healthcare, Inc.*	969	319,983

Quest Diagnostics, Inc.	2,378	372,014

UnitedHealth Group, Inc.	17,751	9,411,225

Total Health Care Providers & Services		22,281,689

Health Care Technology – 0.1%

Veeva Systems, Inc., Class A*	2,201	355,197

Hotels, Restaurants & Leisure – 1.8%

Airbnb, Inc., Class A*	8,379	716,404

Booking Holdings, Inc.*	811	1,634,392

Chipotle Mexican Grill, Inc.*	509	706,232

Darden Restaurants, Inc.	2,054	284,130

Domino’s Pizza, Inc.	547	189,481

Expedia Group, Inc.*	3,081	269,896

Hilton Worldwide Holdings, Inc.	5,441	687,525

Las Vegas Sands Corp.*	7,307	351,247

Marriott International, Inc., Class A	5,886	876,367

McDonald’s Corp.	14,544	3,832,780

Starbucks Corp.	23,143	2,295,786

Yum! Brands, Inc.	5,740	735,179

Total Hotels, Restaurants & Leisure		12,579,419

Household Durables – 0.2%

D.R. Horton, Inc.	5,142	458,358

Garmin Ltd.	2,603	240,231

Lennar Corp., Class A	5,127	463,993

NVR, Inc.*	59	272,142

Total Household Durables		1,434,724

Household Products – 1.4%

Church & Dwight Co., Inc.	4,749	382,817

Clorox Co.	2,289	321,215

Colgate-Palmolive Co.	16,653	1,312,090

Kimberly-Clark Corp.	6,273	851,560

Procter & Gamble Co.	47,859	7,253,510

Total Household Products		10,121,192

Independent Power & Renewable Electricity Producers – 0.0%

AES Corp.	10,758	309,400

Industrial Conglomerates – 0.8%

3M Co.	10,897	1,306,768

General Electric Co.	18,063	1,513,499

Honeywell International, Inc.	13,596	2,913,623

Total Industrial Conglomerates		5,733,890

Insurance – 2.0%

Aflac, Inc.	11,763	846,230

Allstate Corp.	5,150	698,340

American International Group, Inc.	14,226	899,652

Aon PLC, Class A	3,995	1,199,059

Arch Capital Group Ltd.*	5,958	374,043

Arthur J Gallagher & Co.	3,814	719,092

Brown & Brown, Inc.	4,456	253,858

Chubb Ltd.	7,939	1,751,344

Cincinnati Financial Corp.	3,159	323,450

Hartford Financial Services Group, Inc.	6,110	463,321

Markel Corp.*	312	411,057

Marsh & McLennan Cos., Inc.	9,494	1,571,067

MetLife, Inc.	13,446	973,087

Principal Financial Group, Inc.	3,977	333,750

Progressive Corp.	11,294	1,464,945

Prudential Financial, Inc.	6,863	682,594

Travelers Cos., Inc.	4,370	819,331

W.R. Berkley Corp.	3,540	256,898

Willis Towers Watson PLC	2,003	489,894

Total Insurance		14,531,012

Interactive Media & Services – 3.7%

Alphabet, Inc., Class A*	124,129	10,951,902

Alphabet, Inc., Class C*	106,854	9,481,155

Match Group, Inc.*	3,977	165,006

Meta Platforms, Inc., Class A*	45,772	5,508,202

Pinterest, Inc., Class A*	10,701	259,820

Snap, Inc., Class A*	20,489	183,377

ZoomInfo Technologies, Inc.*	6,303	189,783

Total Interactive Media & Services		26,739,245

Internet & Direct Marketing Retail – 2.3%

Amazon.com, Inc.*	184,982	15,538,488

DoorDash, Inc., Class A*	4,493	219,348

eBay, Inc.	10,509	435,808

Etsy, Inc.*	2,174	260,402

Total Internet & Direct Marketing Retail		16,454,046

IT Services – 4.4%

Accenture PLC, Class A	12,841	3,426,492

Akamai Technologies, Inc.*	2,691	226,851

Automatic Data Processing, Inc.	8,360	1,996,870

Block, Inc.*	10,184	639,963

Broadridge Financial Solutions, Inc.	3,181	426,667

Cloudflare, Inc., Class A*	3,971	179,529

Cognizant Technology Solutions Corp., Class A	10,151	580,536

EPAM Systems, Inc.*	1,004	329,051

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2022

Investments	Shares	Value

Fidelity National Information Services, Inc.	11,391	$772,879

Fiserv, Inc.*	12,281	1,241,241

FleetCor Technologies, Inc.*	1,621	297,745

Gartner, Inc.*	1,498	503,538

Global Payments, Inc.	5,100	506,532

GoDaddy, Inc., Class A*	3,050	228,201

International Business Machines Corp.	17,240	2,428,944

Jack Henry & Associates, Inc.	1,432	251,402

MasterCard, Inc., Class A	17,316	6,021,293

MongoDB, Inc.*	1,184	233,059

Paychex, Inc.	6,350	733,806

PayPal Holdings, Inc.*	22,628	1,611,566

Snowflake, Inc., Class A*	6,141	881,479

SS&C Technologies Holdings, Inc.	3,983	207,355

Twilio, Inc., Class A*	2,569	125,778

VeriSign, Inc.*	1,714	352,124

Visa, Inc., Class A	33,045	6,865,429

Total IT Services		31,068,330

Life Sciences Tools & Services – 1.7%

Agilent Technologies, Inc.	5,428	812,300

Avantor, Inc.*	12,999	274,149

Bio-Techne Corp.	3,480	288,422

Danaher Corp.	14,182	3,764,187

Illumina, Inc.*	2,504	506,309

IQVIA Holdings, Inc.*	3,450	706,871

Mettler-Toledo International, Inc.*	438	633,107

PerkinElmer, Inc.	2,497	350,129

Thermo Fisher Scientific, Inc.	7,929	4,366,421

Waters Corp.*	1,018	348,746

West Pharmaceutical Services, Inc.	1,290	303,602

Total Life Sciences Tools & Services		12,354,243

Machinery – 1.7%

Caterpillar, Inc.	10,117	2,423,629

Cummins, Inc.	2,789	675,747

Deere & Co.	5,653	2,423,780

Dover Corp.	2,468	334,192

Fortive Corp.	6,146	394,880

IDEX Corp.	1,718	392,271

Illinois Tool Works, Inc.	5,476	1,206,363

Ingersoll Rand, Inc.	5,432	283,822

Nordson Corp.	1,216	289,068

Otis Worldwide Corp.	8,196	641,829

PACCAR, Inc.	6,940	686,852

Parker-Hannifin Corp.	2,775	807,525

Snap-on, Inc.	1,203	274,873

Stanley Black & Decker, Inc.	2,644	198,617

Westinghouse Air Brake Technologies Corp.	3,919	391,155

Xylem, Inc.	3,416	377,707

Total Machinery		11,802,310

Media – 0.6%

Charter Communications, Inc., Class A*	1,947	660,228

Comcast Corp., Class A	89,149	3,117,540

Omnicom Group, Inc.	4,414	360,050

Trade Desk, Inc., Class A*	7,867	352,678

Total Media		4,490,496

Metals & Mining – 0.4%

Freeport-McMoRan, Inc.	27,399	1,041,162

Newmont Corp.	14,644	691,197

Nucor Corp.	4,641	611,730

Steel Dynamics, Inc.	3,408	332,962

Total Metals & Mining		2,677,051

Multi-Utilities – 0.7%

Ameren Corp.	4,266	379,333

CenterPoint Energy, Inc.	9,963	298,790

CMS Energy Corp.	5,662	358,574

Consolidated Edison, Inc.	6,146	585,775

Dominion Energy, Inc.	16,787	1,029,379

DTE Energy Co.	3,638	427,574

Public Service Enterprise Group, Inc.	8,504	521,040

Sempra Energy	5,183	800,981

WEC Energy Group, Inc.	6,410	601,002

Total Multi-Utilities		5,002,448

Multiline Retail – 0.4%

Dollar General Corp.	3,899	960,129

Dollar Tree, Inc.*	4,644	656,847

Target Corp.	8,863	1,320,942

Total Multiline Retail		2,937,918

Oil, Gas & Consumable Fuels – 4.4%

APA Corp.	6,227	290,676

Cheniere Energy, Inc.	4,923	738,253

Chevron Corp.	36,246	6,505,795

ConocoPhillips	26,575	3,135,850

Coterra Energy, Inc.	12,927	317,616

Devon Energy Corp.	12,567	772,996

Diamondback Energy, Inc.	3,393	464,095

EOG Resources, Inc.	9,536	1,235,103

EQT Corp.	5,969	201,931

Exxon Mobil Corp.	83,401	9,199,130

Hess Corp.	4,395	623,299

Kinder Morgan, Inc.	39,706	717,884

Marathon Oil Corp.	11,437	309,600

Marathon Petroleum Corp.	9,391	1,093,019

Occidental Petroleum Corp.	15,454	973,447

ONEOK, Inc.	9,190	603,783

Phillips 66	9,492	987,927

Pioneer Natural Resources Co.	4,146	946,905

Targa Resources Corp.	3,767	276,875

Texas Pacific Land Corp.	147	344,602

Valero Energy Corp.	7,441	943,965

Williams Cos., Inc.	22,974	755,845

Total Oil, Gas & Consumable Fuels		31,438,596

Personal Products – 0.2%

Estee Lauder Cos., Inc., Class A	4,643	1,151,975

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2022

Investments	Shares	Value

Pharmaceuticals – 4.3%

Bristol-Myers Squibb Co.	40,926	$2,944,626

Catalent, Inc.*	3,137	141,196

Eli Lilly & Co.	15,949	5,834,782

Johnson & Johnson	53,029	9,367,573

Merck & Co., Inc.	48,205	5,348,345

Pfizer, Inc.	107,838	5,525,619

Royalty Pharma PLC, Class A	6,198	244,945

Zoetis, Inc.	9,486	1,390,173

Total Pharmaceuticals		30,797,259

Professional Services – 0.4%

Booz Allen Hamilton Holding Corp.	2,361	246,772

CoStar Group, Inc.*	8,689	671,486

Equifax, Inc.	2,540	493,674

Jacobs Solutions, Inc.	2,759	331,273

Leidos Holdings, Inc.	2,571	270,444

Verisk Analytics, Inc.	2,962	522,556

Total Professional Services		2,536,205

Real Estate Management & Development – 0.1%

CBRE Group, Inc., Class A*	5,766	443,751

Road & Rail – 1.0%

CSX Corp.	41,994	1,300,974

JB Hunt Transport Services, Inc.	1,654	288,392

Norfolk Southern Corp.	4,709	1,160,392

Old Dominion Freight Line, Inc.	1,644	466,534

Uber Technologies, Inc.*	40,398	999,043

Union Pacific Corp.	12,649	2,619,228

Total Road & Rail		6,834,563

Semiconductors & Semiconductor Equipment – 4.3%

Advanced Micro Devices, Inc.*	32,849	2,127,630

Analog Devices, Inc.	10,521	1,725,760

Applied Materials, Inc.	16,474	1,604,238

Broadcom, Inc.	6,527	3,649,442

Enphase Energy, Inc.*	2,528	669,819

Entegris, Inc.	3,070	201,361

First Solar, Inc.*	1,831	274,265

Intel Corp.	76,982	2,034,634

KLA Corp.	2,594	978,016

Lam Research Corp.	2,601	1,093,200

Marvell Technology, Inc.	15,258	565,156

Microchip Technology, Inc.	10,281	722,240

Micron Technology, Inc.	21,118	1,055,478

Monolithic Power Systems, Inc.	865	305,873

NVIDIA Corp.	47,145	6,889,770

ON Semiconductor Corp.*	7,796	486,237

QUALCOMM, Inc.	22,675	2,492,890

Skyworks Solutions, Inc.	2,755	251,063

SolarEdge Technologies, Inc.*	1,086	307,631

Teradyne, Inc.	2,926	255,586

Texas Instruments, Inc.	17,278	2,854,671

Total Semiconductors & Semiconductor Equipment		30,544,960

Software – 8.2%

Adobe, Inc.*	9,409	3,166,411

ANSYS, Inc.*	1,455	351,513

Atlassian Corp. Ltd., Class A*	2,354	302,913

Autodesk, Inc.*	4,296	802,794

Bill.com Holdings, Inc.*	1,513	164,856

Cadence Design Systems, Inc.*	5,243	842,235

Crowdstrike Holdings, Inc., Class A*	4,501	473,910

Datadog, Inc., Class A*	5,078	373,233

DocuSign, Inc.*	3,104	172,024

Fortinet, Inc.*	11,925	583,013

Gen Digital, Inc.	12,646	271,004

HubSpot, Inc.*	828	239,400

Intuit, Inc.	5,364	2,087,776

Microsoft Corp.	150,415	36,072,525

Oracle Corp.	31,570	2,580,532

Palantir Technologies, Inc., Class A*(a)	33,812	217,073

Palo Alto Networks, Inc.*	6,135	856,078

Paycom Software, Inc.*	1,134	351,892

PTC, Inc.*	2,274	272,971

Roper Technologies, Inc.	1,858	802,823

Salesforce, Inc.*	20,335	2,696,218

ServiceNow, Inc.*	3,805	1,477,367

Splunk, Inc.*	2,523	217,205

Synopsys, Inc.*	2,781	887,945

Tyler Technologies, Inc.*	724	233,425

VMware, Inc., Class A*	4,725	580,041

Workday, Inc., Class A*	4,314	721,862

Zoom Video Communications, Inc., Class A*	3,847	260,596

Zscaler, Inc.*	1,647	184,299

Total Software		58,243,934

Specialty Retail – 2.1%

AutoZone, Inc.*	323	796,576

Best Buy Co., Inc.	3,425	274,719

CarMax, Inc.*	2,576	156,853

Home Depot, Inc.	20,670	6,528,826

Lowe’s Cos., Inc.	12,656	2,521,582

O’Reilly Automotive, Inc.*	1,181	996,799

Ross Stores, Inc.	6,307	732,054

TJX Cos., Inc.	23,635	1,881,346

Tractor Supply Co.	2,065	464,563

Ulta Beauty, Inc.*	1,015	476,106

Total Specialty Retail		14,829,424

Technology Hardware, Storage & Peripherals – 5.7%

Apple, Inc.	304,310	39,538,998

Hewlett Packard Enterprise Co.	25,862	412,757

HP, Inc.	17,211	462,460

NetApp, Inc.	3,714	223,063

Total Technology Hardware, Storage & Peripherals		40,637,278

Textiles, Apparel & Luxury Goods – 0.5%

Lululemon Athletica, Inc.*	2,081	666,711

NIKE, Inc., Class B	25,771	3,015,465

Total Textiles, Apparel & Luxury Goods		3,682,176

See Notes to Financial Statements.

WisdomTree Trust	107

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2022

Investments	Shares	Value

Tobacco – 0.6%

Altria Group, Inc.	34,048	$1,556,334

Philip Morris International, Inc.	27,978	2,831,653

Total Tobacco		4,387,987

Trading Companies & Distributors – 0.2%

Fastenal Co.	11,947	565,332

United Rentals, Inc.*	1,311	465,956

W.W. Grainger, Inc.	944	525,100

Total Trading Companies & Distributors		1,556,388

Water Utilities – 0.1%

American Water Works Co., Inc.	3,338	508,778

Wireless Telecommunication Services – 0.3%

T-Mobile US, Inc.*	12,972	1,816,080
Total United States		638,282,993
TOTAL COMMON STOCKS (Cost: $690,933,512)		644,251,692

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(b)
(Cost: $366,078)	366,078	366,078

TOTAL INVESTMENTS IN SECURITIES – 90.3% (Cost: $691,299,590)		644,617,770

Other Assets less Liabilities – 9.7%		69,496,882

NET ASSETS – 100.0%		$714,114,652
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $605,203 and the total market value of the collateral held by the Fund was $631,824. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $265,746.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	448	3/31/23	$91,875,000	$97,348
5 Year U.S. Treasury Note	843	3/31/23	90,984,727	(1,986)
10 Year U.S. Treasury Note	804	3/22/23	90,286,687	(429,746)
U.S. Treasury Long Bond	717	3/22/23	89,871,469	(1,008,226)
Ultra 10 Year U.S. Treasury Note	758	3/22/23	89,657,188	(794,915)
			$452,675,071	$(2,137,525)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Interactive Media & Services	$26,739,245	$—	$0	*	$26,739,245
Other	617,512,447	—	—		617,512,447
Investment of Cash Collateral for Securities Loaned	—	366,078	—		366,078
Total Investments in Securities	$644,251,692	$366,078	$0		$644,617,770
Financial Derivative Instruments
Futures Contracts[1]	$97,348	$—	$—		$97,348
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(2,234,873)	$—	$—		$(2,234,873)
Total – Net	$642,114,167	$366,078	$0		$642,480,245
*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

108	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

December 31, 2022

Investments	Shares	Value

COMMON STOCKS – 100.0%

Australia – 2.4%

IT Services – 0.7%

Appen Ltd.	2,884	$4,870

Software – 1.7%

BrainChip Holdings Ltd.*	24,295	12,274
Total Australia		17,144

Canada – 2.6%

Machinery – 1.2%

ATS Corp.*(a)	271	8,418

Software – 1.4%

Kinaxis, Inc.*	87	9,754
Total Canada		18,172

China – 3.2%

Auto Components – 1.4%

Nexteer Automotive Group Ltd.(a)	15,000	9,821

Semiconductors & Semiconductor Equipment – 1.8%

NXP Semiconductors NV	83	13,116
Total China		22,937

Germany – 2.0%

Semiconductors & Semiconductor Equipment – 2.0%

Infineon Technologies AG	463	14,048

Israel – 3.2%

Auto Components – 1.6%

Mobileye Global, Inc., Class A*	310	10,869

Health Care Equipment & Supplies – 0.6%

Nano-X Imaging Ltd.*	604	4,457

Technology Hardware, Storage & Peripherals – 1.0%

Nano Dimension Ltd., ADR*(a)	3,073	7,068
Total Israel		22,394

Japan – 5.0%

Auto Components – 1.4%

Denso Corp.	200	9,907

Electronic Equipment, Instruments & Components – 1.0%

Omron Corp.	150	7,282

Machinery – 1.1%

FANUC Corp.	50	7,516

Software – 1.5%

Appier Group, Inc.*	1,000	10,292
Total Japan		34,997

Netherlands – 1.9%

Semiconductors & Semiconductor Equipment – 1.9%

ASML Holding NV, Registered shares	25	13,660

South Korea – 3.5%

Semiconductors & Semiconductor Equipment – 1.6%

SK Hynix, Inc.	196	11,625

Software – 0.1%

Alchera, Inc.*	157	818

Technology Hardware, Storage & Peripherals – 1.8%

Samsung Electronics Co. Ltd.	289	12,639
Total South Korea		25,082

Sweden – 1.1%

Electronic Equipment, Instruments & Components – 1.1%

Hexagon AB, Class B	728	7,616

Switzerland – 1.9%

Semiconductors & Semiconductor Equipment – 1.9%

STMicroelectronics NV	380	13,381

Taiwan – 3.9%

Semiconductors & Semiconductor Equipment – 3.9%

Alchip Technologies Ltd.	500	12,819

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	194	14,451

Total Semiconductors & Semiconductor Equipment		27,270

United Kingdom – 1.0%

Software – 1.0%

Darktrace PLC*(a)	2,211	6,881

United States – 68.3%

Aerospace & Defense – 1.4%

Lockheed Martin Corp.	21	10,216

Auto Components – 0.7%

Luminar Technologies, Inc.*	1,033	5,114

Automobiles – 0.8%

Tesla, Inc.*	46	5,666

Biotechnology – 2.2%

Bioxcel Therapeutics, Inc.*	496	10,654

Recursion Pharmaceuticals, Inc., Class A*(a)	660	5,089

Total Biotechnology		15,743

Consumer Finance – 0.7%

Upstart Holdings, Inc.*	359	4,746

Electrical Equipment – 0.8%

Stem, Inc.*	620	5,543

Electronic Equipment, Instruments & Components – 1.2%

Cognex Corp.	175	8,244

Insurance – 0.7%

Lemonade, Inc.*	365	4,993

Interactive Media & Services – 2.3%

Alphabet, Inc., Class A*	85	7,500

Meta Platforms, Inc., Class A*	74	8,905

Total Interactive Media & Services		16,405

Internet & Direct Marketing Retail – 1.0%

Amazon.com, Inc.*	80	6,720

IT Services – 3.6%

Grid Dynamics Holdings, Inc.*	789	8,853

Snowflake, Inc., Class A*	53	7,608

Twilio, Inc., Class A*	189	9,253

Total IT Services		25,714

Life Sciences Tools & Services – 1.0%

Illumina, Inc.*	34	6,875

See Notes to Financial Statements.

WisdomTree Trust	109

Schedule of Investments (unaudited) (continued)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

December 31, 2022

Investments	Shares	Value

Machinery – 1.5%

Deere & Co.	24	$10,290

Semiconductors & Semiconductor Equipment – 22.6%

Advanced Micro Devices, Inc.*	194	12,565

Ambarella, Inc.*	218	17,926

Analog Devices, Inc.	86	14,107

Ceva, Inc.*	219	5,602

GLOBALFOUNDRIES, Inc.*	215	11,586

Lattice Semiconductor Corp.*	217	14,079

Micron Technology, Inc.	225	11,246

NVIDIA Corp.	86	12,568

ON Semiconductor Corp.*	188	11,726

QUALCOMM, Inc.	115	12,643

Synaptics, Inc.*	132	12,561

Teradyne, Inc.	146	12,753

Wolfspeed, Inc.*	152	10,494

Total Semiconductors & Semiconductor Equipment		159,856

Software – 26.0%

Alteryx, Inc., Class A*	221	11,198

ANSYS, Inc.*	41	9,905

Appian Corp., Class A*	261	8,498

Autodesk, Inc.*	36	6,727

C3.ai, Inc., Class A*(a)	698	7,811

Cadence Design Systems, Inc.*	84	13,494

Cerence, Inc.*	575	10,655

Crowdstrike Holdings, Inc., Class A*	72	7,581

CS Disco, Inc.*	805	5,088

Dynatrace, Inc.*	273	10,456

Elastic NV*	160	8,240

Microsoft Corp.	32	7,674

Procore Technologies, Inc.*	142	6,699

PROS Holdings, Inc.*	373	9,049

PTC, Inc.*	63	7,562

SentinelOne, Inc., Class A*	557	8,127

ServiceNow, Inc.*	26	10,095

Synopsys, Inc.*	42	13,410

UiPath, Inc., Class A*	831	10,562

Unity Software, Inc.*	254	7,262

Veritone, Inc.*	586	3,106

Total Software		183,199

Technology Hardware, Storage & Peripherals – 1.8%

Apple, Inc.	56	7,276

IonQ, Inc.*	1,558	5,375

Total Technology Hardware, Storage & Peripherals		12,651
Total United States		481,975
TOTAL COMMON STOCKS (Cost: $1,039,698)		705,557

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%

United States – 1.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(b)
(Cost: $13,843)	13,843	13,843

TOTAL INVESTMENTS IN SECURITIES – 101.9% (Cost: $1,053,541)		719,400

Other Assets less Liabilities – (1.9)%		(13,513)

NET ASSETS – 100.0%		$705,887
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $41,815 and the total market value of the collateral held by the Fund was $44,026. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $30,183.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Goldman Sachs	1/4/2023	14	USD	20	AUD	$0	^	$—
Goldman Sachs	1/4/2023	32	USD	30	EUR	0	^	—
Goldman Sachs	1/4/2023	24	USD	20	GBP	0	^	—
Morgan Stanley & Co. International	1/4/2023	24	USD	190	HKD	0	^	—
						$0	^	$—
^	Amount represents less than $1.

See Notes to Financial Statements.

110	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

December 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$705,557	$—		$—	$705,557
Investment of Cash Collateral for Securities Loaned	—	13,843		—	13,843
Total Investments in Securities	$705,557	$13,843		$—	$719,400
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$0	^	$—	$0
Total – Net	$705,557	$13,843		$—	$719,400
^	Amount represents less than $1.

See Notes to Financial Statements.

WisdomTree Trust	111

Schedule of Investments (unaudited)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

December 31, 2022

Investments	Shares	Value

COMMON STOCKS – 99.8%

Australia – 4.4%

Metals & Mining – 4.4%

Allkem Ltd.*	6,130	$46,726

IGO Ltd.	2,219	20,255

Mincor Resources NL*	22,221	22,679

Mineral Resources Ltd.	819	42,877

Pilbara Minerals Ltd.*	18,652	47,433

Syrah Resources Ltd.*	23,328	32,589

Total Metals & Mining		212,559

Belgium – 3.8%

Chemicals – 3.8%

Umicore SA	5,014	183,653

Canada – 3.4%

Commercial Services & Supplies – 1.8%

Li-Cycle Holdings Corp.*(a)	17,847	84,952

Electrical Equipment – 1.6%

Ballard Power Systems, Inc.*(a)	16,594	79,485
Total Canada		164,437

Chile – 0.7%

Chemicals – 0.7%

Sociedad Quimica y Minera de Chile SA, ADR	397	31,697

China – 26.2%

Auto Components – 0.6%

Tianneng Power International Ltd.	28,000	29,561

Chemicals – 6.6%

Do-Fluoride New Materials Co. Ltd., Class A	4,200	20,227

Guangzhou Tinci Materials Technology Co. Ltd., Class A	4,500	28,527

Ningbo Shanshan Co. Ltd., Class A	8,800	23,148

Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,800	65,998

Shenzhen Capchem Technology Co. Ltd., Class A	5,240	32,922

Shenzhen Dynanonic Co. Ltd., Class A	600	19,910

Shinghwa Advanced Material Group Co. Ltd., Class A	700	9,338

Sichuan Yahua Industrial Group Co. Ltd., Class A	7,600	25,539

Tianqi Lithium Corp., Class A*	3,100	35,392

Yunnan Energy New Material Co. Ltd., Class A	1,600	30,361

Zangge Mining Co. Ltd., Class A	6,900	25,899

Total Chemicals		317,261

Construction & Engineering – 0.3%

China Energy Engineering Corp. Ltd., Class H	126,000	14,691

Electrical Equipment – 11.6%

Beijing Easpring Material Technology Co. Ltd., Class A	2,800	22,825

Camel Group Co. Ltd., Class A	40,000	47,175

Contemporary Amperex Technology Co. Ltd., Class A	1,300	73,921

East Group Co. Ltd., Class A	12,900	12,734

Eve Energy Co. Ltd., Class A	2,700	34,302

Fangda Carbon New Material Co. Ltd., Class A*	8,800	7,784

Gotion High-tech Co. Ltd., Class A	15,000	62,503

Guangzhou Great Power Energy & Technology Co. Ltd., Class A	3,500	39,452

Jiangxi Special Electric Motor Co. Ltd., Class A*	4,600	11,602

NARI Technology Co. Ltd., Class A	12,220	43,095

Ningbo Ronbay New Energy Technology Co. Ltd., Class A	5,362	53,280

Qingdao TGOOD Electric Co. Ltd., Class A	40,500	89,033

Sungrow Power Supply Co. Ltd., Class A	2,900	46,860

Zhejiang Narada Power Source Co. Ltd., Class A*	4,800	14,777

Total Electrical Equipment		559,343

Electronic Equipment, Instruments & Components – 0.2%

Shenzhen Deren Electronic Co. Ltd., Class A*	6,000	7,475

Energy Equipment & Services – 0.2%

Cangzhou Mingzhu Plastic Co. Ltd., Class A	18,400	12,260

Industrial Conglomerates – 0.9%

China Baoan Group Co. Ltd., Class A	23,900	41,763

Metals & Mining – 5.4%

CMOC Group Ltd., Class H	21,000	9,686

Ganfeng Lithium Group Co. Ltd., Class A	3,600	36,167

GEM Co. Ltd., Class A	126,000	135,309

Jinchuan Group International Resources Co. Ltd.	123,000	8,825

Nanjing Hanrui Cobalt Co. Ltd., Class A	2,500	14,471

Tibet Mineral Development Co., Class A*	4,600	25,670

Xiamen Tungsten Co. Ltd., Class A	4,800	13,563

Zhejiang Huayou Cobalt Co. Ltd., Class A	1,800	14,473

Total Metals & Mining		258,164

Pharmaceuticals – 0.2%

Zhejiang NHU Co. Ltd., Class A	2,980	8,076

Semiconductors & Semiconductor Equipment – 0.2%

NXP Semiconductors NV	75	11,852
Total China		1,260,446

Finland – 1.1%

Machinery – 1.1%

Wartsila Oyj Abp	6,442	54,094

France – 3.1%

Aerospace & Defense – 0.9%

Airbus SE	371	43,958

Automobiles – 0.5%

Renault SA*	700	23,365

Electric Utilities – 1.0%

Electricite de France SA	3,677	47,091

Metals & Mining – 0.4%

Eramet SA	202	18,077

Multi-Utilities – 0.3%

Engie SA	1,251	17,875
Total France		150,366

Germany – 8.8%

Automobiles – 1.6%

Bayerische Motoren Werke AG	752	66,918

Mercedes-Benz Group AG, Registered Shares	160	10,485

Total Automobiles		77,403

See Notes to Financial Statements.

112	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

December 31, 2022

Investments	Shares	Value

Chemicals – 2.8%

BASF SE	2,724	$134,864

Industrial Conglomerates – 1.0%

Siemens AG, Registered Shares	339	46,903

Multi-Utilities – 1.4%

E.ON SE	6,983	69,563

Semiconductors & Semiconductor Equipment – 2.0%

Infineon Technologies AG	428	12,986

SMA Solar Technology AG*	1,179	84,117

Total Semiconductors & Semiconductor Equipment		97,103
Total Germany		425,836

Indonesia – 2.5%

Metals & Mining – 2.5%

Aneka Tambang Tbk	118,600	15,123

Nickel Industries Ltd.	41,390	27,227

Vale Indonesia Tbk PT*	174,600	79,631

Total Metals & Mining		121,981

Japan – 13.3%

Auto Components – 0.2%

Denso Corp.	200	9,907

Automobiles – 1.6%

Honda Motor Co. Ltd., ADR	434	9,921

Nissan Motor Co. Ltd.	17,700	56,087

Toyota Motor Corp.	700	9,616

Total Automobiles		75,624

Building Products – 0.3%

Central Glass Co. Ltd.	600	12,778

Chemicals – 2.9%

Asahi Kasei Corp.	5,400	38,528

Showa Denko KK	1,700	26,026

Tanaka Chemical Corp.*(a)	2,900	31,078

W-Scope Corp.*	4,400	44,252

Total Chemicals		139,884

Electrical Equipment – 1.4%

Fuji Electric Co. Ltd.	600	22,873

Fujikura Ltd.	1,600	12,175

GS Yuasa Corp.	1,900	30,528

Total Electrical Equipment		65,576

Electronic Equipment, Instruments & Components – 3.7%

Iriso Electronics Co. Ltd.	400	12,824

TDK Corp.	5,100	167,558

Total Electronic Equipment, Instruments & Components		180,382

Household Durables – 0.4%

Panasonic Holdings Corp.	1,500	12,625

Sony Group Corp.	100	7,605

Total Household Durables		20,230

Machinery – 0.7%

Mitsubishi Heavy Industries Ltd.	900	35,701

Metals & Mining – 0.7%

Nippon Denko Co. Ltd.(a)	9,600	25,611

Sumitomo Metal Mining Co. Ltd.	300	10,620

Total Metals & Mining		36,231

Oil, Gas & Consumable Fuels – 1.4%

Iwatani Corp.	1,500	65,823
Total Japan		642,136

Netherlands – 1.4%

Electrical Equipment – 1.4%

Alfen Beheer BV*(b)	731	65,689

Russia – 0.0%

Metals & Mining – 0.0%

MMC Norilsk Nickel PJSC, ADR†	36	0

South Korea – 5.8%

Automobiles – 0.2%

Hyundai Motor Co.	81	9,673

Chemicals – 1.5%

LG Chem Ltd.	92	43,654

Soulbrain Co. Ltd.	181	31,190

Total Chemicals		74,844

Construction Materials – 0.9%

POSCO Chemical Co. Ltd.	293	41,708

Electrical Equipment – 2.0%

Ecopro BM Co. Ltd.	441	32,120

Hyundai Electric & Energy System Co. Ltd.	441	14,822

LG Energy Solution Ltd.*	93	32,030

LS Electric Co. Ltd.	367	16,369

Total Electrical Equipment		95,341

Electronic Equipment, Instruments & Components – 0.9%

Samsung SDI Co. Ltd.	93	43,466

Oil, Gas & Consumable Fuels – 0.3%

SK Innovation Co. Ltd.*	125	15,223
Total South Korea		280,255

Taiwan – 1.0%

Electronic Equipment, Instruments & Components – 1.0%

Simplo Technology Co. Ltd.	5,000	46,363

United Kingdom – 2.7%

Aerospace & Defense – 2.0%

Rolls-Royce Holdings PLC*	83,288	93,374

Chemicals – 0.7%

Johnson Matthey PLC	1,335	34,157
Total United Kingdom		127,531

United States – 21.6%

Aerospace & Defense – 2.2%

Boeing Co.*	367	69,910

Lockheed Martin Corp.	74	36,000

Total Aerospace & Defense		105,910

See Notes to Financial Statements.

WisdomTree Trust	113

Schedule of Investments (unaudited) (concluded)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

December 31, 2022

Investments	Shares	Value

Auto Components – 4.3%

Aptiv PLC*	117	$10,896

QuantumScape Corp.*(a)	25,040	141,977

Solid Power, Inc.*	21,246	53,965

Total Auto Components		206,838

Automobiles – 0.8%

General Motors Co.	571	19,209

Tesla, Inc.*	157	19,339

Total Automobiles		38,548

Chemicals – 1.8%

Albemarle Corp.	206	44,673

Livent Corp.*	2,068	41,091

Total Chemicals		85,764

Construction & Engineering – 0.5%

Primoris Services Corp.	965	21,172

Electrical Equipment – 9.0%

Blink Charging Co.*	12,676	139,056

Bloom Energy Corp., Class A*	4,792	91,623

EnerSys	1,511	111,572

FuelCell Energy, Inc.*(a)	28,714	79,825

GrafTech International Ltd.	2,588	12,319

Total Electrical Equipment		434,395

Electronic Equipment, Instruments & Components – 0.5%

Amphenol Corp., Class A	159	12,106

Belden, Inc.	161	11,576

Total Electronic Equipment, Instruments & Components		23,682

Independent Power & Renewable Electricity Producers – 0.3%

AES Corp.	513	14,754

Industrial Conglomerates – 0.5%

General Electric Co.	272	22,791

Machinery – 0.9%

Caterpillar, Inc.	136	32,580

ITT, Inc.	152	12,327

Total Machinery		44,907

Metals & Mining – 0.2%

Steel Dynamics, Inc.	110	10,747

Semiconductors & Semiconductor Equipment – 0.6%

QUALCOMM, Inc.	161	17,700

Texas Instruments, Inc.	72	11,896

Total Semiconductors & Semiconductor Equipment		29,596
Total United States		1,039,104
TOTAL COMMON STOCKS (Cost: $5,269,980)		4,806,147

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.9%

United States – 3.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(c)
(Cost: $188,503)	188,503	188,503

TOTAL INVESTMENTS IN SECURITIES – 103.7% (Cost: $5,458,483)		4,994,650

Other Assets less Liabilities – (3.7)%		(179,772)

NET ASSETS – 100.0%		$4,814,878
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $274,885 and the total market value of the collateral held by the Fund was $288,896. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $100,393.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Metals & Mining	$657,759	$—	$0	*	$657,759
Other	4,148,388	—	—		4,148,388
Investment of Cash Collateral for Securities Loaned	—	188,503	—		188,503
Total Investments in Securities	$4,806,147	$188,503	$0		$4,994,650
*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

114	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree BioRevolution Fund (WDNA)

December 31, 2022

Investments	Shares	Value

COMMON STOCKS – 99.8%

Australia – 1.2%

Chemicals – 1.2%

Nufarm Ltd.	12,522	$52,055

Canada – 0.7%

Chemicals – 0.7%

Nutrien Ltd.	398	29,066

Denmark – 3.5%

Biotechnology – 1.3%

Genmab A/S, ADR*	1,256	53,229

Chemicals – 2.2%

Chr Hansen Holding A/S	536	38,440

Novozymes A/S, Class B	1,103	55,705

Total Chemicals		94,145
Total Denmark		147,374

Germany – 4.8%

Biotechnology – 1.4%

BioNTech SE, ADR	329	49,423

CureVac NV*	1,477	8,906

Total Biotechnology		58,329

Life Sciences Tools & Services – 0.6%

Evotec SE*	1,446	23,550

Oil, Gas & Consumable Fuels – 1.8%

CropEnergies AG	1,029	14,298

VERBIO Vereinigte BioEnergie AG	943	60,989

Total Oil, Gas & Consumable Fuels		75,287

Pharmaceuticals – 1.0%

Bayer AG, Registered Shares	796	41,053
Total Germany		198,219

Japan – 2.6%

Biotechnology – 0.9%

Takara Bio, Inc.	2,700	35,258

Pharmaceuticals – 1.7%

Takeda Pharmaceutical Co. Ltd.	2,300	71,661
Total Japan		106,919

Netherlands – 2.3%

Biotechnology – 0.6%

uniQure NV*	1,185	26,864

Life Sciences Tools & Services – 1.7%

QIAGEN NV*	1,392	69,419
Total Netherlands		96,283

Sweden – 0.7%

Biotechnology – 0.7%

Vitrolife AB	1,525	27,252

Switzerland – 1.7%

Biotechnology – 0.4%

CRISPR Therapeutics AG*(a)	402	16,341

Pharmaceuticals – 1.3%

Novartis AG, Registered Shares	617	55,745
Total Switzerland		72,086

United Kingdom – 4.3%

Biotechnology – 0.9%

Genus PLC	1,093	39,233

Life Sciences Tools & Services – 0.3%

Oxford Nanopore Technologies PLC*	4,189	12,421

Pharmaceuticals – 3.1%

AstraZeneca PLC, ADR	1,898	128,684
Total United Kingdom		180,338

United States – 78.0%

Biotechnology – 36.7%

2seventy bio, Inc.*	831	7,786

Agenus, Inc.*	13,594	32,626

Agios Pharmaceuticals, Inc.*	1,135	31,871

Allogene Therapeutics, Inc.*	3,689	23,204

Alnylam Pharmaceuticals, Inc.*	380	90,307

Amgen, Inc.	274	71,963

Amicus Therapeutics, Inc.*	4,473	54,615

Arcturus Therapeutics Holdings, Inc.*	1,272	21,573

Arrowhead Pharmaceuticals, Inc.*	549	22,267

Beam Therapeutics, Inc.*	565	22,097

Biogen, Inc.*	266	73,661

BioMarin Pharmaceutical, Inc.*	643	66,544

Blueprint Medicines Corp.*	861	37,720

Bridgebio Pharma, Inc.*	1,185	9,030

Caribou Biosciences, Inc.*	4,322	27,142

Editas Medicine, Inc.*	1,081	9,589

Exact Sciences Corp.*	413	20,448

Fate Therapeutics, Inc.*	569	5,741

Geron Corp.*	14,155	34,255

Gilead Sciences, Inc.	1,061	91,087

Gossamer Bio, Inc.*	3,118	6,766

Inovio Pharmaceuticals, Inc.*	9,824	15,325

Intellia Therapeutics, Inc.*	295	10,293

Ionis Pharmaceuticals, Inc.*	854	32,256

Iovance Biotherapeutics, Inc.*	1,363	8,710

Mirati Therapeutics, Inc.*	229	10,376

Moderna, Inc.*	228	40,953

Myriad Genetics, Inc.*	1,944	28,207

Natera, Inc.*	540	21,692

Novavax, Inc.*(a)	508	5,222

Precigen, Inc.*	6,564	9,977

Regeneron Pharmaceuticals, Inc.*	112	80,807

REGENXBIO, Inc.*	2,453	55,634

Sangamo Therapeutics, Inc.*	5,303	16,651

Sarepta Therapeutics, Inc.*	698	90,447

Seagen, Inc.*	402	51,661

Stoke Therapeutics, Inc.*	2,158	19,918

Twist Bioscience Corp.*	1,412	33,620

Ultragenyx Pharmaceutical, Inc.*	563	26,084

See Notes to Financial Statements.

WisdomTree Trust	115

Schedule of Investments (unaudited) (concluded)

WisdomTree BioRevolution Fund (WDNA)

December 31, 2022

Investments	Shares	Value

United Therapeutics Corp.*	72	$20,023

Veracyte, Inc.*	1,816	43,094

Vericel Corp.*	782	20,598

Vertex Pharmaceuticals, Inc.*	334	96,453

Verve Therapeutics, Inc.*	1,764	34,133

Total Biotechnology		1,532,426

Chemicals – 8.0%

Amyris, Inc.*	16,658	25,487

Corteva, Inc.	1,348	79,235

Dow, Inc.	1,027	51,750

DuPont de Nemours, Inc.	622	42,688

FMC Corp.	584	72,883

Ginkgo Bioworks Holdings, Inc.*	15,607	26,376

Origin Materials, Inc.*	8,085	37,272

Total Chemicals		335,691

Food Products – 5.6%

Archer-Daniels-Midland Co.	995	92,386

Benson Hill, Inc.*	7,716	19,676

Beyond Meat, Inc.*(a)	1,956	24,078

Darling Ingredients, Inc.*	865	54,140

Tyson Foods, Inc., Class A	703	43,762

Total Food Products		234,042

Health Care Providers & Services – 1.7%

Invitae Corp.*	5,360	9,969

Laboratory Corp. of America Holdings	260	61,225

Total Health Care Providers & Services		71,194

Life Sciences Tools & Services – 14.0%

10X Genomics, Inc., Class A*	471	17,163

Agilent Technologies, Inc.	532	79,614

Bio-Rad Laboratories, Inc., Class A*	94	39,526

Bio-Techne Corp.	652	54,038

Codexis, Inc.*	2,411	11,235

Danaher Corp.	295	78,299

Illumina, Inc.*	172	34,778

NanoString Technologies, Inc.*	1,101	8,775

NeoGenomics, Inc.*	2,056	18,997

Pacific Biosciences of California, Inc.*(a)	1,977	16,172

PerkinElmer, Inc.	558	78,243

Repligen Corp.*	363	61,460

Thermo Fisher Scientific, Inc.	153	84,256

Total Life Sciences Tools & Services		582,556

Oil, Gas & Consumable Fuels – 1.4%

Green Plains, Inc.*	1,863	56,822

Pharmaceuticals – 10.6%

Catalent, Inc.*	655	29,481

Eli Lilly & Co.	243	88,899

Johnson & Johnson	435	76,843

Merck & Co., Inc.	826	91,645

Pfizer, Inc.	1,891	96,895

Zoetis, Inc.	411	60,232

Total Pharmaceuticals		443,995
Total United States		3,256,726
TOTAL COMMON STOCKS (Cost: $5,078,796)		4,166,318

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%

United States – 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(b)
(Cost: $26,262)	26,262	26,262

TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $5,105,058)		4,192,580

Other Assets less Liabilities – (0.4)%		(18,397)

NET ASSETS – 100.0%		$4,174,183
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $54,634 and the total market value of the collateral held by the Fund was $56,246. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $29,984.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,166,318	$—	$—	$4,166,318
Investment of Cash Collateral for Securities Loaned	—	26,262	—	26,262
Total Investments in Securities	$4,166,318	$26,262	$—	$4,192,580

See Notes to Financial Statements.

116	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

December 31, 2022

Investments	Shares	Value

COMMON STOCKS – 99.9%

Canada – 1.7%

IT Services – 1.7%

Shopify, Inc., Class A*	278,128	$9,653,823

Israel – 3.4%

IT Services – 1.9%

Wix.com Ltd.*	137,458	10,560,898

Software – 1.5%

JFrog Ltd.*	411,158	8,770,000
Total Israel		19,330,898

United States – 94.8%

Diversified Consumer Services – 1.4%

2U, Inc.*	1,259,923	7,899,717

Health Care Technology – 2.1%

Definitive Healthcare Corp.*(a)	458,550	5,039,464

Veeva Systems, Inc., Class A*	43,420	7,007,120

Total Health Care Technology		12,046,584

Interactive Media & Services – 1.9%

Vimeo, Inc.*	1,462,175	5,015,260

ZoomInfo Technologies, Inc.*	194,630	5,860,310

Total Interactive Media & Services		10,875,570

IT Services – 16.9%

AvidXchange Holdings, Inc.*	1,127,442	11,206,773

BigCommerce Holdings, Inc., Series 1*	518,021	4,527,503

Block, Inc.*	128,352	8,065,640

Cloudflare, Inc., Class A*	139,141	6,290,565

DigitalOcean Holdings, Inc.*(a)	218,805	5,572,963

Fastly, Inc., Class A*	920,689	7,540,443

MongoDB, Inc.*	28,146	5,540,259

Okta, Inc.*	99,820	6,820,701

PayPal Holdings, Inc.*	99,071	7,055,837

Snowflake, Inc., Class A*	61,899	8,884,982

Squarespace, Inc., Class A*	454,993	10,087,195

Toast, Inc., Class A*(a)	520,785	9,389,754

Twilio, Inc., Class A*	125,122	6,125,973

Total IT Services		97,108,588

Software – 72.5%

Adobe, Inc.*	22,652	7,623,078

Amplitude, Inc., Class A*(a)	596,122	7,201,154

Appfolio, Inc., Class A*	89,132	9,392,730

Asana, Inc., Class A*(a)	433,503	5,969,336

Atlassian Corp. Ltd., Class A*	35,494	4,567,368

Bill.com Holdings, Inc.*	54,342	5,921,104

Blackline, Inc.*	134,577	9,052,995

Blend Labs, Inc., Class A*(a)	3,096,976	4,459,645

Box, Inc., Class A*	315,507	9,821,733

Braze, Inc., Class A*	200,319	5,464,702

C3.ai, Inc., Class A*(a)	481,670	5,389,887

Clearwater Analytics Holdings, Inc., Class A*	615,922	11,548,538

Confluent, Inc., Class A*	330,798	7,356,948

Coupa Software, Inc.*	141,255	11,183,158

Crowdstrike Holdings, Inc., Class A*	50,072	5,272,081

CS Disco, Inc.*(a)	690,430	4,363,518

Datadog, Inc., Class A*	90,637	6,661,820

DocuSign, Inc.*	145,169	8,045,266

Domo, Inc., Class B*	338,248	4,816,652

Dropbox, Inc., Class A*	407,126	9,111,480

Elastic NV*	118,957	6,126,286

Everbridge, Inc.*	278,511	8,238,355

Five9, Inc.*	86,560	5,873,962

Freshworks, Inc., Class A*(a)	663,019	9,753,010

Gitlab, Inc., Class A*(a)	156,860	7,127,718

HubSpot, Inc.*	26,948	7,791,475

Momentive Global, Inc.*	1,294,118	9,058,826

Monday.com Ltd.*	75,643	9,228,446

nCino, Inc.*	286,303	7,569,851

New Relic, Inc.*	150,707	8,507,410

Olo, Inc., Class A*	1,270,817	7,942,606

PagerDuty, Inc.*(a)	370,604	9,843,242

Paycom Software, Inc.*	25,383	7,876,599

Paylocity Holding Corp.*	35,896	6,973,157

Procore Technologies, Inc.*	162,175	7,651,417

Q2 Holdings, Inc.*	219,169	5,889,071

Qualtrics International, Inc., Class A*	760,523	7,894,229

Qualys, Inc.*	62,322	6,994,398

RingCentral, Inc., Class A*	208,871	7,394,033

Salesforce, Inc.*	51,758	6,862,593

SentinelOne, Inc., Class A*	360,761	5,263,503

ServiceNow, Inc.*	19,990	7,761,517

Smartsheet, Inc., Class A*	273,222	10,754,018

Sprinklr, Inc., Class A*	815,427	6,662,039

Sprout Social, Inc., Class A*	158,418	8,944,280

Sumo Logic, Inc.*	1,177,541	9,538,082

Tenable Holdings, Inc.*	230,786	8,804,486

UiPath, Inc., Class A*	534,633	6,795,185

Workday, Inc., Class A*	56,562	9,464,519

Workiva, Inc.*(a)	135,187	11,351,652

Yext, Inc.*	2,062,689	13,469,359

Zoom Video Communications, Inc., Class A*	95,564	6,473,505

Zscaler, Inc.*	57,562	6,441,188

Zuora, Inc., Class A*	1,037,005	6,595,352

Total Software		416,138,562
Total United States		544,069,021
TOTAL COMMON STOCKS (Cost: $1,072,552,354)		573,053,742

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%

United States – 2.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(b)
(Cost: $12,590,254)	12,590,254	12,590,254

TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $1,085,142,608)		585,643,996

Other Assets less Liabilities – (2.1)%		(11,981,994)

NET ASSETS – 100.0%		$573,662,002

See Notes to Financial Statements.

WisdomTree Trust	117

Schedule of Investments (unaudited) (concluded)

WisdomTree Cloud Computing Fund (WCLD)

December 31, 2022

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $38,618,121 and the total market value of the collateral held by the Fund was $39,677,668. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $27,087,414.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$573,053,742	$—	$—	$573,053,742
Investment of Cash Collateral for Securities Loaned	—	12,590,254	—	12,590,254
Total Investments in Securities	$573,053,742	$12,590,254	$—	$585,643,996

See Notes to Financial Statements.

118	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

December 31, 2022

Investments	Shares	Value

COMMON STOCKS – 99.9%

Canada – 0.4%

Software – 0.4%

Absolute Software Corp.(a)	9,178	$95,780

Israel – 1.3%

Communications Equipment – 1.3%

Radware Ltd.*	17,036	336,461

Japan – 4.4%

Software – 4.4%

Trend Micro, Inc.(a)	24,300	1,130,789

South Korea – 2.8%

Software – 2.8%

Ahnlab, Inc.*	13,603	717,533

United Kingdom – 4.5%

Software – 4.5%

Darktrace PLC*(a)	375,791	1,169,425

United States – 86.5%

IT Services – 21.5%

Akamai Technologies, Inc.*	15,855	1,336,576

Cloudflare, Inc., Class A*	26,417	1,194,313

Fastly, Inc., Class A*	148,380	1,215,232

Okta, Inc.*	26,878	1,836,574

Total IT Services		5,582,695

Software – 65.0%

Crowdstrike Holdings, Inc., Class A*	9,112	959,402

CyberArk Software Ltd.*	7,099	920,385

Datadog, Inc., Class A*	17,298	1,271,403

Elastic NV*	19,314	994,671

ForgeRock, Inc., Class A*(a)	38,128	868,175

Fortinet, Inc.*	32,457	1,586,823

HashiCorp, Inc., Class A*(a)	47,320	1,293,729

Palo Alto Networks, Inc.*	9,239	1,289,210

Qualys, Inc.*	9,090	1,020,171

Rapid7, Inc.*	30,101	1,022,832

SentinelOne, Inc., Class A*	61,995	904,507

Splunk, Inc.*	11,537	993,220

Sumo Logic, Inc.*	79,389	643,051

Tenable Holdings, Inc.*	34,856	1,329,756

Varonis Systems, Inc.*	36,525	874,409

Zscaler, Inc.*	7,728	864,763

Total Software		16,836,507
Total United States		22,419,202
TOTAL COMMON STOCKS (Cost: $44,701,894)		25,869,190

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.5%

United States – 12.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(b)
(Cost: $3,242,345)	3,242,345	3,242,345

TOTAL INVESTMENTS IN SECURITIES – 112.4% (Cost: $47,944,239)		29,111,535

Other Assets less Liabilities – (12.4)%		(3,200,995)

NET ASSETS – 100.0%		$25,910,540
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at December 31, 2022 (See Note 2). At December 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,465,200 and the total market value of the collateral held by the Fund was $3,625,589. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $383,244.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$25,869,190	$—	$—	$25,869,190
Investment of Cash Collateral for Securities Loaned	—	3,242,345	—	3,242,345
Total Investments in Securities	$25,869,190	$3,242,345	$—	$29,111,535

See Notes to Financial Statements.

WisdomTree Trust	119

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

December 31, 2022

	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Emerging Markets ESG Fund		WisdomTree Emerging Markets ex-China Fund	WisdomTree International ESG Fund
ASSETS:

Investments, at cost	$214,208,455	$120,784,645	$23,421,170		$14,097,212	$7,560,278

Foreign currency, at cost	100,612	201,700	6,408		7,578	5,863

Foreign currency (restricted), at cost (Note 2)	—	—	12,474		—	—
Investments in securities, at value[1,2] (Note 2)	229,208,761	125,820,959	24,934,866		14,768,721	7,688,540

Cash	19,552	47,377	13,601		15,038	901

Foreign currency, at value	100,632	201,848	6,198		7,574	5,865

Foreign currency (restricted), at value (Note 2)	—	—	0	^	—	—

Unrealized appreciation on foreign currency contracts	59,227	75,049	—		—	5

Receivables:

Investment securities sold[3]	1,470,040	760,517	66		60	—

Dividends	326,347	291,705	22,458		9,089	6,520

Securities lending income	12,371	12,257	953		—	169

Foreign tax reclaims	483,288	84,758	438		605	29,281

Other (Note 6)	25,673	6,463	—		—	—
Total Assets	231,705,891	127,300,933	24,978,580		14,801,087	7,731,281
LIABILITIES:

Unrealized depreciation on foreign currency contracts	3,947,330	2,237,720	—		—	—

Payables:

Cash collateral received for securities loaned (Note 2)	8,776,952	5,403,758	413,113		—	139,492

Investment securities purchased	11,456	105,932	—		—	—

Advisory fees (Note 3)	72,947	48,533	6,781		4,110	1,955

Service fees (Note 2)	802	445	93		57	29

Foreign capital gains tax	—	—	72,116		6,507	—

Other (Note 6)	6,463	1,939	—		—	—
Total Liabilities	12,815,950	7,798,327	492,103		10,674	141,476
NET ASSETS	$218,889,941	$119,502,606	$24,486,477		$14,790,413	$7,589,805
NET ASSETS:

Paid-in capital	$250,861,049	$131,182,434	$34,385,735		$14,243,629	$10,973,650

Total distributable earnings (loss)	(31,971,108)	(11,679,828)	(9,899,258)		546,784	(3,383,845)
NET ASSETS	$218,889,941	$119,502,606	$24,486,477		$14,790,413	$7,589,805

Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	7,500,000	4,000,000	900,000		600,000	300,000
Net asset value per share	$29.19	$29.88	$27.21		$24.65	$25.30
[1] Includes market value of securities out on loan of:	$15,410,764	$13,799,312	$974,306		—	$235,227
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$17,323	—	—		—	—
^ Foreign currency (restricted), at value, has been fair valued using significant unobservable inputs by a valuation committee of WisdomTree Asset Management, Inc.

See Notes to Financial Statements.

120	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

December 31, 2022

	WisdomTree U.S. Corporate Bond Fund	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree Emerging Markets Efficient Core Fund		WisdomTree International Efficient Core Fund
ASSETS:

Investments, at cost	$9,936,362	$186,158,138	$39,454,751	$44,147,323		$185,612,955

Foreign currency, at cost	—	—	—	47,247		538,914

Foreign currency (restricted), at cost (Note 2)	—	—	—	75,933		—
Investments in securities, at value[1,2] (Note 2)	8,718,702	163,073,694	37,669,993	37,313,745		178,794,149

Cash	7,895	752,510	19,560	3,181,441		15,186,803

Deposits at broker for futures contracts	—	—	—	554,412		2,564,611

Foreign currency, at value	—	—	—	48,090		541,682

Foreign currency (restricted), at value (Note 2)	—	—	—	0	^	—

Receivables:

Investment securities sold	—	—	—	96		—

Capital shares sold	—	4,388,716	—	—		32

Dividends	—	—	—	45,425		189,244

Securities lending income	98	8,892	177	295		656

Interest	94,386	2,785,266	332,461	—		—

Foreign tax reclaims	—	—	—	2,267		163,222
Total Assets	8,821,081	171,009,078	38,022,191	41,145,771		197,440,399
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	—	—		48

Payables:

Cash collateral received for securities loaned (Note 2)	165,615	8,657,393	613,530	133,352		266,775

Investment securities purchased	—	4,307,329	—	—		40,686

Advisory fees (Note 3)	1,357	49,994	5,748	11,367		42,585

Service fees (Note 2)	33	579	141	156		721

Net variation margin on futures contracts	—	—	—	22,695		107,901
Total Liabilities	167,005	13,015,295	619,419	167,570		458,716
NET ASSETS	$8,654,076	$157,993,783	$37,402,772	$40,978,201		$196,981,683
NET ASSETS:

Paid-in capital	$16,722,534	$188,505,159	$40,710,904	$53,703,349		$217,722,112

Total distributable earnings (loss)	(8,068,458)	(30,511,376)	(3,308,132)	(12,725,148)		(20,740,429)
NET ASSETS	$8,654,076	$157,993,783	$37,402,772	$40,978,201		$196,981,683
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	200,000	3,600,000	800,000	1,550,000		6,250,000
Net asset value per share	$43.27	$43.89	$46.75	$26.44		$31.52
[1] Includes market value of securities out on loan of:	$174,201	$9,015,639	$868,544	$165,191		$750,410
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
^ Foreign currency (restricted), at value, has been fair valued using significant unobservable inputs by a valuation committee of WisdomTree Asset Management, Inc.

See Notes to Financial Statements.

WisdomTree Trust	121

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

December 31, 2022

	WisdomTree U.S. Efficient Core Fund	WisdomTree Artificial Intelligence and Innovation Fund		WisdomTree Battery Value Chain and Innovation Fund	WisdomTree BioRevolution Fund	WisdomTree Cloud Computing Fund
ASSETS:

Investments, at cost	$691,299,590	$1,053,541		$5,458,483	$5,105,058	$1,085,142,608

Foreign currency, at cost	—	139		25,701	2,612	—
Investments in securities, at value[1,2] (Note 2)	644,617,770	719,400		4,994,650	4,192,580	585,643,996

Cash	60,992,809	199		998	4,628	892,188

Deposits at broker for futures contracts	8,856,766	—		—	—	—

Foreign currency, at value	—	142		3,561	2,633	—

Unrealized appreciation on foreign currency contracts	—	0	[3]	—	—	—

Receivables:

Capital shares sold	313	—		—	—	4,362,254

Dividends	554,384	183		3,739	1,343	—

Securities lending income	72	63		2,058	279	9,408

Foreign tax reclaims	—	27		321	640	—
Total Assets	715,022,114	720,014		5,005,327	4,202,103	590,907,846
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	366,078	13,843		188,503	26,262	12,590,254

Investment securities purchased	—	—		—	—	4,430,320

Advisory fees (Note 3)	123,748	281		1,927	1,642	223,089

Service fees (Note 2)	2,722	3		19	16	2,181

Net variation margin on futures contracts	414,914	—		—	—	—
Total Liabilities	907,462	14,127		190,449	27,920	17,245,844
NET ASSETS	$714,114,652	$705,887		$4,814,878	$4,174,183	$573,662,002
NET ASSETS:

Paid-in capital	$866,980,461	$1,249,999		$5,620,341	$5,566,713	$1,288,332,860

Total distributable earnings (loss)	(152,865,809)	(544,112)		(805,463)	(1,392,530)	(714,670,858)
NET ASSETS	$714,114,652	$705,887		$4,814,878	$4,174,183	$573,662,002
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	22,000,000	50,000		150,000	240,000	22,900,000
Net asset value per share	$32.46	$14.12		$32.10	$17.39	$25.05
[1] Includes market value of securities out on loan of:	$605,203	$41,815		$274,885	$54,634	$38,618,121
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Amount represents less than $1.

See Notes to Financial Statements.

122	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

December 31, 2022

WisdomTree Cybersecurity Fund
ASSETS:

Investments, at cost	$47,944,239

Foreign currency, at cost	1,420
Investments in securities, at value[1,2] (Note 2)	29,111,535

Cash	47,267

Foreign currency, at value	1,445

Receivables:

Dividends	184

Securities lending income	492

Foreign tax reclaims	2,255
Total Assets	29,163,178
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	3,242,345

Advisory fees (Note 3)	10,193

Service fees (Note 2)	100
Total Liabilities	3,252,638
NET ASSETS	$25,910,540
NET ASSETS:

Paid-in capital	$46,591,344

Total distributable earnings (loss)	(20,680,804)
NET ASSETS	$25,910,540
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,700,000
Net asset value per share	$15.24
[1] Includes market value of securities out on loan of:	$3,465,200
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	123

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months or Period Ended December 31, 2022

	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Emerging Markets ESG Fund	WisdomTree Emerging Markets ex-China Fund[1]	WisdomTree International ESG Fund
INVESTMENT INCOME:

Dividends	$3,259,295	$1,995,162	$381,563	$62,799	$88,105

Non-cash dividends	14,383	33,343	—	3,549	—

Other income (Note 6)	10,949	4,739	—	—	—

Securities lending income, net (Note 2)	98,405	40,607	7,084	—	708

Less: Foreign withholding taxes on dividends	(208,848)	(166,083)	(51,170)	(10,047)	(6,937)
Total investment income	3,174,184	1,907,768	337,477	56,301	81,876
EXPENSES:

Advisory fees (Note 3)	368,429	220,429	39,267	11,640	11,092

Service fees (Note 2)	4,053	2,021	539	160	163

Other fees (Note 6)	2,397	1,271	—	—	—
Total expenses	374,879	223,721	39,806	11,800	11,255
Net investment income	2,799,305	1,684,047	297,671	44,501	70,621
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(14,426,052)	(11,096,450)	(1,265,622)	(83,718)	(211,431)

Futures contracts	—	—	—	(513)	—

Foreign currency contracts	7,419,062	2,371,676	(5,431)	(38,696)	(352)

Foreign currency related transactions	55,768	131,794	484	45,055	673
Net realized loss	(6,951,222)	(8,592,980)	(1,270,569)	(77,872)	(211,110)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	24,081,668	14,155,338	609,260	665,002	362,478

Foreign currency contracts	(8,105,541)	(3,738,586)	—	—	4

Translation of assets and liabilities denominated in foreign currencies	15,421	4,866	(12,265)	(37)	1,112
Net increase in unrealized appreciation/depreciation	15,991,548	10,421,618	596,995	664,965	363,594
Net realized and unrealized gain (loss) on investments	9,040,326	1,828,638	(673,574)	587,093	152,484
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,839,631	$3,512,685	$(375,903)	$631,594	$223,105
[1] For the period September 22, 2022 (commencement of operations) through December 31, 2022.
[2] Net of foreign capital gains tax of:	—	—	$5,258	$300	—
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	—	$45,924	$6,507	—

See Notes to Financial Statements.

124	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended December 31, 2022

	WisdomTree U.S. Corporate Bond Fund	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund
INVESTMENT INCOME:

Dividends	$—	$—	$—	$730,274	$1,258,118

Interest	309,878	4,479,972	547,445	4,292	14,260

Non-cash dividends	—	—	—	—	1,650

Securities lending income, net (Note 2)	1,415	38,876	5,841	295	653

Less: Foreign withholding taxes on dividends	—	—	—	(90,066)	(87,920)
Total investment income	311,293	4,518,848	553,286	644,795	1,186,761
EXPENSES:

Advisory fees (Note 3)	16,113	294,330	35,007	57,486	164,737

Service fees (Note 2)	394	3,408	856	790	2,788
Total expenses	16,507	297,738	35,863	58,276	167,525
Net investment income	294,786	4,221,110	517,423	586,519	1,019,236
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	(309,294)	(1,930,753)	(453,507)	(1,381,786)	(789,889)

In-kind redemptions	(4,039,278)	(3,957,179)	(237,813)	(46,375)	(1,934,815)

Futures contracts	—	—	—	(1,542,684)	(3,966,896)

Foreign currency contracts	—	—	—	(8,351)	(65,704)

Foreign currency related transactions	—	—	—	(16,897)	64,005
Net realized loss	(4,348,572)	(5,887,932)	(691,320)	(2,996,093)	(6,693,299)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	4,215,009	6,698,174	69,013	62,829	11,948,097

Futures contracts	—	—	—	159,178	(67,860)

Foreign currency contracts	—	—	—	(1,119)	(602)

Translation of assets and liabilities denominated in foreign currencies	—	—	—	(70,180)	11,944
Net increase in unrealized appreciation/depreciation	4,215,009	6,698,174	69,013	150,708	11,891,579
Net realized and unrealized gain (loss) on investments	(133,563)	810,242	(622,307)	(2,845,385)	5,198,280
Net increase from payment by affiliate (Note 3)	—	—	150	76	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$161,223	$5,031,352	$(104,734)	$(2,258,790)	$6,217,516
[1] Net of foreign capital gains tax of:	—	—	—	$(17)	—

See Notes to Financial Statements.

WisdomTree Trust	125

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended December 31, 2022

	WisdomTree U.S. Efficient Core Fund	WisdomTree Artificial Intelligence and Innovation Fund	WisdomTree Battery Value Chain and Innovation Fund	WisdomTree BioRevolution Fund	WisdomTree Cloud Computing Fund
INVESTMENT INCOME:

Dividends	$5,496,518	$2,810	$23,218	$19,305	$—

Interest	86,488	—	—	—	—

Securities lending income, net (Note 2)	4,455	63	2,058	279	87,138

Less: Foreign withholding taxes on dividends	(1,498)	(432)	(3,721)	(516)	—
Total investment income	5,585,963	2,441	21,555	19,068	87,138
EXPENSES:

Advisory fees (Note 3)	716,320	1,746	9,096	10,893	1,463,291

Service fees (Note 2)	15,759	17	89	107	14,308
Total expenses	732,079	1,763	9,185	11,000	1,477,599
Net investment income (loss)	4,853,884	678	12,370	8,068	(1,390,461)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(19,924,351)	(136,483)	(225,089)	(334,765)	(75,685,515)

In-kind redemptions	17,914,647	—	—	64,855	4,121,598

Futures contracts	(29,453,966)	—	—	—	—

Foreign currency contracts	37	701	1,699	(882)	—

Foreign currency related transactions	(38)	(716)	20,396	1,345	—
Net realized loss	(31,463,671)	(136,498)	(202,994)	(269,447)	(71,563,917)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	3,675,984	91,188	(307,908)	302,611	(2,440,984)

Futures contracts	2,621,784	—	—	—	—

Foreign currency contracts	—	0 [1]	(2)	—	—

Translation of assets and liabilities denominated in foreign currencies	—	30	(22,087)	67	—
Net increase (decrease) in unrealized appreciation/depreciation	6,297,768	91,218	(329,997)	302,678	(2,440,984)
Net realized and unrealized gain (loss) on investments	(25,165,903)	(45,280)	(532,991)	33,231	(74,004,901)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,312,019)	$(44,602)	$(520,621)	$41,299	$(75,395,362)
[1] Amount represents less than $1.

See Notes to Financial Statements.

126	WisdomTree Trust

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended December 31, 2022

WisdomTree Cybersecurity Fund
INVESTMENT INCOME:

Dividends	$3,086

Securities lending income, net (Note 2)	9,596

Less: Foreign withholding taxes on dividends	(463)
Total investment income	12,219
EXPENSES:

Advisory fees (Note 3)	70,223

Service fees (Note 2)	687
Total expenses	70,910
Net investment loss	(58,691)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,117,647)

In-kind redemptions	202,332

Foreign currency contracts	1,096

Foreign currency related transactions	(1,715)
Net realized loss	(915,934)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(3,394,393)

Translation of assets and liabilities denominated in foreign currencies	133
Net decrease in unrealized appreciation/depreciation	(3,394,260)
Net realized and unrealized loss on investments	(4,310,194)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,368,885)

See Notes to Financial Statements.

WisdomTree Trust	127

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged International Equity Fund		WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund		WisdomTree Emerging Markets ESG Fund

	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,799,305	$7,201,966	$1,684,047	$1,958,981	$297,671	$849,512

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(6,951,222)	15,745,183	(8,592,980)	7,252,936	(1,270,569)	(209,574)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	15,991,548	(29,913,702)	10,421,618	(14,851,685)	596,995	(9,320,275)
Net increase (decrease) in net assets resulting from operations	11,839,631	(6,966,553)	3,512,685	(5,639,768)	(375,903)	(8,680,337)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(2,952,900)	(8,333,400)	(3,190,351)	(2,160,473)	(618,705)	(813,816)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	41,932,727	46,532,186	61,062,000	35,211,942	—	3,157,366

Cost of shares redeemed	—	(24,821,425)	—	(10,629,801)	—	(3,585,905)
Net increase (decrease) in net assets resulting from capital share transactions	41,932,727	21,710,761	61,062,000	24,582,141	—	(428,539)
Net Increase (Decrease) in Net Assets	50,819,458	6,410,808	61,384,334	16,781,900	(994,608)	(9,922,692)
NET ASSETS:

Beginning of period	$168,070,483	$161,659,675	$58,118,272	$41,336,372	$25,481,085	$35,403,777

End of period	$218,889,941	$168,070,483	$119,502,606	$58,118,272	$24,486,477	$25,481,085
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	6,050,000	5,300,000	1,950,000	1,200,000	900,000	900,000

Shares created	1,450,000	1,550,000	2,050,000	1,050,000	—	100,000

Shares redeemed	—	(800,000)	—	(300,000)	—	(100,000)
Shares outstanding, end of period	7,500,000	6,050,000	4,000,000	1,950,000	900,000	900,000

See Notes to Financial Statements.

128	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets ex-China Fund	WisdomTree International ESG Fund		WisdomTree U.S. Corporate Bond Fund

	For the Period September 22, 2022* through December 31, 2022 (unaudited)	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$44,501	$70,621	$237,030	$294,786	$1,125,535

Net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(77,872)	(211,110)	(34,985)	(4,348,572)	(2,428,696)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	664,965	363,594	(1,695,997)	4,215,009	(5,842,676)
Net increase (decrease) in net assets resulting from operations	631,594	223,105	(1,493,952)	161,223	(7,145,837)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(84,810)	(79,935)	(238,020)	(321,000)	(1,197,666)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	14,243,628	—	1,484,583	—	—

Cost of shares redeemed	(99)	—	—	(31,870,724)	—
Net increase (decrease) in net assets resulting from capital share transactions	14,243,529	—	1,484,583	(31,870,724)	—
Net Increase (Decrease) in Net Assets	14,790,313	143,170	(247,389)	(32,030,501)	(8,343,503)
NET ASSETS:

Beginning of period	$100	$7,446,635	$7,694,024	$40,684,577	$49,028,080

End of period	$14,790,413	$7,589,805	$7,446,635	$8,654,076	$40,684,577
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	300,000	250,000	900,000	900,000

Shares created	600,000	—	50,000	—	—

Shares redeemed	(4)	—	—	(700,000)	—
Shares outstanding, end of period	600,000	300,000	300,000	200,000	900,000
* Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust	129

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. High Yield Corporate Bond Fund		WisdomTree U.S. Short-Term Corporate Bond Fund		WisdomTree Emerging Markets Efficient Core Fund

	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,221,110	$8,030,190	$517,423	$526,577	$586,519	$513,193

Net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(5,887,932)	(788,116)	(691,320)	(808,823)	(2,996,093)	(3,198,496)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	6,698,174	(33,528,082)	69,013	(2,297,744)	150,708	(7,225,923)

Net increase from payment by affiliate	—	—	150	—	76	—
Net increase (decrease) in net assets resulting from operations	5,031,352	(26,286,008)	(104,734)	(2,579,990)	(2,258,790)	(9,911,226)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(4,340,500)	(7,906,350)	(554,000)	(651,248)	(749,010)	(378,458)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	22,380,310	82,422,563	4,808,011	15,102,248	14,733,714	51,468,255

Cost of shares redeemed	(36,372,679)	(35,293,904)	(9,503,314)	—	(5,099,245)	(8,902,363)
Net increase (decrease) in net assets resulting from capital share transactions	(13,992,369)	47,128,659	(4,695,303)	15,102,248	9,634,469	42,565,892
Net Increase (Decrease) in Net Assets	(13,301,517)	12,936,301	(5,354,037)	11,871,010	6,626,669	32,276,208
NET ASSETS:

Beginning of period	$171,295,300	$158,358,999	$42,756,809	$30,885,799	$34,351,532	$2,075,324

End of period	$157,993,783	$171,295,300	$37,402,772	$42,756,809	$40,978,201	$34,351,532
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,900,000	3,000,000	900,000	600,000	1,200,000	50,000

Shares created	500,000	1,600,000	100,000	300,000	550,000	1,450,000

Shares redeemed	(800,000)	(700,000)	(200,000)	—	(200,000)	(300,000)
Shares outstanding, end of period	3,600,000	3,900,000	800,000	900,000	1,550,000	1,200,000

See Notes to Financial Statements.

130	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International Efficient Core Fund		WisdomTree U.S. Efficient Core Fund		WisdomTree Artificial Intelligence and Innovation Fund

	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (unaudited)	For the Period December 9, 2021* through June 30, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,019,236	$2,014,624	$4,853,884	$8,325,402	$678	$1,439

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(6,693,299)	(8,928,568)	(31,463,671)	6,067,718	(136,498)	(74,061)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	11,891,579	(19,291,690)	6,297,768	(190,207,402)	91,218	(425,354)
Net increase (decrease) in net assets resulting from operations	6,217,516	(26,205,634)	(20,312,019)	(175,814,282)	(44,602)	(497,976)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,049,926)	(1,971,331)	(5,110,910)	(8,163,536)	(1,534)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	135,095,701	157,472,630	130,387,664	543,539,352	—	1,250,000

Cost of shares redeemed	(19,048,786)	(55,527,380)	(86,455,149)	(183,240,518)	—	(101)
Net increase in net assets resulting from capital share transactions	116,046,915	101,945,250	43,932,515	360,298,834	—	1,249,899
Net Increase (Decrease) in Net Assets	121,214,505	73,768,285	18,509,586	176,321,016	(46,136)	751,923
NET ASSETS:

Beginning of period	$75,767,178	$1,998,893	$695,605,066	$519,284,050	$752,023	$100

End of period	$196,981,683	$75,767,178	$714,114,652	$695,605,066	$705,887	$752,023
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,450,000	50,000	20,850,000	12,800,000	50,000	4

Shares created	4,500,000	4,050,000	3,850,000	12,750,000	—	50,000

Shares redeemed	(700,000)	(1,650,000)	(2,700,000)	(4,700,000)	—	(4)
Shares outstanding, end of period	6,250,000	2,450,000	22,000,000	20,850,000	50,000	50,000
* Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust	131

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Battery Value Chain and Innovation Fund		WisdomTree BioRevolution Fund		WisdomTree Cloud Computing Fund

	For the Six Months Ended December 31, 2022 (unaudited)	For the Period February 17, 2022* through June 30, 2022	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$12,370	$10,849	$8,068	$12,468	$(1,390,461)	$(4,639,243)

Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(202,994)	(117,758)	(269,447)	(210,739)	(71,563,917)	(10,186,800)

Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(329,997)	(155,958)	302,678	(1,315,932)	(2,440,984)	(595,077,204)
Net increase (decrease) in net assets resulting from operations	(520,621)	(262,867)	41,299	(1,514,203)	(75,395,362)	(609,903,247)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(21,975)	—	(15,662)	(4,424)	—	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,620,338	2,000,000	—	3,541,300	255,943,410	874,468,867

Cost of shares redeemed	—	(117)	(539,209)	—	(237,536,602)	(910,956,909)
Net increase (decrease) in net assets resulting from capital share transactions	3,620,338	1,999,883	(539,209)	3,541,300	18,406,808	(36,488,042)
Net Increase (Decrease) in Net Assets	3,077,742	1,737,016	(513,572)	2,022,673	(56,988,554)	(646,391,289)
NET ASSETS:

Beginning of period	$1,737,136	$120	$4,687,755	$2,665,082	$630,650,556	$1,277,041,845

End of period	$4,814,878	$1,737,136	$4,174,183	$4,687,755	$573,662,002	$630,650,556
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	50,000	3	270,000	100,000	22,500,000	22,850,000

Shares created	100,000	50,000	—	170,000	9,050,000	20,350,000

Shares redeemed	—	(3)	(30,000)	—	(8,650,000)	(20,700,000)
Shares outstanding, end of period	150,000	50,000	240,000	270,000	22,900,000	22,500,000
* Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

132	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Cybersecurity Fund

	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(58,691)	$183,248

Net realized gain (loss) on investments and foreign currency related transactions	(915,934)	1,284,806

Net decrease in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(3,394,260)	(16,325,428)
Net decrease in net assets resulting from operations	(4,368,885)	(14,857,374)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(7,191)	(177,112)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	33,409,139

Cost of shares redeemed	(2,475,295)	(12,487,363)
Net increase (decrease) in net assets resulting from capital share transactions	(2,475,295)	20,921,776
Net Increase (Decrease) in Net Assets	(6,851,371)	5,887,290
NET ASSETS:

Beginning of period	$32,761,911	$26,874,621

End of period	$25,910,540	$32,761,911
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,840,000	1,100,000

Shares created	—	1,290,000

Shares redeemed	(140,000)	(550,000)
Shares outstanding, end of period	1,700,000	1,840,000

See Notes to Financial Statements.

WisdomTree Trust	133

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged International Equity Fund	For the Six Months Ended December 31, 2022 (unaudited)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Net asset value, beginning of period	$27.78		$30.50	$25.40	$28.84	$28.96	$28.27
Investment operations:

Net investment income[1]	0.43		1.34	0.91	0.80	1.04	1.00

Net realized and unrealized gain (loss)	1.42		(2.54)	5.27	(3.44)	(0.17)	0.70
Total from investment operations	1.85		(1.20)	6.18	(2.64)	0.87	1.70
Dividends to shareholders:

Net investment income	(0.44)		(1.52)	(1.08)	(0.80)	(0.99)	(1.01)
Net asset value, end of period	$29.19		$27.78	$30.50	$25.40	$28.84	$28.96

TOTAL RETURN[2]	6.78%		(4.12)%	24.76%	(9.34)%[3]	3.11%	6.04%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$218,890		$168,070	$161,660	$198,145	$252,362	$262,129

Ratios to average net assets of:

Expenses, net of expense waivers	0.41	%[4],5	0.41%[5]	0.39%	0.35%	0.35%	0.35%

Expenses, prior to expense waivers	0.41	%[4],5	0.41%[5]	0.40%	0.40%	0.40%	0.40%

Net investment income	3.03%[4]		4.41%	3.26%	2.87%	3.68%	3.33%
Portfolio turnover rate[6]	30%		35%	38%	17%	26%	15%

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	For the Six Months Ended December 31, 2022 (unaudited)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Net asset value, beginning of period	$29.80		$34.45	$26.22	$29.60	$31.50	$30.12
Investment operations:

Net investment income[1]	0.55		1.37	0.88	0.88	1.12	1.11

Net realized and unrealized gain (loss)	0.41		(4.65)	8.46	(3.39)	(2.29)	0.92
Total from investment operations	0.96		(3.28)	9.34	(2.51)	(1.17)	2.03
Dividends and distributions to shareholders:

Net investment income	(0.54)		(1.37)	(1.11)	(0.87)	(0.73)	(0.65)

Capital gains	(0.34)		—	—	—	—	—
Total dividends and distributions to shareholders	(0.88)		(1.37)	(1.11)	(0.87)	(0.73)	(0.65)
Net asset value, end of period	$29.88		$29.80	$34.45	$26.22	$29.60	$31.50

TOTAL RETURN[2]	3.32%		(9.78)%	36.12%	(8.70)%[7]	(3.70)%	6.73%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$119,503		$58,118	$41,336	$38,015	$34,041	$17,327

Ratios to average net assets of:

Expenses, net of expense waivers	0.49	%[4],8	0.49%[8]	0.47%	0.43%	0.43%	0.43%

Expenses, prior to expense waivers	0.49	%[4],8	0.49%[8]	0.48%	0.48%	0.48%	0.48%

Net investment income	3.66%[4]		4.06%	2.86%	3.08%	3.77%	3.41%
Portfolio turnover rate[6]	58%		48%	60%	25%	55%	95%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.11% lower.

[4]	Annualized.

[5]

Included in the expense ratio are “Other fees” described in Note 6 (which are not annualized for the fiscal period ended December 31, 2022). Without these expenses, the expense ratio would have been 0.40%.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.14% lower.

[8]

Included in the expense ratio are “Other fees” described in Note 6 (which are not annualized for the fiscal period ended December 31, 2022). Without these expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

134	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets ESG Fund	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020[1]	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Net asset value, beginning of period	$28.31	$39.34	$27.90	$31.47	$30.95	$29.71
Investment operations:

Net investment income[2]	0.33	0.99	0.62	0.93	1.21	0.96

Net realized and unrealized gain (loss)	(0.74)	(11.07)	11.50	(3.44)	0.38	1.14
Total from investment operations	(0.41)	(10.08)	12.12	(2.51)	1.59	2.10
Dividends to shareholders:

Net investment income	(0.69)	(0.95)	(0.68)	(1.06)	(1.07)	(0.86)
Net asset value, end of period	$27.21	$28.31	$39.34	$27.90	$31.47	$30.95

TOTAL RETURN[3]	(1.30)%	(25.99)%	43.82%	(8.19)%	5.25%	7.05%[4]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$24,486	$25,481	$35,404	$33,482	$50,353	$34,042

Ratios to average net assets of:

Expenses	0.32%[5]	0.32%	0.32%[6,7]	0.32%	0.32%	0.32%

Net investment income	2.43%[5]	2.88%	1.79%[6]	3.13%	3.97%	2.91%
Portfolio turnover rate[8]	22%	57%	69%	130%[1]	26%	22%

WisdomTree Emerging Markets ex-China Fund	For the Period September 22, 2022* through December 31, 2022 (unaudited)
Net asset value, beginning of period	$24.73
Investment operations:

Net investment income[2]	0.08

Net realized and unrealized loss	(0.02)[9]
Total from investment operations	0.06
Dividends to shareholders:

Net investment income	(0.14)
Net asset value, end of period	$24.65

TOTAL RETURN[3]	0.25%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$14,790

Ratios to average net assets of:

Expenses	0.32%[5]

Net investment income	1.22%[5]
Portfolio turnover rate[8]	18%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]

The information reflects the investment objective and strategy of the WisdomTree Emerging Markets Dividend Fund through March 15, 2020 and the investment objective and strategy of the WisdomTree Emerging Markets ESG Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Markets ESG Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

WisdomTree Trust	135

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International ESG Fund	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020[1]	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Net asset value, beginning of period	$24.82	$30.78	$24.48	$23.96	$24.67	$23.31
Investment operations:

Net investment income[2]	0.24	0.87	0.51	0.46	0.49	0.71

Net realized and unrealized gain (loss)	0.51	(5.98)	6.52	0.73 [3]	0.02	1.03
Total from investment operations	0.75	(5.11)	7.03	1.19	0.51	1.74
Dividends and distributions to shareholders:

Net investment income	(0.27)	(0.85)	(0.73)	(0.50)	(0.29)	(0.21)

Capital gains	—	—	—	(0.17)	(0.93)	(0.17)
Total dividends and distributions to shareholders	(0.27)	(0.85)	(0.73)	(0.67)	(1.22)	(0.38)
Net asset value, end of period	$25.30	$24.82	$30.78	$24.48	$23.96	$24.67

TOTAL RETURN[4]	3.07%	(16.85)%	28.94%	4.88%	2.56%	7.44%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$7,590	$7,447	$7,694	$18,363	$28,749	$19,736

Ratios to average net assets of:

Expenses, net of expense waivers	0.30%[5]	0.30%	0.30%	0.15%[6]	0.10%[6]	0.10%[6]

Expenses, prior to expense waivers	0.30%[5]	0.30%	0.30%	0.52%[6]	0.58%[6]	0.58%[6]

Net investment income	1.91%[5]	2.96%	1.86%	1.89%[6]	2.10%[6]	2.87%[6]
Portfolio turnover rate[7]	33%	87%	80%	112%[1]	6%	4%

WisdomTree U.S. Corporate Bond Fund	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Net asset value, beginning of period	$45.21	$54.48	$54.40	$51.09	$47.79	$49.88
Investment operations:

Net investment income[2]	0.76	1.25	1.23	1.42	1.59	1.49

Net realized and unrealized gain (loss)	(1.47)	(9.18)	0.25 [3]	3.37	3.28	(2.02)
Total from investment operations	(0.71)	(7.93)	1.48	4.79	4.87	(0.53)
Dividends and distributions to shareholders:

Net investment income	(1.23)	(1.24)	(1.21)	(1.48)	(1.57)	(1.56)

Capital gains	—	(0.10)	(0.19)	—	—	—
Total dividends and distributions to shareholders	(1.23)	(1.34)	(1.40)	(1.48)	(1.57)	(1.56)
Net asset value, end of period	$43.27	$45.21	$54.48	$54.40	$51.09	$47.79

TOTAL RETURN[4]	(1.57)%	(14.83)%	2.75%	9.54%	10.44%	(1.11)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$8,654	$40,685	$49,028	$38,077	$5,109	$4,779

Ratios to average net assets of:

Expenses, net of expense waivers	0.18%[5]	0.18%	0.18%[8]	0.18%	0.18%	0.18%

Expenses, prior to expense waivers	0.18%[5]	0.18%	0.21%	0.28%	0.28%	0.28%

Net investment income	3.29%[5]	2.42%	2.27%	2.71%	3.29%	3.02%
Portfolio turnover rate[7]	20%	52%	36%	25%	22%	21%
[1]

The information reflects the investment objective and strategy of the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund through March 15, 2020 and the investment objective and strategy of the WisdomTree International ESG Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[2]	Based on average shares outstanding.

[3]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

The investment advisor had contractually agreed to limit the advisory fee to 0.18% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.18%.

See Notes to Financial Statements.

136	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Net asset value, beginning of period	$43.92	$52.79	$48.53	$51.51	$49.77	$52.29
Investment operations:

Net investment income[1]	1.23	2.20	2.32	2.64	2.84	2.91

Net realized and unrealized gain (loss)	0.03	(8.92)	4.28	(3.00)	1.69	(2.14)
Total from investment operations	1.26	(6.72)	6.60	(0.36)	4.53	0.77
Dividends and distributions to shareholders:

Net investment income	(1.29)	(2.15)	(2.34)	(2.62)	(2.75)	(2.89)

Capital gains	—	—	—	—	(0.04)	(0.40)

Tax return of capital	—	—	—	(0.00)[2]	—	—
Total dividends and distributions to shareholders	(1.29)	(2.15)	(2.34)	(2.62)	(2.79)	(3.29)
Net asset value, end of period	$43.89	$43.92	$52.79	$48.53	$51.51	$49.77

TOTAL RETURN[3]	2.86%	(13.16)%	13.84%	(0.72)%	9.43%	1.49%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$157,994	$171,295	$158,359	$63,083	$15,453	$4,977

Ratios to average net assets of:

Expenses, net of expense waivers	0.38%[4]	0.38%	0.38%[5]	0.38%	0.38%	0.38%

Expenses, prior to expense waivers	0.38%[4]	0.38%	0.41%	0.48%	0.48%	0.48%

Net investment income	5.45%[4]	4.36%	4.51%	5.32%	5.68%	5.67%
Portfolio turnover rate[6]	13%	24%	21%	22%	14%	35%

WisdomTree U.S. Short-Term Corporate Bond Fund	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Net asset value, beginning of period	$47.51	$51.48	$51.58	$50.43	$49.03	$49.94
Investment operations:

Net investment income[1]	0.63	0.68	0.75	1.23	1.24	0.98

Net realized and unrealized gain (loss)	(0.71)	(3.82)	0.06 [7]	1.13 [7]	1.39	(0.88)

Net increase from payment by affiliate	0.00 [2]	—	—	—	—	—
Total from investment operations	(0.08)	(3.14)	0.81	2.36	2.63	0.10
Dividends and distributions to shareholders:

Net investment income	(0.68)	(0.62)	(0.75)	(1.21)	(1.23)	(1.01)

Capital gains	—	(0.21)	(0.16)	—	—	—
Total dividends and distributions to shareholders	(0.68)	(0.83)	(0.91)	(1.21)	(1.23)	(1.01)
Net asset value, end of period	$46.75	$47.51	$51.48	$51.58	$50.43	$49.03

TOTAL RETURN[3]	(0.16)%[8]	(6.18)%	1.59%	4.75%	5.44%	0.19%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$37,403	$42,757	$30,886	$20,632	$5,043	$4,903

Ratios to average net assets of:

Expenses, net of expense waivers	0.18%[4]	0.18%	0.18%[9]	0.18%	0.18%	0.18%

Expenses, prior to expense waivers	0.18%[4]	0.18%	0.21%	0.28%	0.28%	0.28%

Net investment income	2.66%[4]	1.36%	1.46%	2.43%	2.50%	1.98%
Portfolio turnover rate[6]	31%	55%	47%	43%	28%	41%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

The investment advisor had contractually agreed to limit the advisory fee to 0.38% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.38%.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[8]	Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged (Note 3).

[9]

The investment advisor had contractually agreed to limit the advisory fee to 0.18% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.18%.

See Notes to Financial Statements.

WisdomTree Trust	137

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Efficient Core Fund	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Period May 20, 2021* through June 30, 2021
Net asset value, beginning of period	$28.63	$41.51	$39.75
Investment operations:

Net investment income[1]	0.44	0.82	0.13

Net realized and unrealized gain (loss)	(2.05)	(12.71)	1.69

Net increase from payment by affiliate	0.00 [2]	—	—
Total from investment operations	(1.61)	(11.89)	1.82
Dividends and distributions to shareholders:

Net investment income	(0.58)	(0.73)	(0.06)

Capital gains	—	(0.26)	—
Total dividends and distributions to shareholders	(0.58)	(0.99)	(0.06)
Net asset value, end of period	$26.44	$28.63	$41.51

TOTAL RETURN[3]	(5.51)%[4]	(29.06)%	4.58%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$40,978	$34,352	$2,075

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[5]	0.32%[6]	0.31%[5,6]

Expenses, prior to expense waivers	0.32%[5]	0.32%[6]	0.32%[5,6]

Net investment income	3.26%[5]	2.52%[6]	2.68%[5,6]
Portfolio turnover rate[7]	13%	102%	3%

WisdomTree International Efficient Core Fund	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Period May 20, 2021* through June 30, 2021
Net asset value, beginning of period	$30.93	$39.98	$39.43
Investment operations:

Net investment income[1]	0.25	1.19	0.09

Net realized and unrealized gain (loss)	0.56	(9.26)	0.50 [8]
Total from investment operations	0.81	(8.07)	0.59
Dividends and distributions to shareholders:

Net investment income	(0.22)	(0.96)	(0.04)

Capital gains	—	(0.02)	—
Total dividends and distributions to shareholders	(0.22)	(0.98)	(0.04)
Net asset value, end of period	$31.52	$30.93	$39.98

TOTAL RETURN[3]	2.67%	(20.44)%	1.50%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$196,982	$75,767	$1,999

Ratios to average net assets of:

Expenses	0.26%[5]	0.26%	0.26%[5]

Net investment income	1.61%[5]	3.30%	1.94%[5]
Portfolio turnover rate[7]	3%	13%	0%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Markets Efficient Core Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged (Note 3).

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

138	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Efficient Core Fund	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Period August 2, 2018* through June 30, 2019
Net asset value, beginning of period	$33.36	$40.57	$30.60	$27.14	$25.08
Investment operations:

Net investment income[1]	0.23	0.42	0.41	0.45	0.38

Net realized and unrealized gain (loss)	(0.89)	(7.23)	9.95	3.39	2.01
Total from investment operations	(0.66)	(6.81)	10.36	3.84	2.39
Dividends and distributions to shareholders:

Net investment income	(0.24)	(0.40)	(0.37)	(0.27)	(0.33)

Capital gains	—	—	(0.02)	(0.11)	—
Total dividends and distributions to shareholders	(0.24)	(0.40)	(0.39)	(0.38)	(0.33)
Net asset value, end of period	$32.46	$33.36	$40.57	$30.60	$27.14

TOTAL RETURN[2]	(1.97)%	(16.95)%	34.04%	14.25%	9.64%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$714,115	$695,605	$519,284	$238,679	$5,428

Ratios to average net assets of:

Expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%[3]

Net investment income	1.36%[3]	1.05%	1.12%	1.57%	1.68%[3]
Portfolio turnover rate[4]	4%	7%	9%	13%	11%

WisdomTree Artificial Intelligence and Innovation Fund	For the Six Months Ended December 31, 2022 (unaudited)	For the Period December 9, 2021* through June 30, 2022
Net asset value, beginning of period	$15.04	$25.22
Investment operations:

Net investment income[1]	0.01	0.03

Net realized and unrealized loss	(0.90)	(10.21)
Total from investment operations	(0.89)	(10.18)
Dividends to shareholders:

Net investment income	(0.03)	—
Net asset value, end of period	$14.12	$15.04

TOTAL RETURN[2]	(5.91)%	(40.36)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$706	$752

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%[3]

Net investment income	0.17%[3]	0.26%[3]
Portfolio turnover rate[4]	31%	11%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	139

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Battery Value Chain and Innovation Fund	For the Six Months Ended December 31, 2022 (unaudited)	For the Period February 17, 2022* through June 30, 2022
Net asset value, beginning of period	$34.74	$40.49
Investment operations:

Net investment income[1]	0.10	0.22

Net realized and unrealized loss	(2.59)	(5.97)
Total from investment operations	(2.49)	(5.75)
Dividends to shareholders:

Net investment income	(0.15)	—
Net asset value, end of period	$32.10	$34.74

TOTAL RETURN[2]	(7.17)%	(14.20)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$4,815	$1,737

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%[3]

Net investment income	0.61%[3]	1.56%[3]
Portfolio turnover rate[4]	50%	48%

WisdomTree BioRevolution Fund	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Period June 3, 2021* through June 30, 2021
Net asset value, beginning of period	$17.36	$26.65	$25.03
Investment operations:

Net investment income (loss)[1]	0.03	0.08	(0.00)[5]

Net realized and unrealized gain (loss)	0.07	(9.34)	1.62
Total from investment operations	0.10	(9.26)	1.62
Dividends to shareholders:

Net investment income	(0.07)	(0.03)	—
Net asset value, end of period	$17.39	$17.36	$26.65

TOTAL RETURN[2]	0.55%	(34.79)%	6.47%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$4,174	$4,688	$2,665

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%	0.45%[3]

Net investment income (loss)	0.33%[3]	0.36%	(0.07)%[3]
Portfolio turnover rate[4]	11%	17%	0%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Amount represents less than $0.005.

See Notes to Financial Statements.

140	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Cloud Computing Fund	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Period September 6, 2019* through June 30, 2020
Net asset value, beginning of period	$28.03	$55.89	$38.96	$25.06
Investment operations:

Net investment loss[1]	(0.06)	(0.21)	(0.22)	(0.11)

Net realized and unrealized gain (loss)	(2.92)	(27.65)	17.15	14.01
Total from investment operations	(2.98)	(27.86)	16.93	13.90
Net asset value, end of period	$25.05	$28.03	$55.89	$38.96

TOTAL RETURN[2]	(10.63)%	(49.85)%	43.45%	55.47%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$573,662	$630,651	$1,277,042	$420,771

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%	0.45%	0.45%[3]

Net investment loss	(0.43)%[3]	(0.44)%	(0.44)%	(0.43)%[3]
Portfolio turnover rate[4]	22%	50%	40%	8%

WisdomTree Cybersecurity Fund	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Period January 28, 2021* through June 30, 2021
Net asset value, beginning of period	$17.81	$24.43	$24.17
Investment operations:

Net investment income (loss)[1]	(0.03)	0.12	(0.01)

Net realized and unrealized gain (loss)	(2.54)	(6.63)	0.27
Total from investment operations	(2.57)	(6.51)	0.26
Dividends to shareholders:

Net investment income	(0.00)[5]	(0.11)	—
Net asset value, end of period	$15.24	$17.81	$24.43

TOTAL RETURN[2]	(14.41)%	(26.79)%	1.08%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$25,911	$32,762	$26,875

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%	0.45%[3]

Net investment income (loss)	(0.38)%[3]	0.49%	(0.16)%[3]
Portfolio turnover rate[4]	28%	56%	18%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree Trust	141

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Emerging Markets ESG Fund (“Emerging Markets ESG Fund”)	April 7, 2016
WisdomTree Emerging Markets ex-China Fund (“Emerging Markets ex-China Fund”)	September 22, 2022
WisdomTree International ESG Fund (“International ESG Fund”)	November 3, 2016
WisdomTree U.S. Corporate Bond Fund (“U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund (“U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund (“U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Emerging Markets Efficient Core Fund (“Emerging Markets Efficient Core Fund”)	May 20, 2021
WisdomTree International Efficient Core Fund (“International Efficient Core Fund”)	May 20, 2021
WisdomTree U.S. Efficient Core Fund (“U.S. Efficient Core Fund”)	August 2, 2018
WisdomTree Artificial Intelligence and Innovation Fund (“Artificial Intelligence and Innovation Fund”)	December 9, 2021
WisdomTree Battery Value Chain and Innovation Fund (“Battery Value Chain and Innovation Fund”)	February 17, 2022
WisdomTree BioRevolution Fund (“BioRevolution Fund”)	June 3, 2021
WisdomTree Cloud Computing Fund (“Cloud Computing Fund”)	September 6, 2019
WisdomTree Cybersecurity Fund (“Cybersecurity Fund”)	January 28, 2021

Each Fund, except the Emerging Markets ESG Fund, International ESG Fund, Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The Emerging Markets ESG Fund, International ESG Fund, Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund are actively managed using a model-based approach. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions

142	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

(e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s valuation policy. The Board of Trustees has established a valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or

WisdomTree Trust	143

Notes to Financial Statements (unaudited) (continued)

events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date and significant transfers into or out of Level 3 of the fair value hierarchy during the six months or period ended December 31, 2022, if any, are included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, equity futures contracts and interest rate futures contracts during the fiscal period ended December 31, 2022 and open positions in such derivatives as of December 31, 2022 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The maximum exposure to derivatives agreements with credit risk would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2—Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of December 31, 2022, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

As of December 31, 2022, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$59,227	Unrealized depreciation on foreign currency contracts	$3,947,330
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	75,049	Unrealized depreciation on foreign currency contracts	2,237,720

144	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

	Asset Derivatives			Liability Derivatives

Fund	Balance Sheet Location	Value		Balance Sheet Location	Value
International ESG Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$5		Unrealized depreciation on foreign currency contracts	$—
Emerging Markets Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	10,442		Unrealized depreciation on futures contracts*	108,984
International Efficient Core Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—		Unrealized depreciation on foreign currency contracts	48
Interest rate risk	Unrealized appreciation on futures contracts*	22,813		Unrealized depreciation on futures contracts*	612,180
U.S. Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	97,348		Unrealized depreciation on futures contracts*	2,234,873
Artificial Intelligence and Innovation Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	0	[1]	Unrealized depreciation on foreign currency contracts	—
*

Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 148 for additional information regarding balance sheet location of balances associated with futures contracts.

[1]	Amount represents less than $1.

For the six months or period ended December 31, 2022, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	$7,419,062	$(8,105,541)
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign currency risk	2,371,676	(3,738,586)
Emerging Markets ESG Fund
Foreign currency risk	(5,431)	—
Emerging Markets ex-China Fund[3]
Equity risk	(513)	—
Foreign currency risk	(38,696)	—
International ESG Fund
Foreign currency risk	(352)	4
Emerging Markets Efficient Core Fund
Foreign currency risk	(8,351)	(1,119)
Interest rate risk	(1,542,684)	159,178
International Efficient Core Fund
Foreign currency risk	(65,704)	(602)
Interest rate risk	(3,966,896)	(67,860)
U.S. Efficient Core Fund
Foreign currency risk	37	—
Interest rate risk	(29,453,966)	2,621,784
Artificial Intelligence and Innovation Fund
Foreign currency risk	701	0 [4]
Battery Value Chain and Innovation Fund
Foreign currency risk	1,699	(2)
BioRevolution Fund
Foreign currency risk	(882)	—

WisdomTree Trust	145

Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Cybersecurity Fund
Foreign currency risk	$1,096	$—
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Equity risk	Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Interest rate risk	Net realized gain (loss) from futures contracts
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Equity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
[3]	For the period September 22, 2022 (commencement of operations) through December 31, 2022.

[4]	Amount represents less than $1.

During the six months or period ended December 31, 2022, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	$129,145,003	$242,286,589	$—
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign currency risk	61,845,837	114,341,015	—
Emerging Markets ESG Fund
Foreign currency risk	3,487	2,601	—
Emerging Markets ex-China Fund[1]
Equity risk[2]	—	—	52,483
Foreign currency risk	84,060	112,589	—
International ESG Fund
Foreign currency risk	847	2,988	—
Emerging Markets Efficient Core Fund
Foreign currency risk	34,328	165,688	—
Interest rate risk	—	—	21,484,854
International Efficient Core Fund
Foreign currency risk	5,022	458,703	—
Interest rate risk	—	—	74,611,674
U.S. Efficient Core Fund
Foreign currency risk[2]	288	—	—
Interest rate risk	—	—	425,049,644
Artificial Intelligence and Innovation Fund
Foreign currency risk	114	43	—
Battery Value Chain and Innovation Fund
Foreign currency risk	1,683	256	—
BioRevolution Fund
Foreign currency risk	—	494	—
Cloud Computing Fund
Foreign currency risk	4,492	22,402	—
Cybersecurity Fund
Foreign currency risk[2]	90,545	111,969	—
[1]	For the period September 22, 2022 (commencement of operations) through December 31, 2022.

[2]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost

146	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended December 31, 2022, the Funds, except for the Currency Hedged Equity Funds, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Currency Hedged Equity Funds utilized foreign currency contracts primarily to dynamically offset applicable international currency exposure from positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the

WisdomTree Trust	147

Notes to Financial Statements (unaudited) (continued)

contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss)” from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Emerging Markets ex-China Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s annual portfolio rebalance. The Emerging Markets Efficient Core Fund utilized futures contracts to obtain long exposure to equity futures contracts and U.S. Treasury obligations consistent with its investment strategy. The International Efficient Core Fund and U.S. Efficient Core Fund primarily utilized futures contracts to obtain long exposure to U.S. Treasury obligations consistent with their investment strategy. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., equity, currency or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statement of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margin received or paid by the Funds, that is on deposit with the broker, on both open and closed futures contracts and certain futures contracts where variation margin is received or paid by the Funds on the expiration date, are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts” or “Deposits due to broker for future contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. Prior to August 19, 2022, when a Fund purchased or sold a futures contract, the Fund was required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund would segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, would “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This functioned as a practical limit on the amount of leverage which a Fund could undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities. Effective August 19, 2022, the Funds have adopted a derivatives risk management program that is reasonably designed to manage the Funds’ derivatives risk. Please see Note 7 “Recent Regulatory Update” for information on new regulations governing the use of derivatives by the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from

148	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Each Fund’s futures contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts are excluded from the netting table herein.

WisdomTree Trust	149

Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2022, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets						Liabilities

	Gross Amounts in the Statements of Assets and Liabilities		Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount		Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund			Financial Instruments	Collateral Received				Financial Instruments	Collateral Posted	Net Amount
Dynamic Currency Hedged International Equity Fund
Securities Lending	$15,410,764		$—	$(15,410,764)[1]	$—		$—	$—	$—	$—
Foreign Currency Contracts	59,227		(58,918)	—	309		3,947,330	(58,918)	—	3,888,412
Dynamic Currency Hedged International SmallCap Equity Fund
Securities Lending	13,799,312		—	(13,799,312)[1]	—		—	—	—	—
Foreign Currency Contracts	75,049		(64,064)	—	10,985		2,237,720	(64,064)	—	2,173,656
Emerging Markets ESG Fund
Securities Lending	974,306		—	(974,306)[1]	—		—	—	—	—
International ESG Fund
Securities Lending	235,227		—	(235,227)[1]	—		—	—	—	—
Foreign Currency Contracts	5		—	—	5		—	—	—	—
U.S. Corporate Bond Fund
Securities Lending	174,201		—	(174,201)[1]	—		—	—	—	—
U.S. High Yield Corporate Bond Fund
Securities Lending	9,015,639		—	(9,015,639)[1]	—		—	—	—	—
U.S. Short-Term Corporate Bond Fund
Securities Lending	868,544		—	(868,544)[1]	—		—	—	—	—
Emerging Markets Efficient Core Fund
Securities Lending	165,191		—	(165,191)[1]	—		—	—	—	—
International Efficient Core Fund
Securities Lending	750,410		—	(750,410)[1]	—		—	—	—	—
Foreign Currency Contracts	—		—	—	—		48	—	—	48
U.S. Efficient Core Fund
Securities Lending	605,203		—	(605,203)[1]	—		—	—	—	—
Artificial Intelligence and Innovation Fund
Securities Lending	41,815		—	(41,815)[1]	—		—	—	—	—
Foreign Currency Contracts	0	[2]	—	—	0	[2]	—	—	—	—
Battery Value Chain and Innovation Fund
Securities Lending	274,885		—	(274,885)[1]	—		—	—	—	—
BioRevolution Fund
Securities Lending	54,634		—	(54,634)[1]	—		—	—	—	—
Cloud Computing Fund
Securities Lending	38,618,121		—	(38,618,121)[1]	—		—	—	—	—
Cybersecurity Fund
Securities Lending	3,465,200		—	(3,465,200)[1]	—		—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

[2]	Amount represents less than $1.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

150	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Investments—Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Foreign currency (restricted)—Restricted foreign currency is subject to legal or contractual restriction by third parties as well as a restriction to withdrawal or use. Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use by the Funds.

During the period ended December 31, 2022, the Emerging Markets ESG Fund and the Emerging Markets Efficient Core Fund received dividend payments from sanctioned Russian issuers having a U.S.-dollar equivalent as shown in the Statements of Assets and Liabilities under “Foreign currency (restricted), at cost”, which are held in a foreign cash account held by the funds’ custodian and is restricted from withdrawal or use. These amounts have been fair valued using significant unobservable inputs by WTAM’s Valuation Committee and is shown in the Statements of Assets and Liabilities under “Foreign currency (restricted), at value”.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e, book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. Corporate Bond Fund, U.S. High Yield Corporate Bond Fund and U.S. Short-Term Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WisdomTree Trust	151

Notes to Financial Statements (unaudited) (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Dynamic Currency Hedged International Equity Fund	0.40%
Dynamic Currency Hedged International SmallCap Equity Fund	0.48%
Emerging Markets ESG Fund	0.32%
Emerging Markets ex-China Fund[1]	0.32%
International ESG Fund	0.30%
U.S. Corporate Bond Fund	0.18%
U.S. High Yield Corporate Bond Fund	0.38%
U.S. Short-Term Corporate Bond Fund	0.18%
Emerging Markets Efficient Core Fund	0.32%
International Efficient Core Fund	0.26%
U.S. Efficient Core Fund	0.20%
Artificial Intelligence and Innovation Fund	0.45%
Battery Value Chain and Innovation Fund	0.45%
Bio Revolution Fund	0.45%
Cloud Computing Fund	0.45%
Cybersecurity Fund	0.45%
[1]	Since the commencement of operations on September 22, 2022.

During the six months ended December 31, 2022, the U.S. Short-Term Corporate Bond Fund received a voluntary reimbursement of $150 from Voya for investment losses due to an operational error. During the six months ended December 31, 2022, the Emerging Markets Efficient Core Fund received a voluntary reimbursement of $76 from Mellon for investment losses due to an operational error. The dollar amount of the voluntary reimbursements is shown in the Statements of Operations in “Net increase from payment by affiliate”.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended December 31, 2022, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFEs (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

During the six months ended December 31, 2022, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the six months ended December 31, 2022, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Dynamic Currency Hedged International Equity Fund	$8,499,861	$8,015,589	$(2,527,320)
Dynamic Currency Hedged International SmallCap Equity Fund	2,179,294	3,533,625	(748,583)

152	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months or period ended December 31, 2022, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At December 31, 2022		For the six-months ended December 31, 2022

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Dynamic Currency Hedged International Equity Fund	667	$19,510	$295
International ESG Fund	338	8,548	91
U.S. Corporate Bond Fund	—	—	7,380
U.S. High Yield Corporate Bond Fund	536	23,546	661
U.S. Short-Term Corporate Bond Fund	364	17,015	18,798
Emerging Markets Efficient Core Fund	43	1,141	24
International Efficient Core Fund	198	6,283	43
U.S. Efficient Core Fund	399	12,948	93
Cloud Computing Fund	86	2,157	—
Cybersecurity Fund	137	2,086	1

4. CAPITAL SHARE TRANSACTIONS

As of December 31, 2022, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended December 31, 2022 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Dynamic Currency Hedged International Equity Fund	$62,924,570	$55,193,967	$37,722,463	$—
Dynamic Currency Hedged International SmallCap Equity Fund	55,903,534	52,437,964	57,289,174	—
Emerging Markets ESG Fund	5,300,468	5,521,486	—	—
Emerging Markets ex-China Fund[1]	14,270,970	2,518,738	2,431,268	—
International ESG Fund	2,426,260	2,423,226	—	—
U.S. Corporate Bond Fund	3,417,029	3,392,922	—	31,360,890
U.S. High Yield Corporate Bond Fund	19,912,723	19,139,222	21,967,133	34,985,414
U.S. Short-Term Corporate Bond Fund	11,814,139	11,878,401	4,784,761	9,165,774
Emerging Markets Efficient Core Fund	11,014,434	4,031,706	2,731,839	2,001,701
International Efficient Core Fund	3,850,313	3,193,817	117,770,988	16,909,327
U.S. Efficient Core Fund	25,993,806	44,347,935	118,272,322	78,859,711
Artificial Intelligence and Innovation Fund	236,427	236,134	—	—
Battery Value Chain and Innovation Fund	3,230,746	2,006,042	2,384,251	—
BioRevolution Fund	519,522	532,660	—	535,673
Cloud Computing Fund	140,063,097	141,898,222	245,460,264	227,072,444
Cybersecurity Fund	8,525,100	8,626,484	—	2,386,416
[1]	For the period September 22, 2022 (commencement of operations) through December 31, 2022.

WisdomTree Trust	153

Notes to Financial Statements (unaudited) (continued)

6. FEDERAL INCOME TAXES

At December 31, 2022, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation	Total Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged International Equity Fund	$214,941,101	$20,521,534	$(6,253,874)	$14,267,660	$777	$(131,336)	$(130,559)	$14,137,101
Dynamic Currency Hedged International SmallCap Equity Fund	121,224,450	9,127,602	(4,531,093)	4,596,509	1,042	(119,171)	(118,129)	4,478,380
Emerging Markets ESG Fund	23,759,152	3,630,372	(2,454,658)	1,175,714	—	—	—	1,175,714
Emerging Markets ex-China Fund	14,097,212	1,091,751	(420,242)	671,509	—	—	—	671,509
International ESG Fund	7,582,950	561,620	(456,030)	105,590	—	—	—	105,590
U.S. Corporate Bond Fund	9,936,362	3,690	(1,221,350)	(1,217,660)	—	—	—	(1,217,660)
U.S. High Yield Corporate Bond Fund	186,158,138	178,622	(23,263,066)	(23,084,444)	—	—	—	(23,084,444)
U.S. Short-Term Corporate Bond Fund	39,464,550	5,989	(1,800,546)	(1,794,557)	—	—	—	(1,794,557)
Emerging Markets Efficient Core Fund	44,344,098	886,887	(7,917,240)	(7,030,353)	—	—	—	(7,030,353)
International Efficient Core Fund	185,627,281	5,774,287	(12,607,419)	(6,833,132)	—	(48)	(48)	(6,833,180)
U.S. Efficient Core Fund	691,450,338	47,342,796	(94,175,364)	(46,832,568)	—	—	—	(46,832,568)
Artificial Intelligence & Innovation Fund	1,053,541	17,435	(351,576)	(334,141)	—	—	—	(334,141)
Battery Value Chain and Innovation Fund	5,459,043	222,028	(686,421)	(464,393)	—	—	—	(464,393)
BioRevolution Fund	5,105,850	344,909	(1,258,179)	(913,270)	—	—	—	(913,270)
Cloud Computing Fund	1,118,285,996	3,500,825	(536,142,825)	(532,642,000)	—	—	—	(532,642,000)
Cybersecurity Fund	48,164,872	190,012	(19,243,348)	(19,053,336)	—	—	—	(19,053,336)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included net in the Statements of Operations in “Less: Foreign withholding taxes”, the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended December 31, 2022, the ECJ tax reclaims received by the Funds did not exceed the foreign withholding taxes of the respective Funds.

154	WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

7. RECENT REGULATORY UPDATE

Effective August 19, 2022, the Funds have adopted policies and procedures reasonably designed to comply with new regulations issued by the SEC governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework used by the Funds prior to August 19, 2022 to comply with Section 18 of the 1940 Act, and requires funds, whose use of derivatives is greater than a limited specified amount, to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Rule 18f-4 has not had a material impact on the Funds’ financial statements.

The fair valuation Rule 2a-5 went into effect on September 8, 2022. The Rule sets forth requirements for determining the fair value of portfolio securities and establishes a framework focused on process, testing and oversight. The Rule allows fund boards to designate a valuation designee responsible for performing fair value determinations in good faith. WTAM has been designated as the Valuation Designee for the Funds and is responsible for assessing material risks, establishing fair value methodologies, testing the appropriateness and accuracy of the methodologies and overseeing third-party pricing vendors. Under the new fair valuation policies, WTAM is responsible for regular quarterly reporting of any material fair valuation matter, annual reporting on the adequacy of the Valuation Designee’s processes, and the prompt notification to the board of any material impact of the fair value process on portfolio investments.

8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on a sale of an equity security is not considered a part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in ASU 2022-03 also require the following disclosures for equity securities subject to contractual sale restrictions: (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (ii) the nature and remaining duration of the restriction(s), and (iii) the circumstances that could cause a lapse in the restriction(s). The amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public business entities (early adoption is also permitted). WTAM is currently evaluating the impact that the adoption of ASU 2202-03 will have on the Trust’s financial statements and related disclosures.

9. ADDITIONAL INFORMATION

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally since 2019, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects

WisdomTree Trust	155

Notes to Financial Statements (unaudited) (concluded)

cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

*  *  *  *  *

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, and the United Kingdom made a commitment to phase out oil import from Russia by the end of 2022.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion or otherwise adversely affected by the sanctions. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

156	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

(all applicable Funds except the WisdomTree Emerging Markets ex-China Fund)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 19-20, 2022 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), (ii) the Sub-Advisory Agreement (the “Mellon Sub-Advisory Agreement”), pursuant to which Mellon Investments Corporation (“Mellon”) coordinates the investment and reinvestment of the assets of the applicable Funds, and (iii) the Sub-Advisory Agreement (together with the Mellon Sub-Advisory Agreement, the “Sub-Advisory Agreements,” and, collectively with the Advisory Agreements and the Mellon Sub-Advisory Agreement, the “Agreements”), pursuant to which Voya Investment Management Co. LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”) coordinates the investment and reinvestment of the assets of the applicable Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 11, 2022, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2022, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The

WisdomTree Trust	157

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the

158	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

* * * * * *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Emerging Markets ex-China Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on March 9-10, 2022, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, on December 3, 2021. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the WisdomTree Emerging Markets ex-China Fund would be passively managed. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

WisdomTree Trust	159

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund has not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Advisers in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund has not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-advisers, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

* * * * * *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

160	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com/investments.

WisdomTree Trust	161

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the Fixed Income Funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Scan the QR code with your

smartphone camera to

learn more at

WisdomTree.com/investments

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S.

WTGM-7330

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: October 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: October 26, 2023

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: October 26, 2023